FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES VI
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-522-7297
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of Fidelity Advisor Short-Intermediate Municipal
Income Fund:
 NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity Advisor Short-Intermediate Municipal Income Fund (the fund) will be held at the office of Fidelity Advisor Series VI (the trust), 82 Devonshire Street, Boston, Massachusetts 02109 on May 4, 1998, at 9:00 a.m. Eastern time. The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.
 (1) To approve an Agreement and Plan of Reorganization between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, another fund of the trust, providing for the transfer of all of the assets of Fidelity Advisor Short-Intermediate Municipal Income Fund to Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for shares of beneficial interest in Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund and the assumption by Fidelity Advisor Intermediate Municipal Income Fund of Fidelity Advisor Short-Intermediate Municipal Income Fund's liabilities, followed by the distribution of such shares to shareholders of the corresponding class of Fidelity Advisor Short-Intermediate Municipal Income Fund in liquidation of Fidelity Advisor Short-Intermediate Municipal Income Fund.
 The Board of Trustees has fixed the close of business on March 9, 1998 as the record date for the determination of the shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof. By order of the Board of Trustees,
ERIC D. ROITER, Secretary
March 9, 1998
YOUR VOTE IS IMPORTANT -
PLEASE RETURN YOUR PROXY CARD PROMPTLY.
SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATE AND SIGN IT, AND RETURN IT IN THE ENVELOPE PROVIDED, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID UNNECESSARY EXPENSE, WE ASK YOUR COOPERATION IN MAILING YOUR PROXY CARD PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.
INSTRUCTIONS FOR EXECUTING PROXY CARD
 The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1. INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears in the registration on the proxy card.
2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3. ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:
 REGISTRATION   VALID SIGNATURE

A. 1)   ABC Corp.                       John Smith, Treasurer

 2)     ABC Corp.                       John Smith, Treasurer

        c/o John Smith, Treasurer

B. 1)   ABC Corp. Profit Sharing Plan   Ann B. Collins, Trustee

 2)     ABC Trust                       Ann B. Collins, Trustee

 3)     Ann B. Collins, Trustee         Ann B. Collins, Trustee

        u/t/d 12/28/78

C. 1)   Anthony B. Craft, Cust.         Anthony B. Craft

        f/b/o Anthony B. Craft, Jr.

        UGMA


FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES VI
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-   522-7297
PROXY STATEMENT AND PROSPECTUS
MARCH 9, 1998
 This Proxy Statement and Prospectus (Proxy Statement) is being furnished to shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate), a fund of Fidelity Advisor Series VI (the trust), in connection with the solicitation of proxies by the trust's Board of Trustees for use at the Special Meeting of Shareholders of Short-Intermediate and at any adjournments thereof (the Meeting). The Meeting will be held on Monday, May 4, 1998 at 9:00 a.m. Eastern time at 82 Devonshire Street, Boston, Massachusetts 02109, the principal executive office of the trust.
 As more fully described in the Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization (Reorganization). Pursuant to an Agreement and Plan of Reorganization (the Agreement), Short-Intermediate would transfer all of its assets to Fidelity Advisor Intermediate Municipal Income Fund (Intermediate), another fund of the trust, in exchange solely for shares of beneficial interest in Class A, Class T, and Institutional Class of Intermediate and the assumption by Intermediate of Short-Intermediate's liabilities. The number of shares to be issued in the proposed Reorganization will be based upon the relative net asset values of the outstanding shares of Class A, Class T, and Institutional Class of Short-Intermediate and the corresponding class of Intermediate at the time of the exchange. As provided in the Agreement, Short-Intermediate will distribute Class A, Class T, and Institutional Class shares of Intermediate to its shareholders of the corresponding class in liquidation of Short-Intermediate on May 28, 1998, or such other date as the parties may agree (the Closing Date). Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date.
 Intermediate, a municipal bond fund, is a diversified fund of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust on June 1, 1983. Intermediate's investment objective is to seek high current income free from federal income tax consistent with the preservation of capital. Intermediate seeks to achieve its investment objective by normally investing in investment-grade municipal securities while maintaining an average maturity of between three and 10 years.
 This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Reorganization and Intermediate that a shareholder should know before voting on the proposed Reorganization. The Statement of Additional Information dated March 9, 1998 relating to this Proxy Statement has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. This Proxy Statement is accompanied by the Prospectus
(dated    February 28, 1998    ), which offer   s     shares of Class
A, Class T, and Institutional Class of Intermediate. The Statement of Additional Information for Class A, Class T, and Institutional Class
of Intermediate (dated    February 28, 1998    ) is available upon
request. Attachment 1 contains excerpts from the Annual Reports of Class A, Class T, and Institutional Class of Intermediate dated November 30, 1997. The Prospectuses and Statement of Additional Information for Intermediate have been filed with the SEC and are incorporated herein by reference. The Prospectuses and Statement of Additional Information for Class A, Class T, and Institutional Class
of Short-Intermediate (each dated    February 28, 1998    ) have been
filed with the SEC and are incorporated herein by reference. Copies of these documents may be obtained without charge by contacting the trust or Intermediate at Fidelity Client Services, 82 Devonshire Street,
Boston, Massachusetts 02109 or by calling 1-800-52   2    -7297.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
Voting Information
Synopsis
Comparison of Other Policies of the Funds
Comparison of Principal Risk Factors
The Proposed Transaction
Additional Information About Intermediate
Miscellaneous
Attachment 1. Excerpts from the Annual Reports of Class A, Class T, and Institutional Class of Fidelity Advisor
Intermediate Municipal Income Fund dated November 30, 1997
Exhibit 1. Form of Agreement and Plan of Reorganization between Fidelity Advisor Short-Intermediate Municipal
Income Fund and Fidelity Advisor Intermediate Municipal Income Fund PROXY STATEMENT AND PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS OF
FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES VI
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-52   2    -7297
TO BE HELD ON MAY 4, 1998
VOTING INFORMATION
 This Proxy Statement and Prospectus (Proxy Statement) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Fidelity Advisor Series VI (the trust) to be used at the Special Meeting of Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate or the
fund) and at any adjournments thereof (the Meeting), to be held on Monday, May 4, 1998 at 9:00 a.m. Eastern time at 82 Devonshire Street, Boston, Massachusetts 02109, the principal executive office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.
 The purpose of the Meeting is set forth in the accompanying Notice. The solicitation is made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about March 9, 1998. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. and/or Management Information Services Corp. may be paid on a per-call basis to solicit shareholders on behalf of the fund at an anticipated cost of approximately $4,150. The expenses in connection with preparing this Proxy Statement and its enclosures and of all solicitations will be paid by the fund, provided the expenses do not exceed Class A's, Class T's, or Institutional Class's expense cap of 0.90%, 1.00%, and 0.75% respectively. Expenses exceeding each class's expense cap will be paid by FMR. The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.
 If the enclosed proxy card is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, or by attending the Meeting and voting in person.
 All proxy cards solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and which are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. Only proxies that are voted will be counted toward establishing a quorum. Broker non-votes are not considered voted for this purpose. Shareholders should note that while votes to ABSTAIN will count toward establishing a quorum, passage of any proposal being considered at the Meeting will occur only if a sufficient number of votes are cast FOR the proposal. Accordingly, votes to ABSTAIN and votes AGAINST will have the same effect in determining whether the proposal is approved.
 Short-Intermediate may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of the fund at an anticipated cost of approximately $5,600. The expenses in connection with telephone voting will be paid by the fund, provided the expenses do not exceed Class A's, Class T's, or Institutional Class's expense cap of 0.90%, 1.00%, and 0.75% respectively. Expenses exceeding each class's expense cap will be paid by FMR. If the fund records votes by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies given by telephone may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
 If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposed item are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted against the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement or on any other business properly presented at the meeting prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.
 Shares of each class of Short-Intermediate and Fidelity Advisor Intermediate Municipal Income Fund (Intermediate) issued and outstanding as of November 30, 1997 are listed below:
Short-Intermediate: Class A               62,680

Short-Intermediate: Class T               2,147,471

Short-Intermediate: Institutional Class   62,284

Intermediate: Class A                     41,679

Intermediate: Class T                     4,609,444

Intermediate: Class B                     747,589

Intermediate: Class C                     1,187

Intermediate: Institutional Class         575,743

 Shareholders of Short-Intermediate of record at the close of business on March 9, 1998 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.
 As of November 30, 1997, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares. As of November 30, 1997, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate less than 1% of each class's total outstanding shares. As of November 30, 1997, the following owned of record or beneficially 5% or more of each fund or a class's outstanding shares of Intermediate and Short-Intermediate:
 Short-Intermediate: Class A: FIS Securities, Inc., Providence, RI (49.43%); FMR Corp., Boston, MA (17.74%); Donaldson, Lufkin & Jenrette, New York, NY (16.00%); Metlife Securities, Inc., Denver, CO (13.37%); Investment Advisors & Consultants, Inc., Ocean, NJ (6.24%).
 Short-Intermediate: Class T: Key Investments, Cleveland, OH (19.49%); Cowles, Sabol & Co., Inc., Encino, CA (9.44%).
 Short-Intermediate: Institutional Class: Peoples Bank and Trust Co., Indianapolis, IN (35.13%); First American Bank & Trust, Fort Atkinson, WI (29.80%); FMR Corp., Boston, MA (18.76%); University Bank, Houston, TX (13.96%).
 Short-Intermediate: Key Investments, Cleveland, OH (18.48%); Cowles, Sabol & Co., Inc., Encino, CA (8.95%).
 Intermediate: Class A: FMR Corp., Boston, MA (27.43%); Summit Trust Company, Summit, NJ (26.37%); Gerson Horowitz Green Sec. Corp., New York, NY (13.48%); Locust Street Securities, Inc., Des Moines, IA (13.30%); FSC Securities Corp., Atlanta, GA (10.02%); Corelink Financial, Providence, RI (8.68%).
 Intermediate: Class T: Royal Alliance Assoc., Inc., Birmingham, AL (9.49%); Smith Barney, New York, NY (6.62%); Commonwealth Equity Services, Waltham, MA (6.07%).
 Intermediate: Class B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.74%); Prudential Securities, New York, NY (6.84%); Royal Alliance Assoc., Inc., Birmingham, AL (6.55%); Donaldson, Lufkin & Jenrette, New York, NY (6.29%); National Financial Services Corporation, Boston, MA (6.21%); A. G. Edwards & Sons, St. Louis, MO (5.89%).
 Intermediate: Class C: FMR. Corp., Boston, MA (80.04%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (19.96%).
 Intermediate: Institutional Class: Liberty National Bank & Trust, Oklahoma City, OK (30.92%); South Holland Bancorp, South Holland, IL (10.14%); Wells Fargo Bank, San Francisco, CA (8.95%); Laird Norton Co., Seattle, WA (7.32%); Citizens National Bank of Evansville, Evansville, IN (7.31%); Frost National Bank, San Antonio, TX (5.95%); Tompkins County Trust Company, Ithaca, NY (5.56%).
 Intermediate: Royal Alliance Assoc., Inc., Birmingham, AL (8.14%); Smith Barney, New York, NY (5.31%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.30%).
 To the knowledge of the trust, no other shareholder owned of record or beneficially 5% or more of the outstanding shares of any class or of either fund on that date. It is not anticipated that any of the above shareholders will own of record or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization. It is anticipated that the following shareholders will own of record or beneficially 5% or more of the outstanding classes of Intermediate as a result of the Reorganization:
 Intermediate: Class A: FMR Corp., Boston, MA (21.62%); Summit Trust Company, Summit, NJ (10.55%); Gerson Horowitz Green Sec. Corp., New York, NY (5.39%); Locust Street Securities, Inc., Des Moines, IA (5.32%).
 Intermediate: Class T: Royal Alliance Assoc., Inc., Birmingham, AL (6.54%); Key Investments, Cleveland, OH (6.05%).
 Intermediate: Institutional Class: Liberty National Bank & Trust, Oklahoma City, OK (28.15%); South Holland Bancorp, South Holland, IL (9.23%); Wells Fargo Bank, San Francisco, CA (8.15%); Laird Norton Co., Seattle, WA (6.66%); Citizens National Bank of Evansville, Evansville, IN (6.65%); Frost National Bank, San Antonio, TX (5.42%); Tompkins County Trust Company, Ithaca, NY (5.06%).
VOTE REQUIRED: APPROVAL OF THE REORGANIZATION REQUIRES THE AFFIRMATIVE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" OF SHORT-INTERMEDIATE. UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE 1940
ACT), THE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" MEANS THE AFFIRMATIVE VOTE OF THE LESSER OF (A) 67% OR MORE OF THE VOTING SECURITIES PRESENT AT THE MEETING OR REPRESENTED BY PROXY IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES ARE PRESENT OR REPRESENTED BY PROXY OR (B) MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES. BROKER NON-VOTES ARE NOT CONSIDERED "PRESENT" FOR THIS PURPOSE.
SYNOPSIS
 The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectuses of Short-Intermediate and Intermediate, which are incorporated herein by this reference. Shareholders should read the entire Proxy Statement and the applicable Prospectus of Intermediate carefully for more complete information.
 The proposed reorganization (the Reorganization) would merge Short-Intermediate into Intermediate, a municipal bond fund also managed by FMR. If the Reorganization is approved, Short-Intermediate will cease to exist and Class A, Class T, and Institutional Class shareholders of Short-Intermediate will become shareholders of the corresponding class of Intermediate. Approval of the Reorganization will be determined by the shareholders of each class of Short-Intermediate in the aggregate rather than by each class separately.
 Both Short-Intermediate and Intermediate seek high current income free from federal income tax consistent with the preservation of capital. The funds currently have the same portfolio manager. The funds differ primarily with respect to their average maturity policies and the class level expenses they incur.
 The proposed merger is part of a wider strategy by Fidelity to reduce the number of municipal bond funds it manages. Combining the funds will allow Fidelity to consolidate its Advisor municipal bond fund product line and potentially offer lower gross operating expenses in the future by increasing the size of the combined fund.
INVESTMENT OBJECTIVES AND POLICIES
 Short-Intermediate and Intermediate have substantially similar investment objectives in that both seek high current income free from federal income tax consistent with the preservation of capital.
 Each fund invests in investment-grade municipal securities and normally invests so that at least 80% of its assets is invested in municipal securities whose interest is free from federal income tax. Each fund reserves the right to invest up to 5% in below investment-grade securities. Each fund may invest up to 100% of its assets in municipal securities subject to the alternative minimum tax
(AMT).
 Short-Intermediate and Intermediate differ primarily in their average maturity policies. Short-Intermediate normally maintains an average maturity of between two and five years. Intermediate normally maintains an average maturity of between three and 10 years. As of November 30, 1997, the dollar weighted average maturity for Short-Intermediate and Intermediate was 3.2 years and 7.6 years, respectively.
EXPENSE AND LOAD STRUCTURES
 Short-Intermediate and Intermediate have similar expense structures. Each fund pays a management fee. In addition, certain classes of each fund pay distribution fees and each class of each fund pays other expenses. The sum of the management fee, the distribution fee (if applicable), and other expenses is a class's gross expenses. FMR has agreed to voluntarily reimburse the gross expenses of each class of each fund to the extent that they exceed a voluntary expense cap applicable to that class. The funds also have different load structures. In addition, Intermediate offers two classes of shares, Class B and Class C, not offered by Short-Intermediate, which have different expense and load structures. Intermediate will not issue Class B or Class C shares in the Reorganization.
 The Reorganization would provide Short-Intermediate shareholders with a fund with the same management fee and a class of shares with similar expenses after reimbursement.
 MANAGEMENT FEE
 Each fund pays the same management fee. The management fee is the same with respect to all classes of shares of a fund.
 DISTRIBUTION FEES
 Class A, Class T, and Institutional Class of each fund have adopted a Distribution and Service Plan (the Plans) pursuant to Rule 12b-1 of the Investment Company Act of 1940.
 Under the Plans, Class A and Class T of each fund is authorized to pay Fidelity Distributors Corporation (FDC) a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A and Class T shares.
 Class A of each fund may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of both Short-Intermediate and Intermediate currently pays a distribution fee of 0.15%.
 Class T of each fund may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of
Short   -    Intermediate currently pays a distribution fee of 0.15%
while Class T of Intermediate pays a distribution fee of 0.25%.
 Institutional Class of both Short-Intermediate and Intermediate does not pay a distribution fee.
 In addition, the Distribution and Service Plan of each class specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources (not from a fund's or class's assets) to compensate financial intermediaries (including FDC) for providing distribution-related services for a class.
 TOTAL OPERATING EXPENSES AND EXPENSE REIMBURSEMENT
 In addition to management fees and distribution fees, there are also other operating expenses such as legal, audit, custody, transfer agency, dividend disbursing, and shareholder servicing expenses. Such expenses are paid by each class of each fund.
 FMR has voluntarily agreed to reimburse Class A, Class T, and Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective net assets, exceed a voluntary expense cap. The expense caps differ across classes of each fund. The expense cap for Class A of Short-Intermediate and Intermediate is 0.90%. The expense cap for Institutional Class of Short-Intermediate and Intermediate is 0.75%. The expense cap for Class T of Short-Intermediate is 0.90%, while the expense cap for Class T of Intermediate is 1.00%.
 SALES LOADS
 Class A and Class T of each fund have a front-end sales load while Institutional Class of each fund does not. Class A and Class T of Short-Intermediate have a maximum load of 1.50%. Class A and Class T of Intermediate have higher maximum loads of 3.75% and 2.75%, respectively. On eligible purchases of Class A and Class T shares of each fund in amounts of $1 million or more, investment professionals are compensated with a finder's fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year.
 IMPACT OF PROPOSED REORGANIZATION ON EXPENSES
 The Reorganization would provide Short-Intermediate shareholders with a fund with the same management fee and a class of shares with similar expenses. If the Reorganization is approved, shareholders of Short-Intermediate will have the opportunity to participate in a larger fund. Increases in fund and class assets have the potential to result in lower total operating expenses.
 Class T of Intermediate has a distribution fee that is 0.10% higher than Class T of Short-Intermediate (0.25% vs. 0.15%), and an expense cap that is 0.10% higher (1.00% vs. 0.90%). If the Reorganization is approved, FMR will lower the expense cap for Class T of Intermediate to 0.90%, and Intermediaries will continue to receive a 0.25% distribution fee. FMR is proposing to lower the voluntary expense cap so that Short-Intermediate's Class T shareholders do not suffer an
expense increase as a result of the    Reorganization    .
 In sum, the Reorganization would provide Short-Intermediate shareholders with a larger fund with potentially lower gross expenses and greater interest-rate sensitivity. A reduction in gross expenses resulting from growth in fund size ultimately benefits shareholders of Short-Intermediate, because it increases the likelihood that FMR will maintain the expense caps at current levels or that the expenses will fall below the current expense cap levels. Greater interest-rate sensitivity would likely result in better performance during periods of falling interest rates and worse performance during periods of rising interest rates. In general, Intermediate has had better historical performance and greater interest rate sensitivity than Short-Intermediate.
 The Board of Trustees believes that the Reorganization would benefit Short-Intermediate shareholders and recommends that shareholders vote in favor of the Reorganization.
THE PROPOSED REORGANIZATION
 Shareholders of Short-Intermediate will be asked at the Meeting to vote upon and approve the Reorganization and the Agreement, which provide for the acquisition by Intermediate of all of the assets of Short-Intermediate in exchange solely for Class A, Class T, and Institutional Class shares of Intermediate (Intermediate Class Shares) and the assumption by Intermediate of the liabilities of Short-Intermediate. Short-Intermediate will then distribute Intermediate Class Shares to its shareholders of the corresponding class, so that each shareholder will receive the number of full and fractional Intermediate Class Shares equal in value to the net asset value of the shareholder's shares of the corresponding class of Short-Intermediate on the Closing Date (defined below). The exchange of Short-Intermediate's assets for Intermediate Class Shares will occur as of the close of business of the New York Stock Exchange on May 28, 1998, or such other time and date as the parties may agree (the Closing Date). Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. Short-Intermediate will then be liquidated as soon as practicable thereafter. Approval of the Reorganization will be determined by the shareholders of each of the three classes of shares of Short-Intermediate voting in the aggregate. The number of votes each shareholder is entitled to is based on the dollar value of their investment.
 The funds have received an opinion of counsel that, except with respect to Section 1256 contracts, the Reorganization will not result in any gain or loss for Federal income tax purposes either to Short-Intermediate or Intermediate or to the shareholders of any fund. The rights and privileges of the former shareholders of Short-Intermediate will be effectively unchanged by the Reorganization.
COMPARATIVE FEE TABLES
 Each fund pays an identical management fee to FMR for managing its investments and business affairs which is calculated and paid to FMR every month. The management fee is calculated by adding a group fee rate to an individual fund fee rate and multiplying the result by each fund's average net assets. The group fee rate is based on the average net assets of all mutual funds advised by FMR.
 In addition, each class of each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
 The following tables show (i) the shareholder transaction expenses that each shareholder of each class of Short-Intermediate and Intermediate currently incurs, and the shareholder transaction expenses that shareholders of each class of the combined fund will incur after giving effect to the Reorganization, (ii) the current fees and expenses of Class A, Class T, and Institutional Class of Short-Intermediate and Intermediate for the 12 months ended November 30, 1997, and pro forma fees for the combined fund and classes based on the same time period after giving effect to the Reorganization, including the effect of FMR's voluntary expense limitation for Class A, Class T, and Institutional Class of the combined fund of 0.90%, 0.90%, and 0.75%, respectively, of average net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses), and (iii) the current fees and expenses of Class A, Class T, and Institutional Class of Short-Intermediate and Intermediate for the 12 months ended November 30, 1997, and pro forma fees for the combined fund and classes based on the same time period after giving effect to the Reorganization, excluding the effect of FMR's voluntary expense limitation for Class A, Class T, and Institutional Class. Net expenses include the effect of any applicable voluntary expense limitation and gross expenses do not include the effect of any applicable voluntary expense limitation. The current voluntary expense cap for Class T of Intermediate is 1.00%; FMR will lower the voluntary expense cap of Class T of the combined fund to 0.90% if the Reorganization is approved beginning on the first business day after the Closing Date of the Reorganization. For more information about the funds' current fees, refer to their prospectuses.
SHAREHOLDER TRANSACTION AND ANNUAL FUND OPERATING EXPENSES
 Shareholder transaction expenses are charges that shareholders may pay when they buy or sell shares of a fund.
 Annual fund operating expenses are paid out of each fund's assets. Expenses are factored into each class's share price or dividends and are not charged directly to shareholder accounts. The following figures are based on historical expenses of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.
CLASS A

                                                  Short-Intermediate   Intermediate   Combined Fund

Maximum sales charge (as a % of offering           1.50%                3.75%          3.75%
price) on purchases

Maximum CDSC (as a % of the lesser of              none[A]              none[A]        none[A]
original purchase price or redemption proceeds)

Annual account maintenance fee (for accounts       $12.00               $12.00         $12.00
under $2,500)



                                                 Short-Intermediate          Intermediate          Combined Fund
                                                 Net Expenses                 Net Expenses           Net Expenses

   Management fee                                 0.39%                        0.39%                  0.39%

   12b-1 fee                                      0.15%                        0.15%                  0.15%

   Other Expenses (after reimbursement)           0.36%                        0.36%                  0.36%

   TOTAL OPERATING EXPENSES                       0.90%                        0.90%                  0.90%



                                     Short-Intermediate          Intermediate           Combined Fund
                                     Gross Expenses               Gross Expenses          Gross Expenses

   Management fee                     0.39%                        0.39%                   0.39%

   12b-1 fee                          0.15%                        0.15%                   0.15%

   Other Expenses                     8.86%                        8.83%                   2.72%

   TOTAL OPERATING EXPENSES           9.40%                        9.37%                   3.26%


CLASS T

                                                  Short-Intermediate   Intermediate   Combined Fund

Maximum sales charge (as a % of offering           1.50%                2.75%          2.75%
price) on purchases

Maximum CDSC (as a % of the lesser of              None[A]              None[A]        None[A]
original purchase price or redemption proceeds)

Annual account maintenance fee (for accounts       $12.00               $12.00         $12.00
under $2,500)



                                                 Short-Intermediate          Intermediate          Combined Fund
                                                 Net Expenses                 Net Expenses           Net Expenses

   Management fee                                 0.39%                        0.39%                  0.39%

   12b-1 fee                                      0.15%                        0.25%                  0.25%

   Other Expenses (after reimbursement)           0.36%                        0.36%                  0.26%

   TOTAL OPERATING EXPENSES                       0.90%                        1.00%                  0.90%



                                     Short-Intermediate          Intermediate           Combined Fund
                                     Gross Expenses               Gross Expenses          Gross Expenses

   Management fee                     0.39%                        0.39%                   0.39%

   12b-1 fee                          0.15%                        0.25%                   0.25%

   Other Expenses                     0.69%                        0.40%                   0.37%

   TOTAL OPERATING EXPENSES           1.23%                        1.04%                   1.01%


INSTITUTIONAL CLASS

                                                     Short-Intermediate   Intermediate   Combined Fund

Maximum sales charge (as a % of offering           None                 None
price) on purchases                                                                    None

Maximum CDSC (as a % of the lesser of              None                 None           None
original purchase price or redemption proceeds)

Annual account maintenance fee (for accounts       $12.00               $12.00         $12.00
under $2,500)





                                                 Short-Intermediate          Intermediate          Combined Fund
                                                 Net Expenses                 Net Expenses           Net Expenses

   Management fee                                 0.39%                        0.39%                  0.39%

   12b-1 fee                                     None                         None                   None

   Other Expenses (after reimbursement)           0.36%                        0.36%                  0.36%

   TOTAL OPERATING EXPENSES                       0.75%                        0.75%                  0.75%



                                     Short-Intermediate          Intermediate           Combined Fund
                                     Gross Expenses               Gross Expenses          Gross Expenses

   Management fee                     0.39%                        0.39%                   0.39%

   12b-1 fee                         None                         None                    None

   Other Expenses                     3.84%                        0.58%                   0.48%

   TOTAL OPERATING EXPENSES           4.23%                        0.97%                   0.87%


[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
EXAMPLES OF EFFECT OF FUND EXPENSES
 The following table illustrates the expenses on a hypothetical $1,000 investment in each class of each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include shareholder transaction expenses, such as each fund's current maximum front-end sales charge and a class's annual operating expenses.
                                Class A   Class T   Institutional
                                                    Class

SHORT-INTERMEDIATE   1 year     $ 24      $ 24      $ 8

                     3 years    $ 43      $ 43      $ 24

                     5 years    $ 64      $ 64      $ 42

                     10 years   $ 124     $ 124     $ 93

INTERMEDIATE         1 year     $ 46      $ 37      $ 8

                     3 years    $ 65      $ 58      $ 24

                     5 years    $ 85      $ 81      $ 42

                     10 years   $ 144     $ 147     $ 93

COMBINED FUND        1 year     $ 46      $ 36      $ 8

                     3 years    $ 65      $ 55      $ 24

                     5 years    $ 85      $ 76      $ 42

                     10 years   $ 144     $ 135     $ 93

 These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any class.
FORMS OF ORGANIZATION
 Short-Intermediate, a non-diversified fund, and Intermediate, a diversified fund, are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust on June 1, 1983. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, the rights of the security holders of Short-Intermediate under state law and the governing documents are expected to remain unchanged after the Reorganization. For more information regarding shareholder rights, refer to the section of the fund's Statement of Additional Information called "Description of the Trust."
INVESTMENT OBJECTIVES AND POLICIES
 The funds have substantially similar investment objectives and policies in that both seek high current income free from federal income tax in a manner consistent with the preservation of capital by investing in investment-grade municipal securities. Short-Intermediate is a non-diversified fund and Intermediate is a diversified fund. As a non-diversified fund, Short-Intermediate can invest a greater portion of its assets in securities of individual issuers than Intermediate. As a matter of fundamental policy, each fund invests at least 80% of its assets in securities whose interest is free from federal income tax. Additionally, Short-Intermediate and Intermediate may invest all of their assets in municipal securities issued to finance private securities. The interest from these securities is a tax-preference item for purposes of the AMT.
 The funds differ in their average maturity policies. Short-Intermediate normally maintains an average maturity of between two and five years. Intermediate normally maintains an average maturity of between three and 10 years. As of November 30, 1997, the average maturities of Short-Intermediate and Intermediate were 3.2 years and 7.6 years, respectively. Additionally, FMR generally manages Intermediate to have the same interest rate sensitivity as municipal bonds with maturities between seven and 10 years.
 Each of Short-Intermediate and Intermediate normally invests only in investment-grade securities but reserves the right to invest up to 5% of its assets in below investment-grade bonds. As of November 30, 1997, both funds held only investment-grade securities. Each fund currently can invest all of its assets in securities subject to the AMT. As of November 30, 1997, 19.53% of Short-Intermediate's and 8.72% of Intermediate's exempt-interest dividends were subject to the AMT.
 The investment objective of each fund is fundamental and may not be changed without the approval of a vote of at least a majority of the outstanding voting securities of the fund. There can be no assurance that either fund will achieve its objective. With the exception of fundamental policies, investment policies of the funds can be changed without shareholder approval. The differences between the funds discussed above, except as noted, could be changed without a vote of shareholders.
PERFORMANCE COMPARISONS OF THE FUNDS
 Intermediate has    generally     experienced superior performance to
Short-Intermediate as shown below. The differential in performance can be attributed primarily to the funds' historical differences in portfolio holdings resulting from differences in investment policies regarding average maturity. See "Comparison of Principal Risk Factors" for more information on average maturity. The following table compares the funds' year-by-year calendar total returns (excluding the effect of sales loads) and cumulative total returns for Class T of each fund for the periods indicated (both including and excluding the effect of
sales    loads    ). As the only class of shares offered by both funds
with three years of operating history, Class T was chosen to represent performance. Please note that total returns are based on past results and are not an indication of future performance.

                             Year-by-Year Calendar Total Returns

                             1994*                                 1995     1996    1997**

Short-Intermediate Class T   1.26%                                 8.68%    3.64%   4.44%

Intermediate Class T         -2.64%                                14.20%   3.89%   6.51%


                                             Cumulative Total Returns

                                             3/16/94    -     11/30/97

Short-Intermediate Class T                   19.12%

Short-Intermediate Class T (load adjusted)   17.33%

Intermediate Class T                         23.03%

Intermediate Class T (load adjusted)         19.64%

* From March 16, 1994 (commencement of operations of Class T of Short-Intermediate).
** Through November 30, 1997.
 If FMR had not reimbursed certain class expenses, the total returns would have been lower.
 The following graph shows the value of a hypothetical $10,000 investment in Class T of each fund made on March 16, 1994 through November 30, 1997 assuming all distributions are reinvested. The graph compares the cumulative returns of Class T of each fund during this period.

   ---   Short-Intermediate - Class T Intermediate - Class
T
   12,303
   11,912
                  FA Short-Int M       FA Int -CL T
               00636                00289
   1994/03/16      10000.00              10000.00
   1994/03/31       9978.52               9761.40
   1994/04/30      10002.48               9847.80
   1994/05/31      10019.99               9935.94
   1994/06/30      10040.97               9864.53
   1994/07/31      10122.63              10001.97
   1994/08/31      10155.62              10039.76
   1994/09/30      10127.57               9927.35
   1994/10/31      10092.72               9776.40
   1994/11/30      10027.44               9562.77
   1994/12/31      10125.91               9735.87
   1995/01/31      10265.89               9980.83
   1995/02/28      10372.72              10234.13
   1995/03/31      10443.56              10346.08
   1995/04/30      10461.67              10343.11
   1995/05/31      10606.60              10579.34
   1995/06/30      10602.87              10522.50
   1995/07/31      10693.89              10591.00
   1995/08/31      10795.12              10734.15
   1995/09/30      10831.87              10802.73
   1995/10/31      10900.39              10917.95
   1995/11/30      10967.86              11043.76
   1995/12/31      11004.78              11117.97
   1996/01/31      11084.81              11192.16
   1996/02/29      11087.22              11155.59
   1996/03/31      11037.08              11045.81
   1996/04/30      11040.09              11010.54
   1996/05/31      11044.99              11009.35
   1996/06/30      11103.22              11094.32
   1996/07/31      11162.36              11180.89
   1996/08/31      11177.81              11180.09
   1996/09/30      11237.17              11277.47
   1996/10/31      11309.24              11397.90
   1996/11/30      11412.79              11583.34
   1996/12/31      11405.60              11550.29
   1997/01/31      11444.01              11571.39
   1997/02/28      11501.80              11666.31
   1997/03/31      11439.48              11528.32
   1997/04/30      11488.47              11615.00
   1997/05/31      11562.45              11748.73
   1997/06/30      11624.33              11859.02
   1997/07/31      11779.51              12153.39
   1997/08/31      11749.72              12047.67
   1997/09/30      11822.57              12181.98
   1997/10/31      11873.44              12237.53
   1997/11/28      11911.68              12302.54

COMPARISON OF OTHER POLICIES OF THE FUNDS
 DIVERSIFICATION. Short-Intermediate is a non-diversified fund. Intermediate is a diversified fund. Generally, to meet federal tax requirements at the close of each quarter, Short-Intermediate does not invest more than 25% of its total assets in the securities of any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in the securities of any one issuer. Intermediate, as a matter of fundamental policy, with respect to 75% of total assets, may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. Because Short-Intermediate can invest a greater portion of its assets in securities of individual issuers than Intermediate, changes in the market value of a single issuer could cause greater share-price fluctuation in Short-Intermediate than would occur in a diversified fund such as Intermediate.
 OTHER INVESTMENT POLICIES. Each fund may borrow from banks or other funds advised by FMR, or through reverse repurchase agreements. As a matter of fundamental policy, each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.
 FMR normally invests each fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. However, each fund reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes. Each fund may also enter into when-issued and forward purchase or sale transactions, invest in asset-backed securities, variable and floating rate securities, municipal lease obligations, securities with put features, private entity securities, and illiquid and restricted securities. Both funds have identical investment policies regarding issuing senior securities, underwriting, concentration, real estate, commodities, and securities lending. Additionally, Intermediate may not invest in companies for the purposes of exercising control or management.
 As stated above, for more information about the risks and restrictions associated with these policies, see each fund's Prospectus, and for a more detailed discussion of the funds' investments, see their Statements of Additional Information, which are incorporated herein by reference.
OPERATIONS OF INTERMEDIATE FOLLOWING THE REORGANIZATION
 FMR does not expect Intermediate to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the fund's management or to agents that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other agents will continue to serve Intermediate in their current capacities. Norm Lind, who is
currently the Portfolio Manager of Intermediate   ,     is expected to
continue to be responsible for portfolio management after the
Reorganization.
 All of the current investments of Short-Intermediate are permissible investments for Intermediate. As explained above, however, Short-Intermediate maintains a shorter average maturity than Intermediate. If shareholders approve the Reorganization, FMR may sell certain of Short-Intermediate's securities and invest in securities with longer maturities during the period between shareholder approval and the Closing Date of the Reorganization. As a result, the average maturity of Short-Intermediate may exceed its average maturity policy of between two and five years during that period. Transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization that occur prior to the Closing Date will be borne by Short-Intermediate and Intermediate, respectively. Transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization that occur after the Closing Date will be borne by Intermediate. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments. See the section entitled "Reasons for the Reorganization."
PURCHASES AND REDEMPTIONS
 Except for the differences in sales charges across classes, the purchase and redemption policies for Class A, Class T, and Institutional Class of Short-Intermediate and Intermediate are identical.
 The price to buy one share of Class A or Class T of each fund is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. The price to buy one share of Institutional Class of each fund is the class's NAV. Shares are purchased at the next NAV or offering price, as applicable, calculated after your order is received in proper form. Each class's offering price or NAV, as applicable, is normally calculated each business day at 4:00 p.m. Eastern time. Refer to each class's Prospectus for more information on how to buy shares.
 The price to sell one share of each class is the class's NAV, minus any applicable CDSC. Shares are sold at the next NAV, minus any applicable CDSC, calculated after your order is received in proper form, normally each business day at 4:00 p.m. Eastern time.
 It is the responsibility of your investment professional to transmit your order to buy or sell shares to Fidelity before the close of business on the day you place your order.
 On January 1, 1998, Short-Intermediate closed to new accounts pending the Reorganization. Short-Intermediate shareholders on or prior to that date can continue to purchase shares of their respective class of the fund. Shareholders of Short-Intermediate may redeem shares through the Closing Date. If the Reorganization is approved, the purchase and redemption policies of the combined fund will remain unchanged. For Short-Intermediate Class A or Class T purchases in the amount of $1 million or more, investment professionals will be compensated with a finder's fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee was paid will bear a contingent deferred sales charge (CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund, for a period of at least one uninterrupted year. Refer to each class's Prospectus for more information regarding how to exchange shares.
EXCHANGES
 The exchange privilege currently offered by each corresponding class of Short-Intermediate and Intermediate is the same and is not expected to change after the Reorganization. Class A and Class T shares of Short-Intermediate and Intermediate may be exchanged for the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Institutional Class shares may be exchanged for Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds. Shareholders may exchange only into a class or fund that is available for sale in the shareholder's state. Exchanges out of a fund are limited to four per calendar year. Neither fund currently imposes a redemption fee. For Short-Intermediate Class A or Class T purchases in the amount of $1 million or more, investment professionals will be compensated with a finder's fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee was paid will bear a contingent deferred sales charge (CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund, for a period of at least one uninterrupted year. Refer to each class's Prospectus for more information regarding how to exchange shares. DIVIDENDS AND OTHER DISTRIBUTIONS
 Each fund distributes substantially all of its net investment income and capital gains to shareholders each year. Each fund declares income dividends daily and pays them monthly. Each fund pays capital gains, if any, in December. On or before the Closing Date, Short-Intermediate may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
 Short-Intermediate will be required to recognize gain or loss on
Section 1256 contracts held by the individual fund on the last day of its taxable year which is November 30. If the Reorganization is approved, gains or losses of Section 1256 contracts held on the Closing Date will be recognized on the Closing Date.
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION
 Each fund has received an opinion of its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, except with respect to Section 1256 contracts, no gain or loss will be recognized to the funds or their shareholders as a result of the Reorganziation. Please see the section entitled "Federal Income Tax Considerations" for more information.
 As of November 30, 1997, neither Short-Intermediate nor Intermediate had capital loss carryforwards for federal income tax purposes. COMPARISON OF PRINCIPAL RISK FACTORS
 Each fund is subject to the risks normally associated with bond funds. As described more fully above, the funds have similar investment objectives, policies, and permissible investments. The principal risk factors associated with each fund are set forth below.
 INVESTMENT STRATEGY. As noted above, Short-Intermediate maintains a shorter average maturity than Intermediate. FMR generally manages Intermediate so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. Interest rate sensitivity refers to how much a fund is affected by changes in interest rates. Generally, bond prices go down when interest rates go up and vice versa. The effects of interest rate sensitivity are more pronounced for longer-term securities, and therefore, more pronounced for funds which invest in longer-term securities. Thus, Intermediate may have better performance than Short-Intermediate during periods of falling interest rates but may have worse performance during periods of rising interest rates.
 Short-Intermediate and Intermediate currently intend to invest only in investment-grade securities. Each fund, however, has the ability to invest up to 5% of its assets in below investment-grade securities. Although these securities may provide the potential for significant price appreciation, it is important to note that they are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or such securities may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of uncertain general or regional economic activity.
 DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. Diversification may include limiting the amount of money invested in any one issuer. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer. Short-Intermediate is a non-diversified fund. Intermediate is a diversified fund. As a non-diversified fund, Short-Intermediate can invest a greater portion of its assets in securities of individual issuers than Intermediate and may be subject to greater share price fluctuation.
THE PROPOSED TRANSACTION
1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SHORT-INTERMEDIATE AND INTERMEDIATE.
REORGANIZATION PLAN
 The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached at Exhibit 1 to this Proxy Statement.
 The Agreement contemplates (a) Intermediate acquiring as of the Closing Date all of the assets of Short-Intermediate in exchange solely for Class A, Class T, and Institutional Class shares of Intermediate (Intermediate Class Shares) in each case based on the net asset value attributable to the corresponding class of Short-Intermediate and the assumption by Intermediate of Short-Intermediate's liabilities; and (b) the distribution of Intermediate Class Shares to shareholders of the corresponding class of Short-Intermediate as provided for in the Agreement.
 The assets of Short-Intermediate to be acquired by Intermediate include all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Short-Intermediate, and any deferred or prepaid expenses shown as an asset on the books of Short-Intermediate on the Closing Date. Intermediate will assume from Short-Intermediate all liabilities, debts, obligations, and duties of Short-Intermediate of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in the Agreement; provided, however, that Short-Intermediate will use its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business. Intermediate also will deliver to Short-Intermediate the number of full and fractional Intermediate Class Shares having a net asset value equal to the value of the net assets of the corresponding class of Short-Intermediate less the liabilities of Short-Intermediate as of the Closing Date.
 The value of Short-Intermediate's assets to be acquired by Intermediate and the amount of its liabilities to be assumed by Intermediate will be determined as of the close of business of the New York Stock Exchange on the Closing Date, using the valuation procedures set forth in the then-current Prospectus and Statement of Additional Information of each class of Short-Intermediate. The net asset values per share of the Intermediate Class Shares will be determined as of the same time using the valuation procedures set forth in the then-current Prospectus and Statement of Additional Information of each class.
 As of the Closing Date, Short-Intermediate will distribute to its shareholders of record the Intermediate Class A, Class T, and Institutional Class shares it received, so that each shareholder of the corresponding class of Short-Intermediate will receive the number of full and fractional Class A, Class T, and Institutional Class shares of Intermediate equal in value to the net asset value of shares of the corresponding class of Short-Intermediate held by such shareholder on the Closing Date; Short-Intermediate will be liquidated as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Intermediate in the names of the Short-Intermediate shareholders and by transferring thereto the Intermediate Class Shares. Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. Each Short-Intermediate shareholder's account shall be credited with the respective number of full and fractional Intermediate Class Shares (rounded to the third decimal place) due that shareholder. Intermediate shall not issue certificates representing its shares in connection with such exchange.
 Accordingly, immediately after the Reorganization, each former Short-Intermediate Class A, Class T, and Institutional Class shareholder will own shares of Class A, Class T, and Institutional Class, respectively, of Intermediate equal to the net asset value of that shareholder's shares of Class A, Class T, and Institutional Class of Short-Intermediate immediately prior to the Reorganization. The net asset value per share of each class of Intermediate will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder interest.
 Any transfer taxes payable upon issuance of Intermediate Class Shares in a name other than that of the registered holder of the shares on the books of Short-Intermediate as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Short-Intermediate is and will continue to be its responsibility up to and including the Closing Date and such later date on which Short-Intermediate is liquidated.
 Short-Intermediate will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation, provided that these expenses do not exceed each class's expense cap. Any merger-related costs that may be attributable to Intermediate will be borne by Intermediate, provided that they do not exceed each class's expense cap. Expenses exceeding each class's expense cap will be borne by FMR. However, there may be some transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization prior to the Closing Date which will be borne by Short-Intermediate and Intermediate, respectively. Any transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization that occur after the Closing Date will be borne by Intermediate. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments. See the section entitled "Reasons for the Reorganization."
 The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the shareholders' interests may be made subsequent to the meeting.
REASONS FOR THE REORGANIZATION
 The Board of Trustees (the Board) of each fund has determined that the Reorganization is in the best interests of the shareholders of both funds and that the Reorganization will not result in a dilution of the interests of shareholders of either fund.
 In considering the Reorganization, the Boards considered a number of factors, including the following:
        (1) the compatibility of the funds' investment objectives and policies;
 (2) the historical performance of each class of the funds;
 (3) the relative expense ratios of each class of the funds;
 (4) the costs to be incurred by each fund as a result of the
Reorganization;
 (5) the tax consequences of the Reorganization;
 (6) the relative size of the funds;
 (7) the elimination of similar funds;
 (8) the impact of changes to the municipal bond product line on the funds and their shareholders; and
 (9) the benefit to FMR and to the shareholders of the funds.
 FMR recommended the Reorganization to the Board at a meeting of the Board on November 20, 1997. In recommending the Reorganization, FMR also advised the Board that the funds have similar investment objectives, policies, and permissible investments. In particular, FMR informed the Board that the funds differed primarily with respect to their average maturity policies, the classes they offer, and the class-level expenses they incur.
 The Board also considered that former shareholders of Short-Intermediate will receive Intermediate Class Shares equal to the value of their shares in the corresponding class of Short-Intermediate. In addition, the funds have received an opinion of counsel that, except with respect to Section 1256 contracts, the Reorganization will not result in any gain or loss for federal income tax purposes either to Short-Intermediate or Intermediate or to the shareholders of either fund.
 Furthermore, on November 20, 1997, the Board considered that the proposed Reorganization would provide shareholders of Short-Intermediate with a fund with better overall historical performance and that combining the funds is anticipated to result in lower gross expenses. The Board also considered that the risk of Short-Intermediate's small asset level could eventually lead to higher expenses through an increase in the voluntary expense caps. The Board considered FMR's representation to the Board that if the Reorganization is approved, it would lower the voluntary expense cap for Class T of the combined fund from 1.00% to 0.90% so that the expenses incurred by shareholders of Class T of Short-Intermediate would not increase as a result of the Reorganization. The Board was informed that Class T of the combined fund would continue to pay a 0.25% 12b-1 fee. The Board was informed that any expenses associated with the Reorganization, including professional fees, and any additional merger-related costs directly attributable to Short-Intermediate would be borne by Short-Intermediate, provided that they do not exceed each class's expense cap. The Board was informed that any merger-related costs, including professional fees, directly attributable to Intermediate would be borne by Intermediate, provided that they do not exceed each class's expense cap.
 Finally, the Board considered the proposed Reorganization in the context of a general goal of reducing the number of duplicative funds managed by FMR. While the reduction of similar funds and funds with lower assets potentially would benefit FMR, it should also benefit shareholders by facilitating increased operational efficiencies. DESCRIPTION OF THE SECURITIES TO BE ISSUED
 Fidelity Advisor Series VI (the trust) is registered with the Securities and Exchange Commission (the Commission) as an open-end management investment company. The trust's Trustees are authorized to issue an unlimited number of shares of beneficial interest of separate series. Intermediate and Short-Intermediate are the only funds of the trust. Each share of each class of Intermediate represents an equal proportionate interest with each other share of each class of the fund, and each such share of each class of Intermediate is entitled to equal voting, dividend, liquidation, and redemption rights as each other share of the same class. Shareholders of Class B of Intermediate are entitled to vote on amendments to the Distribution and Service Plan of Class A of Intermediate, if such amendments materially increase the expenses of Class A. Each shareholder of the fund is entitled to one vote for each dollar of net asset value of the class of the fund that the shareholder owns. Shares of Intermediate have no preemptive or conversion rights (other than shares of Class B of Intermediate that convert to shares of Class A of Intermediate after four years). The voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectuses of each class of Intermediate. Shares are fully paid and nonassessable, except as set forth in the fund's Statement of Additional Information under the heading "Shareholder and Trustee Liability."
 The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.
FEDERAL INCOME TAX CONSIDERATIONS
 The exchange of Short-Intermediate's assets for Intermediate Class Shares and the assumption of the liabilities of Short-Intermediate by Intermediate is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds have received an opinion from Kirkpatrick & Lockhart LLP, counsel to Short-Intermediate and Intermediate, substantially to the effect that:
 (i) The acquisition by Intermediate of all of the assets of Short-Intermediate solely in exchange for Intermediate Class Shares and the assumption by Intermediate of Short-Intermediate's liabilities, followed by the distribution by Short-Intermediate of Intermediate Class Shares to shareholders of the corresponding class of Short-Intermediate pursuant to the liquidation of Short-Intermediate and constructively in exchange for their Short-Intermediate shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and Short-Intermediate and Intermediate will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;
 (ii) No gain or loss will be recognized by Short-Intermediate upon the transfer of all of its assets to Intermediate in exchange solely for Intermediate Class Shares and Intermediate's assumption of Short-Intermediate's liabilities, followed by Short-Intermediate's subsequent distribution of those shares to shareholders of the corresponding class in liquidation of Short-Intermediate;
 (iii) No gain or loss will be recognized by Intermediate upon the receipt of the assets of Short-Intermediate in exchange solely for Intermediate Class Shares and its assumption of Short-Intermediate's liabilities;
 (iv) The shareholders of each class of Short-Intermediate will recognize no gain or loss upon the exchange of their Short-Intermediate shares solely for Intermediate Class Shares of the corresponding class;
 (v) The basis of Short-Intermediate's assets in the hands of Intermediate will be the same as the basis of those assets in the hands of Short-Intermediate immediately prior to the Reorganization, and the holding period of those assets in the hands of Intermediate will include the holding period of those assets in the hands of Short-Intermediate;
 (vi) The basis of Short-Intermediate shareholders in Intermediate Class Shares will be the same as their basis in Short-Intermediate shares of the corresponding class to be surrendered in exchange therefor; and
 (vii)The holding period of the Intermediate Class Shares to be received by the Short-Intermediate shareholders will include the period during which the Short-Intermediate shares of the corresponding class to be surrendered in exchange therefor were held, provided such Short-Intermediate shares were held as capital assets by those shareholders on the date of the Reorganization.
 Shareholders of Short-Intermediate should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
CAPITALIZATION
 The following table shows the capitalization of each class of each fund as of November 30, 1997 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.
                          Net Assets     Net Asset   Shares
                                         Value       Outstanding
                                         Per Share

Short-Intermediate

 Class A                  $ 639,381      $ 10.20      62,680

 Class T                  $ 21,916,347   $ 10.21      2,147,471

 Institutional Class      $ 635,846      $ 10.21      62,284

Intermediate

 Class A                  $ 441,602      $ 10.60      41,679

 Class T                  $ 48,830,052   $ 10.59      4,609,444

 Institutional Class      $ 6,097,562    $ 10.59      575,743

 Class B                  $ 7,916,605    $ 10.59      747,589

 Class C                  $ 12,572       $ 10.59      1,187

Pro Forma Combined Fund

 Class A                  $ 1,080,983    $ 10.60      101,998

 Class T                  $ 70,746,399   $ 10.59      6,678,976

 Institutional Class      $ 6,733,408    $ 10.59      635,785

 Class B                  $ 7,916,605    $ 10.59      747,589

 Class C                  $ 12,572       $ 10.59      1,187

CONCLUSION
 The Agreement and Plan of Reorganization and the transactions provided for therein were approved by the Board at a meeting held on November 20, 1997. The Board of Trustees of Fidelity Advisor Series VI determined that the proposed Reorganization is in the best interests of shareholders of each fund and that the interests of existing shareholders of Short-Intermediate and Intermediate would not be diluted as a result of the Reorganization. In the event that the Reorganization is not consummated, Short-Intermediate will continue to engage in business as a fund of a registered investment company and FMR and the Board of Fidelity Advisor Series VI will consider other proposals concerning the fund, including possible increase or removal of the voluntary expense caps and proposals for the reorganization or liquidation of the fund.
ADDITIONAL INFORMATION ABOUT INTERMEDIATE
 The Prospectus for the applicable class of shares to be offered
(dated    February 28, 1998    )    is     enclosed with this Proxy
Statement. The Prospectuses for Class A, Class T, and Institutional
Class (both dated    February 28, 1998    ) are incorporated herein by
reference. The Prospectuses contain additional information about the fund including its investment objective and policies, investment adviser, advisory fees and expenses, organization, and procedures for purchasing and redeeming shares. The Prospectuses also contain financial highlights for each class of Intermediate for the fiscal years ended November 30, as shown below:
FINANCIAL HIGHLIGHTS
INTERMEDIATE MUNICIPAL INCOME - CLASS A
   Selected Per-Share Data and
Ratios

Years ended November 30         1997       1996E

Net asset value, beginning      $ 10.410   $ 10.160
of period

Income from Investment
Operations

 Net interest income             .459       .113

 Net realized and                .191       .250G
unrealized gain (loss)

 Total from investment           .650       .363
operations

Less Distributions

 From net interest income        (.459)     (.113)

 From net realized gain          (.001)     --

 Total distributions             (.460)     (.113)

Net asset value, end of         $ 10.600   $ 10.410
period

Total returnB,C                  6.42%      3.59%

Net assets, end of period       $ 442      $ 103
(000 omitted)

Ratio of expenses to             .90%D      .90%A,
average net assets                                D

Ratio of net interest income     4.37%      4.60%A
to average net assets

Portfolio turnover               18%        35%

INTERMEDIATE MUNICIPAL INCOME - CLASS T



Selected Per-Share

Data and Ratios

Years ended
1997       1996       1995       1994H      1993       1992F
November 30

Net asset value,
$ 10.410   $ 10.380   $ 9.400    $ 10.460   $ 11.080   $ 11.010
beginning of period

Income from

Investment
Operations

 Net interest
 .449       .461       .451       .455       .508       .131
income

 Net realized and
 .181       .030G      .980       (1.040)    .260       .070
unrealized gain
(loss)

 Total from
 .630       .491       1.431      (.585)     .768       .201
investment
operations

Less Distributions


 From net interest
 (.449)     (.461)     (.451)     (.455)     (.508)     (.131)
income

 From net realized
 (.001)     --         --         --         (.880)     --
gain

 In excess of net
 --         --         --         (.020)     --         --
realized gain

 Total distributions
 (.450)     (.461)     (.451)     (.475)     (1.388)    (.131)

Net asset value, end
$ 10.590   $ 10.410   $ 10.380   $ 9.400    $ 10.460   $ 11.080
of period

Total returnB,C
 6.21%      4.89%      15.49%     (5.78)%    7.72%      1.37%

Net assets, end of
$ 48,830   $ 56,729   $ 62,852   $ 57,382   $ 39,800   $ 1,752
period (000
omitted)

Ratio of expenses to
 1.00%D     1.00%D     .94%D      .90%D      .90%D      1.04%A,D
average net assets

Ratio of net interest
 4.32%      4.42%      4.56%      4.49%      4.76%      5.65%A
income to average
net assets

Portfolio turnover
 18%        35%        53%        53%        46%        36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
H EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DISTRIBUTION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS



Selected Per-Share
Data and Ratios

Years ended
1997       1996       1995       1994D      1993       1992       1991        1990        1989        1988
November 30

Net asset value,
$ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080   $ 10.800   $ 10.640    $ 10.610    $ 10.520    $ 10.380
beginning of period

Income from
Investment
Operations

 Net interest
 .475       .487       .477       .481       .536       .666       .682        .689        .674        .650
income

 Net realized and
 .181       .050E      .950       (1.030)    .260       .280       .160        .030        .090        .140
unrealized gain
(loss)

 Total from
 .656       .537       1.427      (.549)     .796       .946       .842        .719        .764        .790
investment
operations

Less Distributions

 From net interest
(.475)     (.487)     (.477)     (.481)     (.536)     (.666)     (.682)      (.689)      (.674)      (.650)
income

 From net realized
(.001)     --         --         --         (.880)     --         --          --          --          --
gain

 In excess of net
--         --         --         (.020)     --         --         --          --          --          --
realized gain

 Total distributions
(.476)     (.487)     (.477)     (.501)     (1.416)    (.666)     (.682)      (.689)      (.674)      (.650)

Net asset value, end
$ 10.590   $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080   $ 10.800    $ 10.640    $ 10.610    $ 10.520
of period

Total returnA
6.48%      5.36%      15.44%     (5.43)%    8.01%      9.01%      8.15%       7.04%       7.50%       7.77%

Net assets, end of
$ 6,098    $ 6,455    $ 11,085   $ 11,702   $ 15,076   $ 28,428   $ 100,294   $ 111,506   $ 121,418   $ 132,443
period (000
omitted)

Ratio of expenses to
 .75%B      .75%       .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%
average net assets
           B          B          B          B          B

Ratio of expenses to
 .75%       .74%C      .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%
average net assets
after expense
reductions

Ratio of net interest
4.57%      4.68%      4.96%      4.75%      5.01%      6.05%      6.40%       6.53%       6.45%       6.20%
income to
average net assets


Portfolio turnover
18%        35%        53%        53%        46%        36%        20%         32%         31%         24%


   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
   E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
MISCELLANEOUS
 LEGAL MATTERS. Certain legal matters in connection with the issuance of Intermediate shares have been passed upon by Kirkpatrick & Lockhart LLP, counsel to the trust.
 EXPERTS. The audited financial statements of Short-Intermediate and Intermediate incorporated by reference into the Statement of Additional Information, have been examined by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended November 30, 1997. The financial statements audited by Coopers & Lybrand L.L.P. have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
 AVAILABLE INFORMATION. Fidelity Advisor Series VI is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material, and other information with the SEC. Such reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington D.C. 20549 and 7 World Trade Center, New York, NY 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates.
 NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Fidelity Advisor Series VI, in care of Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, Massachusetts 02109, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

ATTACHMENT 1
EXCERPTS FROM ANNUAL REPORTS OF FIDELITY ADVISOR INTERMEDIATE
MUNICIPAL INCOME FUND
DATED NOVEMBER 30, 1997
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                   PAST 1    PAST 5    PAST 10
                                                  YEAR      YEARS     YEARS

Advisor Intermediate Municipal Income - Class A   6.42%     5.53%     6.70%

Advisor Intermediate Municipal Income -           2.43%     4.72%     6.29%
 Class A (incl. max. 3.75% sales charge)

Lehman Brothers 1-17 Year Municipal Bond Index    6.45%     n/a       n/a

Intermediate Municipal Debt Funds Average         5.50%     6.12%     7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. $10,000 OVER 10 YEARS
   IMAHDR PRASUN   SHR__CHT 19971130 19971212 134507 S00000000000001
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1987/11/30       9625.00                    10000.00
  1987/12/31       9721.10                    10145.10
  1988/01/31      10069.70                    10506.47
  1988/02/29      10110.78                    10617.52
  1988/03/31       9962.95                    10494.36
  1988/04/30      10013.04                    10574.12
  1988/05/31      10044.72                    10543.56
  1988/06/30      10115.33                    10697.81
  1988/07/31      10167.96                    10767.56
  1988/08/31      10172.83                    10777.03
  1988/09/30      10284.45                    10972.10
  1988/10/31      10406.80                    11165.21
  1988/11/30      10372.94                    11062.93
  1988/12/31      10438.39                    11176.11
  1989/01/31      10544.03                    11407.23
  1989/02/28      10481.06                    11277.07
  1989/03/31      10447.82                    11250.12
  1989/04/30      10595.49                    11517.20
  1989/05/31      10753.71                    11756.41
  1989/06/30      10871.74                    11916.06
  1989/07/31      10980.23                    12078.24
  1989/08/31      10944.66                    11959.99
  1989/09/30      10942.49                    11924.35
  1989/10/31      11030.25                    12070.19
  1989/11/30      11150.93                    12281.42
  1989/12/31      11251.45                    12381.88
  1990/01/31      11214.75                    12323.31
  1990/02/28      11314.33                    12432.99
  1990/03/31      11333.61                    12436.72
  1990/04/30      11217.06                    12346.68
  1990/05/31      11421.57                    12616.21
  1990/06/30      11516.14                    12727.10
  1990/07/31      11655.11                    12914.19
  1990/08/31      11587.35                    12726.68
  1990/09/30      11618.38                    12733.93
  1990/10/31      11748.31                    12964.92
  1990/11/30      11935.75                    13225.65
  1990/12/31      11967.97                    13283.18
  1991/01/31      12101.60                    13461.44
  1991/02/28      12211.78                    13578.56
  1991/03/31      12219.98                    13583.44
  1991/04/30      12330.76                    13764.10
  1991/05/31      12429.55                    13886.47
  1991/06/30      12437.10                    13872.72
  1991/07/31      12561.67                    14041.69
  1991/08/31      12662.05                    14226.62
  1991/09/30      12739.65                    14411.85
  1991/10/31      12876.46                    14541.56
  1991/11/30      12908.91                    14582.13
  1991/12/31      13122.22                    14895.06
  1992/01/31      13213.89                    14929.02
  1992/02/29      13229.05                    14933.80
  1992/03/31      13178.47                    14939.32
  1992/04/30      13270.64                    15072.28
  1992/05/31      13416.20                    15249.68
  1992/06/30      13592.27                    15505.57
  1992/07/31      13885.00                    15970.43
  1992/08/31      13782.34                    15814.72
  1992/09/30      13912.62                    15918.15
  1992/10/31      13813.64                    15761.67
  1992/11/30      14066.04                    16043.96
  1992/12/31      14083.03                    16207.77
  1993/01/31      14243.17                    16396.27
  1993/02/28      14638.62                    16989.32
  1993/03/31      14493.41                    16809.74
  1993/04/30      14595.35                    16979.35
  1993/05/31      14656.77                    17074.78
  1993/06/30      14811.26                    17359.76
  1993/07/31      14828.08                    17382.50
  1993/08/31      15100.90                    17744.40
  1993/09/30      15257.12                    17946.51
  1993/10/31      15271.44                    17981.15
  1993/11/30      15152.40                    17822.73
  1993/12/31      15411.30                    18198.97
  1994/01/31      15554.28                    18406.80
  1994/02/28      15165.90                    17930.07
  1994/03/31      14573.36                    17199.95
  1994/04/30      14702.35                    17345.81
  1994/05/31      14833.94                    17496.20
  1994/06/30      14727.34                    17389.30
  1994/07/31      14932.53                    17708.04
  1994/08/31      14989.00                    17769.31
  1994/09/30      14821.12                    17508.46
  1994/10/31      14595.76                    17197.51
  1994/11/30      14276.82                    16886.58
  1994/12/31      14535.25                    17258.25
  1995/01/31      14901.02                    17751.49
  1995/02/28      15279.14                    18267.70
  1995/03/31      15446.27                    18477.60
  1995/04/30      15441.84                    18499.40
  1995/05/31      15794.52                    19089.72
  1995/06/30      15709.66                    18923.64
  1995/07/31      15811.92                    19103.04
  1995/08/31      16025.65                    19345.26
  1995/09/30      16128.02                    19467.72
  1995/10/31      16300.05                    19750.78
  1995/11/30      16487.87                    20078.44
  1995/12/31      16598.68                    20271.40
  1996/01/31      16709.43                    20424.45
  1996/02/29      16654.84                    20286.58
  1996/03/31      16490.94                    20027.32
  1996/04/30      16438.28                    19970.64
  1996/05/31      16436.51                    19962.65
  1996/06/30      16563.37                    20180.05
  1996/07/31      16692.61                    20363.68
  1996/08/31      16691.42                    20358.80
  1996/09/30      16838.01                    20643.82
  1996/10/31      17002.75                    20877.30
  1996/11/30      17297.63                    21259.36
  1996/12/31      17232.36                    21170.07
  1997/01/31      17282.09                    21210.08
  1997/02/28      17426.34                    21404.79
  1997/03/31      17221.82                    21119.46
  1997/04/30      17352.72                    21296.23
  1997/05/31      17537.06                    21616.53
  1997/06/30      17720.34                    21846.74
  1997/07/31      18161.76                    22451.90
  1997/08/31      18005.38                    22241.52
  1997/09/30      18207.55                    22505.53
  1997/10/31      18309.39                    22650.24
  1997/11/28      18407.97                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134512 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on November 30, 1987, and the current maximum 3.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,408 - an 84.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                    PAST 1    PAST 5    PAST 10
                                                   YEAR      YEARS     YEARS

Advisor Intermediate Municipal Income - Class T    6.21%     5.48%     6.68%

Advisor Intermediate Municipal Income - Class T    3.29%     4.89%     6.38%
(incl. max. 2.75% sales charge)

Lehman Brothers 1-17 Year Municipal Bond Index     6.45%     n/a       n/a

Intermediate Municipal Debt Funds Average          5.50%     6.12%     7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
$10,000 OVER 10 YEARS
   IMAHDR PRASUN   SHR__CHT 19971130 19971212 134601 S00000000000001
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1987/11/30       9725.00                    10000.00
  1987/12/31       9822.10                    10145.10
  1988/01/31      10174.32                    10506.47
  1988/02/29      10215.82                    10617.52
  1988/03/31      10066.46                    10494.36
  1988/04/30      10117.07                    10574.12
  1988/05/31      10149.08                    10543.56
  1988/06/30      10220.42                    10697.81
  1988/07/31      10273.60                    10767.56
  1988/08/31      10278.52                    10777.03
  1988/09/30      10391.30                    10972.10
  1988/10/31      10514.92                    11165.21
  1988/11/30      10480.71                    11062.93
  1988/12/31      10546.84                    11176.11
  1989/01/31      10653.58                    11407.23
  1989/02/28      10589.96                    11277.07
  1989/03/31      10556.37                    11250.12
  1989/04/30      10705.57                    11517.20
  1989/05/31      10865.44                    11756.41
  1989/06/30      10984.69                    11916.06
  1989/07/31      11094.31                    12078.24
  1989/08/31      11058.37                    11959.99
  1989/09/30      11056.18                    11924.35
  1989/10/31      11144.85                    12070.19
  1989/11/30      11266.79                    12281.42
  1989/12/31      11368.35                    12381.88
  1990/01/31      11331.26                    12323.31
  1990/02/28      11431.89                    12432.99
  1990/03/31      11451.36                    12436.72
  1990/04/30      11333.60                    12346.68
  1990/05/31      11540.24                    12616.21
  1990/06/30      11635.78                    12727.10
  1990/07/31      11776.20                    12914.19
  1990/08/31      11707.73                    12726.68
  1990/09/30      11739.09                    12733.93
  1990/10/31      11870.37                    12964.92
  1990/11/30      12059.76                    13225.65
  1990/12/31      12092.31                    13283.18
  1991/01/31      12227.33                    13461.44
  1991/02/28      12338.66                    13578.56
  1991/03/31      12346.95                    13583.44
  1991/04/30      12458.87                    13764.10
  1991/05/31      12558.68                    13886.47
  1991/06/30      12566.31                    13872.72
  1991/07/31      12692.18                    14041.69
  1991/08/31      12793.60                    14226.62
  1991/09/30      12872.01                    14411.85
  1991/10/31      13010.24                    14541.56
  1991/11/30      13043.03                    14582.13
  1991/12/31      13258.56                    14895.06
  1992/01/31      13351.18                    14929.02
  1992/02/29      13366.49                    14933.80
  1992/03/31      13315.38                    14939.32
  1992/04/30      13408.52                    15072.28
  1992/05/31      13555.59                    15249.68
  1992/06/30      13733.49                    15505.57
  1992/07/31      14029.26                    15970.43
  1992/08/31      13925.53                    15814.72
  1992/09/30      14057.17                    15918.15
  1992/10/31      13957.16                    15761.67
  1992/11/30      14212.18                    16043.96
  1992/12/31      14229.35                    16207.77
  1993/01/31      14391.15                    16396.27
  1993/02/28      14790.71                    16989.32
  1993/03/31      14643.99                    16809.74
  1993/04/30      14746.99                    16979.35
  1993/05/31      14809.05                    17074.78
  1993/06/30      14965.14                    17359.76
  1993/07/31      14982.14                    17382.50
  1993/08/31      15257.79                    17744.40
  1993/09/30      15415.64                    17946.51
  1993/10/31      15430.11                    17981.15
  1993/11/30      15309.83                    17822.73
  1993/12/31      15571.42                    18198.97
  1994/01/31      15715.89                    18406.80
  1994/02/28      15323.47                    17930.07
  1994/03/31      14724.77                    17199.95
  1994/04/30      14855.10                    17345.81
  1994/05/31      14988.06                    17496.20
  1994/06/30      14880.35                    17389.30
  1994/07/31      15087.68                    17708.04
  1994/08/31      15144.72                    17769.31
  1994/09/30      14975.11                    17508.46
  1994/10/31      14747.40                    17197.51
  1994/11/30      14425.15                    16886.58
  1994/12/31      14686.26                    17258.25
  1995/01/31      15055.84                    17751.49
  1995/02/28      15437.88                    18267.70
  1995/03/31      15606.75                    18477.60
  1995/04/30      15602.28                    18499.40
  1995/05/31      15958.62                    19089.72
  1995/06/30      15872.88                    18923.64
  1995/07/31      15976.20                    19103.04
  1995/08/31      16192.15                    19345.26
  1995/09/30      16295.59                    19467.72
  1995/10/31      16469.40                    19750.78
  1995/11/30      16659.18                    20078.44
  1995/12/31      16771.13                    20271.40
  1996/01/31      16883.03                    20424.45
  1996/02/29      16827.88                    20286.58
  1996/03/31      16662.27                    20027.32
  1996/04/30      16609.07                    19970.64
  1996/05/31      16607.28                    19962.65
  1996/06/30      16735.46                    20180.05
  1996/07/31      16866.04                    20363.68
  1996/08/31      16864.84                    20358.80
  1996/09/30      17011.73                    20643.82
  1996/10/31      17193.39                    20877.30
  1996/11/30      17473.12                    21259.36
  1996/12/31      17423.26                    21170.07
  1997/01/31      17455.10                    21210.08
  1997/02/28      17598.27                    21404.79
  1997/03/31      17390.13                    21119.46
  1997/04/30      17520.88                    21296.23
  1997/05/31      17722.60                    21616.53
  1997/06/30      17888.98                    21846.74
  1997/07/31      18333.03                    22451.90
  1997/08/31      18173.54                    22241.52
  1997/09/30      18376.16                    22505.53
  1997/10/31      18459.95                    22650.24
  1997/11/28      18558.01                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134603 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on November 30, 1987, and the current maximum 2.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,558 - an 85.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase.


UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                          PAST 1    PAST 5    PAST 10
                                                         YEAR      YEARS     YEARS

Advisor Intermediate Municipal Income - Institutional    6.48%     5.75%     6.82%
Class

Lehman Brothers 1-17 Year Municipal  Bond Index          6.45%     n/a       n/a

Intermediate Municipal Debt Funds Average                5.50%     6.12%     7.16%


AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
$10,000 OVER 10 YEARS
   IMAHDR PRASUN   SHR__CHT 19971130 19971212 134539 S00000000000001
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.16                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.43                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.17                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.26                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.88                    11250.12
  1989/04/30      11008.30                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.31                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11460.00                    12070.19
  1989/11/30      11585.39                    12281.42
  1989/12/31      11689.82                    12381.88
  1990/01/31      11651.69                    12323.31
  1990/02/28      11755.15                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.04                    12733.93
  1990/10/31      12206.04                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.09                    13461.44
  1991/02/28      12687.57                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.66                    13872.72
  1991/07/31      13051.09                    14041.69
  1991/08/31      13155.37                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.72                    14929.02
  1992/02/29      13744.47                    14933.80
  1992/03/31      13691.91                    14939.32
  1992/04/30      13787.68                    15072.28
  1992/05/31      13938.91                    15249.68
  1992/06/30      14121.84                    15505.57
  1992/07/31      14425.97                    15970.43
  1992/08/31      14319.31                    15814.72
  1992/09/30      14453.06                    15918.15
  1992/10/31      14354.35                    15761.67
  1992/11/30      14619.64                    16043.96
  1992/12/31      14626.29                    16207.77
  1993/01/31      14810.45                    16396.27
  1993/02/28      15210.02                    16989.32
  1993/03/31      15062.42                    16809.74
  1993/04/30      15171.20                    16979.35
  1993/05/31      15238.04                    17074.78
  1993/06/30      15402.32                    17359.76
  1993/07/31      15438.16                    17382.50
  1993/08/31      15711.46                    17744.40
  1993/09/30      15877.86                    17946.51
  1993/10/31      15911.44                    17981.15
  1993/11/30      15791.14                    17822.73
  1993/12/31      16079.68                    18198.97
  1994/01/31      16232.46                    18406.80
  1994/02/28      15815.67                    17930.07
  1994/03/31      15201.44                    17199.95
  1994/04/30      15339.16                    17345.81
  1994/05/31      15479.72                    17496.20
  1994/06/30      15371.76                    17389.30
  1994/07/31      15589.28                    17708.04
  1994/08/31      15651.48                    17769.31
  1994/09/30      15463.83                    17508.46
  1994/10/31      15247.42                    17197.51
  1994/11/30      14933.13                    16886.58
  1994/12/31      15206.41                    17258.25
  1995/01/31      15575.94                    17751.49
  1995/02/28      15974.20                    18267.70
  1995/03/31      16152.45                    18477.60
  1995/04/30      16151.32                    18499.40
  1995/05/31      16523.78                    19089.72
  1995/06/30      16438.42                    18923.64
  1995/07/31      16565.21                    19103.04
  1995/08/31      16776.25                    19345.26
  1995/09/30      16887.34                    19467.72
  1995/10/31      17071.14                    19750.78
  1995/11/30      17238.46                    20078.44
  1995/12/31      17391.80                    20271.40
  1996/01/31      17511.97                    20424.45
  1996/02/29      17458.75                    20286.58
  1996/03/31      17290.63                    20027.32
  1996/04/30      17239.39                    19970.64
  1996/05/31      17224.07                    19962.65
  1996/06/30      17377.67                    20180.05
  1996/07/31      17516.75                    20363.68
  1996/08/31      17518.90                    20358.80
  1996/09/30      17692.22                    20643.82
  1996/10/31      17867.39                    20877.30
  1996/11/30      18161.76                    21259.36
  1996/12/31      18113.70                    21170.07
  1997/01/31      18150.70                    21210.08
  1997/02/28      18304.13                    21404.79
  1997/03/31      18091.63                    21119.46
  1997/04/30      18231.36                    21296.23
  1997/05/31      18445.13                    21616.53
  1997/06/30      18622.09                    21846.74
  1997/07/31      19088.29                    22451.90
  1997/08/31      18926.23                    22241.52
  1997/09/30      19141.11                    22505.53
  1997/10/31      19232.44                    22650.24
  1997/11/28      19338.53                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134545 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $19,339 - a 93.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

MARKET RECAP
With investor sentiment, shifting supply/
demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of
inflation.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period that ended November 30, 1997, the fund's Institutional Class shares had a total return of 6.48%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the
Lehman Brothers 1-17 Year Municipal Bond Index    - which is a broad
measure of performance of the municipal bond market -     returned
6.45% for the same one-year period.
A. For the 12-month period that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.42%, 6.21%, 5.54%, and 5.54%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index returned 6.45% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
A. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between five and 12 years. I did that because the municipal yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was flatter beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration, which measures its sensitivity to changing interest rates, neutral relative to the Lehman Brothers 1-17 Year Municipal Bond Index. By doing so, the fund avoids getting whipsawed by becoming bullish or bearish about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. The fund's holdings in bonds issued in the state of New York were winners. The state's finances improved, driven in part by the strength of the securities industry, an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating agencies - upgraded the credit rating of some of the state's agencies, which was a positive development for the prices of the fund's agency holdings. Likewise, general obligation bonds issued by New York City also performed well as the city's economy continued to expand. Additionally, bonds issued by the Massachusetts Industrial Finance Agency on behalf of Massachusetts Biomedical Research Corp. rose in value because more investors became better-informed about its positive financial performance.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The return from one of the fund's student loan bonds was disappointing when prepayments - which rise as borrowers pay back their loans early - came in a little bit higher than expected. However, I continued to maintain a fairly heavy weighting in these bonds because they generally offer attractive yields. With input from Fidelity's research team, I try to pick student loan bonds that I think will be prepaid more slowly.
Q. DURING THE PAST YEAR, THERE WAS AN INCREASE IN THE FUND'S ELECTRIC UTILITY REVENUE POSITION. GIVEN THAT THE ELECTRIC INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. The electric utility industry is in the early stages of a transformation from an environment where electric providers enjoy monopolistic strongholds on a given service area to one where competition will reign. With that in mind, I have focused on two types of electric utilities: those that are well-prepared to deal with increased competition; or those that I believe can meet competitive challenges down the road but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. During the past several years, the amount of outstanding municipal bonds has shrunk considerably. In the first half of 1997, the low supply helped the municipal market outperform the taxable bond market. I expect supply will increase next year. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income alternatives and especially to equity investments. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT DATED NOVEMBER 30, 1997. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DAVID MURPHY ON MUNICIPAL
BOND SUPPLY:
"The supply of municipal bonds is an
important factor in their
performance. During the past six
months, interest rates have declined
fairly significantly. Falling interest
rates prompted municipal bond
issuers to refund, or refinance,
their older debt at current low
interest rates, much in the same
fashion that homeowners refinance
their mortgages when they see an
opportunity to lower their interest
costs. As a result of a recent increase
in the supply of municipal bonds,
their prices tended to lag U.S.
Treasuries during the final months
of the period. If interest rates stay at
current low levels, or fall further, I
think that the supply of issued
municipal bonds will continue to
expand, perhaps dramatically. This
would, in my opinion, lead to further
underperformance relative to U.S.
Treasuries. But if there is a
significant decline in the U.S. stock
market,    m    ore investment dollars
could be re-allocated to municipal
bonds."

NOTE TO SHAREHOLDERS: Effective
January 31, 1998, Norm Lind will
become portfolio manager of the
fund. He joined Fidelity in 1986.

EXHIBIT 1
FORM OF
AGREEMENT AND PLAN OF REORGANIZATION
 THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of March 9, 1998, by and between Fidelity Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate) and Fidelity Advisor Intermediate Municipal Income Fund (Intermediate), funds of Fidelity Advisor Series VI (the trust). The trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Intermediate and Short-Intermediate may be referred to herein collectively as the "Funds" or each individually as the "Fund."
 This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Short-Intermediate to Intermediate solely in exchange for shares of beneficial interest in Class A, Class T, and Institutional Class of Intermediate (the Intermediate Class Shares) in each case based upon the net asset value attributable to the corresponding class of Short-Intermediate and the assumption by Intermediate of Short-Intermediate's liabilities; and (b) the constructive distribution of such shares by Short-Intermediate to its shareholders of the corresponding class in complete liquidation and termination of Short-Intermediate in exchange for all of Short-Intermediate's outstanding shares. Short-Intermediate shall receive shares of Class A, Class T, and Institutional Class of Intermediate having a net asset value equal to the value of the net assets of Class A, Class T, and Institutional Class of Short-Intermediate, respectively, on the Closing Date (as defined in Section 6), which shares Short-Intermediate shall then distribute to its shareholders of the corresponding class. Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. The foregoing transactions are referred to herein as the "Reorganization."
 In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF SHORT-INTERMEDIATE. Short-Intermediate represents and warrants to and agrees with
Intermediate that:
 (a) Short-Intermediate is a series of Fidelity Advisor Series VI, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
 (b) Fidelity Advisor Series VI is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
 (c) The Prospectuses and Statement of Additional Information of Short-Intermediate (both dated February 28, 1998), previously furnished to Intermediate, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Short-Intermediate, threatened against Short-Intermediate which assert liability on the part of Short-Intermediate. Short-Intermediate knows of no facts which might form the basis for the institution of such proceedings;
 (e) Short-Intermediate is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Short-Intermediate, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Short-Intermediate is a party or by which Short-Intermediate is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Short-Intermediate is a party or is bound;
 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights (of each class), and the Schedule of Investments (including market values) of Short-Intermediate at November 30, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, and have been furnished to Intermediate. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights (of each class) fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
 (g) Short-Intermediate has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 1997 and those incurred in the ordinary course of Short-Intermediate's business as an investment company since November 30, 1997;
 (h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Fidelity Advisor Series VI on Form N-14 relating to the shares of Intermediate issuable hereunder and the proxy statement of Short-Intermediate included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Short-Intermediate (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to Short-Intermediate, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (i) All material contracts and commitments of Short-Intermediate (other than this Agreement) will be terminated without liability to Short-Intermediate prior to the Closing Date (other than those made in connection with redemptions of Class A, Class T, and Institutional Class shares and the purchase and sale of portfolio securities made in the ordinary course of business);
 (j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Short-Intermediate of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);
 (k) Short-Intermediate has filed or will file all federal and state tax returns which, to the knowledge of Short-Intermediate's officers, are required to be filed by Short-Intermediate and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Short-Intermediate's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
 (l) Short-Intermediate has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
 (m) All of the issued and outstanding Class A, Class T, and Institutional Class shares of Short-Intermediate are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding Class A, Class T, and Institutional Class shares of Short-Intermediate will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders of each class submitted to Intermediate in accordance with this Agreement;
 (n) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Short-Intermediate will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Short-Intermediate to be transferred to Intermediate pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Short-Intermediate's portfolio securities and any such other assets as contemplated by this Agreement, Intermediate will acquire Short-Intermediate's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Intermediate) and without any restrictions upon the transfer thereof; and
 (o) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Short-Intermediate, and this Agreement constitutes a valid and binding obligation of Short-Intermediate enforceable in accordance with its terms, subject to shareholder approval.
2. REPRESENTATIONS AND WARRANTIES OF INTERMEDIATE.
 Intermediate represents and warrants to and agrees with
Short-Intermediate that:
 (a) Intermediate is a series of Fidelity Advisor Series VI, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
 (b) Fidelity Advisor Series VI is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
 (c) The Prospectuses and Statement of Additional Information of Intermediate (both dated February 28, 1998), previously furnished to Short-Intermediate, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Intermediate, threatened against Intermediate which assert liability on the part of Intermediate. Intermediate knows of no facts which might form the basis for the institution of such proceedings;
 (e) Intermediate is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Intermediate, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Intermediate is a party or by which Intermediate is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Intermediate is a party or is bound;
 (f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights (of each class), and the Schedule of Investments (including market values) of Intermediate at November 30, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, and have been furnished to Short-Intermediate. Said Statement of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights (of each class) fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
 (g) Intermediate has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 1997 and those incurred in the ordinary course of Intermediate's business as an investment company since November 30, 1997;
 (h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Intermediate of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);
 (i) Intermediate has filed or will file all federal and state tax returns which, to the knowledge of Intermediate's officers, are required to be filed by Intermediate and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Intermediate's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
 (j) Intermediate has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on November 30, 1998;
 (k) As of the Closing Date, the Intermediate Class Shares of beneficial interest of Intermediate to be issued to Short-Intermediate will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information) by Intermediate, and no shareholder of any class of Intermediate will have any preemptive right of subscription or purchase in respect thereof;
 (l) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Intermediate, and this Agreement constitutes a valid and binding obligation of Intermediate enforceable in accordance with its terms, subject to approval by the shareholders of Short-Intermediate;
 (m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Intermediate, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to Intermediate, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
 (n) The issuance of the Intermediate Class Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
 (o) All of the issued and outstanding shares of beneficial interest of Intermediate have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
 (a) Subject to the requisite approval of the shareholders of Short-Intermediate and to the other terms and conditions contained herein, Short-Intermediate agrees to assign, sell, convey, transfer, and deliver to Intermediate as of the Closing Date all of the assets of Short-Intermediate of every kind and nature existing on the Closing Date. Intermediate agrees in exchange therefor: (i) to assume all of Short-Intermediate's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to Short-Intermediate the number of full and fractional Intermediate Class Shares having a net asset value equal to the value of the net assets of the corresponding class of Short-Intermediate transferred hereunder, less the value of the liabilities of Short-Intermediate, determined as provided for under
Section 4.
 (b) The assets of Short-Intermediate to be acquired by Intermediate shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Short-Intermediate, and any deferred or prepaid expenses shown as an asset on the books of Short-Intermediate on the Closing Date. Short-Intermediate will pay or cause to be paid to Intermediate any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Intermediate hereunder, and Intermediate will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
 (c) The liabilities of Short-Intermediate to be assumed by Intermediate shall include (except as otherwise provided for herein) all of Short-Intermediate's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Short-Intermediate agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Short-Intermediate will constructively distribute to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Class A, Class T, and Institutional Class shares in exchange for such shareholders' shares of beneficial interest in the corresponding class of Short-Intermediate and Short-Intermediate will be liquidated in accordance with the trust's Amended and Restated Declaration of Trust. Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Intermediate's share transfer books in the names of the Short-Intermediate shareholders and transferring the Intermediate Class Shares thereto. Each Short-Intermediate shareholder's account shall be credited with the respective number of full and fractional (rounded to the third decimal place) Intermediate Class Shares due that shareholder. All outstanding Short-Intermediate shares, including any represented by certificates, shall simultaneously be canceled on Short-Intermediate's share transfer records. Intermediate shall not issue certificates representing the Intermediate Class Shares in connection with the Reorganization.
 (e) Any reporting responsibility of Short-Intermediate is and shall remain its responsibility up to and including the date on which it is terminated.
 (f) Any transfer taxes payable upon issuance of the Intermediate Class Shares in a name other than that of the registered holder on Short-Intermediate's books of the Short-Intermediate shares constructively exchanged for the Intermediate Class Shares shall be paid by the person to whom such Intermediate Class Shares are to be issued, as a condition of such transfer.
4. VALUATION.
 (a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date (the Valuation Time), or such other date as may be mutually agreed upon in writing by the parties hereto.
 (b) As of the Closing Date, Intermediate will deliver to Short-Intermediate the number of Intermediate Class Shares having a net asset value equal to the value of the net assets attributable to the corresponding class of Short-Intermediate transferred hereunder less the liabilities of Short-Intermediate, determined as provided in this Section 4.
 (c) The net asset value per share of each class of the Intermediate Class Shares to be delivered to Short-Intermediate, the value of the assets of Short-Intermediate transferred hereunder, the value of the liabilities of Short-Intermediate to be assumed hereunder, and the net
asset value per share of each class of Short-Intermediate    to be
transferred hereunder     shall in each case be determined as of the
Valuation Time.
 (d) The net asset value per share of each class of the Intermediate Class Shares shall be computed in the manner set forth in the then-current Prospectus and Statement of Additional Information of each class of Intermediate, and the value of the assets and liabilities of Short-Intermediate shall be computed in the manner set forth in the then-current Prospectus and Statement of Additional Information of each class of Short-Intermediate.
 (e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for Short-Intermediate and Intermediate.
5. FEES; EXPENSES.
 (a) Short-Intermediate shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the expense cap of each class of Short-Intermediate. Expenses exceeding each class's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities). Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Intermediate will be borne by Intermediate, provided that they do not exceed the expense cap of each class of Intermediate. Expenses exceeding each class's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities.
 (b) Each of Intermediate and Short-Intermediate represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
 (a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on May 28, 1998, or at some other time, date, and place agreed to by Short-Intermediate and Intermediate (the Closing Date).
 (b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of each class of Short-Intermediate or the net asset value per share of each class of Intermediate is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF SHORT-INTERMEDIATE.
 (a) Short-Intermediate agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to Intermediate as herein provided, adopting this Agreement, and authorizing the liquidation of Short-Intermediate.
 (b) Short-Intermediate agrees that as soon as reasonably practicable after distribution of the Intermediate Class Shares, Short-Intermediate shall be terminated as a series of Fidelity Advisor Series VI pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Short-Intermediate shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF INTERMEDIATE.
 (a) That Short-Intermediate furnishes to Intermediate a statement, dated as of the Closing Date, signed by an officer of Fidelity Advisor Series VI, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Short-Intermediate made in this Agreement are true and correct in all material respects and that Short-Intermediate has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
 (b) That Short-Intermediate furnishes Intermediate with copies of the resolutions, certified by an officer of Fidelity Advisor Series VI, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Short-Intermediate;
 (c) That, on or prior to the Closing Date, Short-Intermediate will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Short-Intermediate substantially all of Short-Intermediate's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
 (d) That Short-Intermediate shall deliver to Intermediate at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Short-Intermediate's behalf by its Treasurer or Assistant Treasurer;
 (e) That Short-Intermediate's custodian shall deliver to Intermediate a certificate identifying the assets of Short-Intermediate held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Intermediate; (ii) Short-Intermediate's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and
(iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;
 (f) That Short-Intermediate's transfer agent shall deliver to Intermediate at the Closing a certificate setting forth the number of shares of each class of Short-Intermediate outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;
 (g) That Short-Intermediate calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Intermediate as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Short-Intermediate;
 (h) That Short-Intermediate delivers to Intermediate a certificate of an officer of Fidelity Advisor Series VI, dated as of the Closing Date, that there has been no material adverse change in Short-Intermediate's financial position since November 30, 1997, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
 (i) That all of the issued and outstanding shares of beneficial interest of Short-Intermediate shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Short-Intermediate or its transfer agent by Intermediate or its agents shall have revealed otherwise, Short-Intermediate shall have taken all actions that in the opinion of Intermediate are necessary to remedy any prior failure on the part of Short-Intermediate to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF SHORT-INTERMEDIATE.
 (a) That Intermediate shall have executed and delivered to Short-Intermediate an Assumption of Liabilities, certified by an officer of Fidelity Advisor Series VI, dated as of the Closing Date pursuant to which Intermediate will assume all of the liabilities of Short-Intermediate existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
 (b) That Intermediate furnishes to Short-Intermediate a statement, dated as of the Closing Date, signed by an officer of Fidelity Advisor Series VI, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Intermediate made in this Agreement are true and correct in all material respects, and Intermediate has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
 (c) That Short-Intermediate shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to Short-Intermediate and Intermediate, to the effect that the Intermediate Class Shares are duly authorized and upon delivery to Short-Intermediate as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Intermediate as a matter of Massachusetts law (except as disclosed in Intermediate's Statement of Additional Information) and no shareholder of Intermediate has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF INTERMEDIATE AND SHORT-INTERMEDIATE.
 (a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Short-Intermediate;
 (b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no action" positions of such federal or state authorities) deemed necessary by Intermediate or Short-Intermediate to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Intermediate or Short-Intermediate, provided that either party hereto may for itself waive any of such conditions;
 (c) That all proceedings taken by either fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Kirkpatrick & Lockhart LLP;
 (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
 (e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Intermediate and Short-Intermediate, threatened by the Commission; and
 (f) That Intermediate and Short-Intermediate shall have received an opinion of Kirkpatrick & Lockhart LLP satisfactory to Intermediate and Short-Intermediate that for federal income tax purposes:
  (i) The Reorganization will be a reorganization under section 368(a)(1)(C) of the Code, and Short-Intermediate and Intermediate will each be parties to the Reorganization under section 368(b) of the Code;
  (ii) No gain or loss will be recognized by Short-Intermediate upon the transfer of all of its assets to Intermediate in exchange solely for the Intermediate Class Shares and the assumption of Short-Intermediate's liabilities followed by the distribution of those Intermediate Class Shares to the shareholders of the corresponding class of Short-Intermediate in liquidation of Short-Intermediate;
  (iii) No gain or loss will be recognized by Intermediate on the receipt of Short-Intermediate's assets in exchange solely for the Intermediate Class Shares and the assumption of Short-Intermediate's liabilities;
  (iv) The basis of Short-Intermediate's assets in the hands of Intermediate will be the same as the basis of such assets in Short-Intermediate's hands immediately prior to the Reorganization;
  (v) Intermediate's holding period in the assets to be received from Short-Intermediate will include Short-Intermediate's holding period in such assets;
  (vi) A Short-Intermediate shareholder will recognize no gain or loss on the exchange of each class of his or her shares of beneficial interest in Short-Intermediate solely for the Intermediate Class Shares of the corresponding class in the Reorganization;
  (vii) A Short-Intermediate shareholder's basis in the Intermediate Class Shares to be received by him or her will be the same as his or her basis in the Short-Intermediate shares of the corresponding class exchanged therefor;
  (viii) A Short-Intermediate shareholder's holding period for his or her Intermediate Class Shares will include the holding period of Short-Intermediate shares of the corresponding class exchanged, provided that those Short-Intermediate shares were held as capital assets on the date of the Reorganization.
  Notwithstanding anything herein to the contrary, neither Short-Intermediate nor Intermediate may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF INTERMEDIATE AND SHORT-INTERMEDIATE.
 (a) Intermediate and Short-Intermediate each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
 (b) Short-Intermediate covenants that it is not acquiring the Intermediate Class Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
 (c) Short-Intermediate covenants that it will assist Intermediate in obtaining such information as Intermediate reasonably requests concerning the beneficial ownership of Short-Intermediate's shares; and
 (d) Short-Intermediate covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law and after the Closing Date, Short-Intermediate will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
 Intermediate and Short-Intermediate may terminate this Agreement by mutual agreement. In addition, either Intermediate or Short-Intermediate may at its option terminate this Agreement at or prior to the Closing Date because:
 (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
 (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of Short-Intermediate or Intermediate, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
 (a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
 (b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Intermediate or Short-Intermediate; provided, however, that following the shareholders' meeting called by Short-Intermediate pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Intermediate Class Shares to be delivered to shareholders of each class of Short-Intermediate under this Agreement to the detriment of such shareholders without their further approval.
 (c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.
 The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
 A copy of the funds' Declaration of Trust, as restated and amended, is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
SIGNATURE LINES OMITTED

ASIM-PXS-0398 CUSIP#315917880/FUND#264
 CUSIP#315917500/FUND#636
 CUSIP#315917708/FUND#606
Vote this proxy card TODAY!  Your prompt response will
save the expense of additional mailings.
Return the proxy card in the enclosed envelope or mail to:
FIDELITY INVESTMENTS
Proxy Department
P.O. Box 9107
Hingham, MA 02043-9848
PLEASE DETACH AT PERFORATION BEFORE MAILING.
---------------------------------------------------------------------
-------------------------
FIDELITY ADVISOR SERIES VI: FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
PROXY SOLICITED BY THE TRUSTEES
The undersigned, revoking previous proxies, hereby appoint(s) Edward
C. Johnson 3d, Eric D. Roiter, and Donald J. Kirk, or any one or more of them, attorneys, with full power of substitution, to vote all shares of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held at the office of the trust at 82 Devonshire St., Boston, MA 02109, on May 4, 1998 at 9:00 a.m. Eastern time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposals described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.
NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.
Date                                        _____________, 1998
_______________________________________
_______________________________________
      Signature(s) (Title(s), if applicable)
  PLEASE SIGN, DATE, AND RETURN
PROMPTLY IN ENCLOSED ENVELOPE
 cusip # 315917880/fund #264
 cusip # 315917500/fund #636
 cusip # 315917708/fund #606

Please refer to the Proxy Statement discussion of this matter.
IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE
PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:
---------------------------------------------------------------------
-------------------------
_____________________________________________________________________
________________________

1.   To approve an Agreement and Plan of Reorganization          FOR [  ]    AGAINST [  ]    ABSTAIN [ ]   1.
     between Fidelity Advisor Short-Intermediate
     Municipal Income Fund and Fidelity Advisor
     Intermediate Municipal Income Fund, another fund
     of the trust, providing for the transfer of all of the
     assets of Fidelity Advisor Short-Intermediate
     Municipal Income Fund to Fidelity Advisor
     Intermediate Municipal Income Fund in exchange
     solely for shares of beneficial interest in Class A,
     Class T, and Institutional Class of Fidelity Advisor
     Intermediate Municipal Income Fund and the
     assumption by Fidelity Advisor Intermediate
     Municipal Income Fund of Fidelity Advisor
     Short-Intermediate Municipal Income Fund's
     liabilities, followed by the distribution of such shares
     to shareholders of the corresponding class of Fidelity
     Advisor Short-Intermediate Municipal Income Fund
     in liquidation of Fidelity Advisor Short-Intermediate
     Municipal Income Fund.


ASIT-PXC-0398 cusip # 315917880/fund # 264
 cusip # 315917500/fund # 636
 cusip # 315917708/fund # 606
(PHOTO_OF_EDWARD_C_JOHNSON_3D)PROXY MATERIALS
I M P O R T A N T
PLEASE CAST YOUR VOTE NOW!
Dear Advisor Short-Intermediate Municipal Fund Shareholder:
I am writing to ask you to vote on an important proposal to merge Advisor Short-Intermediate Municipal Income Fund into Advisor Intermediate Municipal Income Fund. A shareholder meeting is scheduled for May 4, 1998. Votes received in time to be counted at the meeting will decide whether the merger takes place. This package contains information about the proposal and includes all the materials you will need to vote by mail.
The fund's Board of Trustees has reviewed the proposed merger and has recommended that the proposed merger be presented to shareholders.
The Trustees, most of whom are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees have determined that the merger is in the shareholders' best interests. However, the final decision is up to you.
The proposal would merge Advisor Short-Intermediate Municipal into Advisor Intermediate Municipal, a larger fund with a superior long-term performance record. Fidelity believes that it can achieve a higher level of efficiency if the two funds are combined. However, because Advisor Intermediate Municipal invests in slightly longer-term bonds than Advisor Short-Intermediate Municipal, its performance is accompanied by slightly more interest rate risk (i.e., the risk of poor performance if interest rates rise).
The merger would not be a taxable event for shareholders (i.e., you will not have to take a capital gain or loss on your shares), and no sales charges will be imposed on the merger. For future investments in the merged fund, you should note that Advisor Intermediate Municipal generally carries higher sales charges than Advisor Short-Intermediate Municipal. This will not affect your existing investment, but may have an impact on any future investments you want to make.
We have attached a Q&A to assist you in understanding the proposal. The enclosed proxy statement provides more details.
It's important that you consider whether the merger is right for you. Your vote is extremely important, no matter how large or small your holdings may be. Voting by mail is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card before mailing in the postage-paid envelope provided.
If you have any questions before you vote, please call us at 1-800-522-7297. Thank you for your participation in this important initiative for your fund.
Sincerely,
Edward C. Johnson 3d
Chairman and Chief Executive Officer

Important Information to Help You
Understand the Proposal on Which
You Are Being Asked to Vote.
PLEASE READ THE FULL TEXT OF THIS PROXY STATEMENT. BELOW IS A BRIEF OVERVIEW OF THE MATTER TO BE VOTED UPON. YOUR VOTE IS IMPORTANT. IF YOU HAVE ANY QUESTIONS REGARDING THE PROPOSAL PLEASE CALL CLIENT
SERVICES AT    800-522-7297    . WE APPRECIATE YOU PLACING YOUR TRUST
IN THE FIDELITY ADVISOR FUNDS AND LOOK FORWARD TO HELPING YOU ACHIEVE YOUR FINANCIAL GOALS.
WHAT PROPOSAL AM I BEING ASKED TO VOTE ON?
As a shareholder in Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate), you are asked to vote on a merger into Advisor Intermediate Municipal Income Fund (Intermediate).
WHAT IS THE REASON FOR AND THE ADVANTAGES OF THE MERGER?
The proposed merger is part of a larger strategy by Fidelity Advisor Funds to consolidate smaller, less efficient funds that generally have higher expenses. Fidelity believes that it can achieve a higher level of efficiency if the funds are combined.
Historically, Intermediate has performed better than Short-Intermediate. However, because Intermediate invests in slightly longer-term bonds than Short-Intermediate, its superior long-term performance has been accompanied by slightly more interest rate risk (i.e., the risk of poor performance if interest rates rise). Intermediate normally maintains an average maturity of between 3 to 10 years. Short-Intermediate normally maintains an average maturity of 2 to 5 years. The dollar-weighted average maturity of Intermediate and Short-Intermediate was 7.6 years and 3.2 years, respectively, as of November 30, 1997.
HOW DOES THE HISTORICAL PERFORMANCE OF EACH FUND COMPARE?
The table below shows that Intermediate's long-term performance is superior to that of Short-Intermediate. The total returns in the table below are for Short-Intermediate and Intermediate since Short-Intermediate's inception and each calendar year thereafter. Calendar Year Total Returns

                              1994*    1995     1996    1997**

Short-Intermediate Class T     1.26%   8.68%    3.64%   4.44%

Intermediate Class T          -2.64%   14.20%   3.89%   6.51%


                                                                                             Cumulative Total Returns
                                                                                             3/16/94 - 11/30/97

Short-Intermediate Class T                                                                   19.12%

Short-Intermediate Class T (load adjusted)                                                   17.33%

Intermediate Class T                                                                         23.03%

Intermediate Class T (load adjusted)                                                         19.64%

* From March 16, 1994 (commencement of operations of Class T of Short-Intermediate).
** Through November 30, 1997.
If FMR had not reimbursed certain class expenses, the total returns would have been lower.


WHAT WOULD BE THE INVESTMENT POLICIES OF THE MERGED FUND?
Both Short-Intermediate and Intermediate seek high current income that is free from federal taxation, consistent with the preservation of capital. The funds do, however, have different interest-rate risk. Intermediate maintains a longer average maturity than Short-Intermediate. Intermediate has been subject to more interest rate sensitivity than Short-Intermediate, but the fund has provided higher returns over the long term.
HOW DO THE EXPENSES OF THE FUNDS COMPARE?
Total expenses (i.e., the ongoing costs charged to the fund's assets) of Intermediate and Short-Intermediate are similar. However, for future investments in the merged fund, you should note that Intermediate generally carries higher sales charges than Short-Intermediate. This will not affect your existing investment, but may have an impact on any future investments that you want to make. WHO IS THE FUND MANAGER OF INTERMEDIATE?
Norman Lind currently manages the fund and is expected to manage the combined fund.
WHAT ARE THE FEDERAL TAX IMPLICATIONS OF THE MERGER?
The merger will not be a taxable event for shareholders (i.e., you will not have to take a capital gain or loss on your shares).
WHAT IF THERE ARE NOT ENOUGH VOTES TO REACH QUORUM BY THE SCHEDULED SHAREHOLDER MEETING DATE?
We will keep trying to get shareholders to vote until at least 50% of the fund's shares are voted. We or D.F. King & Co., a proxy solicitation firm, may contact you by mail or telephone. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials to avoid additional mailings or telephone calls. If there are not sufficient votes to approve the proposal by the time of the Shareholder Meeting (May 4, 1998), the meeting may be adjourned to permit further solicitation of proxy votes.
IF THE MERGER IS APPROVED, WHAT WILL HAPPEN?
After voting your shares, there is nothing more to do. The closing date for the merger is May 28, 1998 and after that date you will receive a statement from Fidelity showing the merger transaction and the number of shares you received.
WHAT HAPPENS IF THE PROPOSAL FOR SHORT-INTERMEDIATE IS NOT APPROVED? If the proposal to merge Short-Intermediate is not approved by the shareholders, the fund's Board of Trustees may consider other options. Fidelity is currently bearing a portion of the fund's expenses under voluntary expense caps. If the merger is not approved, Fidelity may be unwilling to maintain the current voluntary expense caps at the same level, which could result in higher expenses in the future.
WHAT DO I HAVE TO DO NOW?
Please vote right away. You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Fidelity Client Services at 1-800-522-7297.

(registered trademark)

ASIM-PXL-0398




Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated February 28, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
ACOM-PRO-0298

FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B,
AND CLASS C

GROWTH FUNDS:                                          CLASSES
Fidelity Advisor TechnoQuantSM Growth Fund             A,T,B,C
Fidelity Advisor Mid Cap Fund                          A,T,B,C
Fidelity Advisor Equity Growth Fund                    A,T,B,C
Fidelity Advisor Growth Opportunities Fund             A,T,B,C
Fidelity Advisor Strategic Opportunities Fund          A,T,B
Fidelity Advisor Large Cap Fund                        A,T,B,C

GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund                  A,T,B,C
Fidelity Advisor Equity Income Fund                    A,T,B,C
Fidelity Advisor Balanced Fund                         A,T,B,C

TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund                       A,T,B,C
Fidelity Advisor Strategic Income Fund                 A,T,B,C
Fidelity Advisor Mortgage Securities Fund              A,T,B
Fidelity Advisor Government Investment Fund            A,T,B,C
Fidelity Advisor Intermediate Bond Fund                A,T,B,C
Fidelity Advisor Short Fixed-Income Fund               A,T,C

MUNICIPAL FUNDS:
Fidelity Advisor Municipal Income Fund
(formerly Fidelity Advisor High Income Municipal Fund) A,T,B,C
Fidelity Advisor Intermediate Municipal
Income Fund                                           A,T,B,C
Fidelity Advisor Short-Intermediate Municipal
Income Fund                                           A,T

PROSPECTUS
FEBRUARY 28, 1998

(FIDELITY_LOGO_GRAPHIC)
82 DEVONSHIRE STREET, BOSTON, MA 02109

   CONTENTS



   KEY FACTS                                           WHO MAY WANT TO INVEST
                                                       EXPENSES Each class's sales charge (load) and its yearly
                                                       operating expenses.

                                                       FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                                                       PERFORMANCE How each fund has done over time.

   THE FUNDS IN DETAIL                                 CHARTER How each fund is organized.

                                                       INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                                                       BREAKDOWN OF EXPENSES How operating costs are calculated
                                                       and what they include.

   YOUR ACCOUNT                                        TYPES OF ACCOUNTS Different ways to set up your account,
                                                       including tax-advantaged retirement plans.

                                                       HOW TO BUY SHARES Opening an account and making additional investments.

                                                       HOW TO SELL SHARES Taking money out and closing your account.

                                                       INVESTOR SERVICES Services to help you manage your account.

   SHAREHOLDER AND ACCOUNT POLICIES                    DIVIDENDS, CAPITAL GAINS, AND TAXES

                                                       TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                                                       EXCHANGE RESTRICTIONS

                                                       SALES CHARGE REDUCTIONS AND WAIVERS

                                                       APPENDIX A

                                                       APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST

Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice.

TechnoQuantSM Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income are diversified funds.

Strategic Income and Short-Intermediate Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.

TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.

TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships.

High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.

Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types.

Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.

Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.

Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Intermediate Municipal Income and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation.

The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.

Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales
Charge Reductions and Waivers," page        , for Institutional Class
eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.

The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.

In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.

In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your
investment professional. See "Transaction Details," page        , and "Sales
Charge Reductions and Waivers," page        , for sales charge reduction and
waiver information.

If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over a maximum of six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after a maximum of seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 generally will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. See "How to Buy Shares," page
       , for more information on the maximum purchase amount for Class C shares. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will
normally pay a 1.00% CDSC. See "Transaction Details," page        , for CDSC
schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of four years for the Intermediate-Term Bond Funds and seven years for the Bond Funds and the Equity Funds. Class C shares do not convert to another class of shares. See "Transaction Details,"
page        , for conversion information.

The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity
Advisor Series VI.    The agreement will be presented to Fidelity Advisor
Short-Intermediate Municipal Income Fund shareholders for their vote of approval or disapproval at a special meeting to be held on May 4, 1998. If the proposal is approved at the meeting by a majority of Fidelity Advisor Short-Intermediate Municipal Income Fund's shareholders and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998.

   Effective January 1, 1998 Fidelity Advisor Short-Intermediate Municipal Income Fund was closed to new accounts pending the reorganization.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page , for an explanation of how and when these charges apply.

A CDSC is imposed on Class B shares only if you redeem Class B shares within three years of purchase for the Intermediate-Term Bond Funds, or within six years of purchase for the Bond Funds and the Equity Funds. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase.
See "Transaction Details," page        , for information about the CDSC.


                                                      CLASS A         CLASS T         CLASS B          CLASS C
MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: TECHNOQUANT GROWTH, MID CAP,
EQUITY GROWTH, GROWTH OPPORTUNITIES, STRATEGIC
OPPORTUNITIES*, LARGE CAP, GROWTH & INCOME,
EQUITY INCOME, AND BALANCED (THE EQUITY FUNDS)        5.75%           3.50%           NONE             NONE

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: HIGH YIELD, STRATEGIC INCOME,
MORTGAGE SECURITIES*, GOVERNMENT INVESTMENT, AND
MUNICIPAL INCOME (THE BOND FUNDS)                     4.75%           3.50%           NONE             NONE

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: INTERMEDIATE BOND AND
INTERMEDIATE MUNICIPAL INCOME
(THE INTERMEDIATE-TERM BOND FUNDS)                    3.75%           2.75%           NONE             NONE

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: SHORT FIXED-INCOME AND
SHORT-INTERMEDIATE MUNICIPAL INCOME*
(THE SHORT-TERM BOND FUNDS)                           1.50%           1.50%           **               NONE

MAXIMUM CDSC FOR ALL EQUITY AND BOND FUNDS
(AS A % OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS)                                  NONE[A]         NONE[A]         5.00%[B]         1.00%[D]

MAXIMUM CDSC FOR THE INTERMEDIATE-TERM BOND
FUNDS (AS A % OF THE LESSER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS)                         NONE[A]         NONE[A]         3.00%[C]         1.00%[D]

MAXIMUM CDSC FOR SHORT FIXED-INCOME AND
SHORT-INTERMEDIATE MUNICIPAL INCOME*
(AS A % OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS)                                  NONE[A]         NONE[A]         **               1.00%[D]

SALES CHARGE ON REINVESTED DISTRIBUTIONS              NONE            NONE            NONE             NONE

ANNUAL ACCOUNT MAINTENANCE FEE
(FOR ACCOUNTS UNDER $2,500)                           $12.00          $12.00          $12.00           $12.00

* FUND DOES NOT OFFER CLASS C SHARES.
** FUNDS DO NOT OFFER CLASS B SHARES.

[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES

       ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION DETAILS," PAGE. [B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
[D] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.

12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B and Class C of the funds to FDC for services and expenses in connection with providing personal service to and/or maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.

Each class's expenses are factored into its share price or dividends and are not
charged directly to shareholder accounts (see "Breakdown        of Expenses" on
page 67).

The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.

 EQUITY FUNDS
                                   OPERATING EXPENSES                                 CLASS A   CLASS T   CLASS B    CLASS C
TECHNOQUANT      MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%
GROWTH

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT)                                 0.90%     0.90%     0.90%      0.90%[A]

                 TOTAL OPERATING EXPENSES                                             1.75%     2.00%     2.50%      2.50%

MID CAP          MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)             0.90%     0.38%     0.43%      0.90%[A]

                 TOTAL OPERATING EXPENSES                                             1.75%     1.48%     2.03%      2.50%

EQUITY           MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%
GROWTH

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)   0.35%     0.21%     0.35%      0.35%[A]

                 TOTAL OPERATING EXPENSES                                             1.20%     1.31%     1.95%      1.95%

GROWTH           MANAGEMENT FEE                                                       0.49%     0.49%     0.49%      0.49%
OPPORTUNITIES

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES                                                       0.31%     0.19%     0.32%[A]   0.29%[A]

                 TOTAL OPERATING EXPENSES                                             1.05%     1.18%     1.81%      1.78%

STRATEGIC        MANAGEMENT FEE                                                       0.40%     0.40%     0.40%      *
OPPORTUNITIES

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B SHARES)                                                      0.25%     0.50%     1.00%      *

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A)                         1.10%     0.34%     0.38%      *

                 TOTAL OPERATING EXPENSES                                             1.75%     1.24%     1.78%      *

LARGE CAP        MANAGEMENT FEE                                                       0.60%     0.60%     0.60%      0.60%

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)             0.90%     0.52%     0.56%      0.90%[A]

                 TOTAL OPERATING EXPENSES                                             1.75%     1.62%     2.16%      2.50%

GROWTH &         MANAGEMENT FEE                                                       0.50%     0.50%     0.50%      0.50%
INCOME

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)   0.75%     0.59%     0.75%      0.75%[A]

                 TOTAL OPERATING EXPENSES                                             1.50%     1.59%     2.25%      2.25%

EQUITY           MANAGEMENT FEE                                                       0.50%     0.50%     0.50%      0.50%
INCOME

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)             0.35%     0.23%     0.24%      0.35%[A]

                 TOTAL OPERATING EXPENSES                                             1.10%     1.23%     1.74%      1.85%

BALANCED         MANAGEMENT FEE                                                       0.45%     0.45%     0.45%      0.45%

                 12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                 CLASS B AND CLASS C SHARES)                                          0.25%     0.50%     1.00%      1.00%

                 OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)   0.35%     0.22%     0.35%      0.35%[A]

                 TOTAL OPERATING EXPENSES                                             1.05%     1.17%     1.80%      1.80%


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

TAXABLE INCOME FUNDS

                        OPERATING EXPENSES                                             CLASS A    CLASS T    CLASS B    CLASS C

HIGH YIELD      MANAGEMENT FEE                                                          0.59%      0.59%      0.59%      0.59%

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES                                                          0.41%      0.25%      0.25%      0.32%[A]

                TOTAL OPERATING EXPENSES                                                1.15%      1.09%      1.74%      1.91%

STRATEGIC       MANAGEMENT FEE                                                          0.59%      0.59%      0.59%      0.59%
INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)                0.51%      0.36%      0.37%      0.51%[A]

                TOTAL OPERATING EXPENSES                                                1.25%      1.20%      1.86%      2.10%

MORTGAGE        MANAGEMENT FEE                                                          0.44%      0.44%      0.44%      *
SECURITIES

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)  0.15%      0.25%      0.90%      *

                OTHER EXPENSES (AFTER REIMBURSEMENT)                                    0.31%[A]   0.31%[A]   0.31%[A]   *

                TOTAL OPERATING EXPENSES                                                0.90%      1.00%      1.65%      *

GOVERNMENT      MANAGEMENT FEE                                                          0.44%      0.44%      0.44%      0.44%
INVESTMENT

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT)                                    0.31%      0.31%      0.31%      0.31%[A]

                TOTAL OPERATING EXPENSES                                                0.90%      1.00%      1.65%      1.75%

INTERMEDIATE    MANAGEMENT FEE                                                          0.44%      0.44%      0.44%      0.44%
BOND

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                             0.15%      0.25%      0.90%      1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A, CLASS B, AND CLASS C)      0.31%      0.27%      0.31%      0.31%[A]

                TOTAL OPERATING EXPENSES                                                0.90%      0.96%      1.65%      1.75%

SHORT           MANAGEMENT FEE                                                          0.44%      0.44%      **         0.44%
FIXED-INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS C SHARES)  0.15%      0.15%      **         1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)                0.31%      0.30%      **         0.31%[A]

                TOTAL OPERATING EXPENSES                                                0.90%      0.89%      **         1.75%


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

MUNICIPAL FUNDS


                OPERATING EXPENSES                                                CLASS A      CLASS T     CLASS B     CLASS C
MUNICIPAL       MANAGEMENT FEE                                                     0.39%       0.39%       0.39%       0.39%
INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B
                AND CLASS C SHARES)                                                0.15%       0.25%       0.90%       1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A AND CLASS C)           0.36%       0.25%       0.27%       0.36%[A]

                TOTAL OPERATING EXPENSES                                           0.90%       0.89%       1.56%       1.75%

INTERMEDIATE    MANAGEMENT FEE                                                     0.39%       0.39%       0.39%       0.39%
MUNICIPAL
INCOME

                12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR
                CLASS B AND CLASS C SHARES)                                        0.15%       0.25%       0.90%       1.00%

                OTHER EXPENSES (AFTER REIMBURSEMENT)                               0.36%       0.36%       0.36%       0.36%[A]

                TOTAL OPERATING EXPENSES                                           0.90%       1.00%       1.65%       1.75%

SHORT-          MANAGEMENT FEE                                                     0.39%       0.39%       **          *
INTERMEDIATE
MUNICIPAL
INCOME

                12B-1 FEE (DISTRIBUTION FEE)                                       0.15%       0.15%       **          *

                OTHER EXPENSES (AFTER REIMBURSEMENT)                               0.36%       0.36%       **          *

                TOTAL OPERATING EXPENSES                                           0.90%       0.90%       **          *


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.


A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:


                       CLASS A         CLASS T         CLASS B

MID CAP                 1.71%           1.44%           1.98%

EQUITY GROWTH           1.18%           1.29%           1.92%

GROWTH OPPORTUNITIES    1.04%           1.17%              +

STRATEGIC OPPORTUNITIES 1.73%           1.23%           1.77%

LARGE CAP               1.72%           1.60%           2.14%

EQUITY INCOME           1.09%           1.21%           1.73%

BALANCED                1.04%           1.17%           1.79%

HIGH YIELD              1.14%           1.08%           1.74%

STRATEGIC INCOME        1.24%           1.19%           1.85%

+ IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATES.

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.

EQUITY FUNDS


                                                                              EXAMPLES
                                                       FULL REDEMPTION                       NO REDEMPTION

                                             CLASS A     CLASS T     CLASS B     CLASS C     CLASS B     CLASS C
TECHNOQUANT GROWTH        1 YEAR             $ 74        $ 55        $ 75[A]     $ 35[A]     $ 25        $ 25

                          3 YEARS            $109        $ 96        $108[A]     $ 78        $ 78        $ 78

                          5 YEARS            $147        $139        $153[A]     $133        $133        $133

                          10 YEARS[B]        $252        $260        $257        $284        $257        $284

MID CAP                   1 YEAR             $ 74        $ 50        $ 71[A]     $ 35[A]     $ 21        $ 25

                          3 YEARS            $109        $ 80        $ 94[A]     $ 78        $ 64        $ 78

                          5 YEARS            $147        $113        $129[A]     $133        $109        $133

                          10 YEARS[B]        $252        $206        $225        $284        $225        $284

EQUITY GROWTH             1 YEAR             $ 69        $ 48        $ 70[A]     $ 30[A]     $ 20        $ 20

                          3 YEARS            $ 93        $ 75        $ 91[A]     $ 61        $ 61        $ 61

                          5 YEARS            $120        $104        $125[A]     $105        $105        $105

                          10 YEARS[B]        $195        $187        $199        $227        $199        $227

GROWTH OPPORTUNITIES      1 YEAR             $ 68        $ 47        $ 68[A]     $ 28[A]     $ 18        $ 18

                          3 YEARS            $ 89        $ 71        $ 87[A]     $ 56        $ 57        $ 56

                          5 YEARS            $112        $ 98        $118[A]     $ 96        $ 98        $ 96

                          10 YEARS[B]        $178        $173        $183        $209        $183        $209

STRATEGIC OPPORTUNITIES   1 YEAR             $ 74        $ 47        $ 68[A]       *         $ 18          *

                          3 YEARS            $109        $ 73        $ 86[A]       *         $ 56          *

                          5 YEARS            $147        $101        $116[A]       *         $ 96          *

                          10 YEARS[B]        $252        $180        $208          *         $208          *

LARGE CAP                 1 YEAR             $ 74        $ 51        $ 72[A]     $ 35[A]     $ 22        $ 25

                          3 YEARS            $109        $ 84        $ 98[A]     $ 78        $ 68        $ 78

                          5 YEARS            $147        $120        $136[A]     $133        $116        $133

                          10 YEARS[B]        $252        $220        $234        $284        $234        $284

GROWTH & INCOME           1 YEAR             $ 72        $ 51        $ 73[A]     $ 33[A]     $ 23        $ 23

                          3 YEARS            $102        $ 83        $100[A]     $ 70        $ 70        $ 70

                          5 YEARS            $135        $119        $140[A]     $120        $120        $120

                          10 YEARS[B]        $226        $217        $231        $258        $231        $258

EQUITY INCOME             1 YEAR             $ 68        $ 47        $ 63[A]     $ 29[A]     $ 13        $ 19

                          3 YEARS            $ 90        $ 73        $ 69[A]     $ 58        $ 39        $ 58

                          5 YEARS            $115        $100        $ 88[A]     $100        $ 68        $100

                          10 YEARS[B]        $184        $179        $144        $217        $144        $217

BALANCED                  1 YEAR             $ 68        $ 47        $ 68[A]     $ 28[A]     $ 18        $ 18

                          3 YEARS            $ 89        $ 71        $ 87[A]     $ 57        $ 57        $ 57

                          5 YEARS            $112        $ 97        $117[A]     $ 97        $ 97        $ 97

                          10 YEARS[B]        $178        $172        $183        $212        $183        $212

* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.

TAXABLE INCOME FUNDS



                                                                              EXAMPLES

                                                          FULL REDEMPTION                     NO REDEMPTION

                                          CLASS A     CLASS T      CLASS B      CLASS C     CLASS B    CLASS C
HIGH YIELD              1 YEAR             $ 59        $ 46        $ 68[A]      $ 29[A]      $ 18        $ 19

                        3 YEARS            $ 82        $ 68        $ 85[A]      $ 60         $ 55        $ 60

                        5 YEARS            $108        $ 93        $114[A]      $103         $ 94        $103

                        10 YEARS[B]        $181        $163        $182         $223         $182        $223

STRATEGIC INCOME        1 YEAR             $ 60        $ 47        $ 69[A]      $ 31[A]      $ 19        $ 21

                        3 YEARS            $ 85        $ 72        $ 88[A]      $ 66         $ 58        $ 66

                        5 YEARS            $113        $ 99        $121[A]      $113         $101        $113

                        10 YEARS[B]        $191        $175        $195         $243         $195        $243

MORTGAGE SECURITIES     1 YEAR             $ 56        $ 45        $ 67[A]        *          $ 17          *

                        3 YEARS            $ 75        $ 66        $ 82[A]        *          $ 52          *

                        5 YEARS            $ 95        $ 88        $110[A]        *          $ 90          *

                        10 YEARS[B]        $153        $153        $166           *          $166          *

GOVERNMENT INVESTMENT   1 YEAR             $ 56        $ 45        $ 67[A]      $ 28[A]      $ 17        $ 18

                        3 YEARS            $ 75        $ 66        $ 82[A]      $ 55         $ 52        $ 55

                        5 YEARS            $ 95        $ 88        $110[A]      $ 95         $ 90        $ 95

                        10 YEARS[B]        $153        $153        $166         $206         $166        $206

INTERMEDIATE BOND       1 YEAR             $ 46        $ 37        $ 47[A]      $ 28[A]      $ 17        $ 18

                        3 YEARS            $ 65        $ 57        $ 62[A]      $ 55         $ 52        $ 55

                        5 YEARS[C]         $ 85        $ 79        $ 81         $ 95         $ 81        $ 95

                        10 YEARS[C]        $144        $142        $140         $206         $140        $206

SHORT FIXED-INCOME      1 YEAR             $ 24        $ 24         **          $ 28[A]       **         $ 18

                        3 YEARS            $ 43        $ 43         **          $ 55          **         $ 55

                        5 YEARS            $ 64        $ 64         **          $ 95          **         $ 95

                        10 YEARS           $124        $123         **          $206          **         $206


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS. [C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR YEARS.

MUNICIPAL FUNDS



                                                                                         EXAMPLES

                                                                    FULL REDEMPTION                      NO REDEMPTION

                                                     CLASS A     CLASS T      CLASS B     CLASS C    CLASS B     CLASS C
MUNICIPAL INCOME                      1 YEAR          $ 56        $ 44        $ 66[A]     $ 28[A]     $ 16        $ 18

                                      3 YEARS         $ 75        $ 62        $ 79[A]     $ 55        $ 49        $ 55

                                      5 YEARS         $ 95        $ 83        $105[A]     $ 95        $ 85        $ 95

                                      10 YEARS[B]     $153        $141        $160        $206        $160        $206

INTERMEDIATE MUNICIPAL INCOME         1 YEAR          $ 46        $ 37        $ 47[A]     $ 28[A]     $ 17        $ 18

                                      3 YEARS         $ 65        $ 58        $ 62[A]     $ 55        $ 52        $ 55

                                      5 YEARS[C]      $ 85        $ 81        $ 81        $ 95        $ 81        $ 95

                                      10 YEARS[C]     $144        $147        $140        $206        $140        $206

SHORT-INTERMEDIATE MUNICIPAL INCOME   1 YEAR          $ 24        $ 24          **           *          **           *

                                      3 YEARS         $ 43        $ 43          **           *          **           *

                                      5 YEARS         $ 64        $ 64          **           *          **           *

                                      10 YEARS        $124        $124          **           *          **           *

* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS. [C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR YEARS.



THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.

FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:


                                      CLASS A         EFFECTIVE DATE    CLASS T   EFFECTIVE DATE    CLASS B       EFFECTIVE DATE
TECHNOQUANT GROWTH                     1.75%             12/31/96        2.00%        12/31/96       2.50%           12/31/96

MID CAP                                1.75%+            8/30/96         2.00%        2/20/96        2.50%           2/20/96

EQUITY GROWTH                          1.20%             11/1/97         1.45%        11/1/97        1.95%+          11/1/97

GROWTH OPPORTUNITIES                   1.10%             11/1/97         1.35%        11/1/97        1.85%           11/1/97

STRATEGIC OPPORTUNITIES                1.75%+            3/1/97          2.00%        3/1/97         2.50%           3/1/97

LARGE CAP                              1.75%             8/30/96         2.00%        2/20/96        2.50%           2/20/96

GROWTH & INCOME                        1.50%             12/31/96        1.75%        12/31/96       2.25%           12/31/96

EQUITY INCOME                          1.10%             11/1/97         1.35%        11/1/97        1.85%           11/1/97

BALANCED                               1.05%             11/1/97         1.30%        11/1/97        1.80%           11/1/97

HIGH YIELD                             1.25%             8/30/96         1.35%        7/1/95         2.00%           1/1/96

STRATEGIC INCOME                       1.25%             8/30/96         1.35%        10/31/94       2.00%           1/1/96

MORTGAGE SECURITIES                    0.90%             3/1/97          1.00%        3/1/97         1.65%           3/1/97

GOVERNMENT INVESTMENT                  0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

INTERMEDIATE BOND                      0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

SHORT FIXED-INCOME                     0.90%             8/30/96         0.90%        8/30/96         **               **

MUNICIPAL INCOME                       0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

INTERMEDIATE MUNICIPAL INCOME          0.90%             8/30/96         1.00%        7/1/95         1.65%           1/1/96

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.90%             8/30/96         0.90%        7/1/95          **               **


                                      CLASS C    EFFECTIVE DATE

TECHNOQUANT GROWTH                     2.50%        11/1/97

MID CAP                                2.50%        11/1/97

EQUITY GROWTH                          1.95%        11/1/97

GROWTH OPPORTUNITIES                   1.85%        11/1/97

STRATEGIC OPPORTUNITIES                 *             *

LARGE CAP                              2.50%        11/1/97

GROWTH & INCOME                        2.25%        11/1/97

EQUITY INCOME                          1.85%        11/1/97

BALANCED                               1.80%        11/1/97

HIGH YIELD                             2.10%        11/1/97

STRATEGIC INCOME                       2.10%        11/1/97

MORTGAGE SECURITIES                     *             *

GOVERNMENT INVESTMENT                  1.75%        11/1/97

INTERMEDIATE BOND                      1.75%        11/1/97

SHORT FIXED-INCOME                     1.75%        11/1/97

MUNICIPAL INCOME                       1.75%        11/1/97

INTERMEDIATE MUNICIPAL INCOME          1.75%        11/1/97

SHORT-INTERMEDIATE MUNICIPAL INCOME     *             *

*   FUND DOES NOT OFFER CLASS C SHARES.
**  FUND DOES NOT OFFER CLASS B SHARES.
+   FMR ALSO REIMBURSED CERTAIN TRANSFER AGENT, REGISTRATION, AND OTHER
CLASS SPECIFIC EXPENSES.

If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                                  OTHER EXPENSES                                   TOTAL OPERATING EXPENSES
                               CLASS A      CLASS T     CLASS B    CLASS C[A]     CLASS A      CLASS T     CLASS B    CLASS C[A]

TECHNOQUANT GROWTH              1.56%       1.11%        1.27%        1.34%        2.41%      2.21%        2.87%       2.94%

MID CAP                         1.43%       +            +            1.11%        2.28%      +            +           2.71%

EQUITY GROWTH                   0.49%       +            0.41%        0.56%        1.34%      +            2.01%       2.16%

STRATEGIC OPPORTUNITIES         3.06%       +            +            *            3.71%      +            +           *

LARGE CAP                       2.28%       +            +            1.49%        3.13%      +            +           3.09%

GROWTH & INCOME                 1.71%       +            0.79%        0.92%        2.46%      +            2.29%       2.42%

EQUITY INCOME                   0.53%       +            +            0.38%        1.28%      +            +           1.88%

BALANCED                        0.97%       +            0.67%        0.94%        1.67%      +            2.12%       2.39%

STRATEGIC INCOME                2.14%       +            +            0.85%        2.88%      +            +           2.44%

MORTGAGE SECURITIES             3.05%[A]    0.92%[A]     4.24%[A]     *            3.64%[A]   1.61%[A]     5.58%[A]    *

GOVERNMENT INVESTMENT           4.39%       0.34%        0.39%        2.35%        4.98%      1.03%        1.73%       3.79%

INTERMEDIATE BOND               1.83%       +            0.40%        1.78%        2.42%      +            1.74%       3.22%

SHORT FIXED-INCOME              1.23%       +            **           1.29%        1.82%      +            **          2.73%

MUNICIPAL INCOME                1.62%       +            +            1.54%        2.16%      +            +           2.93%

INTERMEDIATE MUNICIPAL INCOME   8.83%       0.40%        0.56%        1.39%        9.37%      1.04%        1.85%       2.78%

SHORT-INTERMEDIATE MUNICIPAL
INCOME                          8.86%       0.69%        **           *            9.40%      1.23%        **          *

*   FUND DOES NOT OFFER CLASS C SHARES.
**  FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
+   TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS
SHOWN IN THE TABLE ON THE PREVIOUS PAGE.

Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.

FINANCIAL HIGHLIGHTS


The financial highlights tables that follow contain annual information which has been audited by Coopers & Lybrand L.L.P., or Price Waterhouse LLP, (TechnoQuant Growth, Growth & Income, and Mortgage Securities only) independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI. Class C of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) commenced operations on November 3, 1997.



TECHNOQUANT GROWTH - CLASS A
SELECTED PER-SHARE DATA AND RATIOS (D)
YEAR ENDED NOVEMBER 30                                          1997(G)
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                     (.07)

  NET REALIZED AND UNREALIZED GAIN (LOSS)                          1.45

  TOTAL FROM INVESTMENT OPERATIONS                                 1.38

 NET ASSET VALUE, END OF PERIOD                                 $ 11.38

 TOTAL RETURN,                                                    13.80%

 NET ASSETS, END OF PERIOD (000 OMITTED)                        $ 5,376

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                           1.75%(A),(E)

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.73)%(A)

 PORTFOLIO TURNOVER                                                 213%(A)

 AVERAGE COMMISSION RATE                                        $ .0311

 TECHNOQUANT GROWTH - CLASS T

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                         1997(G)
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                   (.10)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                        1.46

   TOTAL FROM INVESTMENT OPERATIONS                               1.36

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN (B),(C)                                             13.60%

NET ASSETS, END OF PERIOD (000 OMITTED)                        $20,283

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.00%(A),(E)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS      (1.00)%(A)

PORTFOLIO TURNOVER                                                 213%(A)

AVERAGE COMMISSION RATE (F)                                      $ .0311


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A AND CLASS T SHARES) TO NOVEMBER 30, 1997.


TECHNOQUANT GROWTH - CLASS B


SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                          1997G

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                    (.15)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                         1.46

   TOTAL FROM INVESTMENT OPERATIONS                                1.31

 NET ASSET VALUE, END OF PERIOD                                 $ 11.31

 TOTAL RETURN(B),(C)                                              13.10%

 NET ASSETS, END OF PERIOD (000 OMITTED)                        $11,370

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.50%A,E

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS      (1.51)%A

 PORTFOLIO TURNOVER                                                 213%A

 AVERAGE COMMISSION RATE(F)                                     $ .0311


 TECHNOQUANT GROWTH - CLASS C

SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                          1997H

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 11.85

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                      --

  NET REALIZED AND UNREALIZED GAIN (LOSS)                         (.49)

  TOTAL FROM INVESTMENT OPERATIONS                                (.49)

NET ASSET VALUE, END OF PERIOD                                 $ 11.36

TOTAL RETURN(B),(C)                                              (4.14)%

NET ASSETS, END OF PERIOD (000 OMITTED)                        $    48

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.50%A,E

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.60)%A

PORTFOLIO TURNOVER                                                 213%A

AVERAGE COMMISSION RATEF                                       $ .0311

(A) ANNUALIZED

(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

MID CAP - CLASS A


 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEARS ENDED NOVEMBER 30                                              1997        1996H

 NET ASSET VALUE, BEGINNING OF PERIOD                                $11.70       $10.74

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                        (.09)        (.01)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.64          .97

   TOTAL FROM INVESTMENT OPERATIONS                                    2.55          .96

 LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                (.21)          --

 NET ASSET VALUE, END OF PERIOD                                      $14.04       $11.70

 TOTAL RETURN(B),(C)                                                  22.24%        8.94%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $4,670       $1,239

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.62%E       1.56%A,E

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.58%F       1.56%A

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (.71)%       (.33)%A

 PORTFOLIO TURNOVER                                                     208%         101%A

 AVERAGE COMMISSION RATE(G)                                          $.0401       $.0382


 MID CAP - CLASS T

 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEARS ENDED NOVEMBER 30                                               1997         1996I

 NET ASSET VALUE, BEGINNING OF PERIOD                                $  11.70     $  10.00

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                          (.07)        (.03)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                               2.64         1.73

   TOTAL FROM INVESTMENT OPERATIONS                                      2.57         1.70

 LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                  (.18)          --

 NET ASSET VALUE, END OF PERIOD                                      $  14.09     $  11.70

 TOTAL RETURN (B),(C)                                                   22.35%       17.00%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $326,642     $187,040

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                 1.48%        1.60%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS        1.44%F       1.60%A

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS             (.53)%       (.37)%A

 PORTFOLIO TURNOVER                                                       208%         101%A

 AVERAGE COMMISSION RATE (G)                                         $  .0401     $  .0382

(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(G) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(H) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

(I) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

MID CAP - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                                1997        1996 G

NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.61      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                          (.14)        (.10)

  NET REALIZED AND UNREALIZED GAIN (LOSS)                               2.62         1.71

  TOTAL FROM INVESTMENT OPERATIONS                                      2.48         1.61

LESS DISTRIBUTIONS

  FROM NET REALIZED GAIN                                                (.15)          --

 NET ASSET VALUE, END OF PERIOD                                      $ 13.94      $ 11.61

 TOTAL RETURN (B),(C)                                                  21.67%       16.10%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $58,758      $32,727

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                2.03%        2.38%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.98%E       2.37%A,E

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (1.08)%      (1.14)%A

 PORTFOLIO TURNOVER                                                      208%         101%A

 AVERAGE COMMISSION RATE (F)                                         $ .0401      $ .0382


 MID CAP - CLASS C

 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEAR ENDED NOVEMBER 30                                               1997 I

 NET ASSET VALUE, BEGINNING OF PERIOD                                $14.16

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                        (.01)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.07)J

   TOTAL FROM INVESTMENT OPERATIONS                                    (.08)

 NET ASSET VALUE, END OF PERIOD                                      $14.08

 TOTAL RETURN(B),(C)                                                   (.56)%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $  345

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                               2.50%A,H

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      2.40%A,E

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.07)%A

 PORTFOLIO TURNOVER                                                     208%

 AVERAGE COMMISSION RATE(F)                                          $.0401


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(G) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

(H) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

(J) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

EQUITY GROWTH - CLASS A


 SELECTED PER-SHARE DATA AND RATIOS (E)

 YEARS ENDED NOVEMBER 30                                               1997        1996F

 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 44.80      $39.47

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                         (.06)        .04

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              8.54        5.29

   TOTAL FROM INVESTMENT OPERATIONS                                     8.48        5.33

 LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                             (.36)         --

 FROM NET REALIZED GAIN                                                (1.23)         --

 TOTAL DISTRIBUTIONS                                                   (1.59)         --

 NET ASSET VALUE, END OF PERIOD                                      $ 51.69      $44.80

 TOTAL RETURN(B),(C)                                                   19.73%      13.50%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $28,522      $4,423

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.32%G      1.52%A,D,G

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.30%H      1.50%A,H

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS            (.12)%       .38%A

 PORTFOLIO TURNOVER                                                      108%         76%

 AVERAGE COMMISSION RATE (I)                                         $ .0427      $.0414


 EQUITY GROWTH - CLASS T

 SELECTED PER-SHARE DATA AND RATIOS

 YEARS ENDED NOVEMBER 30                          1997           1996          1995           1994          1993         1992J

 NET ASSET VALUE, BEGINNING OF PERIOD        $    44.81     $    39.83      $    28.52     $  29.50      $  26.33      $ 23.78

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                    (.04)E          .22E            .06          .08          (.07)E        .01

   NET REALIZED AND UNREALIZED GAIN (LOSS)         8.60           6.90           11.54          .39          3.82         2.54

   TOTAL FROM INVESTMENT OPERATIONS                8.56           7.12           11.60          .47          3.75         2.55

 LESS DISTRIBUTIONS

   FROM NET INVESTMENT INCOME                      (.17)        (.03)K            (.08)          --          (.08)          --

   FROM NET REALIZED GAIN                         (1.23)       (2.11)K            (.16)       (1.45)         (.50)          --

   IN EXCESS OF NET REALIZED GAIN                    --             --            (.05)          --            --           --

   TOTAL DISTRIBUTIONS                            (1.40)         (2.14)           (.29)       (1.45)         (.58)          --

 NET ASSET VALUE, END OF PERIOD              $    51.97     $    44.81      $    39.83     $  28.52      $  29.50      $ 26.33

 TOTAL RETURN (B),(C)                             19.81%         19.00%          41.11%        1.58%        14.52%       10.72%

 NET ASSETS, END OF PERIOD (000 OMITTED)     $4,205,772     $3,536,973      $2,051,429     $874,172      $377,894      $22,655

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.31%G         1.36%           1.55%        1.71%         1.85%        1.47%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS
 AFTER EXPENSE REDUCTIONS                          1.29%H         1.34%H          1.54%H       1.70%H        1.84%H       1.47%A

 RATIO OF NET INVESTMENT INCOME (LOSS)
 TO AVERAGE NET ASSETS                             (.08)%          .54%            .21%         .15%         (.24)%        .25%A

 PORTFOLIO TURNOVER                                 108%            76%             97%         137%          160%         240%

 AVERAGE COMMISSION RATE (I)                 $    .0427     $    .0414


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

(E) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(F) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

(G) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(H) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(I) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(J) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.

(K) THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

EQUITY GROWTH - CLASS B


 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEAR ENDED NOVEMBER 30                                              1997E

 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 41.81

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                         (.32)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              9.95

   TOTAL FROM INVESTMENT OPERATIONS                                     9.63

 LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                 (.03)

 NET ASSET VALUE, END OF PERIOD                                      $ 51.41

 TOTAL RETURN(B),(C)                                                   23.05%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $71,496

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.93%A,H

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.90%A,F

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS            (.73)%A

 PORTFOLIO TURNOVER                                                      108%

 AVERAGE COMMISSION RATE(G)                                          $ .0427

 EQUITY GROWTH - CLASS C


 SELECTED PER-SHARE DATA AND RATIOS(D)

 YEAR ENDED NOVEMBER 30                                              1997I

 NET ASSET VALUE, BEGINNING OF PERIOD                                $51.84

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME (LOSS)                                        (.02)

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              .13

   TOTAL FROM INVESTMENT OPERATIONS                                     .11

 NET ASSET VALUE, END OF PERIOD                                      $51.95

 TOTAL RETURN(B),(C)                                                   0.21%

 NET ASSETS, END OF PERIOD (000 OMITTED)                             $  965

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.95%A,H

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.89%A,F

 RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS           (.82)%A

 PORTFOLIO TURNOVER                                                     108%

 AVERAGE COMMISSION RATE(G)                                          $.0427

(A) ANNUALIZED

(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(G) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSIONS RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(H) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

GROWTH OPPORTUNITIES - CLASS A

194. SELECTED PER-SHARE DATA AND RATIOS D


 YEARS ENDED                                                             1997M          1997L           1996E

 NET ASSET VALUE, BEGINNING OF PERIOD                                  $  42.57       $  35.39        $ 32.86

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                                                    .04            .54            .09

   NET REALIZED AND UNREALIZED GAIN (LOSS)                                 1.41           8.80           2.44

   TOTAL FROM INVESTMENT OPERATIONS                                        1.45           9.34           2.53

 LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                  --           (.72)            --

 FROM NET REALIZED GAIN                                                      --          (1.44)            --

 TOTAL DISTRIBUTIONS                                                         --          (2.16)            --

 NET ASSET VALUE, END OF PERIOD                                        $  44.02       $  42.57        $ 35.39

 TOTAL RETURN(B),(C)                                                       3.41%         27.58%          7.70%

 NET ASSETS, END OF PERIOD (000 OMITTED)                               $142,754       $129,628        $10,185

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                   1.10%A,F       1.05%          1.48%A,F

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS          1.09%A,G       1.04%G         1.47%A,G

 RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                      1.22%A         1.36%           1.74%A

 PORTFOLIO TURNOVER                                                          33%A           35%            33%

 AVERAGE COMMISSION RATE(H)                                            $  .0497       $  .0480        $ .0401

 GROWTH OPPORTUNITIES - CLASS T

SELECTED PER-SHARE DATA AND
RATIOS

YEARS ENDED                                     1997M            1997L          1996L            1995L           1994L
 NET ASSET VALUE, BEGINNING OF PERIOD       $     42.76     $     35.41      $     30.89      $    26.62      $    25.39

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                           .03D            .55D             .61D             .39             .22

   NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                     1.41            8.78             4.72            5.31            1.92

   TOTAL FROM INVESTMENT OPERATIONS                1.44            9.33             5.33            5.70            2.14

 LESS DISTRIBUTIONS

   FROM NET INVESTMENT INCOME                        --            (.54)            (.41)           (.27)           (.07)

   FROM NET REALIZED GAIN                            --           (1.44)            (.40)          (1.16)           (.84)

   TOTAL DISTRIBUTIONS                               --           (1.98)            (.81)          (1.43)           (.91)

 NET ASSET VALUE, END OF PERIOD             $     44.20     $     42.76      $     35.41      $    30.89      $    26.62

 TOTAL RETURN(B),(C)                               3.37%          27.43%           17.61%          22.88%           8.71%

 NET ASSETS, END OF PERIOD (000 OMITTED)    $20,410,697     $19,651,539      $14,314,950      $9,690,992      $4,598,668

 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.28%A            1.18%            1.34%           1.59%           1.63%

 RATIO OF EXPENSES TO AVERAGE
 NET ASSETS AFTER EXPENSE REDUCTIONS           1.27%A,G          1.17%G             1.34%         1.58%G          1.62%G

 RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET ASSETS                    1.03%A            1.39%            1.88%           1.56%           1.12%

 PORTFOLIO TURNOVER                                33%A              35%              33%             39%             43%

 AVERAGE COMMISSION RATE(H)                 $     .0497     $     .0480      $     .0401


SELECTED PER-SHARE DATA AND
RATIOS

YEARS ENDED                                    1993L         1992L          1991L        1990L       1989L        1988I
 NET ASSET VALUE, BEGINNING OF PERIOD      $    21.14      $  20.58      $  12.99      $ 16.53      $ 14.27      $ 10.00

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                          .08           .14           .06         .18J          .02          .05

   NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                   5.56          2.04          7.70        (2.50)        3.03         4.22

   TOTAL FROM INVESTMENT OPERATIONS              5.64          2.18          7.76        (2.32)        3.05         4.27

 LESS DISTRIBUTIONS

   FROM NET INVESTMENT INCOME                    (.13)         (.09)         (.17)        (.05)        (.03)          --

   FROM NET REALIZED GAIN                       (1.26)        (1.53)           --        (1.17)        (.76)          --

   TOTAL DISTRIBUTIONS                          (1.39)        (1.62)         (.17)       (1.22)        (.79)          --

 NET ASSET VALUE, END OF PERIOD            $    25.39      $  21.14      $  20.58      $ 12.99      $ 16.53      $ 14.27

 TOTAL RETURN(B),(C)                            28.11%        12.09%        60.25%      (15.05)%      22.69%       42.70%

 NET ASSETS, END OF PERIOD (000 OMITTED)   $2,054,988      $580,595      $213,095      $51,122      $34,351      $ 8,097

 RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.65%         1.60%         1.73%        2.00%        2.45%     2.52%A,K

 RATIO OF EXPENSES TO AVERAGE
 NET ASSETS AFTER EXPENSE REDUCTIONS           1.64%G          1.60%         1.73%        2.00%        2.45%      2.52%A

 RATIO OF NET INVESTMENT
 INCOME TO AVERAGE NET ASSETS                     .43%          .80%          .47%        1.49%         .31%       .82%A

 PORTFOLIO TURNOVER                                69%           94%          142%         136%         163%       143%A

 AVERAGE COMMISSION RATE(H)

(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) FOR THE PERIOD NOVEMBER 18, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1988.

(J) NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.09 PER SHARE.

(K) EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(L) YEARS ENDED OCTOBER 31.

(M) ONE MONTH ENDED NOVEMBER 30, 1997.

GROWTH OPPORTUNITIES - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(D)


YEARS ENDED                                                               1997J        1997F
 NET ASSET VALUE, BEGINNING OF PERIOD                               $  42.60      $  37.62

 INCOME FROM INVESTMENT OPERATIONS

   NET INVESTMENT INCOME                                                 .02           .13

   NET REALIZED AND UNREALIZED GAIN (LOSS)                              1.40          4.85

   TOTAL FROM INVESTMENT OPERATIONS                                     1.42          4.98

 NET ASSET VALUE, END OF PERIOD                                     $  44.02      $  42.60

 TOTAL RETURN(B),(C)                                                    3.33%        13.24%

 NET ASSETS, END OF PERIOD (000 OMITTED)                            $422,511      $370,662

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.85%A,H      1.75%A

 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.84%A,G      1.74%A,G

 RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                    .47%A         .48%A

 PORTFOLIO TURNOVER                                                       33%A          35%A

 AVERAGE COMMISSION RATE(E)                                         $  .0497      $  .0480


 GROWTH OPPORTUNITIES - CLASS C

SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED                                                          1997I

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 43.62

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .56

 TOTAL FROM INVESTMENT OPERATIONS                                    .58

NET ASSET VALUE, END OF PERIOD                                      $ 44.20

TOTAL RETURN(B),(C)                                                  1.33%

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 5,845

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.85%A,H

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.84%A,G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 .74%A

PORTFOLIO TURNOVER                                                   33%A

AVERAGE COMMISSION RATE(E)                                          $ .0497


(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(F) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

(H) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

(J) ONE MONTH ENDED NOVEMBER 30, 1997.


STRATEGIC OPPORTUNITIES - CLASS A


SELECTED PER-SHARE DATA AND RATIOS (E)

YEARS ENDED                                                               1997(M)            1996(J)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 22.51            $ 23.48

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                              (.13)                .08

  NET REALIZED AND UNREALIZED GAIN (LOSS)                                    6.00               1.26

  TOTAL FROM INVESTMENT OPERATIONS                                           5.87               1.34

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME                                                   --              (.37)

  FROM NET REALIZED GAIN                                                    (.87)             (1.94)

  TOTAL DISTRIBUTIONS                                                       (.87)             (2.31)

NET ASSET VALUE, END OF PERIOD                                            $ 27.51            $ 22.51

TOTAL RETURN (B), (C)                                                     $26.96%              5.80%

NET ASSETS, END OF PERIOD (000 OMITTED)                                   $ 2,309            $   638

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.49%(A),(F)        .99%(A),(I)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS            1.47%(A),(G)        .97%(A),(G)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                (.59)%(A)           1.00%(A)

PORTFOLIO TURNOVER                                                            61%(A)            151%

AVERAGE COMMISSION RATE(H)                                                $ .0382            $ .0409

STRATEGIC OPPORTUNITIES - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED                             1997(M)          1996(O)        1995(O)       1994(K)          1994(N)          1993(L),(N)

NET ASSET VALUE, BEGINNING OF           $22.69          $24.88          $18.70        $19.96           $22.52            $19.53
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

  NET INVESTMENT INCOME (LOSS)            (.07)(E)         .17(E)         .39           .10(E)          .39(E)           .33

  NET REALIZED AND UNREALIZED             6.03             .18            6.73          (.75)            (.81)             4.44
  GAIN (LOSS)

  TOTAL FROM INVESTMENT OPERATIONS        5.96             .35            7.12          (.65)            (.42)             4.77

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME              --              (.19)           (.39)         (.35)            (.43)             (.57)

  FROM NET REALIZED GAIN                  (.87)          (2.35)           (.55)         (.26)           (1.71)            (1.21)

  TOTAL DISTRIBUTIONS                     (.87)          (2.54)           (.94)         (.61)           (2.14)            (1.78)

NET ASSET VALUE, END OF PERIOD          $27.78          $22.69          $24.88        $18.70           $19.96            $22.52

TOTAL RETURN(B), (C)                     27.15%           1.53%          38.16%        (3.26)%          (2.24)%           26.33%

NET ASSETS, END OF PERIOD (IN           $  529          $  561          $  620        $  376           $  385            $  270
MILLIONS)

RATIO OF EXPENSES TO AVERAGE NET          1.24%(A)        1.28%           1.61%         1.73%(A), (F)    1.85%             1.57%(D)
ASSETS

RATIO OF EXPENSES TO AVERAGE              1.23%(A), (G)   1.27%(G)        1.61%         1.73%(A)         1.84%(G)          1.57%
NET ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME            (.29)(A)         .70%           1.90%         2.03%(A)         1.89%             2.06%
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                          61%(A)         151%            142%          228%(A)          159%              183%

AVERAGE COMMISSION RATE(H)               $.0382         $.0409

SELECTED PER-SHARE DATA AND
RATIOS

YEARS ENDED                             1992(N)         1991(N)        1990(N)         1989(N)         1988(N)        1987(N)

NET ASSET VALUE, BEGINNING OF           $21.38          $17.21         $19.55          $15.53          $19.06          $16.71
PERIOD

INCOME FROM INVESTMENT
OPERATIONS

  NET INVESTMENT INCOME (LOSS)             .61             .66            .70             .50             .42             .46

  NET REALIZED AND UNREALIZED              .58            4.26          (2.49)           4.08           (1.80)           2.95
  GAIN (LOSS)

  TOTAL FROM INVESTMENT OPERATIONS        1.19            4.92          (1.79)           4.58           (1.38)           3.41

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME              (.62)           (.75)          (.55)           (.56)           (.24)           (.09)

  FROM NET REALIZED GAIN                 (2.42)             --             --              --           (1.91)           (.97)

  TOTAL DISTRIBUTIONS                    (3.04)           (.75)          (.55)           (.56)          (2.15)          (1.06)

NET ASSET VALUE, END OF PERIOD          $19.53          $21.38         $17.21          $19.55          $15.53          $19.06

TOTAL RETURN(B), (C)                      7.26%          29.51%         (9.49)%         30.45%          (4.98)%        21.43%

NET ASSETS, END OF PERIOD (IN           $  195          $  200         $  172          $  198          $  191          $  283
MILLIONS)

RATIO OF EXPENSES TO AVERAGE NET          1.46%           1.56%          1.59%           1.51%           1.71%          1.67%(F),(I)
ASSETS

RATIO OF EXPENSES TO AVERAGE              1.46%           1.56%          1.59%           1.51%           1.71%          1.67%
NET ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME            3.22%           3.61%          3.70%           3.23%           3.10%          2.36%
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                         211%            223%           114%             89%            160%           225%

AVERAGE COMMISSION RATE(H)

(A) ANNUALIZED.

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.

(E) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

(J) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

(K) THREE MONTHS ENDED DECEMBER 31, 1994.

(L) AS OF OCTOBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.

(M) ELEVEN MONTHS ENDED NOVEMBER 30, 1997.

(N) YEARS ENDED SEPTEMBER 30.

(O) YEARS ENDED DECEMBER 31.



STRATEGIC OPPORTUNITIES - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED                                      1997(I)           1996(K)           1995(K)        1994(J)           1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD            $ 22.36            $ 24.56           $ 18.57         $ 19.98         $19.65

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                     (.18)(D)            .04(D)            .38             .06(D)         .05(D)

  NET REALIZED AND UNREALIZED GAIN (LOSS)          5.92                .18              6.54           (.74)            .28

  TOTAL FROM INVESTMENT OPERATIONS                 5.74                .22              6.92           (.68)            .33

LESS DISTRIBUTIONS

  FROM NET INVESTMENT INCOME                         --               (.07)            (.38)           (.47)            --

  FROM NET REALIZED GAIN                           (.87)             (2.35)            (.55)           (.26)            --

  TOTAL DISTRIBUTIONS                              (.87)             (2.42)            (.93)           (.73)            --

NET ASSET VALUE, END OF PERIOD                   $ 27.23            $ 22.36          $ 24.56         $ 18.57         $19.98

TOTAL RETURN(B), (C)                              26.55%              1.00%           37.35%         (3.41)%          1.68%

NET ASSETS, END OF PERIOD (000 OMITTED)         $109,646            $98,535          $87,566         $17,090         $8,824

RATIO OF EXPENSES TO AVERAGE NET ASSETS            1.78%(A)           1.80%            2.11%           2.58%(A)       2.63%(A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                           1.77%(A), (G)      1.79%(G)         2.10%(G)        2.53%(A), (G)  2.63%(A)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS                             (.84)%(A)            .18%            1.40%           1.22%(A)       1.11%(A)

PORTFOLIO TURNOVER                                   61%(A)            151%             142%            228%(A)        159%

AVERAGE COMMISSION RATE(H)                       $ .0382            $ .0409

(A) ANNUALIZED.

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) ELEVEN MONTHS ENDED NOVEMBER 30, 1997.

(J) THREE MONTHS ENDED DECEMBER 31, 1994.

(K) YEARS ENDED DECEMBER 31.

LARGE CAP - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                               1997                1996(G)

NET ASSET VALUE, BEGINNING OF PERIOD                                 $11.83              $10.21

INCOME FROM INVESTMENT OPERATIONS

  NET INVESTMENT INCOME (LOSS)                                         (.04)                .00

  NET REALIZED AND UNREALIZED GAIN (LOSS)                              2.25                1.62

  TOTAL FROM INVESTMENT OPERATIONS                                     2.21                1.62

LESS DISTRIBUTIONS

  FROM NET REALIZED GAIN                                               (.08)                 --

  NET ASSET VALUE, END OF PERIOD                                     $13.96              $11.83

  TOTAL RETURN(B), (C)                                                18.82%              15.87%

NET ASSETS, END OF PERIOD (000 OMITTED)                              $2,330              $  503

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.75%(F)            1.75%(A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.72%(E)            1.75%(A)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS            (.34)%               .11%(A)

PORTFOLIO TURNOVER                                                       93%                 59%(A)

AVERAGE COMMISSION RATE(H)                                           $.0412              $.0306


LARGE CAP - CLASS T
SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                              1997              1996(I)

NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.82             $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                           (.02)               (.01)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                2.24                1.83

 TOTAL FROM INVESTMENT OPERATIONS                                       2.22                1.82

LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN                                                 (.06)                 --

NET ASSET VALUE, END OF PERIOD                                       $ 13.98             $ 11.82

TOTAL RETURN(B), (C)                                                   18.89%              18.20%

NET ASSETS, END OF PERIOD (000 OMITTED)                              $42,753             $26,133

RATIO OF EXPENSES TO AVERAGE NET ASSETS H                               1.62%               2.00%(A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS        1.60%(E)            2.00%(A)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS             (.18)%              (.14)%(A)

PORTFOLIO TURNOVER                                                        93%                 59%(A)

AVERAGE COMMISSION RATE(H)                                           $ .0412             $ .0306

(A) ANNUALIZED

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(G) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

(H) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(I) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.


LARGE CAP - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED NOVEMBER 30                                                     1997              1996(H)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 11.77             $10.00

INCOME FROM INVESTMENT OPERATIONS

NET INVESTMENT INCOME (LOSS)                                                 (.09)              (.05)

NET REALIZED AND UNREALIZED GAIN (LOSS)                                      2.22               1.82

TOTAL FROM INVESTMENT OPERATIONS                                             2.13               1.77

LESS DISTRIBUTIONS

FROM NET REALIZED GAIN                                                       (.05)                --

NET ASSET VALUE, END OF PERIOD                                            $ 13.85             $11.77

TOTAL RETURN(B),(C)                                                         18.18%             17.70%

NET ASSETS, END OF PERIOD (000 OMITTED)                                   $20,926             $9,721

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                      2.16%              2.50%(A),(E)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS             2.14%(F)           2.50%(A)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                  (.73)%             (.64)%(A)

PORTFOLIO TURNOVER                                                             93%                59%(A)

AVERAGE COMMISSION RATE(G)                                                $   .0412             $.0306


LARGE CAP - CLASS C

SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                                      1997(I)

NET ASSET VALUE, BEGINNING OF PERIOD                                      $13.97

INCOME FROM INVESTMENT OPERATIONS

NET INVESTMENT INCOME (LOSS)                                                (.01)

NET REALIZED AND UNREALIZED GAIN (LOSS)                                      .02

TOTAL FROM INVESTMENT OPERATIONS                                             .01

NET ASSET VALUE, END OF PERIOD                                            $13.98

TOTAL RETURN(B),(C)                                                          0.07%

NET ASSETS, END OF PERIOD (000 OMITTED)                                   $   41

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     2.50% (A),(E)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS            2.35% (A),(F)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS                 (.62)%(A)

PORTFOLIO TURNOVER                                                            93%

AVERAGE COMMISSION RATE(G)                                                $.0412

(A) ANNUALIZED.

(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.

(G) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

(H) FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.


GROWTH & INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                      1997 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                   $    10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     2.46

 TOTAL FROM INVESTMENT OPERATIONS                            2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.03)

NET ASSET VALUE, END OF PERIOD                         $    12.47

TOTAL RETURN (B),(C)                                            25.04%

NET ASSETS, END OF PERIOD (000 OMITTED)                   $ 6,977

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.50% (A), (E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          .34% (A)

PORTFOLIO TURNOVER                                             82% (A)

AVERAGE COMMISSION RATE (F)                               $   .0345


GROWTH & INCOME - CLASS T

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                      1997 (H)

NET ASSET VALUE, BEGINNING OF PERIOD                      $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                        .03

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     2.45

 TOTAL FROM INVESTMENT OPERATIONS                            2.48

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.02)

NET ASSET VALUE, END OF PERIOD                            $ 12.46

TOTAL RETURN (B), (C)                                           24.83%

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 133,468

RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.59% (A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          .24% (A)

PORTFOLIO TURNOVER                                             82% (A)

AVERAGE COMMISSION RATE (F)                                 $ .0345

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.
(H) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

GROWTH & INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                            1997 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)                                     (.04)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                          2.46

 TOTAL FROM INVESTMENT OPERATIONS                                 2.42

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                       (.01)

NET ASSET VALUE, END OF PERIOD                                 $ 12.41

TOTAL RETURN (B) ,(C)                                                24.22%

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 28,825

RATIO OF EXPENSES TO AVERAGE NET ASSETS                           2.25% (A), (E)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS       (.42)% (A)

PORTFOLIO TURNOVER                                                  82% (A)

AVERAGE COMMISSION RATE (F)                                      $ .0345

GROWTH & INCOME - CLASS C

SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                            1997 (H)

NET ASSET VALUE, BEGINNING OF PERIOD                            $ 12.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .23

 TOTAL FROM INVESTMENT OPERATIONS                                   .23

NET ASSET VALUE, END OF PERIOD                                  $ 12.45

TOTAL RETURN (B), (C)                                              1.88%

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 391

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            2.24% (A),(E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .19% (A)

PORTFOLIO TURNOVER                                                   82% (A)

AVERAGE COMMISSION RATE (F)                                       $ .0345

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(G) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.
(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.



EQUITY INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (E)

YEARS ENDED NOVEMBER 30                                               1997           1996 (I)

NET ASSET VALUE, BEGINNING OF PERIOD                               $  22.78          $ 20.38

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                  .23              .06

 NET REALIZED AND UNREALIZED GAIN (LOSS)                               4.61             2.44

 TOTAL FROM INVESTMENT OPERATIONS                                      4.84             2.50

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                            (.34)            (.10)

 FROM NET REALIZED GAIN                                                (.59)            --

 TOTAL DISTRIBUTIONS                                                   (.93)            (.10)

NET ASSET VALUE, END OF PERIOD                                      $ 26.69          $ 22.78

TOTAL RETURN (B), (C)                                                 22.05%           12.31%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 25,659          $ 3,306

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.26% (F)        1.46% (A), (D), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS       1.25% (G)        1.44% (A), (G)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                    .93%            1.27% (A)

PORTFOLIO TURNOVER                                                       55%              78%

AVERAGE COMMISSION RATE (H)                                           $ .0430          $ .0424



EQUITY INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                              1997         1996         1995      1994        1993      1992 (J)

NET ASSET VALUE, BEGINNING OF PERIOD                $ 22.83      $ 19.95      $ 15.96   $ 14.86     $ 12.86   $ 12.37

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                  .26 (E)      .30 (E)      .31       .28 (E)     .33       .13

 NET REALIZED AND UNREALIZED GAIN (LOSS)               4.62         3.35         4.26      1.03        1.97       .47

 TOTAL FROM INVESTMENT OPERATIONS                      4.88         3.65         4.57      1.31        2.30       .60

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                            (.27)        (.31)        (.30)     (.21)       (.30)     (.11)

 FROM NET REALIZED GAIN                                (.59)        (.46)        (.28)     --          --        --

 TOTAL DISTRIBUTIONS                                   (.86)        (.77)        (.58)     (.21)       (.30)     (.11)

NET ASSET VALUE, END OF PERIOD                      $ 26.85      $ 22.83      $ 19.95   $ 15.96     $ 14.86   $ 12.86

TOTAL RETURN (B), (C)                                 22.12%       18.89%       29.46%     8.84%      18.03%     4.88%

NET ASSETS, END OF PERIOD (000 OMITTED)         $ 2,190,070  $ 1,672,994    $ 880,054 $ 179,501    $ 42,326   $ 1,462

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.23%        1.27%        1.48%     1.67%       1.77%     1.55% (A)

RATIO OF EXPENSES TO AVERAGE                           1.21% (G)    1.26% (G)    1.47% (G) 1.64% (G)   1.77%     1.55% (A)
NET ASSETS AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO                      1.05%        1.45%        1.78%     1.69%       2.02%     3.39% (A)
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                       55%          78%          80%       140%        120%      51%

AVERAGE COMMISSION RATE(H)                          $ .0430      $ .0424

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
(E) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(I) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(J) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.


EQUITY INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                 1997         1996     1995        1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 22.73      $ 19.90   $ 15.94     $ 15.21

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                  .13(D)        .19(D)    .26        .08(D)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                4.61         3.33      4.23        .72

 TOTAL FROM INVESTMENT OPERATIONS                       4.74         3.52      4.49        .80

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.15)        (.23)     (.25)       (.07)

 FROM NET REALIZED GAIN                                 (.59)        (.46)     (.28)       --

TOTAL DISTRIBUTIONS                                     (.74)        (.69)     (.53)       (.07)

NET ASSET VALUE, END OF PERIOD                        $ 26.73        $ 22.73   $ 19.90   $ 15.94

TOTAL RETURN(B),(C)                                     21.52%       18.22%    28.95%      5.25%

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 682,308    $ 500,447 $ 270,101   $ 35,373

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.74%(F)     1.81%     1.85%       2.24%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.73%(G)     1.79%(G)  1.84%(G)    2.18%(A),(G)
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .53%         .92%      1.41%       1.15%(A)

PORTFOLIO TURNOVER                                      55%          78%       80%         140%

AVERAGE COMMISSION RATE(H)                            $ .0430      $ .0424



EQUITY INCOME - CLASS C
SELECTED PER-SHARE DATA AND RATIOS(D)

YEAR ENDED NOVEMBER 30                                              1997(I)

NET ASSET VALUE, BEGINNING OF PERIOD                              $ 26.65

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                              .02

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            .17

 TOTAL FROM INVESTMENT OPERATIONS                                   .19

NET ASSET VALUE, END OF PERIOD                                  $ 26.84

TOTAL RETURN (B),(C)                                                .71%

NET ASSETS, END OF PERIOD (000 OMITTED)                           $ 684

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.85%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.81%(A,(G)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                1.24%(A)

PORTFOLIO TURNOVER                                                  55%

AVERAGE COMMISSION RATE(H)                                          $ .0430

(A) ANNUALIZED
(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(I) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.


BALANCED - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (H)

YEARS ENDED OCTOBER 31                                               1997      1996(D)

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 16.04   $ 15.22

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                 .48       .08

 NET REALIZED AND UNREALIZED GAIN (LOSS)                              2.83       .88

 TOTAL FROM INVESTMENT OPERATIONS                                     3.31       .96

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                           (.49)     (.14)

 FROM NET REALIZED GAIN                                               (.11)     --

 TOTAL DISTRIBUTIONS                                                  (.60)     (.14)

NET ASSET VALUE, END OF PERIOD                                     $ 18.75   $ 16.04

TOTAL RETURN (B), (C)                                                20.99%     6.34%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 7,565   $ 1,181

RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.41%(E)  1.50% (A), (E)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.40%(F)  1.49% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  2.68%     3.07% (A)

PORTFOLIO TURNOVER                                                      70%      223%

AVERAGE COMMISSION RATE (G)                                        $ .0435   $ .0106



BALANCED - CLASS T

SELECTED PER-SHARE DATA
AND RATIOS

YEARS ENDED OCTOBER 31           1997      1996      1995      1994      1993      1992      1991      1990      1989      1988

NET ASSET VALUE,              $ 16.07   $ 15.30   $ 14.67   $ 15.91   $ 14.41   $ 14.13   $ 10.41   $ 12.77   $ 11.07   $ 9.44
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .53(H)    .51(H)    .59       .38       .48       .50       .51       .56     1.01I      .62

 NET REALIZED AND                2.84       .88       .54      (.79)     2.18      .85       3.74     (1.34)     1.27     1.56
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT           3.37      1.39      1.13      (.41)     2.66      1.35      4.25      (.78)     2.28     2.18
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT             (.54)     (.59)     (.50)     (.28)     (.56)     (.46)     (.53)    (1.06)     (.58)    (.55)
 INCOME

 IN EXCESS OF NET                --        --        --        (.02)     --        --        --        --        --        --
 INVESTMENT INCOME

 FROM NET REALIZED GAIN          (.11)     (.03)     --        (.49)     (.60)     (.61)     --        (.52)     --        --

 RETURN OF CAPITAL               --        --        --        (.04)     --        --        --        --        --        --


 TOTAL DISTRIBUTIONS             (.65)     (.62)     (.50)     (.83)    (1.16)    (1.07)     (.53)    (1.58)     (.58)    (.55)

NET ASSET VALUE,              $ 18.79   $ 16.07   $ 15.30   $ 14.67   $ 15.91   $ 14.41   $ 14.13   $ 10.41   $ 12.77   $ 11.07
END OF PERIOD

TOTAL RETURN (B), (C)          21.36%     9.30%     7.85%    (2.69)%   19.66%    10.27%    41.73%    (7.15)%   21.15%   23.66%

NET ASSETS,                   $ 2,901   $ 2,993   $ 3,441   $ 3,129   $ 1,654   $ 398       $ 136      $ 61      $ 46   $ 36
END OF PERIOD (IN MILLIONS)

RATIO OF EXPENSES                1.17%     1.26%     1.47%     1.59%     1.52%     1.60%     1.71%     1.85%     1.91%    2.06%
TO AVERAGE NET ASSETS

RATIO OF EXPENSES TO             1.17%     1.25%(F)  1.46%(F)  1.58%(F)  1.51%(F) 1.60%      1.71%     1.85%     1.91%    2.06%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT          2.98%     3.32%     3.99%     3.79%     3.24%     3.97%     4.19%     5.29%     8.80%    5.83%
INCOME TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 70%      223%      297%      202%      200%      389%      220%      297%      151%     204%

AVERAGE COMMISSION RATE (G)     $ .0435   $ .0106

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(G) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(H) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(I) NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.26 PER SHARE.

BALANCED - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(G)

YEAR ENDED OCTOBER 31                                              1997(C)

NET ASSET VALUE, BEGINNING OF PERIOD                             $ 16.36

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                             .29

 NET REALIZED AND UNREALIZED GAIN (LOSS)                           2.38

 TOTAL FROM INVESTMENT OPERATIONS                                  2.67

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                        (.32)

NET ASSET VALUE, END OF PERIOD                                   $ 18.71

TOTAL RETURN(B),(D)                                                16.40%

NET ASSETS, END OF PERIOD (000 OMITTED)                          $ 15,958

RATIO OF EXPENSES TO AVERAGE NET ASSETS                            2.12%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS   2.11%(A),(E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS               1.88%(A)

PORTFOLIO TURNOVER                                                 70%

AVERAGE COMMISSION RATE(F)                                       $ .0435



(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.
(D) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(E) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(F) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(G) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

HIGH YIELD - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEARS ENDED OCTOBER 31                                               1997        1996 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 12.300     $ 12.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                1.058         .163

 NET REALIZED AND UNREALIZED GAIN (LOSS)                               .710         .267

 TOTAL FROM INVESTMENT OPERATIONS                                     1.768         .430

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (1.078)       (.140)

 FROM NET REALIZED GAIN                                               (.060)         --

 TOTAL DISTRIBUTIONS                                                 (1.138)       (.140)

NET ASSET VALUE, END OF PERIOD                                     $ 12.930     $ 12.300

TOTAL RETURN (B), (C)                                                15.18%        3.58%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 44,236     $  3,860

RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.15%        1.25% (A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS      1.14% (H)    1.25% (A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  8.58%        9.06% (A)

PORTFOLIO TURNOVER                                                     105%         121%

AVERAGE COMMISSION RATE (G)                                          $  .0431   $   .0388



HIGH YIELD - CLASS T

SELECTED PER-SHARE DATA
AND RATIOS

YEARS ENDED OCTOBER 31           1997              1996              1995         1994       1993        1992          1991


NET ASSET VALUE,                $    12.310       $    11.910       $    11.220    $  12.010   $  11.070   $  10.120     $  8.150
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                1.086 (D)         1.105 (D)          .930 (D)     .848        .980       1.146        1.115

 NET REALIZED AND                      .686              .364              .680        (.537)      1.153        .975        1.948
UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT                1.772             1.469             1.610         .311       2.133       2.121        3.063
OPERATIONS

LESS DISTRIBUTIONS
FROM NET INVESTMENT                  (1.082)           (1.069)            (.920)       (.851)      (.963)     (1.171)      (1.093)
INCOME

 FROM NET REALIZED GAIN               (.060)              --                --         (.250)      (.230)      --            --

 TOTAL DISTRIBUTIONS                 (1.142)           (1.069)            (.920)      (1.101)     (1.193)     (1.171)      (1.093)

NET ASSET VALUE,                   $ 12.940  $         12.310       $    11.910    $  11.220   $  12.010   $  11.070     $ 10.120
END OF PERIOD

TOTAL RETURN(B),(C)                  15.21%            12.92%            15.05%        2.64%      20.47%      21.96%       39.67%

NET ASSETS, END OF              $ 2,208,172       $ 1,709,294       $ 1,200,495    $ 679,623   $ 485,559   $ 136,316     $ 38,681
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                   1.09%             1.12%             1.15%        1.20%       1.11%      1.10% (F)    1.10%(F)
AVERAGE NET ASSETS

RATIO OF EXPENSES                      1.08%(H)          1.11% (H)         1.15%        1.20%       1.11%      1.10%        1.10%
TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT                8.72%             9.20%             8.32%        6.92%       8.09%      9.95%       12.20%
INCOME TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                      105%              121%              112%         118%         79%       100%         103%

AVERAGE COMMISSION RATE(G)      $     .0431       $     .0388





HIGH YIELD - CLASS T

SELECTED PER-SHARE DATA
AND RATIOS




YEARS ENDED OCTOBER 31             1990                                      1989           1988


NET ASSET VALUE,                  $   8.970                                  $ 9.860        $  9.090
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                1.144                                    1.237           1.165

 NET REALIZED AND                     (.820)                                   (.890)           .770
UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT                 .324                                     .347           1.935
OPERATIONS

LESS DISTRIBUTIONS
FROM NET INVESTMENT                  (1.144)                                  (1.237)         (1.165)
INCOME

 FROM NET REALIZED GAIN                  --                                     --              --

 TOTAL DISTRIBUTIONS                 (1.144)                                  (1.237)         (1.165)

NET ASSET VALUE,                  $   8.150                                  $ 8.970        $  9.860
END OF PERIOD

TOTAL RETURN (B),(C)                  3.58%                                    3.34%          22.14%

NET ASSETS, END OF                $ 15,1300                                 $ 13,315        $ 11,900
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO                  1.10% (F)                                1.10% (F)       1.10%
AVERAGE NET ASSETS

RATIO OF EXPENSES                     1.10%                                    1.10%           1.10%
TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT              12.72%                                   12.98%          11.86%
INCOME TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                      90%                                     131%            135%

AVERAGE COMMISSION RATE(G)

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(H) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

HIGH YIELD - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                              1997            1996           1995          1994(D)

NET ASSET VALUE, BEGINNING OF PERIOD             $  12.280        $ 11.890       $ 11.210       $ 11.300

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                .998(C)        1.017(C)        .794(C)        .223

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .674            .361           .721         (.118)

 TOTAL FROM INVESTMENT OPERATIONS                    1.672           1.378          1.515           .105

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                        (1.002)          (.988)         (.835)         (.195)

 FROM NET REALIZED GAIN                             (.060)              --             --             --

 TOTAL DISTRIBUTIONS                               (1.062)          (.988)         (.835)         (.195)

NET ASSET VALUE, END OF PERIOD                    $ 12.890        $ 12.280       $ 11.890       $ 11.210

TOTAL RETURN(B)                                     14.34%          12.10%         14.12%          0.93%

NET ASSETS, END OF PERIOD  000 OMITTED            $593,358        $344,328       $155,730       $ 16,959

RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.74%           1.79%          2.01%          2.20%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.74%           1.79%          2.01%          2.20%(A)
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO                    8.04%           8.52%          7.46%          5.92%(A)
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                    105%            121%           112%           118%

AVERAGE COMMISSION RATE(E)                        $  .0431        $  .0388

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(D) FOR THE PERIOD JUNE 30, 1994 COMMENCEMENT OF SALE OF CLASS B SHARES TO OCTOBER 31, 1994.
(E) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


STRATEGIC INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(D)

YEARS ENDED DECEMBER 31                              1997              1996 E

NET ASSET VALUE, BEGINNING OF PERIOD               $ 11.250          $ 11.010

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                 .802              .267

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .198              .493

 TOTAL FROM INVESTMENT OPERATIONS                     1.000              .760

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                          (.790)            (.280)

 FROM NET REALIZED GAIN                              (.370)            (.240)

 TOTAL DISTRIBUTIONS                                (1.160)            (.520)

NET ASSET VALUE, END OF PERIOD                     $ 11.090          $ 11.250

TOTAL RETURN(B),(C)                                    9.24%             6.95%

NET ASSETS, END OF PERIOD (000 OMITTED)            $  3,379          $    587

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.25%(F)           1.25%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.24%(G)           1.25%(A)
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE             7.16%              7.32%(A)
NET ASSETS

PORTFOLIO TURNOVER                                     140%              119%


STRATEGIC INCOME -  CLASS T

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED DECEMBER 31                                              1997           1996           1995           1994(H)

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.250       $ 11.000       $  9.920        $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                 .814(D)        .813(D)        .885            .064(D)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                               .194           .542          1.231          (.046)

 TOTAL FROM INVESTMENT OPERATIONS                                     1.008          1.355          2.116            .018

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.798)         (.805)         (.806)          (.098)

 FROM NET REALIZED GAIN                                              (.370)         (.300)         (.230)              --

 TOTAL DISTRIBUTIONS                                                (1.168)        (1.105)        (1.036)           (.098)

NET ASSET VALUE, END OF PERIOD                                     $ 11.090       $ 11.250       $ 11.000        $  9.920

TOTAL RETURN(B),(C)                                                    9.33%         12.89%         22.02%            .17%

NET ASSETS, END OF PERIOD (000 OMITTED)                            $119,204       $ 99,327       $ 52,626        $ 10,687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.20%          1.23%          1.35%(F)        1.35%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                                              1.19%(G)       1.22%(G)       1.35%           1.35%(A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  7.21%          7.34%          7.28%           5.80%(A)

PORTFOLIO TURNOVER                                                     140%           119%           193%            104%(A)

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.


STRATEGIC INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED DECEMBER 31                                                1997           1996            1995            1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.260       $ 11.010        $  9.910          $10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                   .740(D)        .743(D)         .820             .072(D)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                 .194           .538           1.237           (.078)

 TOTAL FROM INVESTMENT OPERATIONS                                        .934          1.281           2.057           (.006)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                            (.724)         (.731)          (.727)           (.084)

 FROM NET REALIZED GAIN                                                (.370)         (.300)          (.230)               --

 TOTAL DISTRIBUTIONS                                                  (1.094)        (1.031)          (.957)           (.084)

NET ASSET VALUE, END OF PERIOD                                       $ 11.100       $ 11.260        $ 11.010          $ 9.910

TOTAL RETURN(B),(C)                                                     8.60%         12.14%          21.35%           (.06)%

NET ASSETS, END OF PERIOD (000 OMITTED)                              $ 54,562       $ 37,403        $ 26,654          $ 9,379

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                 1.86%          1.88%           2.10%(F)         2.10%(A),(F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS        1.85%(G)       1.87%(G)        2.10%            2.10%(A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                    6.55%          6.69%           6.53%            5.06%(A)

PORTFOLIO TURNOVER                                                       140%           119%            193%             104%(A)


STRATEGIC INCOME - CLASS C

SELECTED PER-SHARE DATA AND RATIO(D)

YEAR ENDED DECEMBER 31                                       1997(H)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.400

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .105

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .037

 TOTAL FROM INVESTMENT OPERATIONS                              .142

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.152)

 FROM NET REALIZED GAIN                                      (.310)

 TOTAL DISTRIBUTIONS                                         (.462)

NET ASSET VALUE, END OF PERIOD                              $11.080

TOTAL RETURN(B),(C)                                           1.27%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $   659

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       2.10%(A),(F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          6.30%(A)

PORTFOLIO TURNOVER                                             140%

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO DECEMBER 31, 1997.


MORTGAGE SECURITIES - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(F)

YEARS ENDED                                                  1997(H)           1997(E)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.050           $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .170              .268

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .048              .224

 TOTAL FROM INVESTMENT OPERATIONS                              .218              .492

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.168)            (.272)

 FROM NET REALIZED GAIN                                      (.080)                --

 TOTAL DISTRIBUTIONS                                         (.248)            (.272)

NET ASSET VALUE, END OF PERIOD                              $11.020           $11.050

TOTAL RETURN(B), (C)                                          2.00%             4.61%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 1,648           $ 1,586

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        .90%(A), (D)      .90%(A), (D)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          6.18%(A)          6.09%(A)

PORTFOLIO TURNOVER                                             125%(A)           149%


MORTGAGE SECURITIES - CLASS T

SELECTED PER-SHARE DATA AND RATIOS(F)

YEARS ENDED                                                  1997(H)           1997(G)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.050           $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .167              .255

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .048              .233

 TOTAL FROM INVESTMENT OPERATIONS                              .215              .488

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.165)            (.268)

 FROM NET REALIZED GAIN                                      (.080)                --

 TOTAL DISTRIBUTIONS                                         (.245)            (.268)

NET ASSET VALUE, END OF PERIOD                              $11.020           $11.050

TOTAL RETURN(B), (C)                                          1.98%             4.57%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $14,649           $12,193

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.00%(A), (D)     1.00%(A), (D)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          6.10%(A)          5.99%(A)

PORTFOLIO TURNOVER                                             125%(A)           149%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
(F) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(G) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
(H) THREE MONTHS ENDED OCTOBER 31, 1997.


MORTGAGE SECURITIES - CLASS B

SELECTED PER-SHARE DATA AND RATIOS(F)

YEARS ENDED                                                  1997(G)           1997(D)

NET ASSET VALUE, BEGINNING OF PERIOD                        $11.040           $10.830

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .142              .234

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .065              .214

 TOTAL FROM INVESTMENT OPERATIONS                              .207              .448

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.147)            (.238)

 FROM NET REALIZED GAIN                                      (.080)                --

 TOTAL DISTRIBUTIONS                                         (.227)            (.238)

NET ASSET VALUE, END OF PERIOD                              $11.020           $11.040

TOTAL RETURN(B), (C)                                          1.90%             4.20%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 1,587           $   823

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.65%(A), (E)     1.65%(A), (E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          5.32%(A)          5.34%(A)

PORTFOLIO TURNOVER                                             125%(A)           149%

(A) ANNUALIZED
(B) THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(G) THREE MONTHS ENDED OCTOBER 31, 1997.

GOVERNMENT INVESTMENT - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEARS ENDED OCTOBER 31                                        1997             1996 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                         $9.490           $ 9.250

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .552              .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .187              .241

 TOTAL FROM INVESTMENT OPERATIONS                              .739              .331

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.559)            (.091)

NET ASSET VALUE, END OF PERIOD                               $9.670           $ 9.490

TOTAL RETURN (B), (C)                                         8.09%             3.58%

NET ASSETS, END OF PERIOD (000 OMITTED)                      $1,582           $   223

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        .90% (F)          .90% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          5.98%             6.28% (A)

PORTFOLIO TURNOVER                                             136%              153%


GOVERNMENT INVESTMENT - CLASS T

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                              1997              1996             1995             1994              1993
NET ASSET VALUE,                                 $  9.490          $  9.670         $  8.960          $ 10.140          $ 9.730
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                               .558 (D)          .586 (D)         .594              .515             .567

 NET REALIZED AND UNREALIZED GAIN (LOSS)             .171            (.180)             .701           (1.031)             .601

 TOTAL FROM INVESTMENT OPERATIONS                    .729              .406            1.295            (.516)            1.168

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                        (.549)            (.586)           (.585)            (.504)           (.558)

 FROM NET REALIZED GAIN                                --                --               --            (.130)           (.200)

 IN EXCESS OF NET REALIZED GAIN                        --                --               --            (.030)               --

 TOTAL DISTRIBUTIONS                               (.549)            (.586)           (.585)            (.664)           (.758)

NET ASSET VALUE, END OF PERIOD                   $  9.670          $  9.490         $  9.670          $  8.960          $10.140

TOTAL RETURN (B), (C)                                7.97%             4.38%           14.91%           (5.27)%           12.53%

NET ASSETS, END OF  PERIOD (000 OMITTED)         $144,948          $217,883         $208,620          $114,453          $69,876

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.00% (F)         1.00%             .89% (F)          .74% (F)         .68% (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                            1.00%              .99% (G)         .89%              .74%             .68%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                  5.88%             6.19%            6.34%             6.18%            6.11%

PORTFOLIO TURNOVER                                   136%              153%             261%              313%             333%


YEARS ENDED OCTOBER 31                              1992             1991              1990              1989             1988
NET ASSET VALUE,                                 $  9.590          $  9.150         $  9.310          $  9.260          $ 9.200
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                               .666              .700             .735              .773             .769

 NET REALIZED AND UNREALIZED GAIN (LOSS)             .125              .419           (.160)              .050             .060

 TOTAL FROM INVESTMENT OPERATIONS                    .791             1.119             .575              .823             .829

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                        (.651)            (.679)           (.735)            (.773)           (.769)

 FROM NET REALIZED GAIN                                --                --               --                --               --

 IN EXCESS OF NET REALIZED GAIN                        --                --               --                --               --

 TOTAL DISTRIBUTIONS                               (.651)            (.679)           (.735)            (.773)           (.769)

NET ASSET VALUE, END OF PERIOD                   $  9.730          $  9.590         $  9.150          $  9.310          $ 9.260

TOTAL RETURN (B), (C)                               8.49%            12.65%            6.48%             9.37%            9.34%

NET ASSETS, END OF  PERIOD (000 OMITTED)         $ 23,281          $ 13,058         $  9,822           $ 8,203          $ 6,590

RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.10% (F)         1.10% (F)        1.10% (F)         1.10% (F)        1.10% (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                            1.10%             1.10%            1.10%             1.10%            1.10%

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                  6.98%             7.47%            8.04%             8.45%            8.30%

PORTFOLIO TURNOVER                                   315%               54%              31%               42%              44%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
    ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
    THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
    PORTION OF THE CLASS' EXPENSES.

GOVERNMENT INVESTMENT - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                                    1997          1996          1995         1994(E)

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.490       $ 9.670       $ 8.950       $9.100

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                     .494(D)       .520(D)       .542         .144

 NET REALIZED AND UNREALIZED GAIN (LOSS)                   .166         (.177)         .693        (.137)

 TOTAL FROM INVESTMENT OPERATIONS                          .660          .343         1.235         .007

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                               (.490)        (.523)        (.515)       (.157)

NET ASSET VALUE, END OF PERIOD                          $ 9.660       $ 9.490       $ 9.670       $8.950

TOTAL RETURN(B),(C)                                        7.20%         3.69%        14.19%        0.10%

NET ASSETS, END OF PERIOD (000 OMITTED)                 $18,782       $17,355       $11,766       $2,062

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.65%(F)      1.67%(F)      1.65%(F)     1.70%(A),(F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.24%         5.51%         5.58%        5.22%(A)

PORTFOLIO TURNOVER                                          136%          153%          261%         313%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
    NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT,
    THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

INTERMEDIATE BOND - CLASS A

SELECTED PER-SHARE DATA AND RATIOS(G)

YEARS ENDED NOVEMBER 30                                       1997             1996(F)

NET ASSET VALUE, BEGINNING OF PERIOD                        $10.590           $10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                         .615              .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                     (.023)              .235(I)

 TOTAL FROM INVESTMENT OPERATIONS                              .592              .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                  (.622)            (.154)

NET ASSET VALUE, END OF PERIOD                              $10.560           $10.590

TOTAL RETURN(B), (C)                                          5.81%             3.83%

NET ASSETS, END OF PERIOD (000 OMITTED)                     $ 3,819           $   687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        .90%(E)           .90%(A), (E)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          5.93%             6.45%(A)

PORTFOLIO TURNOVER                                             138%              200%


INTERMEDIATE BOND - CLASS T

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                              1997       1996          1995           1994          1993     1992(D)

NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.610       $ 10.760       $ 10.260       $ 11.140       $10.640      $ 10.960

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                            .625(G)        .671(G)        .649           .609          .785          .170

 NET REALIZED AND UNREALIZED GAIN (LOSS)        (.058)         (.147)           .491         (.876)          .511        (.320)

 TOTAL FROM INVESTMENT OPERATIONS                 .567           .524          1.140         (.267)         1.296        (.150)

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                     (.617)         (.674)         (.640)         (.555)        (.796)        (.170)

 FROM RETURN OF CAPITAL                             --             --             --         (.058)            --            --

 TOTAL DISTRIBUTIONS                            (.617)        (.674)          (.640)         (.613)        (.796)        (.170)

NET ASSET VALUE, END OF PERIOD                $ 10.560       $ 10.610       $ 10.760       $ 10.260       $11.140      $ 10.640

TOTAL RETURN(B), (C)                             5.56%          5.10%         11.43%        (2.44)%        12.50%       (1.37)%

NET ASSETS, END OF PERIOD (000 OMITTED)       $278,869       $262,103       $228,439       $141,866       $59,184      $  2,583

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .96%           .97%           .94%(E)       1.02%(E)      1.23%          .82%(A)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                          .96%           .96%(H)        .94%          1.02%         1.23%          .82%(A)

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS                                       5.97%          6.38%          6.20%          6.04%         6.81%         7.67%(A)

PORTFOLIO TURNOVER                                138%           200%           189%            68%           59%            7%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
    EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(G) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(H) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
    FUND'S EXPENSES.
(I) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD
    DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS
    OF THE FUND.

INTERMEDIATE BOND - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                     1997             1996           1995           1994 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                      $10.590          $10.750        $10.250         $10.430

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                       .551 (D)         .597 (D)       .579            .204

 NET REALIZED AND UNREALIZED GAIN (LOSS)                   (.057)           (.153)           .483          (.178)

 TOTAL FROM INVESTMENT OPERATIONS                            .494             .444          1.062            .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                (.544)           (.604)         (.562)          (.187)

 FROM RETURN OF CAPITAL                                        --               --             --          (.019)

 TOTAL DISTRIBUTIONS                                       (.544)           (.604)         (.562)          (.206)

NET ASSET VALUE, END OF PERIOD                            $10.540          $10.590        $10.750         $10.250

TOTAL RETURN (B), (C)                                        4.83%            4.32%         10.62%            .24%

NET ASSETS, END OF PERIOD (000 OMITTED)                   $22,201          $18,972        $15,830         $ 3,156

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.65% (F)        1.66% (F)      1.70% (F)       1.65% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.27%            5.69%          5.44%           5.42% A

PORTFOLIO TURNOVER                                           138%             200%           189%             68%


INTERMEDIATE BOND - CLASS C


SELECTED PER-SHARE DATA AND RATIOS (D)

YEAR ENDED NOVEMBER 30                                                                     1997 (H)

NET ASSET VALUE, BEGINNING OF PERIOD                                                      $10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                                                       .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                                   (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                                            .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                                                (.036)

NET ASSET VALUE, END OF PERIOD                                                            $10.560

TOTAL RETURN (B), (C)                                                                        0.25%

NET ASSETS, END OF PERIOD (000 OMITTED)                                                   $   160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                                     1.75% (A), (F)

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS                            1.73% (A), (G)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                                        4.42% (A)

PORTFOLIO TURNOVER                                                                           138%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE
    NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
    CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION
    OF THE CLASS' EXPENSES.
(H) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

SHORT FIXED-INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS (D)

YEARS ENDED OCTOBER 31                                     1997          1996 (E)

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370         $ 9.290

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                     .532            .090

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.021)            .081 (G)
 TOTAL FROM INVESTMENT OPERATIONS                          .511            .171

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.571)          (.091)

NET ASSET VALUE, END OF PERIOD                          $ 9.310         $ 9.370

TOTAL RETURN, (B), (C)                                     5.64%           1.85%

NET ASSET, END OF PERIOD (000 OMITTED)                  $19,726           $ 204

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90% (F)        .90% (A), (F)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      6.00%           6.27% (A)

PORTFOLIO TURNOVER                                         105%            124%


SHORT FIXED-INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                       1997         1996         1995          1994        1993         1992         1991

NET ASSET VALUE, BEGINNING OF PERIOD      $  9.380     $  9.470     $  9.480      $ 10.090    $  9.950     $  9.870      $ 9.620

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .578 (D)     .594 (D)     .403          .479        .732         .830         .848

 NET REALIZED AND UNREALIZED GAIN (LOSS)    (.036)       (.094)         .148        (.501)        .146         .071         .270

 TOTAL FROM INVESTMENT OPERATIONS             .542         .500         .551        (.022)        .878         .901        1.118

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 (.572)       (.590)       (.407)        (.464)      (.738)       (.821)       (.868)

 IN EXCESS OF NET INVESTMENT INCOME             --           --           --        (.044)          --           --           --

 FROM RETURN OF CAPITAL                         --           --       (.154)        (.080)          --           --           --

 TOTAL DISTRIBUTIONS                        (.572)       (.590)       (.561)        (.588)      (.738)       (.821)       (.868)

NET ASSET VALUE, END OF PERIOD            $  9.350     $  9.380     $  9.470      $  9.480    $ 10.090     $  9.950      $ 9.870

TOTAL RETURN (B), (C)                        5.97%        5.45%        6.05%        (.22)%       9.13%        9.44%       12.19%

NET ASSETS, END OF PERIOD (000 OMITTED)   $351,614     $416,700     $546,546      $787,926    $654,202     $170,558      $25,244

RATIO OF EXPENSES TO AVERAGE NET ASSETS       .89%         .88%         .89%          .97%        .95%         .90% (F)     .90% (F)

RATIO OF NET INVESTMENT INCOME TO            6.19%        6.29%        6.05%         5.91%       6.77%        7.59%        8.50%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                            105%         124%         179%          108%         58%          57%         127%


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                             1990             1989           1988

NET ASSET VALUE, BEGINNING OF PERIOD            $ 9.950          $ 9.940         $10.060

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                             .868             .832            .852

 NET REALIZED AND UNREALIZED GAIN (LOSS)         (.330)             .010          (.120)

 TOTAL FROM INVESTMENT OPERATIONS                  .538             .842            .732

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.868)           (.832)          (.852)

 IN EXCESS OF NET INVESTMENT INCOME                  --               --              --

 FROM RETURN OF CAPITAL                              --               --              --

 TOTAL DISTRIBUTIONS                             (.868)           (.832)          (.852)

NET ASSET VALUE, END OF PERIOD                  $ 9.620          $ 9.950         $ 9.940

TOTAL RETURN (B), (C)                             5.59%            8.89%           7.56%

NET ASSETS, END OF PERIOD (000 OMITTED)         $13,062          $12,394         $13,433

RATIO OF EXPENSES TO AVERAGE NET ASSETS            .90% (F)         .90% (F)        .90% (F)

RATIO OF NET INVESTMENT INCOME TO                 8.86%            8.45%           8.39%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                 144%             157%            178%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

MUNICIPAL INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                                   1997             1996 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                   $11.740          $11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .583 (E)         .105 (E),(F)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .445             .109

 TOTAL FROM INVESTMENT OPERATIONS                        1.028             .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                               (.616) (F)        (.104)

 IN EXCESS OF NET INTEREST INCOME                       (.002) (H)           --

 TOTAL DISTRIBUTIONS                                    (.618)           (.104)

NET ASSET VALUE, END OF PERIOD                         $12.150          $11.740

TOTAL RETURN (B),(C)                                     9.02%            1.84%

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 3,755          $   202

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .90% (D)         .90% (A),(D)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS       4.87%            5.73% (A)

PORTFOLIO TURNOVER                                         36%              49%


MUNICIPAL INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                          1997        1996           1995       1994(I)     1993        1992         1991

NET ASSET VALUE, BEGINNING OF PERIOD         $ 11.760    $ 11.880        $ 11.220   $  12.720    $11.650     $ 11.410     $10.870

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                             .597 (E)    .677 (E), (F)   .700        .689        .710        .774        .803

 NET REALIZED AND UNREALIZED GAIN (LOSS)         .407      (.136)            .660     (1.430)       1.100        .250        .660

 TOTAL FROM INVESTMENT OPERATIONS               1.004        .541           1.360      (.741)       1.810       1.024       1.463

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                      (.612) (F)  (.661)          (.700)      (.689)      (.710)      (.774)      (.803)

 IN EXCESS OF NET INTEREST INCOME              (.002) (H)      --              --          --          --          --          --

 FROM NET REALIZED GAIN                            --          --              --      (.060)      (.030)      (.010)      (.120)

 IN EXCESS OF NET REALIZED GAIN                    --          --              --      (.010)          --          --          --

 TOTAL DISTRIBUTIONS                           (.614)      (.661)          (.700)      (.759)      (.740)      (.784)      (.923)

NET ASSET VALUE, END OF PERIOD               $ 12.150    $ 11.760        $ 11.880    $ 11.220    $ 12.720    $ 11.650     $11.410

TOTAL RETURN (B),(C)                            8.89%       4.68%          12.50%      (6.03)%     15.95%       9.21%      14.02%

NET ASSETS, END OF PERIOD (000 OMITTED)      $392,075    $480,432        $565,131    $544,422    $497,575    $156,659     $67,135

RATIO OF EXPENSES TO AVERAGE NET ASSETS          .89%        .89%            .91%        .89%        .92%        .90% (D)   .90% (D)

RATIO OF NET INTEREST INCOME TO                 5.04%       5.74%           6.06%       5.78%       5.59%       6.59%       7.08%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                36%         49%             37%         38%         27%         13%         10%


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                        1990        1989       1988

NET ASSET VALUE, BEGINNING OF PERIOD           $10.820        $10.460       $ 9.850

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                              .811           .800          .750

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .150           .410          .610

 TOTAL FROM INVESTMENT OPERATIONS                 .961          1.210         1.360

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                       (.811)         (.800)        (.750)

 IN EXCESS OF NET INTEREST INCOME                   --             --            --

 FROM NET REALIZED GAIN                         (.100)         (.050)            --

 IN EXCESS OF NET REALIZED GAIN                     --             --            --

 TOTAL DISTRIBUTIONS                            (.911)         (.850)        (.750)

NET ASSET VALUE, END OF PERIOD                 $10.870        $10.820       $10.460

TOTAL RETURN (B), (C)                            9.28%         12.05%        14.22%

NET ASSETS, END OF PERIOD (000 OMITTED)        $22,702        $ 6,669       $ 3,290

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .90% (D)       .90% (D)      .89% (D)

RATIO OF NET INTEREST INCOME TO                  7.37%          7.60%         7.33%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                                 11%            27%           19%

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(F) NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
(G) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
(H) THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
(I) EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DISTRIBUTION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. MUNICIPAL INCOME - CLASS B


MUNICIPAL INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED OCTOBER 31                                   1997           1996           1995          1994 (G)

NET ASSET VALUE, BEGINNING OF PERIOD                   $11.740        $11.860        $11.210        $11.610

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .515 (E)       .596 (E),(F)   .612           .188

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .416         (.136)           .650         (.400)

 TOTAL FROM INVESTMENT OPERATIONS                         .931           .460          1.262         (.212)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                               (.539) (F)     (.580)         (.612)         (.188)

 IN EXCESS OF NET INTEREST INCOME                       (.002) (H)         --             --             --
 TOTAL DISTRIBUTIONS                                    (.541)         (.580)         (.612)         (.188)

NET ASSET VALUE, END OF PERIOD                         $12.130        $11.740        $11.860        $11.210

TOTAL RETURN (B), (C)                                     8.15%          3.98%         11.57%         (1.86)

NET ASSETS, END OF PERIOD (000 OMITTED)                $41,024        $39,389        $32,395        $ 9,968

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.56%          1.57%          1.86% (D)      2.09% (A)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS       4.35%          5.06%          5.18%          4.58% (A)

PORTFOLIO TURNOVER                                         36%            49%            37%            38%

(A) ANNUALIZED
(B) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(C) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(F) NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
(G) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
(H) THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. INTERMEDIATE MUNICIPAL INCOME - CLASS A


INTERMEDIATE MUNICIPAL INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996(E)

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .459       .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .191       .250(G)

 TOTAL FROM INVESTMENT OPERATIONS                         .650       .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.459)     (.113)

 FROM NET REALIZED GAIN                                  (.001)        --

 TOTAL DISTRIBUTIONS                                     (.460)     (.113)

NET ASSET VALUE, END OF PERIOD                        $ 10.600   $ 10.410

TOTAL RETURN (B),(C)                                     6.42%      3.59%

NET ASSETS, END OF PERIOD (000 OMITTED)               $    442   $    103

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90%(D)    .90%(A),(D)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.37%      4.60%(A)

PORTFOLIO TURNOVER                                          18%        35%


INTERMEDIATE MUNICIPAL INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996       1995        1994(H)    1993       1992(F)

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.380   $  9.400    $ 10.460   $ 11.080   $ 11.010

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .449       .461       .451        .455       .508       .131

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .181       .030G       .980      (1.040)      .260       .070

 TOTAL FROM INVESTMENT OPERATIONS                         .630       .491      1.431       (.585)      .768       .201

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.449)     (.461)     (.451)      (.455)     (.508)     (.131)

 FROM NET REALIZED GAIN                                  (.001)        --         --          --      (.880)        --

 IN EXCESS OF NET REALIZED GAIN                             --         --         --       (.020)        --         --

 TOTAL DISTRIBUTIONS                                     (.450)     (.461)     (.451)      (.475)    (1.388)     (.131)

NET ASSET VALUE, END OF PERIOD                        $ 10.590   $ 10.410   $ 10.380    $  9.400   $ 10.460   $ 11.080

TOTAL RETURN (B), (C)                                     6.21%      4.89%     15.49%      (5.78)%     7.72%     1.37%

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 48,830   $ 56,729   $ 62,852    $ 57,382   $ 39,800   $ 1,752

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.00%(D)   1.00%(D)   .94%(D)    .90%(D)    .90%(D)  1.04%(A),(D)

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.32%      4.42%     4.56%       4.49%       4.76%     5.65%(A)

PORTFOLIO TURNOVER                                          18%        35%       53%         53%         46%       36%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(E) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(F) FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
(G) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
(H) EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DISTRIBUTION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


INTERMEDIATE MUNICIPAL INCOME - CLASS B

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996       1995       1994D

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.380   $  9.400   $  9.890

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .382       .394       .373       .155

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .181       .030F      .980      (.490)

 TOTAL FROM INVESTMENT OPERATIONS                         .563       .424      1.353      (.335)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.382)     (.394)     (.373)     (.155)

 FROM NET REALIZED GAIN                                  (.001)        --         --         --

 TOTAL DISTRIBUTIONS                                     (.383)     (.394)     (.373)     (.155)

NET ASSET VALUE, END OF PERIOD                        $ 10.590   $ 10.410   $ 10.380   $  9.400

TOTAL RETURN(B),(C)                                       5.54%      4.21%     14.60%     (3.44)%

NET ASSETS, END OF PERIOD (000 OMITTED)               $  7,917    $ 7,445   $  6,226   $  1,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65%E     1.66%E     1.68%E     1.65%A,E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        3.67%      3.76%      3.71%      3.74%A

PORTFOLIO TURNOVER                                          18%        35%        53%        53%

INTERMEDIATE MUNICIPAL INCOME - CLASS C
SELECTED PER-SHARE DATA AND RATIOS

YEAR ENDED NOVEMBER 30                                     1997G
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                      .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)                    .040

 TOTAL FROM INVESTMENT OPERATIONS                           .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                  (.027)

NET ASSET VALUE, END OF PERIOD                          $ 10.590

TOTAL RETURN(B),(C)                                         0.63%

NET ASSETS, END OF PERIOD (000 OMITTED)                 $     13

RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.75%A,E

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        3.33%A

PORTFOLIO TURNOVER                                            18%

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
(E) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(F) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
(G) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                  1997       1996D

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                      .406       .100

 NET REALIZED AND UNREALIZED GAIN (LOSS)                  .020       .110

 TOTAL FROM INVESTMENT OPERATIONS                         .426       .210

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                (.406)     (.100)

 FROM NET REALIZED GAIN                                  (.030)        --

 TOTAL DISTRIBUTIONS                                     (.436)     (.100)

NET ASSET VALUE, END OF PERIOD                        $ 10.200   $ 10.210

TOTAL RETURN(B),(C)                                       4.28%      2.09%

NET ASSETS, END OF PERIOD (000 OMITTED)               $    639   $    186

RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90%F       .90%A,F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.00%      4.06%A

PORTFOLIO TURNOVER                                          41%        62%


SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T


SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED NOVEMBER 30                                                1997       1996        1995       1994E

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.210   $ 10.240    $  9.770   $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                                    .405       .404        .430       .259

 NET REALIZED AND UNREALIZED GAIN (LOSS)                                .030       .000        .470      (.230)

 TOTAL FROM INVESTMENT OPERATIONS                                       .435       .404        .900       .029

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                              (.405)     (.404)      (.430)     (.259)

 FROM NET REALIZED GAIN                                                (.030)     (.030)         --         --

 TOTAL DISTRIBUTIONS                                                   (.435)     (.434)      (.430)     (.259)

NET ASSET VALUE, END OF PERIOD                                      $ 10.210   $ 10.210    $ 10.240   $  9.770

TOTAL RETURN(B),(C)                                                     4.37%      4.06%       9.38%       .27%

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 21,916   $ 29,887    $ 29,274   $ 16,563

RATIO OF EXPENSES TO AVERAGE NET ASSETS                                  .90%F      .90%F      .82%F       .75%A,F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS         .90%       .89%G       .82%        .75%A

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS                      3.99%      3.97%      4.25%       3.74%A

PORTFOLIO TURNOVER                                                        41%        62%        80%        111%A

(A) ANNUALIZED
(B) THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
(C) TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(D) FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
(E) FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1994.
(F) FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
(G) FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. KEY FACTS


PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD.


For Balanced, High Yield, Mortgage Securities, Government Investment, Short Fixed-Income, and Municipal Income, the fiscal year runs from November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fiscal year runs from December 1 to November 30. For Strategic Income the fiscal year end runs from January 1 to December 31. The tables below show the performance of each class of each fund over past fiscal periods. The charts in Appendix B, beginning on page , present calendar year performance for each class compared to different measures, including a competitive funds average.


EQUITY FUNDS - CLASS A



                                                         AVERAGE ANNUAL TOTAL RETURN [E]          CUMULATIVE TOTAL RETURN [E]

                                                    PAST 1 YEAR   PAST 5 YEARS  10 YEARS/   PAST 1 YEAR  PAST 5 YEARS    10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

TECHNOQUANT GROWTH - CLASS A [C]                         N/A          N/A          N/A          N/A          N/A         13.80%

TECHNOQUANT GROWTH - CLASS A (LOAD ADJ.) [A] [C]         N/A          N/A          N/A          N/A          N/A          7.26%

MID CAP - CLASS A [C]                                    22.24%       N/A          22.29%       22.24%       N/A         43.02%

MID CAP - CLASS A (LOAD ADJ.) [A] [C]                    15.21%       N/A          18.29%       15.21%       N/A         34.80%

EQUITY GROWTH - CLASS A [C]                              19.73%       18.52%       24.10%       19.73%       133.83%    766.65%

EQUITY GROWTH - CLASS A (LOAD ADJ.) [A] [C]              12.84%       17.12%       23.37%       12.84%       120.38%    716.82%

GROWTH OPPORTUNITIES - CLASS A [C]                       22.32%       20.41%       22.36%       22.32%       153.15%    652.56%

GROWTH OPPORTUNITIES - CLASS A (LOAD ADJ.) [A] [C]       15.28%       19.00%       21.64%       15.28%       138.60%    609.28%

STRATEGIC OPPORTUNITIES - CLASS A [C]                    26.87%       15.15%       15.58%       26.87%       102.41%    325.58%

STRATEGIC OPPORTUNITIES - CLASS A (LOAD ADJ.) [A] [C]    19.58%       13.79%       14.90%       19.58%        90.77%    301.11%

LARGE CAP - CLASS A [C]                                  18.82%       N/A          21.11%       18.82%       N/A         40.57%

LARGE CAP - CLASS A (LOAD ADJ.) [A] [C]                  11.99%       N/A          17.14%       11.99%       N/A         32.49%

GROWTH & INCOME - CLASS A [C]                            N/A          N/A          N/A          N/A          N/A         25.04%

GROWTH & INCOME - CLASS A (LOAD ADJ.) [A] [C]            N/A          N/A          N/A          N/A          N/A         17.85%

EQUITY INCOME - CLASS A [C]                              22.05%       19.25%       16.35%       22.05%       141.13%    354.83%

EQUITY INCOME - CLASS A (LOAD ADJ.) [A] [C]              15.03%       17.84%       15.67%       15.03%       127.27%    328.68%

BALANCED - CLASS A [B]                                   20.99%       10.67%       13.69%       20.99%        65.98%    260.84%

BALANCED - CLASS A (LOAD ADJ.) [A] [B]                   14.03%       9.36%        13.02%       14.03%        56.44%    240.09%


TAXABLE BOND FUNDS - CLASS A




                                                      AVERAGE ANNUAL TOTAL RETURN [E]            CUMULATIVE TOTAL RETURN [E]

                                                  PAST 1 YEAR   PAST 5 YEARS   10 YEARS/   PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                                                             LIFE OF FUND+                             LIFE OF FUND+

HIGH YIELD - CLASS A [B]                              15.18%       13.05%         15.19%      15.18%         84.67%        311.25%

HIGH YIELD - CLASS A (LOAD ADJ.) [A] [B]               9.71%       11.96%         14.63%       9.71%         75.89%        291.72%

STRATEGIC INCOME - CLASS A [D]                         9.24%       N/A            13.81%       9.24%         N/A            50.64%

STRATEGIC INCOME - CLASS A (LOAD ADJ.) [A] [D]         4.05%       N/A            12.08%       4.05%         N/A            43.48%

MORTGAGE SECURITIES - CLASS A [B]                      8.74%        8.03%          9.01%       8.74%         47.12%        136.92%

MORTGAGE SECURITIES - CLASS A (LOAD ADJ.) [A] [B]      3.57%        6.98%          8.48%       3.57%         40.13%        125.67%

GOVERNMENT INVESTMENT - CLASS A [B]                    8.09%        6.69%          7.96%       8.09%         38.22%        115.08%

GOVERNMENT INVESTMENT - CLASS A (LOAD ADJ.) [A] [B]    2.95%        5.65%          7.44%       2.95%         31.66%        104.86%

INTERMEDIATE BOND - CLASS A [C]                        5.81%        6.31%          8.09%       5.81%         35.77%        117.76%

INTERMEDIATE BOND - CLASS A (LOAD ADJ.) [A] [C]        1.84%        5.50%          7.68%       1.84%         30.67%        109.60%

SHORT FIXED-INCOME - CLASS A [B]                       5.64%        5.14%          6.91%       5.64%         28.50%         95.13%

SHORT FIXED-INCOME - CLASS A (LOAD ADJ.) [A] [B]       4.05%        4.83%          6.75%       4.05%         26.57%         92.20%




MUNICIPAL FUNDS - CLASS A

                                                           AVERAGE ANNUAL TOTAL RETURN [E]         CUMULATIVE TOTAL RETURN [E]

                                                      PAST 1 YEAR  PAST 5 YEARS  10 YEARS/   PAST 1 YEAR  PAST 5 YEARS   10 YEARS/
                                                                               LIFE OF FUND+                           LIFE OF FUND+

MUNICIPAL INCOME- CLASS A [B]                                9.02%     6.90%       9.29%       9.02%         39.63%      143.16%

MUNICIPAL INCOME- CLASS A(LOAD ADJ.) [A] [B]                 3.84%     5.87%       8.76%       3.84%         32.99%      131.61%

INTERMEDIATE MUNICIPAL INCOME - CLASS A [C]                  6.42%     5.53%       6.70%       6.42%         30.87%       91.25%

INTERMEDIATE MUNICIPAL INCOME - CLASS A (LOAD ADJ.) [A] [C]  2.43%     4.72%       6.29%       2.43%         25.96%       84.08%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A [C]            4.28%     N/A         4.81%       4.28%          N/A         19.03%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A                2.72%     N/A         4.38%       2.72%          N/A         17.25%
(LOAD ADJ.) [A] [C]


EQUITY FUNDS - CLASS T




                                                   AVERAGE ANNUAL TOTAL RETURN  [E]             CUMULATIVE TOTAL RETURN [E]


                                                  PAST 1 YEAR   PAST 5 YEARS   10 YEARS/    PAST 1 YEAR   PAST 5 YEARS   10 YEARS/
                                                                             LIFE OF FUND+                             LIFE OF FUND+


TECHNOQUANT GROWTH - CLASS T [C]                        N/A          N/A          N/A           N/A            N/A         13.60%

TECHNOQUANT GROWTH - CLASS T (LOAD ADJ.) [A] [C]        N/A          N/A          N/A           N/A            N/A          9.62%

MID CAP - CLASS T [C]                                  22.35%        N/A         22.35%        22.35%          N/A         43.15%

MID CAP - CLASS T (LOAD ADJ.) [A] [C]                  18.07%        N/A         19.93%        18.07%          N/A         38.14%

EQUITY GROWTH - CLASS T [C]                            19.81%       18.54%       24.11%        19.81%         134.04%     767.43%

EQUITY GROWTH - CLASS T (LOAD ADJ.) [A] [C]            15.62%       17.70%       23.67%        15.62%         125.84%     737.07%

GROWTH OPPORTUNITIES - CLASS T [C]                     22.13%       20.39%       22.35%        22.13%         152.90%     651.81%

GROWTH OPPORTUNITIES - CLASS T (LOAD ADJ.) [A] [C]     17.86%       19.54%       21.92%        17.86%         144.05%     625.50%

STRATEGIC OPPORTUNITIES - CLASS T [C]                  27.00%       15.18%       15.60%        27.00%         102.70%     326.19%

STRATEGIC OPPORTUNITIES - CLASS T (LOAD ADJ.) [A] [C]  22.56%       14.36%       15.19%        22.56%          95.61%     311.27%

LARGE CAP - CLASS T [C]                                18.89%        N/A         21.09%        18.89%          N/A         40.53%

LARGE CAP - CLASS T (LOAD ADJ.) [A] [C]                14.73%        N/A         18.69%        14.73%          N/A         35.61%

GROWTH & INCOME - CLASS T [C]                           N/A          N/A          N/A           N/A            N/A         24.83%

GROWTH & INCOME - CLASS T (LOAD ADJ.) [A] [C]           N/A          N/A          N/A           N/A            N/A         20.46%

EQUITY INCOME - CLASS T [C]                            22.12%       19.28%       16.37%        22.12%         141.45%     355.43%

EQUITY INCOME - CLASS T (LOAD ADJ.) [A] [C]            17.84%       18.43%       15.96%        17.84%         133.00%     339.49%

BALANCED - CLASS T [B]                                 21.36%       10.75%       13.73%        21.36%          66.59%     262.16%

BALANCED - CLASS T (LOAD ADJ.) [A] [B]                 17.11%       9.96%        13.33%        17.11%          60.76%     249.48%




TAXABLE BOND FUNDS - CLASS T


                                                       AVERAGE ANNUAL TOTAL RETURN  [E]           CUMULATIVE TOTAL RETURN [E]


                                                 PAST 1 YEAR   PAST 5 YEARS    10 YEARS/    PAST 1 YEAR   PAST 5 YEARS   10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

HIGH YIELD - CLASS T [B]                             15.21%       13.10%         15.21%       15.21%         85.08%       312.17%

HIGH YIELD - CLASS T (LOAD ADJ.) [A] [B]             11.18%       12.30%         14.80%       11.18%         78.60%       297.75%

STRATEGIC INCOME - CLASS T [D]                        9.33%         N/A          13.87%        9.33%           N/A        50.86%

STRATEGIC INCOME - CLASS T (LOAD ADJ.) [A] [D]        5.50%         N/A          12.59%        5.50%           N/A        45.58%

MORTGAGE SECURITIES - CLASS T [B]                     8.67%        8.01%          9.00%        8.67%         47.03%      136.78%

MORTGAGE SECURITIES - CLASS T (LOAD ADJ.) [A] [B]     4.87%        7.25%          8.61%        4.87%         41.89%      128.50%

GOVERNMENT INVESTMENT - CLASS T [B]                   7.97%        6.66%          7.95%        7.97%         38.06%      114.82%

GOVERNMENT INVESTMENT - CLASS T (LOAD ADJ.) [A] [B]   4.20%        5.91%          7.56%        4.20%         33.23%      107.31%

INTERMEDIATE BOND - CLASS T [C]                       5.56%        6.29%          8.09%        5.56%         35.68%      117.63%

INTERMEDIATE BOND - CLASS T (LOAD ADJ.) [A] [C]       2.65%        5.70%          7.79%        2.65%         31.95%      111.65%

SHORT FIXED-INCOME - CLASS T [B]                      5.97%        5.23%          6.96%        5.97%         29.04%       95.95%

SHORT FIXED-INCOME - CLASS T (LOAD ADJ.) [A] [B]      4.38%        4.91%          6.80%        4.38%         27.11%       93.01%


MUNICIPAL FUNDS - CLASS T


                                                             AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]



                                                          PAST 1 YEAR  PAST 5 YEARS   10 YEARS/    PAST 1 YEAR  PAST 5 YEARS
                                                                                    LIFE OF FUND+

MUNICIPAL INCOME- CLASS T [B]                                 8.89%        6.92%       9.30%          8.89%        39.73%

MUNICIPAL INCOME- CLASS T (LOAD ADJ.) [A] [B]                 5.08%        6.16%       8.91%          5.08%        34.84%

INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]                   6.21%        5.48%       6.68%          6.21%        30.58%

INTERMEDIATE MUNICIPAL INCOME - CLASS T (LOAD ADJ.) [A] [C]   3.29%        4.89%       6.38%          3.29%        26.99%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]             4.37%         N/A        4.83%          4.37%         N/A

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T                 2.81%         N/A        4.40%          2.81%         N/A
(LOAD ADJ.) [A] [C]



                                                             AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]



                                                                                                                       10 YEARS/
                                                                                                                     LIFE OF FUND+

MUNICIPAL INCOME- CLASS T [B]                                                                                           143.34%

MUNICIPAL INCOME- CLASS T (LOAD ADJ.) [A] [B]                                                                           134.83%

INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]                                                                              90.83%

INTERMEDIATE MUNICIPAL INCOME - CLASS T (LOAD ADJ.) [A] [C]                                                              85.58%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]                                                                        19.12%

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T                                                                            17.33%
(LOAD ADJ.) [A] [C]


EQUITY FUNDS - CLASS B


                                                                   AVERAGE ANNUAL TOTAL RETURN [E]   CUMULATIVE TOTAL RETURN  [E]


                                                   PAST 1 YEAR   PAST 5 YEARS   10 YEARS/    PAST 1 YEAR   PAST 5 YEARS  10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

TECHNOQUANT GROWTH - CLASS B [C]                         N/A          N/A          N/A          N/A            N/A         13.10%

TECHNOQUANT GROWTH - CLASS B (LOAD ADJ.) [A] [C]         N/A          N/A          N/A          N/A            N/A          8.10%

MID CAP - CLASS B [C]                                   21.67%        N/A         21.45%       21.67%          N/A         41.26%

MID CAP - CLASS B (LOAD ADJ.) [A] [C]                   16.67%        N/A         19.50%       16.67%          N/A         37.26%

EQUITY GROWTH - CLASS B [C]                             19.09%       18.39%       24.04%       19.09%        132.62%      762.19%

EQUITY GROWTH - CLASS B (LOAD ADJ.) [A] [C]             14.09%       18.19%       24.04%       14.09%        130.62%      762.19%

GROWTH OPPORTUNITIES - CLASS B [C]                      21.63%       20.29%       22.30%       21.63%        151.87%      648.75%

GROWTH OPPORTUNITIES - CLASS B (LOAD ADJ.) [A] [C]      16.63%       20.10%       22.30%       16.63%        149.87%      648.75%

STRATEGIC OPPORTUNITIES - CLASS B [C]                   26.33%       14.80%       15.41%       26.33%         99.42%      319.29%

STRATEGIC OPPORTUNITIES - CLASS B (LOAD ADJ.) [A] [C]   21.33%       14.57%       15.41%       21.33%         97.42%      319.29%

LARGE CAP - CLASS B [C]                                 18.18%        N/A         20.40%       18.18%           N/A        39.10%

LARGE CAP - CLASS B (LOAD ADJ.) [A] [C]                 13.18%        N/A         18.44%       13.18%           N/A        35.10%

GROWTH & INCOME - CLASS B [C]                            N/A          N/A          N/A          N/A             N/A        24.22%

GROWTH & INCOME - CLASS B (LOAD ADJ.) [A] [C]            N/A          N/A          N/A          N/A             N/A        19.22%

EQUITY INCOME - CLASS B [C]                             21.52%       18.92%       16.19%       21.52%         137.80%     348.55%

EQUITY INCOME - CLASS B (LOAD ADJ.) [A] [C]             16.52%       18.72%       16.19%       16.52%         135.80%     348.55%

BALANCED - CLASS B [B]                                  20.54%       10.60%       13.66%       20.54%          65.46%     259.70%

BALANCED - CLASS B (LOAD ADJ.) [A] [B]                  15.54%       10.33%       13.66%       15.54%          63.46%     259.70%


TAXABLE BOND FUNDS - CLASS B



                                                      AVERAGE ANNUAL TOTAL RETURN [E]           CUMULATIVE TOTAL RETURN [E]


                                                  PAST 1 YEAR   PAST 5 YEARS    10 YEARS/   PAST 1 YEAR   PAST 5 YEARS   10 YEARS/
                                                                              LIFE OF FUND+                            LIFE OF FUND+

HIGH YIELD - CLASS B [B]                             14.34%        12.47%        14.89%        14.34%        79.96.%      300.76%

HIGH YIELD - CLASS B (LOAD ADJ.) [A] [B]              9.34%        12.22%        14.89%         9.34%        77.96%       300.76%

STRATEGIC INCOME - CLASS B [D]                        8.60%         N/A          13.11%         8.60%          N/A         47.70%

STRATEGIC INCOME - CLASS B (LOAD ADJ.) [A] [D]        3.67%         N/A          12.38%         3.67%          N/A         44.70%

MORTGAGE SECURITIES - CLASS B [B]                     8.20%         7.92%         8.95%         8.20%        46.39%       135.75%

MORTGAGE SECURITIES - CLASS B (LOAD ADJ.) [A] [B]     3.20%         7.62%         8.95%         3.20%        44.39%       135.75%

GOVERNMENT INVESTMENT - CLASS B [B]                   7.20%         6.14%         7.68%         7.20%        34.74%       109.65%

GOVERNMENT INVESTMENT - CLASS B (LOAD ADJ.) [A] [B]   2.20%         5.83%         7.68%         2.20%        32.75%       109.65%

INTERMEDIATE BOND - CLASS B [B]                       4.83%         5.73%         7.80%         4.83%        32.13%       111.93%

INTERMEDIATE BOND - CLASS B (LOAD ADJ.) [A] [B]       1.85%         5.73%         7.80%         1.85%        32.13%       111.93%



MUNICIPAL FUNDS - CLASS B


                                                                 AVERAGE ANNUAL TOTAL RETURN [E]        CUMULATIVE TOTAL RETURN [E]


                                                           PAST 1 YEAR   PAST 5 YEARS   10 YEARS/    PAST 1 YEAR   PAST 5 YEARS
                                                                                      LIFE OF FUND+

MUNICIPAL INCOME- CLASS B [B]                                  8.15%         6.35%        9.01%         8.15%         36.06%

MUNICIPAL INCOME- CLASS B (LOAD ADJ.) [A] [B]                  3.15%         6.04%        9.01%         3.15%         34.06%

INTERMEDIATE MUNICIPAL INCOME - CLASS B [C]                    5.54%         4.97%        6.41%         5.54%         27.42%

INTERMEDIATE MUNICIPAL INCOME - CLASS B (LOAD ADJ.) [A] [C]    2.54%         4.97%        6.41%         2.54%         27.42%



                                                                 AVERAGE ANNUAL TOTAL RETURN [E]        CUMULATIVE TOTAL RETURN [E]


                                                                                                                         10 YEARS/
                                                                                                                       LIFE OF FUND+

MUNICIPAL INCOME- CLASS B [B]                                                                                             136.95%

MUNICIPAL INCOME- CLASS B (LOAD ADJ.) [A] [B]                                                                             136.95%

INTERMEDIATE MUNICIPAL INCOME - CLASS B [C]                                                                                86.22%

INTERMEDIATE MUNICIPAL INCOME - CLASS B (LOAD ADJ.) [A] [C]                                                                86.22%


EQUITY FUNDS - CLASS C



                                                      AVERAGE ANNUAL TOTAL RETURN  [E]           CUMULATIVE TOTAL RETURN  [E]


                                                PAST 1 YEAR   PAST 5 YEARS    10 YEARS/    PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                                                            LIFE OF FUND+                              LIFE OF FUND+

TECHNOQUANT GROWTH - CLASS C [C]                       N/A        N/A            N/A           N/A           N/A           13.12%

TECHNOQUANT GROWTH - CLASS C  (LOAD ADJ.) [A] [C]      N/A        N/A            N/A           N/A           N/A           12.12%

MID CAP - CLASS C [C]                                 21.68%      N/A           21.45%        21.68%         N/A           41.27%

MID CAP - CLASS C (LOAD ADJ.) [A] [C]                 20.68%      N/A           21.45%        20.68%         N/A           41.27%

EQUITY GROWTH - CLASS C [C]                           19.08%     18.39%         24.04%        19.08%        132.62%       762.17%

EQUITY GROWTH - CLASS C (LOAD ADJ.) [A] [C]           18.08%     18.39%         24.04%        18.08%        132.62%       762.17%

GROWTH OPPORTUNITIES - CLASS C [C]                    21.68%     20.30%         22.31%        21.68%        151.98%       649.06%

GROWTH OPPORTUNITIES - CLASS C  (LOAD ADJ.) [A] [C]   20.68%     20.30%         22.31%        20.68%        151.98%       649.06%

LARGE CAP - CLASS C [C]                               18.18%      N/A           20.40%        18.18%         N/A           39.10%

LARGE CAP - CLASS C (LOAD ADJ.) [A] [C]               17.18%      N/A           20.40%        17.18%         N/A           39.10%

GROWTH & INCOME - CLASS C [C]                          N/A        N/A            N/A           N/A           N/A           24.21%

GROWTH & INCOME - CLASS C (LOAD ADJ.) [A] [C]          N/A        N/A            N/A           N/A           N/A           23.21%

EQUITY INCOME - CLASS C [C]                           21.56%     18.93%         16.20%        21.56%        137.88%       348.71%

EQUITY INCOME - CLASS C (LOAD ADJ.) [A] [C]           20.56%     18.93%         16.20%        20.56%        137.88%       348.71%

BALANCED - CLASS C [B]                                20.54%     10.60%         13.66%        20.54%         65.46%       259.70%

BALANCED - CLASS C (LOAD ADJ.) [A] [B]                19.54%     10.60%         13.66%        19.54%         65.46%       259.70%



TAXABLE BOND FUNDS - CLASS C



                                                        AVERAGE ANNUAL TOTAL RETURN  [E]   CUMULATIVE TOTAL RETURN  [E]

                                                 PAST 1 YEAR  PAST 5 YEARS    10 YEARS/    PAST 1 YEAR    PAST 5 YEARS    10 YEARS/
                                                                            LIFE OF FUND+                              LIFE OF FUND+

HIGH YIELD - CLASS C [B]                             14.37%      12.45%        14.89%         14.37%         79.83%       300.77%

HIGH YIELD - CLASS C (LOAD ADJ.) [A] [B]             13.37%      12.45%        14.89%         13.37%         79.83%       300.77%

STRATEGIC INCOME - CLASS C [D]                        8.55%       N/A          13.09%          8.55%          N/A          47.61%

STRATEGIC INCOME - CLASS C (LOAD ADJ.) [A] [D]        7.55%       N/A          13.09%          7.55%          N/A          47.61%

GOVERNMENT INVESTMENT - CLASS C [B]                   7.21%       6.16%         7.69%          7.21%         34.82%       109.81%

GOVERNMENT INVESTMENT - CLASS C (LOAD ADJ.) [A] [B]   6.21%       6.16%         7.69%          6.21%         34.82%       109.81%

INTERMEDIATE BOND - CLASS C [C]                       4.82%       5.74%         7.80%          4.82%         32.19%       112.02%

INTERMEDIATE BOND - CLASS C (LOAD ADJ.) [A] [C]       3.82%       5.74%         7.80%          3.82%         32.19%       112.02%

SHORT FIXED-INCOME - CLASS C [B]                      5.97%       5.23%         6.96%          5.97%         29.04%        95.95%

SHORT FIXED-INCOME - CLASS C (LOAD ADJ.) [A] [B]      4.97%       5.23%         6.96%          4.97%         29.04%        95.95%


MUNICIPAL FUNDS - CLASS C



                                                                AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]


                                                             PAST 1 YEAR  PAST 5 YEARS   10 YEARS/    PAST 1 YEAR  PAST 5 YEARS
                                                                                       LIFE OF FUND+

MUNICIPAL INCOME - CLASS C [B]                                  8.17%         6.36%         9.01%         8.17%        36.10%

MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [B]                  7.17%         6.36%         9.01%         7.17%        36.10%

INTERMEDIATE MUNICIPAL INCOME - CLASS C [C]                     5.54%         4.97%         6.42%         5.54%        27.44%

INTERMEDIATE MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [C]     4.54%         4.97%         6.42%         4.54%        27.44%



                                                                AVERAGE ANNUAL TOTAL RETURN  [E]        CUMULATIVE TOTAL RETURN  [E]


                                                                                                                        10 YEARS/
                                                                                                                      LIFE OF FUND+

MUNICIPAL INCOME - CLASS C [B]                                                                                           136.95%

MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [B]                                                                           136.95%

INTERMEDIATE MUNICIPAL INCOME - CLASS C [C]                                                                               86.26%

INTERMEDIATE MUNICIPAL INCOME - CLASS C (LOAD ADJ.) [A] [C]                                                               86.26%



+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (OCTOBER 31, 1994 FOR STRATEGIC INCOME; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP, AND LARGE CAP, AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH THE ANNUAL PERIOD ENDED 1997.

[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.75% FOR THE EQUITY FUNDS; 4.75% FOR THE BOND FUNDS; 3.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS.

         CLASS B'S AND CLASS C'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE
CALCULATED PURSUANT TO THE CDSC INFORMATION BEGINNING ON PAGE    80    .
[B] PERIOD ENDED OCTOBER 31, 1997.
[C] PERIOD ENDED NOVEMBER 30, 1997.
[D] PERIOD ENDED DECEMBER 31, 1997.
[E] INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT MORTGAGE SECURITIES, TECHNOQUANT GROWTH, AND GROWTH & INCOME) TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY FUNDS, 0.25% FOR BOND FUNDS, AND 0.15% FOR SHORT-TERM BOND FUNDS. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 FOR THE EQUITY FUNDS AND THE BOND FUNDS WOULD HAVE BEEN HIGHER.

         FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, CLASS A RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1,
1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF TECHNOQUANT GROWTH, MID CAP, LARGE CAP, AND GROWTH & INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%.

         INITIAL OFFERING OF CLASS C OF STRATEGIC INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1
FEE HAD BEEN REFLECTED, TOTAL RETURNS    PRIOR TO NOVEMBER 3, 1997 THROUGH
JANUARY 1, 1996     WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF EQUITY GROWTH TOOK PLACE ON NOVEMBER 3,1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF GROWTH OPPORTUNITIES TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF BALANCED TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997

THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JANUARY 1, 1996 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF SHORT FIXED-INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.

         INITIAL OFFERING OF CLASS C OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME PRIOR TO NOVEMBER 3, 1997 THROUGH JANUARY 1, 1996 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

The exclusion of any applicable sales charge from a performance calculation produces a higher return.

If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.

EXPLANATION OF TERMS

TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.

Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.

YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

This difference may be significant for funds whose investments are denominated in foreign currencies.

In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.

A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.

THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.

STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.

STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.

MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.

LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.

LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a market capitalization weighted benchmark of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons.

       LEHMAN BROTHERS GOVERNMENT BOND INDEX    is a market value weighted index
of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

   LEHMAN BROTHERS MUNICIPAL BOND INDEX is a total return performance benchmark for investment grade municipal bonds with maturities of at least one year.

Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.

THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.

Other illustrations of equity fund performance may show moving averages over specified periods.

The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.

CHARTER

EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. Municipal Income is a diversified fund of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.

EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.

THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.

FMR AND ITS AFFILIATES

Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.

The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
   Beginning January 1, 1999, Fidelity Investments Money Management, Inc.
(FIMM), located in Merrimack, New Hampshire, will select certain types of investments for Balanced and Strategic Income. Beginning January 1, 1999, FIMM will have primary responsibility for providing investment management services for Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.

(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.

(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.

(small solid bullet) Fidelity Investment Japan Limited (FIJ), in Tokyo,
Japan   ,     serves as a sub-adviser for Strategic Income.

As of December 31, 1997, FMR advised funds having approximately    34
million shareholder accounts with a total value of more than $   529
billion.

John Avery is lead manager of Advisor Balanced, which he has managed since
   January 1998. He has been a co-manager of the fund since September 1997    .
He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.

John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.

Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant, and manager.

Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.

Andrew Dudley is manager of Advisor Short Fixed-Income, which he has managed
since February 1997.    He also manages other Fidelity funds.     Prior to
joining Fidelity as a manager in 1996, Mr. Dudley was a portfolio manager with Putnam Investments from 1991 to 1996.

Margaret Eagle is Vice President and manager of Advisor High Yield and Advisor Strategic Income, which she has managed since January 1987 and January 1996, respectively. Ms. Eagle manages the high yield investments for Advisor Strategic Income. In addition, she is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.

   Karen Firestone will be manager of Advisor Large Cap effective April 1, 1998. She will also manage another Fidelity fund. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.

Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.

Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst, and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.

Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.

Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.

Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Since joining Fidelity as a research associate in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.

Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.

Norm Lind is Vice President and manager of Advisor Short-Intermediate Municipal
Income    and Advisor Intermediate Municipal Income    , which he has managed
since October 1995    and January 1998, respectively    . He also manages
several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.

   Charles Mangum will provide assistance in managing Advisor Growth Opportunities from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.

   Jonathan Short is Vice President and manager of Advisor Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.

Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.

Thomas Sprague is Vice President and manager of Advisor Large Cap, which he has
managed since March 1996    and will manage until March 31, 1998    . He also
manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.

Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant, and manager.

Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.

George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.

Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

FDC distributes and markets Fidelity's funds and services.

Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, although it employs FIIOC to perform these functions for each class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.

FMR Corp. is the ultimate parent company of FMR,    FIMM,     FMR U.K., and FMR
Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR

Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.

Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.

FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

INVESTMENT PRINCIPLES AND RISKS

The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.

The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.

The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.

In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.

The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.

Municipal securities are backed by the entity that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or the rights of municipal securities holders.

Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because certain of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.

FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.

TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.

FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.

MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.

Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1997, the S&P MidCap 400 included
companies with capitalizations of between $   213     million and $   13.7
billion. The capitalization range of the S&P MidCap 400 changes with market conditions and the composition of the Index.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.

Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.

GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.

STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.

A special situation may involve one or more of the following characteristics:

(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.

(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.

(small solid bullet) New or changed management, or material changes in management policies or corporate structure.

(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.

(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.

"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.

LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.

FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.

Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.

The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.

BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.

HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.

The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.

STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.

FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.

The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.

By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.

MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Mortgage-Backed Securities Index, a market capitalization weighted benchmark of 15- and 30- year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index was approximately
   5.8     and    6.01     years, respectively.

FMR allocates assets among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.

GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.

In managing the fund, FMR selects a benchmark index which is representative of
the universe of securities in which the fund invest   s    . FMR uses this
benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a
market value weighted benchmark of    U.S. Government and     government
   agency securities (other than mortgage securities) with maturities of one
year or more.     FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity
of the fund and the Index was approximately    8.2     and    8.67     years,
respectively.

FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view
of the relative value of each sector    or     maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.

INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average maturity of the fund and the Index was approximately
   5.9     and    4.30     years, respectively. In addition, the fund normally
maintains a dollar-weighted average maturity between three and 10 years.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index was approximately
   2.2     and    2.09     years, respectively. In addition, the fund normally
maintains a dollar-weighted average maturity of three years or less.

FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.

MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index
was approximately    13.2     and
   13.97     years, respectively.

FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.

INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-17 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and 17 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average maturity of the fund
and the Index was approximately    7.6     and   8.49     years, respectively.
In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.

FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.

SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.

In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-5 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and five years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997 the dollar-weighted average maturity of the
fund and the Index was approximately    3.2     and    3.69     years,
respectively. In addition, the fund normally maintains a dollar-weighted average maturity between two and five years.

FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.

TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.

Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.

EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

RESTRICTIONS: With respect to 75% of total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies.

DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.

Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.

The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.

The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal period ended 1997, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL PERIOD ENDED 1997 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY RATING

                                  MID**    EQUITY**   GROWTH*       GROWTH****   STRATEGIC**     LARGE**    GROWTH &**    EQUITY**
S&P RATING                        CAP      GROWTH  OPPORTUNITIES OPPORTUNITIES  OPPORTUNITIES     CAP       INCOME        INCOME
(AVERAGE OF TOTAL INVESTMENTS)

   INVESTMENT GRADE

   HIGHEST QUALITY AAA

   HIGH QUALITY AA                 --        --       14.00%        12.10%          --            --         0.20%         1.35%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BBB                --        --         --             --           --            --         0.36%           --
   LOWER QUALITY

   MODERATELY SPECULATIVE BB       --        --         --             --           --            --         0.35%          0.25%

   SPECULATIVE B 0.01%             --        --         --             --          0.06%          --         0.14%            --

   HIGHLY SPECULATIVE CCC          --        --         --             --           --            --          --              --

   POOR QUALITY CC                 --        --         --             --           --            --          --              --

   LOWEST QUALITY, NO INTEREST C   --        --         --             --           --            --          --              --

   IN DEFAULT, IN ARREARS D        --        --         --             --           --            --          --              --


                                                   HIGH*     STRATEGIC***
S&P RATING                            BALANCED*    YIELD      INCOME
(AVERAGE OF TOTAL INVESTMENTS)

   INVESTMENT GRADE

   HIGHEST QUALITY AAA

   HIGH QUALITY AA                     22.57%       --        41.93%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BBB                    7.19%       0.32%      0.85%
   LOWER QUALITY

   MODERATELY SPECULATIVE BB           0.87%       6.39%      8.66%

   SPECULATIVE B 0.01%                 3.92%       51.18%     25.32%

   HIGHLY SPECULATIVE CCC              0.33%       7.13%      2.85%

   POOR QUALITY CC                     0.04%       1.14%      0.30%

   LOWEST QUALITY, NO INTEREST C        --          --          --

   IN DEFAULT, IN ARREARS D             --          --          --




                                         MID   EQUITY        GROWTH          GROWTH           STRATEGIC     LARGE    GROWTH &

   MOODY'S RATING                        CAP   GROWTH     OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES    CAP      INCOME

   (AVERAGE OF TOTAL INVESTMENTS)
   INVESTMENT GRADE
   HIGHEST QUALITY AAA

   HIGH QUALITY AA                       --     --           14.00%            12.10%             --           --      0.10%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BAA                      --     --            --                 --               --           --      0.13%
   LOWER QUALITY

   MODERATELY SPECULATIVE BA             --     --            --                 --               --           --      0.57%

   SPECULATIVE B                        0.01%   --            --                 --              0.38%         --      0.23%

   HIGHLY SPECULATIVE CAA                --     --            --                 --               --           --       --

   POOR QUALITY CA                       --     --            --                 --               --           --       --

   LOWEST QUALITY, NO INTEREST C         --     --            --                 --               --           --       --

   IN DEFAULT, IN ARREARS                --     --            --                 --               --           --       --


                                         EQUITY               HIGH       STRATEGIC

   MOODY'S RATING                         INCOME    BALANCED   YIELD        INCOME

   (AVERAGE OF TOTAL INVESTMENTS)
   INVESTMENT GRADE
   HIGHEST QUALITY AAA

   HIGH QUALITY AA                         1.35%    23.89%      --         41.40%

   UPPER-MEDIUM GRADE A

   MEDIUM GRADE BAA                         --      4.64%       --         0.15%
   LOWER QUALITY

   MODERATELY SPECULATIVE BA               0.24%    2.19%     5.98%        7.98%

   SPECULATIVE B                           0.01%    3.90%     50.69%       27.95%

   HIGHLY SPECULATIVE CAA                    --      0.37%    11.11%       3.17%

   POOR QUALITY CA                           --       --      0.03%         --

   LOWEST QUALITY, NO INTEREST C             --       --       --           --

   IN DEFAULT, IN ARREARS                    --       --       --           --

   * FISCAL YEAR ENDED OCTOBER 31, 1997.
   ** FISCAL YEAR ENDED NOVEMBER 30, 1997.
   *** FISCAL YEAR ENDED DECEMBER 31, 1997.
   **** FOR THE ONE MONTH PERIOD ENDED NOVEMBER 30, 1997.

   REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS.

   THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY
MOODY'S AND S&P AMOUNTED TO         0.66% OF BALANCED INVESTMENTS, 5.72% OF HIGH
YIELD INVESTMENTS, 9.16% OF STRATEGIC INCOME INVESTMENTS, AND 0.59% OF STRATEGIC
OPPORTUNITIES INVESTMENTS. THESE PERCENTAGES MAY         INCLUDE SECURITIES
RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO 0.51% OF BALANCED
   INVESTMENTS, 5.66% OF HIGH YIELD INVESTMENTS, 9.09% OF STRATEGIC INCOME INVESTMENTS, AND 0.59% OF STRATEGIC OPPORTUNITIES INVESTMENTS.

   FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.

Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.

TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.

Each of Intermediate Bond, Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's,
S&P, Duff & Phelps Credit Rating Co., or    Fitch IBCA In    c., or is unrated
but judged by FMR to be of equivalent quality.

U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.

MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.

OTHER INSTRUMENTS may include securities of closed-end investment companies.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to
political   ,     economic   , or regulatory     conditions in foreign
countries   ;     fluctuations in foreign currencies   ;     withholding or
other taxes   ; trading, settlement, custodial, and other     operational
risks   ;     and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of
these factors can make foreign investments, especially those in    emerging
markets    , more volatile    and potentially less liquid     than U.S.
investments.

ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.

MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities. The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.

RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.

VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a
benchmark,    often     making the security's market value more volatile.

STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.

MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.

PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.

REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.

FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.

ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.

RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.

Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.

WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.

CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

RESTRICTIONS: Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, do not currently intend to invest in repurchase agreements.

DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.

RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.

Strategic Income and Short-Intermediate Municipal Income, are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.

A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.

BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.

LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.

RESTRICTIONS: Loans, in the aggregate, may not exceed 33 1/3% of a fund's total assets; however, Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not currently intend to make loans.

FUNDAMENTAL INVESTMENT POLICIES AND
RESTRICTIONS

Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.

TECHNOQUANT GROWTH FUND seeks capital growth.

MID CAP FUND seeks long-term growth of capital.

EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.

GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.

LARGE CAP FUND seeks long-term growth of capital.

GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.

EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.

BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.

HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.

STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.

MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.

GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.

SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.

MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.

SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.

With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.

Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.

Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.

Loans, in the aggregate, may not exceed 33 1/3% of each fund's total assets.

BREAKDOWN OF EXPENSES

Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are
explained on page    .

FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.

MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.

Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets.

For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate,
multiplying the result by the fund's    monthly     average net assets   , and
dividing by twelve.

   For Growth Opportunities and Strategic Opportunities, the fee is calculated by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500. The basic fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, and it drops as total assets under
management increase.    For December 1997, the group fee rate for the Equity
Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.

The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus) 0.20% of a fund's average net assets over the performance period.

For the purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

   The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short-Fixed Income is 0.30%. The individual fund fee rate for Growth & Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income is 0.25%.

The following table states the management fee   , as a percentage of each fund's
average net assets,     for each fund for    its most recent     fiscal year
end   ed     1997:


                                                TOTAL

                                                MANAGEMENT FEE

   MID CAP                                       0.60%

   EQUITY GROWTH                                 0.60%

   GROWTH OPPORTUNITIES                          0.52%[A][B][C]

   STRATEGIC OPPORTUNITIES                       0.40%[A][B][C]

   LARGE CAP                                     0.60%

   EQUITY INCOME                                 0.50%

   BALANCED                                      0.45%

   HIGH YIELD                                    0.59%

   STRATEGIC INCOME                              0.59%

   MORTGAGE SECURITIES                           0.44%[B][D]

   GOVERNMENT INVESTMENT                         0.44%

   INTERMEDIATE BOND                             0.44%

   SHORT FIXED-INCOME                            0.44%

   MUNICIPAL INCOME                              0.39%

   INTERMEDIATE MUNICIPAL INCOME                 0.39%

   SHORT-INTERMEDIATE MUNICIPAL INCOME           0.39%

   [A] THE ANNUALIZED BASIC FEE, AS A PERCENTAGE OF EACH FUND'S AVERAGE NET ASSETS, FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997 WAS 0.60% FOR GROWTH OPPORTUNITIES AND 0.60% FOR STRATEGIC OPPORTUNITIES.
   [B] ANNUALIZED
   [C] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
   [D] FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.

   The total management fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.49% of the fund's average net assets. The basic fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.60% of the fund's average net assets.

The total management fee for Mortgage Securities for the fiscal year ended July 31, 1997 was 0.44% of the fund's average net assets.


FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.

The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.

For the fiscal    period     ended 1997, FMR, on behalf of each fund with
sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and FIIA fees equal to
less than    0.01    % of each fund's average net assets    (annualized for
periods of less than one year). The numbers for Growth Opportunities and Strategic Opportunities are for the fiscal period ended November 30, 1997 and the number for Mortgage Securities is for the fiscal period ended October 31, 1997.

   For the fiscal year ended October 31, 1997, FMR on behalf of Growth Opportunities paid FMR U.K., and FMR Far East fees equal to less than 0.01% of the fund's average net assets.

   Beginning January 1, 1999, FIMM will select certain investments for Balanced and Strategic Income.

   Beginning January 1, 1999, FIMM, will have primary responsibility for managing Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income. FMR will pay FIMM 50% of its management fee (before expense reimbursements) for FIMM's services.

OTHER EXPENSES

While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.

FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each class of the Taxable Funds and maintains the general accounting records and administers the securities lending program for the Taxable Funds.

For the fiscal    period     ended 1997, transfer agency and pricing and
bookkeeping fees paid (as a percentage of average net assets) amounted to the
following. These amounts    (annualized for periods of less than one year)
are before expense reductions, if any.


                                       TRANSFER AGENCY FEES          PRICING AND
                                       PAID BY                       BOOKKEEPING
                                                                     FEES PAID
                                                                     BY FUND

                                CLASS A     CLASS T      CLASS B

TECHNOQUANT GROWTH              0.22%       0.32%        0.25%       0.24%

MID CAP                         0.32%       0.24%        0.25%       0.06%

EQUITY GROWTH                   0.27%       0.18%        0.26%       0.02%

GROWTH OPPORTUNITIES[A]         0.26%       0.18%        0.26%       0.00%

STRATEGIC OPPORTUNITIES[A]      0.36%       0.22%        0.25%       0.05%

LARGE CAP                       0.28%       0.22%        0.24%       0.10%

GROWTH & INCOME                 0.28%       0.21%        0.24%       0.09%

EQUITY INCOME                   0.24%       0.18%        0.20%       0.03%

BALANCED                        0.24%       0.18%        0.25%       0.03%

HIGH YIELD                      0.21%       0.19%        0.19%       0.03%

STRATEGIC INCOME                0.37%       0.21%        0.20%       0.04%

MORTGAGE SECURITIES[B]          0.29%       0.52%        0.42%       0.04%

GOVERNMENT INVESTMENT           0.50%       0.24%        0.23%       0.04%

INTERMEDIATE BOND               0.34%       0.20%        0.26%       0.04%

SHORT FIXED-INCOME              0.27%       0.22%        *           0.04%

* FUND DOES NOT OFFER CLASS B SHARES.
[A] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
[B] FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.


   The transfer agency fees paid by Class A, Class T, and Class B of Growth Opportunities for the fiscal year ended October 31, 1997 were 0.24%, 0.17%, and 0.24%. The transfer agency fees paid by Class A, Class T, and Class B of Mortgage Securities for the fiscal year ended July 31, 1997 were 0.22%, 0.14%, and 0.57%, respectively.

   The pricing and bookkeeping fees paid by Growth Opportunities for the fiscal year ended October 31, 1997 were 0.00%. The pricing and bookkeeping fees paid by Mortgage Securities for the fiscal year ended July 31, 1997 were 0.04%.

UMB is the transfer and service agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for each class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the applicable class.

For the fiscal year ended 1997, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.

                                                     TRANSFER AGENCY FEES                    PRICING AND
                                                      PAID BY                                 BOOKKEEPING
                                                                                              FEES PAID
                                                                                              BY FUND

                                      CLASS A         CLASS T                 CLASS B
MUNICIPAL INCOME                          0.21    %       0.18    %               0.18    %       0.04    %

INTERMEDIATE MUNICIPAL INCOME             0.36    %       0.20    %               0.19    %       0.09    %

SHORT-INTERMEDIATE MUNICIPAL INCOME       0.39    %       0.21    %              *                0.26    %


* FUND DOES NOT OFFER CLASS    B     SHARES.

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.

Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of the Equity Funds may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; Class A of each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of TechnoQuant Growth, Mid Cap, Equity Growth, Equity Income, Large Cap, and Growth & Income may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Growth Opportunities, Strategic Opportunities, and Balanced may pay FDC a distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Short Fixed-Income may pay FDC a distribution fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of
0.50%   o    f its average net assets throughout the month; Class T of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; and Class T of each of the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class T distribution fee rates for all funds except Short Fixed-Income may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.

Class B shares of each Equity Fund, Bond Fund, and Intermediate-Term Bond Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds pays FDC a monthly distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B distribution fee rates for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.

Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans,

Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.

The Class A, Class T, Class B, and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees of each fund has authorized such payments.

The portfolio turnover rate    (annualized for periods of less than
oneyear)    for the fiscal    period     ended 1997 was    213    % for
TechnoQuantGrowth,    208    % for Mid Cap,    108    % for Equity Growth,
   33    % forGrowth Opportunities    (for the fiscal period ended November 30,
1997)    ,    61    % for Strategic Opportunities    (for the fiscal period
ended November30, 1997)    ,    93    % for Large Cap,    82    % for Growth &
Income,    55    % for Equity Income,    70    % for Balanced,    105    % for
HighYield,    140    % for Strategic Income,    125    %    for
    Mortgage Securities    (for the fiscal period ended October 31, 1997)    ,
   136    % for Government Investment,   138    % for Intermediate Bond,
   105    % for Short Fixed-Income,    36    % for Municipal Income,    18    %
for Intermediate Municipal Income, and    41    % for Short-Intermediate
Municipal Income.


   The portfolio turnover rate for Growth Opportunities for the fiscal year ended October 31, 1997 was 35%. The portfolio turnover rate for Mortgage Securities for the fiscal year ended July 31, 1997 was 149%.

Portfolio turnover rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.

YOUR ACCOUNT


TYPES OF ACCOUNTS

When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.

The different ways to set up (register) your account with Fidelity are listed at right.

The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.

If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.

WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
- --------------------------------------------------------------------------
RETIREMENT    (ONLY TAXABLE FUNDS ARE AVAILABLE FOR THE FOLLOWING ACCOUNTS)
   FOR TAX-ADVANTAGED RETIREMENT SAVINGS

Retirement plans    provid    e individuals    with tax-advantaged ways to save
for retirement, either with tax-deductible contributions or tax-free growth    .
Retirement accounts require special applications and typically have lower minimums.

(solid bullet) T   RADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow
individuals under age 70    1/2    with compensation to contribute up to $2,000
per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax deductible, subject to certain income limits.

   (solid bullet) ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.

   (solid bullet) ROTH CONVERSION IRAS allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.

   (solid bullet)     ROLLOVER IRAS    help retain special tax advantages for
certain eligible rollover     distributions from employer-sponsored retirement
plans.

(solid bullet) PROFIT SHARING    OR MONEY PURCHASE PENSION PLANS (KEOGHS ) allow
self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.

(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small
business owners or those with self-employ   ment     income (and their eligible
employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

   (solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.

(solid bullet)    SIMPLE IRAS     provide small business owners and those with
self-employ   ment     income (and their eligible employees) with many of the
advantages of a 401(k) plan, but with fewer administrative requirements.

   (solid bullet)     401(K) PLANS    allow employees of organizations of all
sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
- ---------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
- ---------------------------------------------------------------------------
TRUST

FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
- ---------------------------------------------------------------------------
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.

HOW TO BUY SHARES

THE PRICE TO BUY ONE SHARE of Class A or Class T is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.
See "Transactions Details," page    ,     and "Sales Charge Reductions and
Waivers," page        , for explanations of how and when the sales charge and
waivers apply.

For Class B and Class C, the PRICE TO BUY ONE SHARE is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject
to a CDSC upon redemption. See "Transaction Details," page        , for
information on how the CDSC is calculated.

Your shares will be purchased at the next offering price or NAV, as applicable,
calculated after your order is received    in proper form.     Each class's
offering price and NAV, as applicable, are normally calculated each business day
at 4:00 p.m. Eastern time.    Shares of Short-Intermediate Municipal Income are
offered to current shareholders only.

   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for Class A, Class T, Class B, or Class C shares.

IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7279 or, if you are investing through a bank representative, call 1-800-843-3001.

If you are investing through a tax-   advantaged     retirement plan, such as an
IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.

IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check, (small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or (small solid bullet) Contact your investment professional.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT $2,500

For    certain Fidelity Advisor retirement accounts(double dagger)     $500

Through regular investment plans* $1,000

TO ADD TO AN ACCOUNT $250

   For certain Fidelity Advisor retirement accounts(double dagger)     $100

Through regular investment plans* $100

MINIMUM BALANCE $1,000

   For certain Fidelity Advisor retirement accounts(double dagger)     None

   (double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE
       .

Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.

PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS B SHARES.

PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C
SHARES.    THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN
EMPLOYEE BENEFIT PLAN.

For further information on opening an account, please consult your investment professional or refer to the account application.

                                                        TO OPEN AN ACCOUNT
PHONE                           (small solid bullet) Contact your investment professional or, if
YOUR INVESTMENT                 you are investing through a broker-dealer or insurance
PROFESSIONAL                    representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.

(Phone_graphic)                 (small solid bullet) Exchange from the same class of another
                                Fidelity Advisor fund or from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.



Mail (mail_graphic)             (small solid bullet) Complete and sign the account application.
                                Make your check payable to the complete name of the fund of your choice and note the applicable class. Mail to the address
                                indicated on the application.

In Person (hand_graphic)        (small solid bullet) Bring your account application and check to your investment professional.


Wire (wire_graphic)            (small solid bullet) Not available

Automatically                  (small solid bullet) Not available
  (automatic_graphic)



                                                TO ADD TO AN ACCOUNT
PHONE                                (small solid bullet) Contact your investment professional or, if
YOUR INVESTMENT                      you are investing through a broker-dealer or insurance
PROFESSIONAL                         representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.

(Phone_graphic)                      (small solid bullet) Exchange from the same class of another
                                     Fidelity Advisor fund or from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.


Mail (mail_graphic)                  (small solid bullet) Make your check payable to the complete name of the fund of your choice and note the applicable class.
                                     Indicate your fund account number on your check and mail to the address printed on your account statement.

                                     (small solid bullet) Exchange by mail: call, your investment professional for instructions.


In Person (hand_graphic)             (small solid bullet) Bring your check to your investment
                                     professional.


Wire (wire_graphic)                  (small solid bullet)  Wire to:

                                                                   Banker's Trust Co.
                                                                   Routing # 021001033
                                                                   Fidelity DART Depository
                                                                   Account # 00159759
                                                           FBO:    (Account name)
                                                                   (Account number)
                                                                   Specify the complete name of the fund of your choice, note the applicable class, and include your account number and your name.



Automatically (automatic_graphic)    (small solid bullet) Use Fidelity Advisor Systematic Investment Program. Sign up
                                     for this service when opening your account, or call your investment professional to begin the program.



HOW TO SELL SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.

THE PRICE TO SELL ONE SHARE of each class is the class's NAV, minus any applicable CDSC.

Your shares will be sold at the next NAV    calculated after your order is
received in proper form, minus any applicable CD    SC. Each class's NAV is
normally calculated each business day at 4:00 p.m. Eastern time.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.

TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).

TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration, (small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING
Write a "letter of instruction" with:

(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name, (small solid bullet) Your fund account number, (small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and (small solid bullet) Any other applicable requirements listed in the following table.

Deliver your letter to your investment professional, or mail it to the following address:

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Unless otherwise instructed, Fidelity will send a check to the record address.

CHECKWRITING

If you have a checkbook for your account in Short Fixed-Income or Short-Intermediate Municipal Income, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.

- ----------------------------------------------------------------------------------------------------------------------------------
                     ACCOUNT TYPE                                         SPECIAL REQUIREMENTS
- ----------------------------------------------------------------------------------------------------------------------------------
PHONE                All account types except retirement                  - Maximum check request: $100,000

YOUR INVESTMENT      All account types                                    - You may exchange to the same class of other Fidelity
                                                                            Advisor funds or to other Fidelity funds if both
PROFESSIONAL                                                                accounts are registered address with the same name(s),
(phone graphic)                                                             and taxpayer ID number.
- ----------------------------------------------------------------------------------------------------------------------------------
MAIL OR IN PERSON    Individual, Joint Tenant, Sole Proprietorship,       - The letter of instruction must be signed by all
(mail graphic)       UGMA, UTMA                                             persons required to sign for transactions, exactly as
                                                                            their names appear on the account and sent to your
                                                                            investment professional.

(hand graphic)                                                            - The account owner should complete a retirement
                     Retirement account                                     distribution form. Contact your investment
                                                                            professional or, if you purchased your shares through
                                                                            a broker-dealer or insurance representative, call
                                                                            1-800-522-7297. If you purchased your shares through a
                                                                            bank representative, call 1-800-843-3001.

                     Trust                                                - The trustee must sign the letter indicating capacity
                                                                            as trustee. If the trustee's name is not in the
                                                                            account registration, provide a copy of the trust
                                                                            document certified within the last 60 days.

                     Business or Organization                             - At least one person authorized by corporate resolution
                                                                            to act on the account must sign the letter.

                     Executor, Administrator, Conservator/Guardian        - For instructions, contact your investment professional
                                                                            or, if you purchased your shares through a
                                                                            broker-dealer or insurance representative, call
                                                                            1-800-522-7297. If you purchased your shares through a
                                                                            bank representative, call 1-800-843-3001.
- ----------------------------------------------------------------------------------------------------------------------------------
WIRE                 All account types except retirement                  - You must sign up for the wire feature before using it.
(wire graphic)                                                              To verify that it is in place, contact your investment
                                                                            professional or, if you purchased your shares through
                                                                            a broker-dealer or insurance representative, call
                                                                            1-800-522-7297. If you purchased your shares through a
                                                                            bank representative, call 1-800-843-3001. Minimum
                                                                            wire: $500.

                                                                          - Your wire redemption request must be received in
                                                                            proper form by Fidelity before 4:00 p.m. Eastern time
                                                                            for money to be wired on the next business day.
- ----------------------------------------------------------------------------------------------------------------------------------
CHECK                For all non-retirement Short Fixed-Income and        - Minimum check: $500.
(check graphic)      Short-Intermediate Municipal Income accounts only.
                                                                          - All account owners must sign a signature card to
                                                                            receive a checkbook.


INVESTOR SERVICES                                                   TRANSACTION SERVICES

Fidelity Advisor funds provide a variety of services to help        EXCHANGE PRIVILEGE. You may sell your Class A or Class T
you manage your account.                                            shares and buy the same class of shares of other Fidelity
                                                                    Advisor funds or Daily Money Class shares of Treasury Fund,
INFORMATION SERVICES                                                Prime Fund, and Tax-Exempt Fund by telephone or in writing.
                                                                    You may sell your Class B shares and buy Class B shares of
STATEMENTS AND REPORTS that Fidelity sends to you include the       other Fidelity Advisor funds or Advisor B Class shares of
following:                                                          Treasury Fund by telephone or in writing. You may sell your
                                                                    Class C shares and buy Class C shares of other Fidelity
- - Confirmation statements after certain transactions                Advisor funds or Advisor C Class shares of Treasury Fund by
- - Account statements (quarterly)                                    telephone or in writing. The shares you exchange will carry
- - Financial reports (every six months)                              credit for any front-end sales charge you previously paid in connection with their purchase.
To reduce expenses, only one copy of most financial reports
and prospectuses will be mailed, even if you have more than         Note that exchanges out of a fund are limited to four per
one account in a fund. Call your investment professional if         calendar year, and that they may have tax consequences for
you need additional copies of financial reports and                 you. For details on policies and restrictions governing
prospectuses.                                                       exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange
                                                                    Restrictions," page 82.

FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, Class B, or Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.

REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM     MINIMUM
INITIAL     ADDITIONAL   FREQUENCY                       SETTING UP OR CHANGING SMALL SOLID BULLET) FOR A NEW
$1,000      $100         MONTHLY, BIMONTHLY, QUARTERLY,  ACCOUNT, COMPLETE THE APPROPRIATE SECTION ON THE
                         OR SEMI-ANNUALLY                APPLICATION.

                                                         (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL YOUR
                                                         INVESTMENT PROFESSIONAL FOR AN APPLICATION.

                                                         SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                                                         INVESTMENT, CONTACT YOUR INVESTMENT PROFESSIONAL DIRECTLY OR, IF YOU
                                                         PURCHASED YOUR SHARES THROUGH A BROKER-DEALER OR INSURANCE
                                                         REPRESENTATIVE, CALL 1-800-522-7297. IF YOU PURCHASED YOUR SHARES
                                                         THROUGH A BANK REPRESENTATIVE, CALL 1-800-843-3001. CALL AT LEAST 10
                                                         BUSINESS DAYS PRIOR TO YOUR NEXT SCHEDULED INVESTMENT DATE (20
                                                         BUSINESS DAYS IF YOU PURCHASED YOUR SHARES THROUGH A BANK).



TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM     MINIMUM
INITIAL     ADDITIONAL                                   SETTING UP OR CHANGING
NOT         NOT                                          (SMALL SOLID BULLET) FOR A NEW OR EXISTING ACCOUNT, ASK YOUR INVESTMENT
APPLICABLE  APPLICABLE                                   PROFESSIONAL FOR THE APPROPRIATE ENROLLMENT FORM.

                                                         (SMALL SOLID BULLET) TO CHANGE THE FUND TO WHICH YOUR DISTRIBUTIONS
                                                         ARE DIRECTED, CONTACT YOUR INVESTMENT PROFESSIONAL FOR INSTRUCTIONS.



FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM

TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY
ADVISOR FUND

MINIMUM                  FREQUENCY                       SETTING UP OR CHANGING
$100                     Monthly, quarterly,             (small solid bullet) To establish, call your investment
                         semi-annually, or annually      professional after both accounts are opened.

                                                         (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

                                                         (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.

                                                         (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.


                                                         (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES

Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December and January; dividends for Strategic Income, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, are declared daily and paid monthly.

DISTRIBUTION OPTIONS

When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.

3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.

4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.

   I    f you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly, or if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund/class with a front-end sales charge, you will not pay a sales charge on those purchases.

When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.

TAXES

As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is
not a tax-a   dvantaged     retirement account, be aware of these tax
implications.

TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.

For federal tax purposes, income and short-term capital gains from the Taxable Funds are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains.

However, for shareholders of the Municipal Funds, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.

Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.

Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.

Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.

The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.

A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.

   During the fiscal period ended 1997, 100% of the income dividends from Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income was free from federal income tax. During the fiscal year ended 1997, 18.90% of Municipal Income's, 8.72% of Intermediate Municipal Income's, and 19.53% of Short-Intermediate Municipal Income's dividends were subject to the federal alternative minimum tax.

TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.

You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.

"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.

CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.

TRANSACTION DETAILS

THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. FSC normally calculates each class's NAV and offering price, as applicable, as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.

A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

THE OFFERING PRICE of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum front-end sales charge of 3.50% of the offering price for the Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds.

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A

EQUITY FUNDS:                  Sales Charge:

                             As a % of        As an            Investment
                            Offering Price    approximate %    Professional
                                              of Net Amount    Concession as % of
                                              Invested         Offering Price
Up to $49,999                5.75%            6.10%            5.00%

$50,000 to $99,999           4.50%            4.71%            3.75%

$100,000 to $249,999         3.50%            3.63%            2.75%

$250,000 to $499,999         2.50%            2.56%            2.00%

$500,000 to $999,999         2.00%            2.04%            1.75%

$1,000,000 to $24,999,999    1.00%            1.01%            0.75%

$25,000,000 or more          None*            None*            *

   * SEE SECTION ENTITLED FINDER'S FEE.

BOND FUNDS:                  Sales Charge:                    Investment
                                                             Professional
                                                             Concession as % of
                                                             Offering Price
                             As a % of       As an
                             Offering Price  approximate %
                                             of Net Amount
                                             Invested
Up to $49,999                4.75%           4.99%           4.25%

$50,000 to $99,999           4.50%           4.71%           4.00%

$100,000 to $249,999         3.50%           3.63%           3.00%

$250,000 to $499,999         2.50%           2.56%           2.25%

$500,000 to $999,999         2.00%           2.04%           1.75%

$1,000,000 to $24,999,999    0.50%           0.50%           0.50%

$25,000,000 or more          None*           None*           *

* SEE SECTION ENTITLED FINDER'S FEE.

INTERMEDIATE-TERM            Sales Charge:                     Investment
BOND FUNDS:                                                    Professional
                                                               Concession as % of
                                                               Offering Price

                             As a % of        As an
                             Offering Price   approximate %
                                              of Net Amount
                                              Invested
Up to $49,999                3.75%            3.91%            3.00%

$50,000 to $99,999           3.00%            3.10%            2.25%

$100,000 to $249,999         2.25%            2.30%            1.75%

$250,000 to $499,999         1.75%            1.78%            1.50%

$500,000 to $999,999         1.50%            1.52%            1.25%

$1,000,000 to $24,999,999    0.50%            0.50%            0.50%

$25,000,000 or more          None*            None*            *



SHORT-TERM BOND FUNDS:          Sales Charge:
                                                                            Investment
                                                        As an               Professional
                                                        approximate %       Concession as % of
                                As a % of               of Net Amount       Concession as % of
                                Offering Price          Invested            Offering Price

Up to $499,999                  1.50%                   1.52%               1.25%
$500,000 to $999,999            1.00%                   1.01%               0.75%
$1,000,000 or more              None*                   None*               *


SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
EQUITY FUNDS:          Sales Charge:                     Investment
                                                         Professional
                                                         Concession as % of
                                                         Offering Price

                        As a % of        As an
                        Offering Price   approximate %
                                         of Net Amount
                                         Invested
Up to $49,999           3.50%            3.63%            3.00%

$50,000 to $99,999      3.00%            3.09%            2.50%

$100,000 to $249,999    2.50%            2.56%            2.00%

$250,000 to $499,999    1.50%            1.52%            1.25%

$500,000 to $999,999    1.00%            1.01%            0.75%

$1,000,000 or more      None*            None*            *

BOND FUNDS:             Sales Charge:                     Investment
                                                          Professional
                                                          Concession as % of
                                                          Offering Price

                        As a % of        As an
                        Offering Price   approximate %
                                         of Net Amount
                                         Invested
Up to $49,999           3.50%            3.63%            3.00%

$50,000 to $99,999      3.00%            3.09%            2.50%

$100,000 to $249,999    2.50%            2.56%            2.00%

$250,000 to $499,999    1.50%            1.52%            1.25%

$500,000 to $999,999    1.00%            1.01%            0.75%

$1,000,000 or more      None*            None*            *

INTERMEDIATE-TERM       Sales Charge:                     Investment
BOND FUNDS:                                               Professional
                                                          Concession as % of
                                                          Offering Price

                        As a % of        As an
                        Offering Price   approximate %
                                         of Net Amount
                                         Invested
Up to $49,999           2.75%            2.83%            2.25%

$50,000 to $99,999      2.25%            2.30%            2.00%

$100,000 to $249,999    1.75%            1.78%            1.50%

$250,000 to $499,999    1.50%            1.52%            1.25%

$500,000 to $999,999    1.00%            1.01%            0.75%

$1,000,000 or more      None*            None*            *

SHORT-TERM BOND FUNDS:   Sales Charge:                      Investment
                                                            Professional
                                                            Concession as % of
                                                            Offering Price

                          As a % of        As an
                          Offering Price   approximate %
                                           of Net Amount
                                           Invested
Up to $499,999            1.50%            1.52%            1.25%

$500,000 to $999,999      1.00%            1.01%            0.75%

$1,000,000 or more        None*            None*            *

* SEE SECTION ENTITLED FINDER'S FEE.

FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. For the Short-Term Bond Funds, on eligible purchases of Class A or Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time. Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or
(ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

       CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

EQUITY FUNDS:

From Date of Purchase               Contingent Deferred
                                    Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

BOND FUNDS:

From Date of Purchase               Contingent Deferred
                                    Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

INTERMEDIATE-TERM BOND FUNDS:

From Date Of Purchase              Contingent Deferred
                                   Sales Charge

Less than 1 year                    3%

1 year to less than 2 years         2%

2 years to less than 3 years        1%

3 years to less than 4 years [B]    0%

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
[B] AFTER A HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.

At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares.

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

CONVERSION FEATURE. After a holding period of seven years (four years for the Intermediate-Term Bond Funds) from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the
other Fidelity Advisor funds, at the NAV next determined after receipt    in
proper form     of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B, or Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B, or Class C shares will continue as if the shares had not been redeemed.

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.

EACH FUND RESERVES THE RIGHT to suspend the offering of shares        for a
period of time.

WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next offering price or NAV, as applicable, calculated after your order is received in proper form. Note the following:

(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.

AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B, and Class C shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.

CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.

TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form, minus any applicable CDSC. Note the following:

(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares of Short Fixed-Income and Short-Intermediate Municipal Income by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.

FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.

IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.

FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.

EXCHANGE RESTRICTIONS As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:

(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.

(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

(small solid bullet) Before exchanging into a fund or class, read its prospectus.

(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any Class A or Class T front-end sales charge you may have previously paid in connection with the shares you are exchanging.

(small solid bullet) Exchanges may have tax consequences for you.

(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.

(small solid bullet) Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.

Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.

OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.


SALES CHARGE REDUCTIONS AND WAIVERS

If your purchase qualifies for one of the following sales charge reduction plans, the front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales Charge schedule beginning on page . Please refer to the funds' SAI for more details about each plan or call your investment professional.

If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.

QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for the Short-Term Bond Funds is $500,000.

To qualify for a quantity discount, investing in a fund's Class A, Class T, Class B, and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for the Short-Term Bond Funds).

RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund, and Daily Money Class shares of Treasury

Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

A LETTER OF INTENT (Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum (see Quantity Discounts above). Purchases of Class B and Class C shares during the 13-month period will count toward the completion of your Letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in your Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital gain distributions do not count toward the completion of your Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete your Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;

5. Purchased for an employee benefit plan that has $25 million or more in plan assets; or

6. Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the
original load waiver certificate is received    in proper form     by FIIOC.

A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan;

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the
original load waiver certificate is received    in proper form     by FIIOC.

You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.

If you are investing through an insurance company separate account, if you are investing through a trust department, if your are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares
without a sales charge (as described in (1), (2), (3) and (4)    on the previous
page    ), Class T shares without a sales charge (as described in (1), (2), (3)
and (4) on the    previous page    ), or Institutional Class shares. Because
Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.

THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:

1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;

2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;

3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or

4. (APPLICABLE TO CLASS C ONLY) In connection with any redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.

Your investment professional should call Fidelity for more information.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS

Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.

AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS

Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

APPENDIX B TECHNOQUANT GROWTH - CLASS A

Calendar year total returns+                                                                                 1997
TECHNOQUANT GROWTH - CLASS A                                                                                 12.12%

Lipper Capital Appreciation Funds Average   A                                                                20.36%

S&P 500                                                                                                      33.36%

Consumer Price Index                                                                                          1.70%



MID CAP - CLASS A

Calendar year total returns+                                                                    1997
MID CAP - CLASS A                                                                               27.36%

Lipper Mid Cap Funds Average B                                                                  19.63%

S&P 400                                                                                         32.25%

Consumer Price Index                                                                             1.70%



EQUITY GROWTH - CLASS A

Calendar year total returns+          1988     1989     1990     1991     1992    1993     1994     1995     1996        1997
EQUITY GROWTH - CLASS A               15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   16.21%      23.89%

Lipper Growth Funds Average C         14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%      25.30%

S&P 500                               16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%    1.32%   37.58%   22.96%      33.36%

Consumer Price Index                   4.42%    4.65%    6.11%    3.06%   2.90%    2.75%    2.67%    2.54%    3.32%       1.70%


(LARGE SOLID BOX) EQUITY GROWTH - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.21
ROW: 12, COL: 1, VALUE: 23.89
GROWTH OPPORTUNITIES - CLASS A

Calendar year total returns+               1988            1989            1990            1991            1992
GROWTH OPPORTUNITIES - CLASS A             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds AverageC               14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+               1993            1994            1995            1996            1997
GROWTH OPPORTUNITIES - CLASS A             22.17%           2.86%          33.04%          17.69%          28.73%

Lipper Growth Funds Average C              10.63%          -2.17%          30.79%          19.24%          25.30%

S&P 500                                    10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                        2.75%           2.67%           2.54%           3.32%           1.70%


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.69
ROW: 12, COL: 1, VALUE: 28.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS A
STRATEGIC OPPORTUNITIES - CLASS A


Calendar year total returns+                   1988            1989            1990            1991            1992
STRATEGIC OPPORTUNITIES - CLASS A              22.25%          32.60%          -7.17%          23.08%          12.87%

Lipper Capital Appreciation FundsA             14.09%          26.60%          -8.24%          39.91%           8.78%

S&P 500                                        16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                 1993            1994            1995            1996            1997
STRATEGIC OPPORTUNITIES - CLASS A            20.44%          -7.17%          38.16%           1.53%          25.92%

Lipper Capital Appreciation Funds A          15.68%          -3.38%          30.34%          16.31%          20.36%

S&P 500                                      10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                          2.75%           2.67%           2.54%           3.32%           1.70%

PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
ROW: 12, COL: 1, VALUE: 25.92
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS A
LARGE CAP - CLASS A


Calendar year total returns+                                                                                   1997
LARGE CAP - CLASS A                                                                                            23.76%

Lipper Growth Funds Average C                                                                                  25.30%

S&P 500                                                                                                        33.36%

Consumer Price Index                                                                                            1.70%



GROWTH & INCOME - CLASS A

Calendar year total returns+                                                                                  1997
GROWTH & INCOME - CLASS A                                                                                     28.00%

Lipper Growth & Income Funds Average D                                                                        27.14%

S&P 500                                                                                                       33.36%

Consumer Price Index                                                                                           1.70%


EQUITY INCOME - CLASS A

Calendar year total returns+                    1988            1989             1990             1991            1992
EQUITY INCOME - CLASS A                         23.23%          18.43%           -14.28%          29.81%          14.68%

Lipper Equity Income Funds Average E            16.74%          22.18%            -6.78%          26.86%           9.77%

S&P 500                                         16.61%          31.69%            -3.10%          30.47%           7.62%

Consumer Price Index                             4.42%           4.65%             6.11%           3.06%           2.90%


Calendar year total returns+                  1993            1994             1995            1996            1997
EQUITY INCOME - CLASS A                       18.03%           6.46%           32.55%          14.47%          25.85%

Lipper Equity Income Funds Average E          13.66%          -2.54%           30.17%          18.85%          27.51%

S&P 500                                       10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                           2.75%           2.67%            2.54%           3.32%           1.70%


(LARGE SOLID BOX) EQUITY INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.47
ROW: 12, COL: 1, VALUE: 25.85
BALANCED - CLASS A

Calendar year total returns+               1988            1989            1990            1991           1992           1993
BALANCED - CLASS A                         20.89%          24.60%          -2.94%          34.48%         9.20%          19.66%

Lipper Balanced Funds Average F            12.34%          19.57%          -0.57%          26.69%         7.07%          10.91%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%         7.62%          10.08%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%         2.90%           2.75%


Calendar year total returns+                  1994             1995            1996            1997
BALANCED - CLASS A                            -5.09%           14.06%           8.31%          22.10%

Lipper Balanced Funds Average F               -2.50%           25.16%          13.76%          19.00%

S&P 500                                        1.32%           37.58%          22.96%          33.36%

Consumer Price Index                           2.67%            2.54%           3.32%           1.70%


(LARGE SOLID BOX) BALANCED - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.310000000000001
ROW: 12, COL: 1, VALUE: 22.1
HIGH YIELD - CLASS A

Calendar year total returns+                          1988            1989             1990              1991            1992
   HIGH YIELD - CLASS A                              17.24%           3.64%            7.30%            34.94%          23.09%


   Lipper High Current Yield Funds AverageG          12.89%          -0.58%          -10.13%            36.91%          17.51%


   Merrill Lynch High Yield Master Index             13.47%           4.23%           -4.35%            34.58%          18.16%


   Consumer Price Index                               4.42%           4.65%            6.11%             3.06%           2.90%


Calendar year total returns+                             1993            1994            1995            1996           1997


   HIGH YIELD - CLASS A                                 20.45%          -1.49%          19.27%          13.05%          15.07%


   Lipper High Current Yield Funds AverageG             18.95%          -3.85%          16.43%          13.67%          12.96%


   Merrill Lynch High Yield Master Index                17.18%          -1.17%          19.91%          11.06%          12.82%


   Consumer Price Index                                  2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) HIGH YIELD - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.05
ROW: 12, COL: 1, VALUE: 15.07
STRATEGIC INCOME - CLASS A


Calendar year total returns+                                              1995            1996            1997

   STRATEGIC INCOME - CLASS A                                            22.02%          12.81%           9.24%

   Lipper Multi-Sector Income Funds AverageH                             16.92%          11.74%           8.77%

   Merrill Lynch High Yield Master Index                                 19.91%          11.06%          12.82%

   Consumer Price Index                                                   2.54%           3.32%           1.70%


(LARGE SOLID BOX) STRATEGIC INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 22.02
ROW: 9, COL: 1, VALUE: 12.81
ROW: 10, COL: 1, VALUE: 9.239999999999998
MORTGAGE SECURITIES - CLASS A


Calendar year total returns+                    1988            1989            1990             1991            1992

   MORTGAGE SECURITIES - CLASS A                6.72%          13.64%          10.36%           13.61%           5.45%

   Lipper U.S. Mortgage Funds AverageI          7.47%          12.71%           9.52%           15.00%           6.38%

   Lehman Brothers Mortgage-Backed              8.72%          15.35%          10.72%           15.72%           6.97%
   Securities Index

   Consumer Price Index                         4.42%           4.65%           6.11%            3.06%           2.90%


Calendar year total returns+                     1993            1994            1995           1996           1997

   MORTGAGE SECURITIES - CLASS A                 6.71%           1.94%          17.02%          5.43%          8.87%

   Lipper U.S. Mortgage Funds AverageI           7.58%          -4.83%          16.29%          3.87%          8.58%

   Lehman Brothers Mortgage-Backed               6.84%          -1.61%          16.80%          5.35%          9.49%
   Securities Index

   Consumer Price Index                          2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) MORTGAGE SECURITIES - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 8.870000000000001
GOVERNMENT INVESTMENT - CLASS A

Calendar year total returns+               1988            1989            1990            1991           1992            1993

GOVERNMENT INVESTMENT - CLASS A            6.57%          11.75%           8.37%          13.45%          6.48%           9.36%

Lipper General U.S. Government Bond        6.67%          12.46%           8.22%          14.44%          6.41%           9.42%
Funds Average J

Lehman Brothers Government Bond Index      7.03%          14.22%           8.72%          15.32%          7.23%           10.66%

Consumer Price Index                       4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                  1994            1995           1996           1997

GOVERNMENT INVESTMENT - CLASS A              -3.85%          17.65%          2.04%          9.01%

Lipper General U.S. Government Bond          -4.64%          17.34%          1.72%          8.84%
Funds Average J

Lehman Brothers Government Bond Index        -3.37%          18.34%          2.77%          9.59%

Consumer Price Index                          2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 1.99
ROW: 12, COL: 1, VALUE: 9.01
INTERMEDIATE BOND - CLASS A


Calendar year total returns+               1988            1989           1990            1991            1992            1993

INTERMEDIATE BOND - CLASS A                7.84%          12.11%          7.91%          15.16%           7.13%          11.49%

Lipper Short-Intermediate Investment       6.16%           9.94%          8.11%          14.01%           6.24%           7.51%
Grade Bond Funds AverageK

Lehman Brothers Intermediate               6.67%          12.77%          9.16%          14.62%           7.17%           8.79%
Government/Corporate Bond Index

Consumer Price Index                       4.42%           4.65%          6.11%           3.06%           2.90%           2.75%


Calendar year total returns+                 1994            1995              1996              1997

INTERMEDIATE BOND - CLASS A                 -2.47%          12.19%             3.21%             7.20%

Lipper Short-Intermediate Investment        -2.08%          12.88%             4.17%             6.62%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                -1.93%          15.33%             4.05%             7.87%
Government/Corporate Bond Index

Consumer Price Index                         2.67%           2.54%             3.32%             1.70%


(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.16
ROW: 12, COL: 1, VALUE: 7.2
SHORT FIXED-INCOME - CLASS A

Calendar year total returns+                    1988            1989            1990            1991            1992

SHORT FIXED-INCOME - CLASS A                    6.19%          10.31%           5.87%          13.37%           7.61%

Lipper Short Investment Grade Bond
                                                6.86%          10.22%           7.87%          12.88%           5.97%
Funds AverageL

Lehman Brothers 1-3 Year                        6.34%          10.97%           9.69%          11.83%           6.35%
Government/Corporate Bond Index

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                   1993            1994            1995            1996           1997

SHORT FIXED-INCOME - CLASS A                   9.49%          -3.37%           9.81%           4.13%          6.22%

Lipper Short Investment Grade Bond
                                               6.45%          -0.44%          10.84%           4.64%          6.19%
Funds AverageL

Lehman Brothers 1-3 Year                       5.55%           0.55%          10.96%           5.14%          6.66%
Government/Corporate Bond Index

Consumer Price Index                           2.75%           2.67%           2.54%           3.32%          1.70%


(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.07
ROW: 12, COL: 1, VALUE: 6.22
MUNICIPAL INCOME - CLASS A


Calendar year total returns+                      1988            1989            1990             1991            1992

MUNICIPAL INCOME - CLASS A                       11.80%          13.09%          10.29%           12.18%          11.11%

Lipper General Municipal Debt
Funds Average M                                  11.53%           9.65%           6.05%           12.09%           8.79%

Lehman Brothers Municipal Bond Index             10.16%          10.79%           7.29%           12.14%           8.81%

Consumer Price Index                              4.42%           4.65%           6.11%            3.06%           2.90%


Calendar year total returns+                      1993            1994            1995            1996           1997

MUNICIPAL INCOME - CLASS A                       13.79%          -8.05%          16.65%           3.04%          9.99%

Lipper General Municipal Debt
Funds Average M                                  12.47%          -6.50%          16.84%           3.30%          9.11%

Lehman Brothers Municipal Bond Index             12.29%          -5.17%          17.45%           4.43%          9.19%

Consumer Price Index                              2.75%           2.67%           2.54%           3.32%          1.70%


(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.99
ROW: 12, COL: 1, VALUE: 9.99
INTERMEDIATE MUNICIPAL INCOME - CLASS A


Calendar year total returns+                        1988           1989           1990            1991            1992

INTERMEDIATE MUNICIPAL INCOME - CLASS A             7.38%          7.79%          6.37%           9.64%           7.31%

Lipper Intermediate Municipal Debt
Funds Average N                                     7.57%          8.26%          6.59%          10.52%           7.80%

Consumer Price Index                                4.42%          4.65%          6.11%           3.06%           2.90%


Calendar year total returns+                       1993             1994            1995           1996           1997

INTERMEDIATE MUNICIPAL INCOME - CLASS A            9.43%           -5.68%          14.20%          3.82%          8.02%

Lipper Intermediate Municipal Debt
Funds Average N                                   10.18%           -3.51%          12.89%          3.70%          7.16%

Consumer Price Index                               2.75%            2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.78
ROW: 12, COL: 1, VALUE: 8.02
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total returns+                                                    1995           1996           1997

SHORT-INTERMEDIATE MUNICIPAL INCOME -                                           8.68%          3.53%          5.14%
CLASS A

Lipper Short-Intermediate Municipal                                             7.43%          3.53%          5.20%
Debt Funds Average O

Consumer Price Index                                                            2.54%          3.32%          1.70%


(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS A
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 8.68
ROW: 11, COL: 1, VALUE: 3.53
ROW: 12, COL: 1, VALUE: 5.14
TECHNOQUANT GROWTH - CLASS T


Calendar year total returns+                                                                              1997

TECHNOQUANT GROWTH - CLASS T                                                                             11.82%

Lipper Capital Appreciation Funds Average A                                                              20.36%

S&P 500                                                                                                  33.36%

Consumer Price Index                                                                                      1.70%



MID CAP - CLASS T


Calendar year total returns+                                                                                    1997

MID CAP - CLASS T                                                                                              27.25%

Lipper Mid Cap Funds Average B                                                                                 19.63%

S&P 400                                                                                                        32.25%

Consumer Price Index                                                                                            1.70%


EQUITY GROWTH - CLASS T


Calendar year total returns+              1988            1989            1990             1991           1992            1993

EQUITY GROWTH - CLASS T                  15.57%          44.84%           6.93%           64.71%          9.89%          14.85%

Lipper Growth Funds Average C            14.79%          26.91%          -4.49%           36.70%          8.08%          10.63%

S&P 500                                  16.61%          31.69%          -3.10%           30.47%          7.62%          10.08%

Consumer Price Index                      4.42%           4.65%           6.11%            3.06%          2.90%           2.75%


Calendar year total returns+                1994             1995            1996            1997

EQUITY GROWTH - CLASS T                    -0.89%           39.14%          16.24%          23.93%

Lipper Growth Funds AverageC               -2.17%           30.79%          19.24%          25.30%

S&P 500                                     1.32%           37.58%          22.96%          33.36%

Consumer Price Index                        2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) EQUITY GROWTH - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.24
ROW: 12, COL: 1, VALUE: 23.93
GROWTH OPPORTUNITIES - CLASS T


Calendar year total returns+                1988            1989            1990            1991            1992

GROWTH OPPORTUNITIES - CLASS T             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds Average C              14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                1993            1994             1995            1996            1997

GROWTH OPPORTUNITIES - CLASS T             22.17%           2.86%           33.04%          17.73%          28.56%

Lipper Growth Funds Average C              10.63%          -2.17%           30.79%          19.24%          25.30%

S&P 500                                    10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                        2.75%           2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
ROW: 12, COL: 1, VALUE: 28.56
STRATEGIC OPPORTUNITIES - CLASS T


Calendar year total returns+                    1988            1989            1990            1991            1992

STRATEGIC OPPORTUNITIES - CLASS T              22.25%          32.60%          -7.17%          23.08%          12.87%

Lipper Capital Appreciation Funds A            14.09%          26.60%          -8.24%          39.91%           8.78%

S&P 500                                        16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                     1993            1994            1995            1996            1997

STRATEGIC OPPORTUNITIES - CLASS T               20.44%          -7.17%          38.16%           1.53%          26.01%

Lipper Capital Appreciation Funds A             15.68%          -3.38%          30.34%          16.31%          20.36%

S&P 500                                         10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                             2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
ROW: 12, COL: 1, VALUE: 26.01
LARGE CAP - CLASS T

Calendar year total returns+                                                                                     1997

LARGE CAP - CLASS T                                                                                             23.82%

Lipper Growth Funds Average C                                                                                   25.30%

S&P 500                                                                                                         33.36%

Consumer Price Index                                                                                             1.70%



GROWTH & INCOME - CLASS T


Calendar year total returns+                                                                                    1997

GROWTH & INCOME - CLASS T                                                                                      27.69%

Lipper Growth and Income Funds AverageD                                                                        27.14%

S&P 500                                                                                                        33.36%

Consumer Price Index                                                                                            1.70%



EQUITY INCOME - CLASS T


Calendar year total returns+                     1988            1989             1990             1991            1992

EQUITY INCOME - CLASS T                         23.23%          18.43%          -14.28%           29.81%          14.68%

Lipper Equity Income Funds Average E            16.74%          22.18%           -6.78%           26.86%           9.77%

S&P 500                                         16.61%          31.69%           -3.10%           30.47%           7.62%

Consumer Price Index                             4.42%           4.65%            6.11%            3.06%           2.90%


Calendar year total returns+                   1993            1994             1995            1996            1997

EQUITY INCOME - CLASS T                       18.03%           6.46%           32.55%          14.61%          25.89%

Lipper Equity Income Funds Average E          13.66%          -2.54%           30.17%          18.85%          27.51%

S&P 500                                       10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                           2.75%           2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) EQUITY INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.61
ROW: 12, COL: 1, VALUE: 25.89
BALANCED - CLASS T

Calendar year total returns+                1988            1989            1990            1991           1992            1993

BALANCED - CLASS T                         20.89%          24.60%          -2.94%          34.48%          9.20%          19.66%

Lipper Balanced Funds Average F            12.34%          19.57%          -0.57%          26.69%          7.07%          10.91%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                   1994             1995            1996             1997

BALANCED - CLASS T                            -5.09%           14.06%           8.43%           22.33%

Lipper Balanced Funds Average F               -2.50%           25.16%          13.76%           19.00%

S&P 500                                        1.32%           37.58%          22.96%           33.36%

Consumer Price Index                           2.67%            2.54%           3.32%            1.70%



(LARGE SOLID BOX) BALANCED - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.43
ROW: 12, COL: 1, VALUE: 22.33
HIGH YIELD - CLASS T


Calendar year total returns+                          1988            1989             1990             1991            1992

HIGH YIELD - CLASS T                                 17.24%           3.64%            7.30%           34.94%          23.09%


Lipper High Current Yield Funds Average G            12.89%          -0.58%          -10.13%           36.91%          17.51%


Merrill Lynch High Yield Master Index                13.47%           4.23%           -4.35%           34.58%          18.16%


Consumer Price Index                                  4.42%           4.65%            6.11%            3.06%           2.90%



Calendar year total returns+                           1993            1994            1995            1996           1997


HIGH YIELD - CLASS T                                  20.45%          -1.49%          19.27%          13.26%          15.09%


Lipper High Current Yield Funds Average G             18.95%          -3.85%          16.43%          13.67%          12.96%


Merrill Lynch High Yield Master Index                 17.18%          -1.17%          19.91%          11.06%          12.82%


Consumer Price Index                                   2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) HIGH YIELD - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.26
ROW: 12, COL: 1, VALUE: 15.09
STRATEGIC INCOME - CLASS T


Calendar year total returns+                                                 1995            1996            1997

STRATEGIC INCOME - CLASS T                                                  22.02%          12.89%           9.33%

Lipper Multi-Sector Income Funds Average H                                  16.92%          11.74%           8.77%

Merrill Lynch High Yield Master Index                                       19.91%          11.06%          12.82%

Consumer Price Index                                                         2.54%           3.32%           1.70%



(LARGE SOLID BOX) STRATEGIC INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 22.02
ROW: 9, COL: 1, VALUE: 12.89
ROW: 10, COL: 1, VALUE: 9.33
MORTGAGE SECURITIES - CLASS T

Calendar year total returns+                    1988            1989            1990             1991           1992

MORTGAGE SECURITIES - CLASS T                   6.72%          13.64%          10.36%           13.61%          5.45%

Lipper U.S. Mortgage Funds Average I            7.47%          12.71%           9.52%           15.00%          6.38%

Lehman Brothers Mortgage   -    Backed          8.72%          15.35%          10.72%           15.72%          6.97%
Securities Index

Consumer Price Index                            4.42%           4.65%           6.11%            3.06%          2.90%


Calendar year total returns+                      1993            1994            1995           1996           1997

MORTGAGE SECURITIES - CLASS T                     6.71%           1.94%          17.02%          5.43%          8.88%

Lipper U.S. Mortgage Funds Average I              7.58%          -4.83%          16.29%          3.87%          8.58%

Lehman Brothers Mortgage   -    Backed            6.84%          -1.61%          16.80%          5.35%          9.49%
Securities Index

Consumer Price Index                              2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) MORTGAGE SECURITIES - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 8.880000000000001
GOVERNMENT INVESTMENT - CLASS T


Calendar year total returns+               1988            1989           1990            1991           1992            1993

GOVERNMENT INVESTMENT - CLASS T            6.57%          11.75%          8.37%          13.45%          6.48%           9.36%

Lipper General U.S. Government Bond        6.67%          12.46%          8.22%          14.44%          6.41%           9.42%
Funds Average J

Lehman Brothers Government Bond Index      7.03%          14.22%          8.72%          15.32%          7.23%          10.66%

Consumer Price Index                       4.42%           4.65%          6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                 1994            1995           1996           1997

GOVERNMENT INVESTMENT - CLASS T             -3.85%          17.65%          2.12%          8.71%

Lipper General U.S. Government Bond         -4.64%          17.34%          1.72%          8.84%
Funds Average J

Lehman Brothers Government Bond Index       -3.37%          18.34%          2.77%          9.59%

Consumer Price Index                         2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 2.12
ROW: 12, COL: 1, VALUE: 8.709999999999999
INTERMEDIATE BOND - CLASS T


Calendar year total returns+                      1988           1989           1990            1991           1992

INTERMEDIATE BOND - CLASS T                       7.84%         12.11%          7.91%          15.16%          7.13%

Lipper    Short-    Intermediate Investment       6.16%          9.94%          8.11%          14.01%          6.24%
Grade Bond Funds Average K

Lehman Brothers Intermediate                      6.67%         12.77%          9.16%          14.62%          7.17%
Government/Corporate Bond Index

Consumer Price Index                              4.42%          4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                        1993            1994            1995           1996           1997

INTERMEDIATE BOND - CLASS T                        11.49%          -2.47%          12.19%          3.41%          7.03%

Lipper    Short-    Intermediate Investment         7.51%          -2.08%          12.88%          4.17%          6.62%
Grade Bond Funds Average K

Lehman Brothers Intermediate                        8.79%          -1.93%          15.33%          4.05%          7.87%
Government/Corporate Bond Index

Consumer Price Index                                2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.41
ROW: 12, COL: 1, VALUE: 7.03
SHORT FIXED-INCOME - CLASS T

Calendar year total returns+           1988          1989    1990     1991    1992    1993     1994     1995       1996

SHORT FIXED-INCOME - CLASS T           6.19%        10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%    9.81%      4.57%

Lipper Short Investment Grade Bond     6.86%        10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%      4.64%
Funds Average L

Lehman Brothers 1-3 Year               6.34%        10.97%   9.69%   11.83%   6.35%   5.55%    0.55%   10.96%      5.14%
Government/Corporate Bond Index

Consumer Price Index                   4.42%         4.65%   6.11%    3.06%   2.90%   2.75%    2.67%    2.54%      3.32%


Calendar year total returns+              1997

SHORT FIXED-INCOME - CLASS T              6.18%

Lipper Short Investment Grade Bond        6.19%
Funds Average L

Lehman Brothers 1-3 Year                  6.66%
Government/Corporate Bond Index

Consumer Price Index                      1.70%



(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.57
ROW: 12, COL: 1, VALUE: 6.18
MUNICIPAL INCOME - CLASS T


Calendar year total returns+                      1988            1989            1990            1991            1992

MUNICIPAL INCOME - CLASS T                       11.80%          13.09%          10.29%          12.18%          11.11%

Lipper General Municipal Debt                    11.53%           9.65%           6.05%          12.09%           8.79%
Funds Average M

Lehman Brothers Municipal Bond Index             10.16%          10.79%           7.29%          12.14%           8.81%

Consumer Price Index                              4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                     1993            1994            1995           1996           1997

MUNICIPAL INCOME - CLASS T                      13.79%          -8.05%          16.65%          2.95%         10.13%

Lipper General Municipal Debt                   12.47%          -6.50%          16.84%          3.30%          9.11%
Funds Average M

Lehman Brothers Municipal Bond Index            12.29%          -5.17%          17.45%          4.43%          9.19%

Consumer Price Index                             2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.95
ROW: 12, COL: 1, VALUE: 10.13
INTERMEDIATE MUNICIPAL INCOME - CLASS T


Calendar year total returns+                        1988           1989           1990            1991           1992

INTERMEDIATE MUNICIPAL INCOME - CLASS T             7.38%          7.79%          6.37%           9.64%          7.31%

Lipper Intermediate Municipal Debt
                                                    7.57%          8.26%          6.59%          10.52%          7.80%
Funds Average N

Consumer Price Index                                4.42%          4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                        1993            1994            1995           1996           1997

INTERMEDIATE MUNICIPAL INCOME - CLASS T             9.43%          -5.68%          14.20%          3.89%          7.80%

Lipper Intermediate Municipal Debt
                                                   10.18%          -3.51%          12.89%          3.70%          7.16%
Funds Average N

Consumer Price Index                                2.75%           2.67%           2.54%          3.32%          1.70%



(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.89
ROW: 12, COL: 1, VALUE: 7.8
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T

Calendar year total returns+                                                       1995    1996       1997

SHORT-INTERMEDIATE MUNICIPAL INCOME -                                              8.68%   3.64%      5.03%
CLASS T

Lipper Short-Intermediate Municipal                                                7.43%   3.53%      5.20%
Debt Funds Average O

Consumer Price Index                                                               2.54%   3.32%      1.70%



(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS T
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 8.68
ROW: 9, COL: 1, VALUE: 3.64
ROW: 10, COL: 1, VALUE: 5.03
TECHNOQUANT GROWTH - CLASS B

Calendar year total returns+                                                                                         1997

TECHNOQUANT GROWTH - CLASS B                                                                                        11.31%

Lipper    Capital Appreciation     Funds Average A                                                                  20.36%

S&P 500                                                                                                             33.36%

Consumer Price Index                                                                                                 1.70%



MID CAP - CLASS B

Calendar year total returns+                                                                    1997

MID CAP - CLASS B                                                                               26.68%

Lipper Mid Cap Funds Average B                                                                  19.63%

S&P 400                                                                                         32.25%

Consumer Price Index                                                                             1.70%


EQUITY GROWTH - CLASS B

Calendar year total returns+              1988            1989            1990            1991           1992            1993

EQUITY GROWTH - CLASS B                  15.57%          44.84%           6.93%          64.71%          9.89%          14.85%

Lipper Growth Funds Average C            14.79%          26.91%          -4.49%          36.70%          8.08%          10.63%

S&P 500                                  16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                      4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+              1993            1994            1995            1996            1997

EQUITY GROWTH - CLASS B                  14.85%          -0.89%          39.14%          15.69%          23.11%

Lipper Growth Funds Average C            10.63%          -2.17%          30.79%          19.24%          25.30%

S&P 500                                  10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                      2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) EQUITY GROWTH - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 15.69
ROW: 12, COL: 1, VALUE: 23.11
GROWTH OPPORTUNITIES - CLASS B


Calendar year total returns+                1988            1989            1990            1991            1992

GROWTH OPPORTUNITIES - CLASS B             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds Average C              14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                  1993            1994             1995            1996            1997

GROWTH OPPORTUNITIES - CLASS B               22.17%           2.86%           33.04%          17.73%          27.96%

Lipper Growth Funds Average C                10.63%          -2.17%           30.79%          19.24%          25.30%

S&P 500                                      10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                          2.75%           2.67%            2.54%           3.32%           1.70%



(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
ROW: 12, COL: 1, VALUE: 27.96
STRATEGIC OPPORTUNITIES - CLASS B


Calendar year total returns+                    1988            1989            1990            1991            1992

STRATEGIC OPPORTUNITIES - CLASS B              22.25%          32.60%          -7.17%          23.08%          12.87%

Lipper Capital Appreciation Funds A            14.09%          26.60%          -8.24%          39.91%           8.78%

S&P 500                                        16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                            4.42%           4.65%           6.11%           3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996            1997

STRATEGIC OPPORTUNITIES - CLASS B              20.44%          -7.22%          37.35%           1.00%          25.47%

Lipper Capital Appreciation Funds A            15.68%          -3.38%          30.34%          16.31%          20.36%

S&P 500                                        10.08%           1.32%          37.58%          22.96%          33.36%

Consumer Price Index                            2.75%           2.67%           2.54%           3.32%           1.70%



(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.22
ROW: 10, COL: 1, VALUE: 37.34999999999999
ROW: 11, COL: 1, VALUE: 1.0
ROW: 12, COL: 1, VALUE: 25.47
LARGE CAP - CLASS B

Calendar year total returns+                                                                    1997

LARGE CAP - CLASS B                                                                            23.21%

Lipper Growth Funds Average C                                                                  25.30%

S&P 500                                                                                        33.36%

Consumer Price Index                                                                            1.70%



GROWTH & INCOME - CLASS B

Calendar year total returns+                                                                                      1997

GROWTH & INCOME - CLASS B                                                                                        27.07%

Lipper Growth    and Income     Funds Average D                                                                  27.14%

S&P 500                                                                                                          33.36%

Consumer Price Index                                                                                              1.70%



EQUITY INCOME - CLASS B


Calendar year total returns+                  1988     1989     1990      1991     1992      1993     1994      1995     1996

EQUITY INCOME - CLASS B                      23.23%   18.43%  -14.28%    29.81%   14.68%    18.03%    6.39%    31.96%   14.00%

Lipper Equity Income Funds Average E         16.74%   22.18%   -6.78%    26.86%    9.77%    13.66%   -2.54%    30.17%   18.85%

S&P 500                                      16.61%   31.69%   -3.10%    30.47%    7.62%    10.08%    1.32%    37.58%   22.96%

Consumer Price Index                          4.42%    4.65%    6.11%     3.06%    2.90%     2.75%    2.67%     2.54%    3.32%


Calendar year total returns+                      1997

EQUITY INCOME - CLASS B                          25.25%

Lipper Equity Income Funds Average E             27.51%

S&P 500                                          33.36%

Consumer Price Index                              1.70%



(LARGE SOLID BOX) EQUITY INCOME - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.39
ROW: 10, COL: 1, VALUE: 31.96
ROW: 11, COL: 1, VALUE: 14.0
ROW: 12, COL: 1, VALUE: 25.25

BALANCED - CLASS B

Calendar year total returns+               1988            1989            1990            1991            1992           1993

BALANCED - CLASS B                         20.89%          24.60%          -2.94%          34.48%          9.20%          19.66%

Lipper Balanced Funds AverageF             12.34%          19.57%          -0.57%          26.69%          7.07%          10.91%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%          2.90%           2.75%


Calendar year total returns+                   1994           1995            1996            1997

BALANCED - CLASS B                            -5.09%          14.06%           8.29%          21.40%

Lipper Balanced Funds AverageF                -2.50%          25.16%          13.76%          19.00%

S&P 500                                        1.32%          37.58%          22.96%          33.36%

Consumer Price Index                           2.67%           2.54%           3.32%           1.70%

(LARGE SOLID BOX) BALANCED - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.289999999999999
ROW: 12, COL: 1, VALUE: 21.4

HIGH YIELD - CLASS B

Calendar year total returns+                       1988            1989            1990             1991            1992

HIGH YIELD - CLASS B                              17.24%           3.64%            7.30%           34.94%          23.09%

Lipper High Current Yield                         12.89%          -0.58%          -10.13%           36.91%          17.51%
Funds AverageG

Merrill Lynch High Yield Master Index             13.47%           4.23%           -4.35%           34.58%          18.16%

Consumer Price Index                               4.42%           4.65%            6.11%            3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996            1997

HIGH YIELD - CLASS B                           20.45%          -2.11%          18.34%          12.45%          14.32%

Lipper High Current Yield                      18.95%          -3.85%          16.43%          13.67%          12.96%
Funds AverageG

Merrill Lynch High Yield Master Index          17.18%          -1.17%          19.91%          11.06%          12.82%

Consumer Price Index                            2.75%           2.67%           2.54%           3.32%           1.70%


(LARGE SOLID BOX) HIGH YIELD - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -2.11
ROW: 10, COL: 1, VALUE: 18.34
ROW: 11, COL: 1, VALUE: 12.45
ROW: 12, COL: 1, VALUE: 14.32

STRATEGIC INCOME - CLASS B

Calendar year total returns+                          1995            1996            1997

STRATEGIC INCOME - CLASS B                            21.35%          12.14%           8.60%

Lipper Multi-Sector Income Funds AverageH             16.92%          11.74%           8.77%

Merrill Lynch High Yield Master Index                 19.91%          11.06%          12.82%

Consumer Price Index                                   2.54%           3.32%           1.70%


(LARGE SOLID BOX) STRATEGIC INCOME - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 21.35
ROW: 9, COL: 1, VALUE: 12.14
ROW: 10, COL: 1, VALUE: 8.6

MORTGAGE SECURITIES - CLASS B

Calendar year total returns+                 1988           1989            1990             1991            1992           1993

MORTGAGE SECURITIES - CLASS B                6.72%          13.64%          10.36%           13.61%          5.45%          6.71%

Lipper U.S. Mortgage Funds Average   I       7.47%          12.71%           9.52%           15.00%          6.38%          7.58%

Lehman Brothers Mortgage-Backed              8.72%          15.35%          10.72%           15.72%          6.97%          6.84%
Securities Index

Consumer Price Index                         4.42%           4.65%           6.11%            3.06%          2.90%          2.75%




Calendar year total returns+                      1994            1995            1996              1997

MORTGAGE SECURITIES - CLASS B                     1.94%           17.02%          5.43%             8.19%

Lipper U.S. Mortgage Funds Average   I           -4.83%           16.29%          3.87%             8.58%

Lehman Brothers Mortgage-Backed                  -1.61%           16.80%          5.35%             9.49%
Securities Index

Consumer Price Index                              2.67%            2.54%          3.32%             1.70%


(LARGE SOLID BOX) MORTGAGE SECURITIES - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 8.19
GOVERNMENT INVESTMENT - CLASS B

Calendar year total returns+               1988           1989            1990            1991            1992            1993

GOVERNMENT INVESTMENT - CLASS B            6.57%          11.75%          8.37%           13.45%          6.48%           9.36%

Lipper General U.S. Government Bond        6.67%          12.46%          8.22%           14.44%          6.41%           9.42%
Funds Average   J

Lehman Brothers Government Bond Index      7.03%          14.22%          8.72%           15.32%          7.23%          10.66%

Consumer Price Index                       4.42%           4.65%          6.11%            3.06%          2.90%           2.75%


Calendar year total returns+                   1994           1995            1996              1997

GOVERNMENT INVESTMENT - CLASS B               -4.38%          16.92%          1.37%             8.02%

Lipper General U.S. Government Bond           -4.64%          17.34%          1.72%             8.84%
Funds Average   J

Lehman Brothers Government Bond Index         -3.37%          18.34%          2.77%             9.59%

Consumer Price Index                           2.67%           2.54%          3.32%             1.70%


(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -4.38
ROW: 10, COL: 1, VALUE: 16.92
ROW: 11, COL: 1, VALUE: 1.37
ROW: 12, COL: 1, VALUE: 8.02
INTERMEDIATE BOND - CLASS B

Calendar year total returns+                   1988           1989           1990         1991            1992           1993

INTERMEDIATE BOND - CLASS B                    7.84%          12.11%         7.91%        15.16%          7.13%          11.49%

Lipper Short-Intermediate Investment           6.16%           9.94%         8.11%        14.01%          6.24%           7.51%
GradeBond Funds Average K

Lehman Brothers Intermediate                   6.67%          12.77%         9.16%        14.62%          7.17%           8.79%
Government/Corporate Bond Index

Consumer Price Index                           4.42%           4.65%         6.11%         3.06%          2.90%           2.75%



Calendar year total returns+                      1994           1995            1996             1997

INTERMEDIATE BOND - CLASS B                      -3.12%          11.51%          2.63%            6.30%

Lipper Short-Intermediate Investment-             2.08%          12.88%          4.17%            6.62%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                     -1.93%          15.33%          4.05%            7.87%
Government/Corporate Bond Index

Consumer Price Index                              2.67%           2.54%          3.32%            1.70%


(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -3.1
ROW: 10, COL: 1, VALUE: 11.51
ROW: 11, COL: 1, VALUE: 2.63
ROW: 12, COL: 1, VALUE: 6.3
MUNICIPAL INCOME - CLASS B

Calendar year total returns+                     1988            1989           1990           1991            1992

MUNICIPAL INCOME - CLASS B                       11.80%          13.09%         10.29%         12.18%          11.11%

Lipper General Municipal Debt                    11.53%           9.65%          6.05%         12.09%           8.79%
Funds Average M

Lehman Brothers Municipal Bond Inde    x         10.16%          10.79%          7.29%         12.14%           8.81%

Consumer Price Index                              4.42%           4.65%          6.11%          3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996            1997

MUNICIPAL INCOME - CLASS B                      13.79%          -8.54%          15.60%          2.28%           9.38%

Lipper General Municipal Debt                   12.47%          -6.50%          16.84%          3.30%           9.11%
Funds Average   M

Lehman Brothers Municipal Bond Index            12.29%          -5.17%          17.45%          4.43%           9.19%

Consumer Price Index                             2.75%           2.67%           2.54%          3.32%           1.70%


(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.52
ROW: 10, COL: 1, VALUE: 15.6
ROW: 11, COL: 1, VALUE: 2.28
ROW: 12, COL: 1, VALUE: 9.380000000000001
INTERMEDIATE MUNICIPAL INCOME - CLASS B


Calendar year total returns+              1988    1989    1990    1991      1992    1993      1994     1995     1996       1997

INTERMEDIATE MUNICIPAL INCOME - CLASS B   7.38%   7.79%   6.37%    9.64%    7.32%    9.43%    -6.13%   13.22%   3.23%      7.22%

Lipper Intermediate Municipal Debt        7.57%   8.26%   6.59%   10.52%    7.80%   10.18%    -3.51%   12.89%   3.70%      7.16%
Funds Average N

Consumer Price Index                      4.42%   4.65%   6.11%    3.06%    2.90%    2.75%     2.67%    2.54%   3.32%      1.70%


(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS B
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 13.71
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.319999999999999
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -6.119999999999999
ROW: 10, COL: 1, VALUE: 13.22
ROW: 11, COL: 1, VALUE: 2.84
ROW: 12, COL: 1, VALUE: 7.22
TECHNOQUANT GROWTH - CLASS C


Calendar year total returns+                         1997

TECHNOQUANT GROWTH - CLASS C                         11.35%

Lipper Capital Appreciation Funds AverageA           20.36%

S&P 500                                              33.36%

Consumer Price Index                                  1.70%



MID CAP - CLASS C



Calendar year total returns+              1997

MID CAP - CLASS C                         26.67%

Lipper Mid Cap Funds Average B            19.63%

S&P 400                                   32.25%

Consumer Price Index                       1.70%



EQUITY GROWTH - CLASS C

Calendar year total returns+             1988            1989            1990            1991            1992           1993

EQUITY GROWTH - CLASS C                  15.57%          44.84%           6.93%          64.71%          9.89%          14.85%

Lipper Growth Funds AverageC             14.79%          26.91%          -4.49%          36.70%          8.08%          10.63%

S&P 500                                  16.61%          31.69%          -3.10%          30.47%          7.62%          10.08%

Consumer Price Index                      4.42%           4.65%           6.11%           3.06%          2.90%           2.75%



Calendar year total returns+               1994           1995             1996            1997

EQUITY GROWTH - CLASS C                   -0.89%          39.14%           15.69%          23.11%

Lipper Growth Funds AverageC              -2.17%          30.79%           19.24%          25.30%

S&P 500                                    1.32%          37.58%           22.96%          33.36%

Consumer Price Index                       2.67%           2.54%            3.32%           1.70%


(LARGE SOLID BOX) EQUITY GROWTH - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 15.69
ROW: 12, COL: 1, VALUE: 23.11
GROWTH OPPORTUNITIES - CLASS C

Calendar year total returns+               1988            1989            1990            1991            1992

GROWTH OPPORTUNITIES - CLASS C             33.28%          24.14%          -1.65%          42.68%          15.03%

Lipper Growth Funds AverageC               14.79%          26.91%          -4.49%          36.70%           8.08%

S&P 500                                    16.61%          31.69%          -3.10%          30.47%           7.62%

Consumer Price Index                        4.42%           4.65%           6.11%           3.06%           2.90%



Calendar year total returns+                1993          1994            1995            1996            1997

GROWTH OPPORTUNITIES - CLASS C              22.17%         2.86%          33.04%          17.73%          28.00%

Lipper Growth Funds AverageC                10.63%        -2.17%          30.79%          19.24%          25.30%

S&P 500                                     10.08%         1.32%          37.58%          22.96%          33.36%

Consumer Price Index                         2.75%         2.67%           2.54%           3.32%           1.70%


(LARGE SOLID BOX)    GROWTH     OPPORTUNITIES - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
ROW: 12, COL: 1, VALUE: 28.0
LARGE CAP - CLASS C


Calendar year total returns+             1997

LARGE CAP - CLASS C                      23.12%

Lipper Growth Funds AverageC             25.30%

S&P 500                                  33.36%

Consumer Price Index                      1.70%



GROWTH & INCOME - CLASS C


Calendar year total returns+                       1997

GROWTH & INCOME - CLASS C                          27.06%

Lipper Growth and Income Funds AverageD            27.14%

S&P 500                                            33.36%

Consumer Price Index                                1.70%


EQUITY INCOME - CLASS C


Calendar year total returns+                    1988            1989            1990             1991            1992

EQUITY INCOME - CLASS C                         23.23%          18.43%          -14.28%          29.81%          14.68%

Lipper Equity Income Funds AverageE             16.74%          22.18%          -6.78%           26.86%           9.77%

S&P 500                                         16.61%          31.69%          -3.10%           30.47%           7.62%

Consumer Price Index                             4.42%           4.65%           6.11%            3.06%           2.90%


Calendar year total returns+                    1993             1994            1995            1996            1997

EQUITY INCOME - CLASS C                         18.03%           6.39%           31.96%          14.00%          25.29%

Lipper Equity Income Funds AverageE             13.66%          -2.54%           30.17%          18.85%          27.51%

S&P 500                                         10.08%           1.32%           37.58%          22.96%          33.36%

Consumer Price Index                             2.75%           2.67%            2.54%           3.32%           1.70%


(LARGE SOLID BOX) EQUITY INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.39
ROW: 10, COL: 1, VALUE: 31.96
ROW: 11, COL: 1, VALUE: 14.0
ROW: 12, COL: 1, VALUE: 25.29
BALANCED - CLASS C



Calendar year total returns+                 1988            1989             1990           1991            1992

BALANCED - CLASS C                           20.89%          24.60%          -2.94%          34.48%          9.20%

Lipper Balanced Funds AverageF               12.34%          19.57%          -0.57%          26.69%          7.07%

S&P 500                                      16.61%          31.69%          -3.10%          30.47%          7.62%

Consumer Price Index                          4.42%           4.65%           6.11%           3.06%          2.90%


Calendar year total returns+                 1993             1994           1995           1996            1997

BALANCED - CLASS C                           19.66%          -5.09%          14.06%          8.29%          21.51%

Lipper Balanced Funds AverageF               10.91%          -2.50%          25.16%         13.76%          19.00%

S&P 500                                      10.08%           1.32%          37.58%         22.96%          33.36%

Consumer Price Index                          2.75%           2.67%           2.54%          3.32%           1.70%


(LARGE SOLID BOX) BALANCED - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.289999999999999
ROW: 12, COL: 1, VALUE: 21.51
HIGH YIELD - CLASS C



Calendar year total returns+                         1988             1989            1990             1991          1992

HIGH YIELD - CLASS C                                 17.24%           3.64%            7.30%          34.94%         23.09%

Lipper High Current Yield Funds AverageG             12.89%          -0.58%          -10.13%          36.91%         17.51%

Merrill Lynch High Yield Master Index                13.47%           4.23%           -4.35%          34.58%         18.16%

Consumer Price Index                                  4.42%           4.65%            6.11%           3.06%          2.90%



Calendar year total returns+                      1993            1994            1995            1996            1997

HIGH YIELD - CLASS C                              20.45%          -2.11%          18.34%          12.45%          14.18%

Lipper High Current Yield Funds AverageG          18.95%          -3.85%          16.43%          13.67%          12.96%

Merrill Lynch High Yield Master Index             17.18%          -1.17%          19.91%          11.06%          12.82%

Consumer Price Index                               2.75%           2.67%           2.54%           3.32%           1.70%


(LARGE SOLID BOX) HIGH YIELD - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -2.11
ROW: 10, COL: 1, VALUE: 18.34
ROW: 11, COL: 1, VALUE: 12.45
ROW: 12, COL: 1, VALUE: 14.18
STRATEGIC INCOME - CLASS C


Calendar year total returns+                         1995            1996            1997

STRATEGIC INCOME - CLASS C                          21.35%          12.14%           8.55%

Lipper Multi-Sector Income Funds AverageH           16.92%          11.74%           8.77%

Merrill Lynch High Yield Master Index               19.91%          11.06%          12.82%

Consumer Price Index                                 2.54%           3.32%           1.70%


(LARGE SOLID BOX) STRATEGIC INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 21.35
ROW: 11, COL: 1, VALUE: 12.14
ROW: 12, COL: 1, VALUE: 8.550000000000001
GOVERNMENT INVESTMENT - CLASS C



Calendar year total returns+                      1988           1989            1990           1991            1992

GOVERNMENT INVESTMENT - CLASS C                   6.57%          11.75%          8.37%          13.45%          6.48%

Lipper General U.S. Government Bond               6.67%          12.46%          8.22%          14.44%          6.41%
Funds AverageJ

Lehman Brothers Government Bond Index             7.03%          14.22%          8.72%          15.32%          7.23%

Consumer Price Index                              4.42%           4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                        1993            1994            1995           1996           1997

GOVERNMENT INVESTMENT - CLASS C                     9.36%          -4.38%          16.92%          1.37%          8.00%

Lipper General U.S. Government Bond                 9.42%          -4.64%          17.34%          1.72%          8.84%
Funds AverageJ

Lehman Brothers Government Bond Index              10.66%          -3.37%          18.34%          2.77%          9.59%

Consumer Price Index                                2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -4.38
ROW: 10, COL: 1, VALUE: 16.92
ROW: 11, COL: 1, VALUE: 1.37
ROW: 12, COL: 1, VALUE: 8.0
INTERMEDIATE BOND - CLASS C


Calendar year total returns+                      1988           1989            1990           1991            1992

INTERMEDIATE BOND - CLASS C                       7.84%          12.11%          7.91%          15.16%          7.13%

Lipper Short-Intermediate Investment              6.16%           9.94%          8.11%          14.01%          6.24%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                      6.67%          12.77%          9.16%          14.62%          7.17%
Government/Corporate Bond Index

Consumer Price Index                              4.42%           4.65%          6.11%           3.06%          2.90%


Calendar year total returns+                       1993            1994            1995             1996           1997

INTERMEDIATE BOND - CLASS C                        11.49%          -3.12%          11.51%           2.63%          6.27%

Lipper Short-Intermediate Investment                7.51%          -2.08%          12.88%           4.17%          6.62%
Grade Bond Funds AverageK

Lehman Brothers Intermediate                        8.79%          -1.93%          15.33%           4.05%          7.87%
Government/Corporate Bond Index

Consumer Price Index                                2.75%           2.67%           2.54%           3.32%          1.70%


(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -3.12
ROW: 10, COL: 1, VALUE: 11.51
ROW: 11, COL: 1, VALUE: 2.63
ROW: 12, COL: 1, VALUE: 6.270000000000001
SHORT FIXED-INCOME - CLASS C


Calendar year total returns+                 1988           1989            1990           1991            1992

SHORT FIXED-INCOME - CLASS C                 6.19%          10.31%          5.87%          13.37%          7.61%

Lipper Short Investment Grade Bond           6.86%          10.22%          7.87%          12.88%          5.97%
Funds AverageL

Lehman Brothers 1-3 Year                     6.84%          10.97%          9.69%          11.83%          6.35%
Government/Corporate Bond Index

Consumer Price Index                         4.42%          4.65%           6.11%          3.06%           2.90%



Calendar year total returns+                1993           1994            1995            1996           1997

SHORT FIXED-INCOME - CLASS C                9.49%          -3.37%           9.81%          4.57%          6.01%

Lipper Short Investment Grade Bond          6.45%          -0.44%          10.84%          4.64%          6.19%
Funds AverageL

Lehman Brothers 1-3 Year                    5.55%           0.55%          10.96%          5.26%          6.66%
Government/Corporate Bond Index

Consumer Price Index                        2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.57
ROW: 12, COL: 1, VALUE: 6.01
MUNICIPAL INCOME - CLASS C



Calendar year total returns+                  1988            1989            1990           1991            1992

MUNICIPAL INCOME- CLASS C                     11.80%          13.09%          10.29%         12.18%          11.11%

Lipper General Municipal Debt                 11.53%           9.65%           6.05%         12.09%           8.79%
Funds Average   M

Lehman Brothers Municipal Bond Index          10.16%          10.79%           7.29%         12.14%           8.81%

Consumer Price Index                          4.42%            4.65%           6.11%          3.06%           2.90%


Calendar year total returns+                  1993             1994           1995            1996           1997

MUNICIPAL INCOME- CLASS C                     13.79%          -8.54%          15.60%          2.28%           9.34%

Lipper General Municipal Debt                 12.47%          -6.50%          16.84%          3.30%           9.11%
Funds Average   M

Lehman Brothers Municipal Bond Index          12.29%          -5.17%          17.45%          4.43%           9.19%

Consumer Price Index                           2.75%           2.67%           2.54%          3.32%           1.70%


(LARGE SOLID BOX) MUNICIPAL INCOME - CLASS C
PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.539999999999999
ROW: 10, COL: 1, VALUE: 15.6
ROW: 11, COL: 1, VALUE: 2.28
ROW: 12, COL: 1, VALUE: 9.34
INTERMEDIATE MUNICIPAL INCOME - CLASS C



Calendar year total returns+                     1988           1989           1990           1991            1992

INTERMEDIATE MUNICIPAL INCOME - CLASS C          7.38%          7.79%          6.37%          9.64%           7.32%

Lipper Intermediate Municipal Debt               7.57%          8.26%          6.59%          10.52%          7.80%
Funds AverageN

Consumer Price Index                             4.42%          4.65%          6.11%          3.06%           2.90%


Calendar year total returns+                    1993            1994            1995            1996           1997

INTERMEDIATE MUNICIPAL INCOME - CLASS C          9.43%          -6.13%          13.22%          3.23%          7.21%

Lipper Intermediate Municipal Debt              10.18%          -3.51%          12.89%          3.70%          7.16%
Funds AverageN

Consumer Price Index                             2.75%           2.67%           2.54%          3.32%          1.70%


(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS C
Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 2.33
Row: 3, Col: 1, Value: 7.38
Row: 4, Col: 1, Value: 7.79
Row: 5, Col: 1, Value: 6.37
Row: 6, Col: 1, Value: 9.639999999999999
Row: 7, Col: 1, Value: 7.319999999999999
Row: 8, Col: 1, Value: 9.43
Row: 9, Col: 1, Value: -6.13
Row: 10, Col: 1, Value: 13.22
Row: 11, Col: 1, Value: 3.23
Row: 12, Col: 1, Value: 7.21


     + RETURNS DO NOT INCLUDE THE EFFECT OF PAYING CLASS A OR CLASS T'S MAXIMUM FRONT-END SALES CHARGE OR CLASS B AND CLASS C'S APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

     INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT    TECHNOQUANT GROWTH,
GROWTH & INCOME, AND MORTGAGE SECURITIES    )TOOK PLACE ON SEPTEMBER 3, 1996.
CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY
FUNDS,    0.25% FOR BOND FUND    S, AND 0.15% FOR SHORT-TERM BOND FUNDS. IF
CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996
FOR THE EQUITY FUNDS AND THE B   OND FUNDS WOULD HAVE BEEN HIGHER.

     FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, CLASS A RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS FROM DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1,
1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL
RETURNS    PRIOR TO DECEMBER 31, 1996     WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD
BEEN REFLECTED   ,     TOTAL RETURNS PRIOR TO    MARCH 3, 199    7 WOULD HAVE
BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF STRATEGIC INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1
FEE HAD BEEN REFLECTED, TOTAL RETURNS    PRIOR TO NOVEMBER 3, 1997 THROUGH
JANUARY 1, 1996     WOULD HAVE BEEN LOWER.

     INITIAL OFFERING    OF CLASS C OF EQUITY GROWTH TOOK PLACE ON NOVEMBER 3,
1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF GROWTH OPPORTUNITIES TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF BALANCED TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF HIGH YIELD, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS
C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO    NOVEMBER 3,     1997
THROUGH    JANUARY 1, 1996     AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF TECHNOQUANT GROWTH, MID CAP, LARGE CAP, AND GROWTH & INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO
NOVEMBER 3, 1997 ARE THOSE OF CLASS B    WHICH REFLECT     A 12B-1 FEE OF 1.00%.

     INITIAL OFFERING OF CLASS    C OF     SHORT FIXED-INCOME TOOK PLACE ON
NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.

     INITIAL OFFERING OF CLASS C OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON NOVEMBER 3, 1997. CLASS C RETURNS PRIOR TO NOVEMBER 3, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME PRIOR TO NOVEMBER 3,
1997 THROUGH    JANUARY 1, 1996     AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN
LOWER.

        [A]     THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    231     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [B]     THE LIPPER MID CAP FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    249     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [C    ] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    820     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [D]     THE LIPPER GROWTH AND INCOME FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    611     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [E]     THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    182     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [F]     THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    350     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [G]     THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    181     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [H]     THE LIPPER MULTI-SECTOR INCOME    FUNDS     AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    81     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [I]     THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    59     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [J]     THE LIPPER    GENERAL     U.S. GOVERNMENT BOND FUNDS AVERAGE
CURRENTLY REFLECTS THE PERFORMANCE OF OVER
   179     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.

        [K    ] THE LIPPER    SHORT-    INTERMEDIATE INVESTMENT GRADE BOND FUNDS
AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER    195     MUTUAL FUNDS WITH
SIMILAR OBJECTIVES.

        [L]     THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    101     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.

        [M]     THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    235     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.

        [N]     THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    140     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.

        [O]     THE LIPPER SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE
CURRENTLY REFLECTS THE PERFORMANCE OF OVER
   33     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
TECHNOQUANT IS A TRADEMARK OF FMR CORP.





FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated February 28, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN
LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN
OTHER DEBT SECURITIES.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
ACOMI-PRO-0298
GROWTH FUNDS:
Fidelity Advisor TechnoQuantSM Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor Municipal Income Fund
(formerly Fidelity Advisor High Income Municipal Fund)
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
PROSPECTUS
FEBRUARY 28, 1998(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
   CONTENTS



KEY FACTS                           WHO MAY WANT TO INVEST

                                    EXPENSES Institutional Class's yearly operating expenses.

                                    FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                                    PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                 CHARTER How each fund is organized.

                                    INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                                    BREAKDOWN OF EXPENSES How operating costs are calculated
                                    and what they include.

YOUR ACCOUNT                        TYPES OF ACCOUNTS Different ways to set up your account,
                                    including tax-   advantaged     retirement plans.

                                    HOW TO BUY SHARES Opening an account and making additional investments.

                                    HOW TO SELL SHARES Taking money out and closing your account.

                                    INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND ACCOUNT POLICIES    DIVIDENDS, CAPITAL GAINS, AND TAXES

                                    TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                                    EXCHANGE RESTRICTIONS

                                    APPENDIX A

                                    APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to:
1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans must have at least $50 million in plan assets;
2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and
5. Fidelity Trustees and employees.
For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
TechnoQuantSM Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income are diversified funds.
Strategic Income and Short-Intermediate Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.
TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships. High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Intermediate Municipal Income and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Each fund offers Institutional Class shares, Class A shares, and Class T shares. Certain of the funds also offer Class B shares and Class C shares. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. You may obtain more information about Class A, Class T, Class B, and Class C shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares.
The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity Advisor Series
VI. The Agreement    will be presented to Fidelity Advisor
Short-Intermediate Municipal Income Fund shareholders for their vote of approval or disapproval at a special meeting to be held on May 4,
1998.     If the    proposal     is approved at the Meeting    by a
majority of Fidelity Advisor Short-Intermediate Municipal Income
Fund's shareholders     and certain conditions required by the
Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998.
Effective January 1, 1998   ,     Fidelity Advisor Short-Intermediate
Municipal Income Fund was closed to new accounts pending the reorganization.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
Sales charge on purchases and reinvested distributions   None

Deferred sales charge on redemptions                     None

Annual account maintenance fee (for accounts under $2,500)   $12.00

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical expenses
of the Inst    itutional Class of each fund and are calculated as a
percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown on the next page include any shareholder transaction expenses and Institutional Class's annual operating expenses.
EQUITY FUNDS





      Operating Expenses         Examples


TECHNOQUANT GROWTH        Management fee                                     0.60%       1 year        $ 15

                          12b-1 fee                                       None           3 years       $ 47

                          Other expenses      (after reimbursement)          0.90%       5 years       $ 82

                          Total operating expenses                           1.50%       10 years      $ 179

MID CAP                   Management fee                                     0.60%       1 year        $ 9

                          12b-1 fee                                       None           3 years       $ 29

                          Other expenses                                     0.31%       5 years       $ 50

                          Total operating expenses                           0.91%       10 years      $ 112

EQUITY GROWTH             Management fee                                     0.60%       1 year        $ 8

                          12b-1 fee                                       None           3 years       $ 25

                          Other expenses                                     0.17%       5 years       $ 43

                          Total operating expenses                           0.77%       10 years      $ 95

GROWTH OPPORTUNITIES      Management fee                                     0.49%       1 year        $ 7

                          12b-1 fee                                       None           3 years       $ 21

                          Other expenses                                     0.17%       5 years       $ 37

                          Total operating expenses                           0.66%       10 years      $ 82

STRATEGIC OPPORTUNITIES   Management fee                                     0.40%       1 year        $ 11

                          12b-1 fee                                       None           3 years       $ 34

                          Other expenses                                     0.66%       5 years       $ 58

                          Total operating expenses                           1.06%       10 years      $ 129

LARGE CAP                 Management fee                                     0.60%       1 year        $ 12

                          12b-1 fee                                       None           3 years       $ 37

                          Other expenses                                     0.55%       5 years       $ 63

                          Total operating expenses                           1.15%       10 years      $ 140

GROWTH & INCOME           Management fee                                     0.50%       1 year        $ 12

                          12b-1 fee                                       None           3 years       $ 38

                          Other expenses                                     0.69%       5 years       $ 65

                          Total operating expenses                           1.19%       10 years      $ 144

EQUITY INCOME             Management fee                                     0.50%       1 year        $ 7

                          12b-1 fee                                       None           3 years       $ 22

                          Other expenses                                     0.19%       5 years       $ 38

                          Total operating expenses                           0.69%       10 years      $ 86

BALANCED                  Management fee                                     0.45%       1 year        $ 7

                          12b-1 fee                                       None           3 years       $ 22

                          Other expenses                                     0.24%       5 years       $ 38

                          Total operating expenses                           0.69%       10 years      $ 86


TAXABLE INCOME FUNDS





      Operating Expenses         Examples


HIGH YIELD              Management fee                                     0.59%          1 year        $ 9

                        12b-1 fee                                        None             3 years       $ 27

                        Other expenses                                     0.26%          5 years       $ 47

                        Total operating expenses                           0.85%          10 years      $ 105

STRATEGIC INCOME        Management fee                                     0.59%          1 year        $ 11

                        12b-1 fee                                       None              3 years       $ 35

                        Other expenses     (after reimbursement)           0.51%          5 years       $ 61

                        Total operating expenses                           1.10%          10 years      $ 134

MORTGAGE SECURITIES     Management fee                                     0.44%          1 year        $ 8

                        12b-1 fee                                               None      3 years       $ 24

                        Other expenses     (after reimbursement)           0.31%[A]       5 years       $ 42

                        Total operating expenses                           0.75%          10 years      $ 93

GOVERNMENT INVESTMENT   Management fee                                     0.44%          1 year        $ 8

                        12b-1 fee                                        None             3 years       $ 24

                        Other expenses      (after reimbursement)          0.31%          5 years       $ 42

                        Total operating expenses                           0.75%          10 years      $ 93

INTERMEDIATE BOND       Management fee                                     0.44%          1 year        $ 7

                        12b-1 fee                                       None              3 years       $ 21

                        Other expenses                                     0.23%          5 years       $ 37

                        Total operating expenses                           0.67%          10 years      $ 83

SHORT FIXED-INCOME      Management fee                                     0.44%          1 year        $ 8

                        12b-1 fee                                       None              3 years       $ 24

                        Other expenses     (after reimbursement)           0.31%          5 years       $ 42

                        Total operating expenses                           0.75%          10 years      $ 93


MUNICIPAL FUNDS





      Operating Expenses         Examples


MUNICIPAL INCOME   Management fee                                    0.39%       1 year        $ 8

                   12b-1 fee                                      None           3 years       $ 24

                   Other expenses     (after reimbursement)          0.36%       5 years       $ 42

                   Total operating expenses                          0.75%       10 years      $ 93



INTERMEDIATE MUNICIPAL INCOME    Management fee                                    0.39%       1 year        $ 8

                                 12b-1 fee                                      None           3 years       $ 24

                                 Other expenses     (after reimbursement)          0.36%       5 years       $ 42

                                 Total operating expenses                          0.75%       10 years      $ 93



SHORT-INTERMEDIATE MUNICIPAL INCOME  Management fee                                    0.39%       1 year        $ 8

                                     12b-1 fee                                      None           3 years       $ 24

                                     Other expenses     (after reimbursement)          0.36%       5 years       $ 42

                                     Total operating expenses                          0.75%       10 years      $ 93


   [A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding tables would have been:
      Institutional Class

   Mid Cap                          0.84%

Equity Growth                          0.75    %

Growth Opportunities                   0.65    %

Strategic Opportunities                1.05    %

Large Cap                              1.12    %

Equity Income                          0.67    %

   Strategic Income                    1.09%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                               Effective
                                               Date

TechnoQuant Growth                     1.50%   12/31/96

Mid Cap                                1.50%   2/20/96

Equity Growth                          0.95%   11/1/97

Growth Opportunities                   0.85%   11/1/97

Strategic Opportunities                1.50%   3/1/97

Large Cap                              1.50%   2/20/96

Growth & Income                        1.25%   12/31/96

Equity Income                          0.85%   11/1/97

Balanced                               0.80%   11/1/97

High Yield                             1.10%   7/1/95

Strategic Income                       1.10%   7/1/95

Mortgage Securities                    0.75%   3/1/97

Government Investment                  0.75%   7/1/95

Intermediate Bond                      0.75%   7/1/95

Short Fixed Income                     0.75%   8/30/96

Municipal Income                       0.75%   7/1/95

Intermediate Municipal Income          0.75%   7/1/95

Short-Intermediate Municipal Income    0.75%   7/1/95

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                        Other Expenses                         Total Operating
                                                                                      Expenses

   TechnoQuant Growth                                           3.84%                                        4.44%

   Strategic Income                                             0.62%                                        1.21%

   Mortgage Securities                                          0.69%[A]                                     1.13%[A]

   Government Investment                                        0.34%                                        0.78%

   Short Fixed-Income                                           0.58%                                        1.02%

   Municipal Income                                             1.56%                                        1.95%

   Intermediate Municipal Income                                0.58%                                        0.97%

   Short-Intermediate Municipal
Income                                                          3.84%                                        4.23%


   [A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
   KEY FACTS


   FINANCIAL HIGHLIGHTS
TECHNOQUANT GROWTH - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosD

Year ended November 30                                         1997G

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)                                   (.04)

 Net realized and unrealized gain (loss)                        1.44

 Total from Investment Operations                               1.40

Net asset value, end of period                                 $ 11.40

Total returnB,C                                                 14.00%

Net assets, end of period (000 omitted)                        $ 1,459

Ratio of expenses to average net assets                         1.50%A,E

Ratio of net investment income (loss) to average net assets     (.42)%A

Portfolio turnover                                              213%A

Average commission rateF                                        $ .0311


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
MID CAP - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosD

Years ended November 30                                             1997       1996H

Net asset value, beginning of period                                $ 11.70    $ 10.00

Income from Investment Operations

 Net investment income (loss)                                        .01        (.02)

 Net realized and unrealized gain (loss)                             2.63       1.72

 Total from investment operations                                    2.64       1.70

Less Distributions

 From net realized gain                                              (.22)      --

Net asset value, end of period                                      $ 14.12    $ 11.70

Total returnB,C                                                      23.04%     17.00%

Net assets, end of period (000 omitted)                             $ 30,542   $ 3,600

Ratio of expenses to average net assets                              .91%       1.50%A,E

Ratio of expenses to average net assets after expense reductions     .84%F      1.50%A

Ratio of net investment income (loss) to average net assets          .08%       (.27)%A

Portfolio turnover                                                   208%       101%A

Average commission rateG                                            $ .0401    $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
EQUITY GROWTH - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
    1997          1996          1995        1994        1993        1992        1991       1990       1989       1988

Net asset value, beginning of period
    $ 45.52       $ 40.39       $ 28.90     $ 29.74     $ 26.37     $ 24.28     $ 15.55    $ 17.32    $ 12.02    $ 9.92

Income from Investment Operations

 Net investment income
    .22D          .45D          .28         .30         .19D        .17         .04        .01        .06        .28A

 Net realized and unrealized gain (loss)
    8.72          7.00          11.69       .42         3.78        4.55        8.69       .34        5.50       2.59

 Total from investment operations
    8.94          7.45          11.97       .72         3.97        4.72        8.73       .35        5.56       2.87

Less Distributions

 From net investment income
    (.37)         (.21)E        (.27)       (.11)       (.10)       (.03)       --         (.08)      (.26)      (.01)

 From net realized gain
    (1.23)        (2.11)E       (.16)       (1.45)      (.50)       (2.60)      --         (2.04)     --         (.76)

 In excess of net realized gain
    --            --            (.05)       --          --          --          --         --         --         --

 Total distributions
    (1.60)        (2.32)        (.48)       (1.56)      (.60)       (2.63)      --         (2.12)     (.26)      (.77)

Net asset value, end of period
    $ 52.86       $ 45.52       $ 40.39     $ 28.90     $ 29.74     $ 26.37     $ 24.28    $ 15.55    $ 17.32    $ 12.02

Total returnC
    20.46%        19.68%        42.15%      2.46%       15.36%      21.14%      56.14%     2.75%      47.18%     29.77%

Net assets, end of period (000 omitted)
    $ 1,032,453   $ 1,323,526   $ 791,074   $ 410,450   $ 296,466   $ 179,325   $ 68,766   $ 27,473   $ 24,523   $ 20,182

Ratio of expenses to average net assets
    .77%          .79%          .83%        .86%        .95%        .98%        1.13%      1.74%      1.60%      1.47%

Ratio of expenses to average net
    .75%F         .77%F         .83%        .84%F       .94%F       .98%        1.13%      1.74%      1.60%      1.47%
assets after expense reductions

Ratio of net investment income to
    .46%          1.11%         .92%        1.00%       .66%        .73%        .25%       .07%       .38%       1.20%
average net assets

Portfolio turnover
    108%          76%           97%         137%        160%        240%        254%       262%       269%       331%

Average commission rateB
    $ .0427       $ .0414


A DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
B FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended                                                         1997I       1997H       1996H       1995E

Net asset value, beginning of period                                $ 42.85     $ 35.47     $ 30.97     $ 29.04

Income from Investment Operations

 Net investment income                                               .05D        .75D        .77D        .12

 Net realized and unrealized gain (loss)                             1.41        8.78        4.74        1.81

 Total from investment operations                                    1.46        9.53        5.51        1.93

Less Distributions

 From net investment income                                          --          (.71)       (.61)       --

 From net realized gain                                              --          (1.44)      (.40)       --

 Total distributions                                                 --          (2.15)      (1.01)      --

Net asset value, end of period                                      $ 44.31     $ 42.85     $ 35.47     $ 30.97

Total returnB,C                                                      3.41%       28.07%      18.25%      6.65%

Net assets, end of period (000 omitted)                             $ 391,713   $ 374,978   $ 250,283   $ 71,953

Ratio of expenses to average net assets                              .71%A       .66%        .85%        .82%A

Ratio of expenses to average net assets after expense reductions     .70%A,F     .65%F       .84%F       .81%A,F

Ratio of net investment income to average net assets                 1.60%A      1.91%       2.38%       2.33%A

Portfolio turnover                                                   33%A        35%         33%         39%

Average commission rateG                                            $ .0497     $ .0480     $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H YEAR ENDED OCTOBER 31
I ONE MONTH ENDED NOVEMBER 30, 1997
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended                                                         1997H       1996I      1995E

Net asset value, beginning of period                                $ 22.57     $ 24.80    $ 22.35

Income from Investment Operations

 Net investment income (loss)                                        (.05)D      .29D       .55

 Net realized and unrealized gain (loss)                             5.98        .17        3.00

 Total from investment operations                                    5.93        .46        3.55

Less Distributions

 From net investment income                                          --          (.34)      (.55)

 From net realized gain                                              (.87)       (2.35)     (.55)

 Total distributions                                                 (.87)       (2.69)     (1.10)

Net asset value, end of period                                      $ 27.63     $ 22.57    $ 24.80

Total returnB,C                                                      27.16%      1.99%      15.96%

Net assets, end of period (000 omitted)                             $ 5,564     $ 41,832   $ 20,429

Ratio of expenses to average net assets                              1.06%A      .78%       .97%A

Ratio of expenses to average net assets after expense reductions     1.05%A,F    .76%F      .96%A,F

Ratio of net investment income (loss) to average net assets          (.21)%A     1.21%      2.55%A

Portfolio turnover                                                   61%A        151%       142%

Average commission rateG                                            $ .0382     $ .0409


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H ELEVEN MONTHS ENDED NOVEMBER 30, 1997
I YEAR ENDED DECEMBER 31, 1996
LARGE CAP - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosD

Years ended November 30                                             1997      1996H

Net asset value, beginning of period                                $ 11.86   $ 10.00

Income from Investment Operations

 Net investment income                                               .04I      .03

 Net realized and unrealized gain (loss)                             2.24      1.83

 Total from investment operations                                    2.28      1.86

Less Distributions

 From net realized gain                                              (.09)     --

Net asset value, end of period                                      $ 14.05   $ 11.86

Total returnB,C                                                      19.39%    18.60%

Net assets, end of period (000 omitted)                             $ 6,560   $ 9,144

Ratio of expenses to average net assets                              1.15%     1.50%A,E

Ratio of expenses to average net assets after expense reductions     1.12%F    1.48%A,F

Ratio of net investment income to average net assets                 .32%      .38%A

Portfolio turnover                                                   93%       59%A

Average commission rateG                                            $ .0412   $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL INVESTMENT INCOME PER SHARE.
GROWTH & INCOME - INSTITUTIONAL CLASS
Selected Per-Share Data and RatiosD

Year ended November 30                                    1997F

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net investment income                                   .07

 Net realized and unrealized gain (loss)                 2.45

 Total from investment operations                        2.52

Less Distributions

 From net investment income                              (.05)

Net asset value, end of period                          $ 12.47

Total returnB,C                                          25.26%

Net assets, end of period (000 omitted)                 $ 73,911

Ratio of expenses to average net assets                  1.19%A

Ratio of net investment income to average net assets     .64%A

Portfolio turnover                                       82%A

Average commission rateE                                $ .0345

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.
EQUITY INCOME - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
    1997        1996        1995        1994        1993        1992        1991        1990        1989        1988

Net asset value, beginning of period
    $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08     $ 9.52      $ 12.27     $ 11.10     $ 10.93

Income from Investment Operations

 Net investment income
     .39B        .42B        .45         .41B        .39         .49         .63F        .69         .75         .75

 Net realized and unrealized gain (loss)
     4.68        .3.37       4.28        1.05        2.02        1.79        1.52        (2.42)      1.17        1.81

 Total from investment operations
     5.07        3.79        4.73        1.46        2.41        2.28        2.15        (1.73)      1.92        2.56

Less Distributions

 From net investment income
     (.41)       (.42)       (.43)       (.32)       (.36)       (.48)       (.59)       (.72)       (.75)       (.74)

 From net realized gain
     (.59)       (.46)       (.28)       --          --          --          --          (.30)       --          (1.65)

 Total distributions
     (1.00)      (.88)       (.71)       (.32)       (.36)       (.48)       (.59)       (1.02)      (.75)       (2.39)

Net asset value, end of period
    $ 27.07     $ 23.00     $ 20.09     $ 16.07     $ 14.93     $ 12.88     $ 11.08     $ 9.52      $ 12.27     $ 11.10

Total returnA
    22.87%      19.54%      30.43%      9.82%       18.90%      20.91%      22.97%      (14.90)%    17.58%      26.99%

Net assets, end of period (000 omitted)
    $ 464,031   $ 343,867   $ 297,453   $ 197,533   $ 191,138   $ 139,391   $ 168,590   $ 253,049   $ 463,696   $ 436,753

Ratio of expenses to average net assets
    .69%        .71%        .74%        .73%        .80%        .71%D       .67%D       .61%D       .55%D       .55%D

Ratio of expenses to average net assets
    .67%C       .70%C       .73%C       .71%C       .79%C       .71%        .67%        .61%        .55%        .55%
after expense reductions

Ratio of net investment income to average net assets
     1.60%       2.02%       2.52%       2.62%       3.00%       3.77%       5.66%       6.11%       6.09%       6.86%

Portfolio turnover
     55%         78%         80%         140%        120%        51%         91%         103%        93          78%

Average commission rateE
    $ .0430     $ .0424


A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F INCLUDES $.04 PER SHARE FROM FOREIGN TAXES RECOVERED.

BALANCED - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                              1997       1996       1995D

Net asset value, beginning of period                                $ 16.11    $ 15.40    $ 15.23

Income from Investment Operations

 Net investment income                                               .61H       .54H       .25

 Net realized and unrealized gain (loss)                             2.86       .87        .09

 Total from investment operations                                    3.47       1.41       .34

Less Distributions

 From net investment income                                          (.62)      (.67)      (.17)

 From net realized gain                                              (.11)      (.03)      --

 Total distributions                                                 (.73)      (.70)      (.17)

Net asset value, end of period                                      $ 18.85    $ 16.11    $ 15.40

Total returnB,C                                                      21.97%     9.41%      2.22%

Net assets, end of period (000 omitted)                             $ 38,924   $ 21,819   $ 993

Ratio of expenses to average net assets                              .69%       1.06%      .92%A,E

Ratio of expenses to average net assets after expense reductions     .69%       1.03%F     .91%A,F

Ratio of net investment income to average net assets                 3.42%      3.54%      4.54%A

Portfolio turnover                                                   70%        223%       297%

Average commission rateG                                            $ .0435    $ .0106


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
HIGH YIELD - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosG

Years ended October 31                                              1997       1996       1995D

Net asset value, beginning of period                                $ 12.120   $ 11.760   $ 11.560

Income from Investment Operations

 Net investment income                                               1.094      1.070      .390

 Net realized and unrealized gain (loss)                             .671       .368       .193

 Total from investment operations                                    1.765      1.438      .583

Less Distributions

 From net investment income                                          (1.115)    (1.078)    (.383)

 From net realized gain                                              (.060)     --         --

 Total distributions                                                 (1.175)    (1.078)    (.383)

Net asset value, end of period                                      $ 12.710   $ 12.120   $ 11.760

Total returnB,C                                                      15.42%     12.81%     5.07%

Net assets, end of period (000 omitted)                             $ 75,827   $ 37,632   $ 126

Ratio of expenses to average net assets                              .85%       1.10%      .70%A

Ratio of expenses to average net assets after expense reductions     .85%       1.05%E     .70%A

Ratio of net investment income to average net assets                 8.96%      9.26%      8.77%A

Portfolio turnover                                                   105%       121%       112%

Average commission rateF                                            $ .0431    $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended December 31                                             1997       1996       1995E

Net asset value, beginning of period                                $ 11.300   $ 11.030   $ 10.890

Income from Investment Operations

 Net investment income                                               .830D      .826D      .456

 Net realized and unrealized gain (loss)                             .186       .548       .340

 Total from investment operations                                    1.016      1.374      .796

Less Distributions

 From net investment income                                          (.806)     (.804)     (.426)

 From net realized gain                                              (.370)     (.300)     (.230)

 Total distributions                                                 (1.176)    (1.104)    (.656)

Net asset value, end of period                                      $ 11.140   $ 11.300   $ 11.030

Total returnB,C                                                      9.36%      13.04%     7.47%

Net assets, end of period (000 omitted)                             $ 6,289    $ 6,107    $ 107

Ratio of expenses to average net assets                              1.10%F     1.10%F     1.10%A,F

Ratio of expenses to average net assets after expense reductions     1.09%G     1.10%      1.10%A

Ratio of net investment income to average net assets                 7.31%      7.47%      7.53%A

Portfolio turnover                                                   140%       119%       193%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARIOUS ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. MORTGAGE SECURITIES - INSTITUTIONAL CLASS

Selected Per-Share Data and RatiosF

Years ended                                                         1997H      1997E

Net asset value, beginning of period                                $ 11.040   $ 10.830

Income from Investment Operations

 Net investment income                                               .172       .263

 Net realized and unrealized gain (loss)                             .050       .226

 Total from investment operations                                    .222       .489

Less Distributions

 From net investment income                                          (.172)     (.279)

 From net realized gain                                              (.080)     --

 Total distributions                                                 (.252)     (.279)

Net asset value, end of period                                      $ 11.010   $ 11.040

Total returnB,C                                                      2.05%      4.59%

Net assets, end of period (000 omitted)                             $ 19,718   $ 13,177

Ratio of expenses to average net assets                              .75%A,D    .75%A,D

Ratio of expenses to average net assets after expense reductions     .75%A      .70%A,G

Ratio of net investment income to average net assets                 6.35%A     6.29%A

Portfolio turnover                                                   125%A      149%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THREE MONTHS ENDED OCTOBER 31, 1997
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                  1997       1996       1995E

Net asset value, beginning of period                    $ 9.480    $ 9.670    $ 9.560

Income from Investment Operations

 Net investment income                                   .580D      .604D      .197

 Net realized and unrealized gain (loss)                 .165       (.180)     .108

 Total from investment operations                        .745       .424       .305

Less Distributions

 From net investment income                              (.575)     (.614)     (.195)

Net asset value, end of period                          $ 9.650    $ 9.480    $ 9.670

Total returnB,C                                          8.18%      4.58%      3.23%

Net assets, end of period (000 omitted)                 $ 20,366   $ 27,660   $ 14,588

Ratio of expenses to average net assets                  .75%F      .75%       .75%A,F
                                                                                 F

Ratio of net investment income to average net assets     6.12%      6.43%      6.48%A

Portfolio turnover                                       136%       153%       261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
INTERMEDIATE BOND - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
    1997        1996        1995        1994        1993        1992        1991        1990        1989        1988

Net asset value, beginning of period
    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550    $ 10.140    $ 10.410    $ 10.180    $ 10.250

Income from Investment Operations

 Net investment income
    .658B       .705B       .671        .602        .832        .840        .884        .901        .937        .944

 Net realized and unrealized gain (loss)
    (.060)      (.151)      .499        (.833)      .531        .102        .411        (.270)      .230        (.070)

 Total from investment operations
    .598        .554        1.170       (.231)      1.363       .942        1.295       .631        1.167       .874

Less Distributions

 From net investment income
    (.648)      (.704)      (.670)      (.597)      (.843)      (.852)      (.885)      (.901)      (.937)      (.944)

 From net realized gain
    --          --          --          --          --          --          --          --          --          --

 From return of capital
    --          --          --          (.062)      --          --          --          --          --          --

 Total distributions
    (.648)      (.704)      (.670)      (.659)      (.843)      (.852)      (.885)      (.901)      (.937)      (.944)

Net asset value, end of period
    $ 10.570    $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640    $ 10.550    $ 10.140    $ 10.410    $ 10.180

Total returnA
    5.86%       5.40%       11.73%      (2.10)%     13.17%      9.21%       13.35%      6.46%       12.03%      8.81%

Net assets, end of period (000 omitted)
    $ 177,427   $ 211,866   $ 208,861   $ 172,122   $ 183,790   $ 160,156   $ 327,756   $ 356,564   $ 426,832   $ 418,929

Ratio of expenses to average net assets
    .67%        .66%        .67%C       .61%        .64%        .57%        .57%        .58%        .54%        .54%

Ratio of net investment income to
    6.27%       6.69%       6.47%       6.45%       7.41%       7.96%       8.59%       8.90%       9.16%       9.16%
average net assets

Portfolio turnover
    138%        200%        189%        68%         59%         7%          60%         59%         87%         48%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
SHORT FIXED-INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                  1997      1996      1995E

Net asset value, beginning of period                    $ 9.370   $ 9.470   $ 9.450

Income from Investment Operations

 Net investment income                                   .589D     .598D     .137

 Net realized and unrealized gain (loss)                 (.023)    (.098)    .067

 Total from investment operations                        .566      .500      .204

Less Distributions

 From net investment income                              (.586)    (.600)    (.136)

 From return of capital                                  --        --        (.048)

 Total distributions                                     (.586)    (.600)    (.184)

Net asset value, end of period                          $ 9.350   $ 9.370   $ 9.470

Total returnB,C                                          6.24%     5.45%     2.18%

Net assets, end of period (000 omitted)                 $ 6,750   $ 9,200   $ 9,827

Ratio of expenses to average net assets                  .75%F     .80%F     .85%A,
                                                                                                 F

Ratio of net investment income to average net assets     6.30%     6.37%     6.10%A

Portfolio turnover                                       105%      124%      179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
MUNICIPAL INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended October 31                                1997       1996       1995G

Net asset value, beginning of period                  $ 11.720   $ 11.880   $ 11.700

Income from Investment Operations

 Net interest income                                   .609E      .707E,F    .232

 Net realized and unrealized gain (loss)               .464       (.197)     .180

 Total from investment operations                      1.073      .510       .412

Less Distributions

 From net interest income                              (.671)F    (.670)     (.232)

 In excess of net interest income                      (.002)H    --         --

 Total distributions                                   (.673)     (.670)     (.232)

Net asset value, end of period                        $ 12.120   $ 11.720   $ 11.880

Total returnB,C                                        9.44%      4.41%      3.55%

Net assets, end of period (000 omitted)               $ 1,511    $ 927      $ 154

Ratio of expenses to average net assets                .75%D      .75%D      .75%A,D

Ratio of net interest income to average net assets     5.11%      5.88%      5.89%A

Portfolio turnover                                     36%        49%        37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS



Selected Per-Share Data and Ratios

Years ended November 30
          1997       1996       1995       1994D      1993       1992       1991        1990        1989        1988

Net asset value, beginning of period
          $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080   $ 10.800   $ 10.640    $ 10.610    $ 10.520    $ 10.380

Income from Investment Operations

 Net interest income
          .475       .487       .477       .481       .536       .666       .682        .689        .674        .650

 Net realized and unrealized gain (loss)
          .181       .050       .950       (1.030)    .260       .280       .160        .030        .090        .140

 Total from investment operations
          .656       .537       1.427      (.549)     .796       .946       .842        .719        .764        .790

Less Distributions

 From net interest income
          (.475)     (.487)     (.477)     (.481)     (.536)     (.666)     (.682)      (.689)      (.674)      (.650)

 From net realized gain
          (.001)     --         --         --         (.880)     --         --          --          --          --

 In excess of net realized gain
           --         --         --         (.020)     --         --         --          --          --          --

 Total distributions
         (.476)     (.487)     (.477)     (.501)     (1.416)    (.666)     (.682)      (.689)      (.674)      (.650)

Net asset value, end of period
         $ 10.590   $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080   $ 10.800    $ 10.640    $ 10.610    $ 10.520

Total returnA
         6.48%      5.36%      15.44%     (5.43)%    8.01%      9.01%      8.15%       7.04%       7.50%       7.77%

Net assets, end of period (000 omitted)
         $ 6,098    $ 6,455    $ 11,085   $ 11,702   $ 15,076   $ 28,428   $ 100,294   $ 111,506   $ 121,418   $ 132,443

Ratio of expenses to average net assets
         .75%B      .75%       .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%
                    B          B          B          B          B

Ratio of expenses to average net assets
         .75%       .74%C      .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%
after expense reductions

Ratio of net interest income to
         4.57%      4.68%      4.96%      4.75%      5.01%      6.05%      6.40%       6.53%       6.45%       6.20%
average net assets

Portfolio turnover
         18%        35%        53%        53%        46%        36%        20%         32%         31%         24%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS

Selected Per-Share Data and Ratios

Years ended November 30                                             1997       1996       1995D

Net asset value, beginning of period                                $ 10.210   $ 10.230   $ 10.070

Income from Investment Operations

 Net interest income                                                 .420       .407       .178

 Net realized and unrealized gain (loss)                             .030       .010       .160

 Total from investment operations                                    .450       .417       .338

Less Distributions

 From net interest income                                            (.420)     (.407)     (.178)

 From net realized gain                                              (.030)     (.030)     --

 Total distributions                                                 (.450)     (.437)     (.178)

Net asset value, end of period                                      $ 10.210   $ 10.210   $ 10.230

Total returnB,C                                                      4.52%      4.19%      3.37%

Net assets, end of period (000 omitted)                             $ 636      $ 487      $ 134

Ratio of expenses to average net assets                              .75%E      .75%E      .75%A,E

Ratio of expenses to average net assets after expense reductions     .75%       .74%F      .75%A

Ratio of net interest income to average net assets                   4.14%      4.03%      4.18%A

Portfolio turnover                                                   41%        62%        80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   The financial highlights tables that follow contain annual information which has been audited by Coopers & Lybrand, L.L.P., or Price Waterhouse LLP, (TechnoQuant Growth, Growth & Income, and Mortgage Securities only) independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI.
   KEY FACTS

PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or
YIELD.
For Balanced, High Yield, Mortgage Securities, Government Investment, Short Fixed-Income, and Municipal Income, the fiscal year runs from November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fiscal year runs from December 1 to November 30. For Strategic Income the fiscal year runs from January 1 to December 31. The tables below show the performance of Institutional Class of each fund over past fiscal
   periods    . The charts in Appendix B, beginning on page , present
Institutional Class's calendar year performance compared to different measures, including a competitive funds average.
GROWTH FUNDS - INSTITUTIONAL CLASS









                             Average Annual Total Return*                Cumulative Total Return*
                             Past 1 year   Past 5 years   10 Years/      Past 1 year   Past 5 years   10 Years/
                                                          Life of fund+                               Life of fund+

TECHNOQUANT GROWTH[B]        n/a           n/a            n/a             n/a           n/a             14.00%

MID CAP[B]                    23.04%       n/a             22.74%          23.04%       n/a             43.96%

EQUITY GROWTH[B]              20.46%        19.35%         24.56%          20.46%        142.20%        799.06%

GROWTH OPPORTUNITIES[B]       22.75%        20.71%         22.52%          22.75%        156.32%        661.97%

STRATEGIC OPPORTUNITIES[B]    27.07%        15.74%         16.14%          27.07%        107.66%        346.58%

LARGE CAP[B]                  19.39%       n/a             21.61%          19.39%       n/a             41.60%

GROWTH & INCOME[B]           n/a           n/a            n/a             n/a           n/a             25.26%

EQUITY INCOME[B]              22.87%        20.13%         16.80%          22.87%        150.15%        372.57%

BALANCED[A]                   21.97%        11.07%         13.90%          21.97%        69.00%         267.41%


TAXABLE INCOME FUNDS - INSTITUTIONAL CLASS









                            Average Annual Total Return*                Cumulative Total Return*
                            Past 1 year   Past 5 years   10 Years/      Past 1 year   Past 5 years   10 Years/
                                                         Life of fund+                               Life of fund+

HIGH YIELD[A]                15.42%        13.01%         15.17%          15.42%        84.31%         310.46%

STRATEGIC INCOME[C]          9.36%        n/a             14.03%          9.36%        n/a             51.55%

MORTGAGE SECURITIES[A]       8.75%         8.03%          9.01%           8.75%         47.15%         136.96%

GOVERNMENT INVESTMENT[A]     8.18%         6.76%          8.00%           8.18%         38.72%         115.85%

INTERMEDIATE BOND[B]         5.86%         6.67%          8.30%           5.86%         38.13%         121.90%

SHORT FIXED-INCOME[A]        6.24%         5.29%          6.99%           6.24%         29.42%         96.53%


MUNICIPAL FUNDS - INSTITUTIONAL CLASS









                                   Average Annual Total Return*                Cumulative Total Return*
                                   Past 1 year   Past 5 years   10 Years/      Past 1 year   Past 5 years   10 Years/
                                                                Life of fund+                               Life of fund+

MUNICIPAL INCOME[A]                9.44%         6.99%          9.34%           9.44%         40.18%         144.13%

INTERMEDIATE MUNICIPAL INCOME[B]   6.48%         5.75%          6.82%           6.48%         32.28%         93.39%

SHORT-INTERMEDIATE MUNICIPAL
INCOME[B]                          4.52%        n/a             4.89%           4.52%        n/a             19.40%


[A]  PERIOD ENDED OCTOBER 31, 1997
[B] PERIOD ENDED NOVEMBER 30, 1997
[C] PERIOD ENDED DECEMBER 31, 1997
+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (OCTOBER 31, 1994 FOR STRATEGIC INCOME; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP AND LARGE CAP; AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH
THE ANNUAL PERIO   D     ENDED 1997.
* INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, MUNICIPAL INCOME, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF
0.65% FOR GROWTH OPPORTU   NITIES AND BALA    NCED, 0.25% FOR HIGH
YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
 INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
 INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are
denominated in foreign    currencies    .
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar investment objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. LEHMAN BROTHERS GOVERNMENT BOND INDEX is a market value weighted
index of U.S. G    overnment    and government agency securities
(other than mortgage securities) with maturities of one year or more.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
   LEHMAN BROTHERS MUNICIPAL BOND INDEX is a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year.
Unlike Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation
calculated by the U.S. Governmen   t.
   Other illustrations of equity fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional, or call 1-800-843-3001.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.





THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. Municipal Income is a diversified fund of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
   Beginning January 1, 1999, Fidelity Investments Money Management, Inc. (FIMM), located in Merrimack, New Hampshire, will select certain types of investments for Balanced, and Strategic Income. Beginning January 1, 1998, FIMM will have primary responsibility for providing investment management services for Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic
Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Strategic Income.
As of    December     31, 199   7    , FMR advised funds having
approximately 3   4     million shareholder accounts with a total
value of more than $   529 billion    .
John Avery is lead manager of Advisor Balanced, which he has managed
since    January 1998. He was a co-manager of the fund since September
1997    . He also manages another Fidelity fund. Mr. Avery joined
Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant, and manager.
Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Andrew Dudley is manager of Advisor Short Fixed-Income, which he has
managed since February 1997.    He also manages other Fidelity funds.
    Prior to joining Fidelity as a manager in 1996, Mr. Dudley was a portfolio manager with Putnam Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield and Advisor Strategic Income, which she has managed since January 1987 and January 1996, respectively. Ms. Eagle manages the high yield investments for Advisor Strategic Income. In addition, she is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
   Karen Firestone will be manager of Advisor Large Cap effective April 1, 1998. She will also manage another Fidelity fund. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Brian Hogan is manager of Advisor Strategic Income's emerging market securities, which he has managed since September 1997. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst, and manager. Previously, he worked as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund.
   Since joining Fidelity as a research associate in 1992, Mr. Krochuk has worked as a quantitative analyst and manager.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor Short-Intermediate
Municipal Income,    and Advisor Intermediate Municipal income,
    which he has managed since October 1995    and January 1998,
respectively    . He also manages several other Fidelity funds. Since
joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
   Charles Mangum will provide assistance in managing Advisor Growth Opportunities from time to time. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Mangum has worked as an analyst and manager.
   Jonathan Short is Vice-President and Manager of Advisor Municipal Income, which he has managed since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Silvia is manager of Advisor Mortgage Securities. He has been a co-manager of the fund since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Thomas Sprague is Vice President and manager of Advisor Large Cap,
which he has managed since March 1996    and will manage until March
31, 1998    . He also manages another Fidelity fund. Since joining
Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant, and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, although it employes FIIOC to perform these functions for the Institutional Class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
FMR Corp. is the ultimate parent company of FMR,    FIMM,     FMR
U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
   FMR     may use its broker-dealer affiliates and other firms that
sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The value of each fund's investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions.
The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
The total return from a bond includes both income and price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can prepay principal prior to the security's maturity. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security may be difficult to predict and result in greater volatility.
Municipal securities are backed by the entity that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or the rights of municipal securities holders.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because certain of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.
FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1997, the S&P MidCap 400 included companies with
capitalizations of between $   213     million and $   13.7
billion. The capitalization range of the S&P MidCap 400 changes with market conditions and the composition of the Index.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.
Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Mortgage-Backed Securities Index, a market capitalization weighted benchmark of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and balloon mortgages with fixed-rate coupons. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of
the fund and the Index was approximately    5.8     and    6.01
years, respectively.
FMR allocates assets among different market sectors (for example, fixed-rate or adjustable rate mortgages) and different maturities based on its view of the relative value of each sector or maturity. FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a market value weighted
benchmark    of U.S. G    overnment    and government agency
securities (other than mortgage securities) with maturities of one
year or more    . FMR manages the fund to have similar overall
interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and the Index was
approximately    8.2     and    8.67     years, respectively.
FMR allocates assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average maturity of the fund
and the Index was approximately    5.9     and    4.30     years,
respectively. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and
the Index was approximately    2.2     and    2.09     years,
respectively. In addition, the fund normally maintains a dollar-weighted average maturity of three years or less.
FMR allocates assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to the Index. As of October 31, 1997, the dollar-weighted average maturity of the fund and
the Index was approximately    13.2     and    13.97     years,
respectively.
FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-17 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and 17 years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average
maturity of the fund and the Index was approximately    7.6     and
    8.49 years, respectively. In addition, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
In managing the fund, FMR selects a benchmark index which is representative of the universe of securities in which the fund invests. FMR uses this benchmark as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers 1-5 Year Municipal Bond Index, a benchmark of investment-grade municipal bonds with maturities between one and five years. FMR manages the fund to have similar overall interest rate risk to the Index. As of November 30, 1997, the dollar-weighted average
maturity of the fund and the Index was approximately    3.2     and
   3.69 years, respectively. In addition, the fund normally maintains a dollar-weighted average maturity between two and five years.
FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the universe of securities in which the fund invests. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the
funds' portfolios. These figures are dollar-weighted    averages of
month-end portfolio holdings during the fiscal period ended 1997, and
are presented as a percentage of total security     investments. These
percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL PERIOD ENDED 1997 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY
RATING
  MID** EQUITY** GROWTH* GROWTH**** STRATEGIC** LARGE** GROWTH &** EQUITY** HIGH* STRATEGIC***
S&P RATING CAP GROWTH OPPORTUNITIES OPPORTUNITIES OPPORTUNITIES CAP INCOME INCOME BALANCED* YIELD INCOME
(AVERAGE OF TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY AAA
HIGH QUALITY AA -- -- 14.0   0    % 12.10% -- -- 0.20% 1.35% 22.57% --
41.93%
UPPER-MEDIUM GRADE A
MEDIUM GRADE BBB -- -- -- -- -- -- 0.36% -- 7.19% 0.32% 0.85%
LOWER QUALITY
MODERATELY SPECULATIVE BB -- -- -- -- -- -- 0.35% 0.25% 0.87% 6.39%
8.66%
SPECULATIVE B 0.01% -- -- -- 0.06% -- 0.14% -- 3.   9    2% 51.18%
25.32%
HIGHLY SPECULATIVE CCC -- -- -- -- -- -- -- -- 0.33% 7.13% 2.85%
POOR QUALITY CC -- -- -- -- -- -- -- -- 0.04% 1.14% 0.30%
LOWEST QUALITY, NO INTEREST C -- -- -- -- -- -- -- -- -- -- --
IN DEFAULT, IN ARREARS D -- -- -- -- -- -- -- -- -- -- --

  MID EQUITY GROWTH GROWTH STRATEGIC LARGE GROWTH & EQUITY  HIGH
STRATEGIC
MOODY'S RATING CAP GROWTH OPPORTUNITIES OPPORTUNITIES OPPORTUNITIES CAP INCOME INCOME BALANCED YIELD INCOME
(AVERAGE OF TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY AAA
HIGH QUALITY AA -- -- 14.0   0    % 12.10   %     -- -- 0.10% 1.35%
23.89% -- 41.40%
UPPER-MEDIUM GRADE A
MEDIUM GRADE BAA -- -- -- -- -- -- 0.13% -- 4.64% -- 0.15%
LOWER QUALITY
MODERATELY SPECULATIVE BA -- -- -- -- -- -- 0.57% 0.24% 2.19% 5.98%
7.98%
SPECULATIVE B 0.01% -- -- -- 0.38% -- 0.23%    0.01%     3.   9    0%
50.69% 27.95%
HIGHLY SPECULATIVE CAA -- -- -- -- -- -- -- -- 0.37% 11.11% 3.17%
POOR QUALITY CA -- -- -- -- -- -- -- -- -- 0.03% --
LOWEST QUALITY, NO INTEREST C -- -- -- -- -- -- -- -- -- -- --
IN DEFAULT, IN ARREARS --- -- -- -- -- -- -- -- -- -- -- --
* FISCAL YEAR ENDED OCTOBER 31, 1997.
** FISCAL YEAR ENDED NOVEMBER 30, 1997.
*** FISCAL YEAR ENDED DECEMBER 31, 1997.
**** FOR THE MONTH PERIOD ENDED NOVEMBER 30, 1997.
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO
0.6   6    % OF BALANCED INVESTMENTS, 5.72% OF HIGH YIELD INVESTMENTS,
   9    .16% OF STRATEGIC INCOME INVESTMENTS, 0.59% OF STRATEGIC
OPPORTUNITIES INVESTMENTS. THESE PERCENTAGES MAY
INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES AMOUNTED TO 0.51% OF BALANCED
INVESTMENTS, 5.   66    % OF HIGH YIELD INVESTMENTS, 9.09% OF
STRATEGIC INCOME INVESTMENTS   , AND 0.59% OF STRATEGIC OPPORTUNITIES
INVESTMENTS.
FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
Each of Intermediate Bond, Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by
Moody's, S&P, Duff & Phelps Credit Rating Co., or    Fitch     IBCA,
Inc., or is unrated but judged by FMR to be of equivalent quality. U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security
and    a     fund's share price.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These
include risks relating to political   ,     economic   , or
regulatory     conditions in foreign countries   ;     fluctuations in
foreign currencies   ;     withholding or other taxes   ; trading,
settlement, custodial, and other operational risks;     and the
potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments,
especially those in    emerging markets    , more volatile    and
potentially less liquid     than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move
in the opposite direction from a benchmark,    often     making the
security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, do not currently intend to invest in repurchase agreements.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Strategic Income and Short-Intermediate Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not currently intend to make loans.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
MUNICIPAL INCOME FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily
operations. Expenses paid out of each clas   s's     assets are
reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.
Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets.
For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result
by the fund's    monthly     average net asset   s, and dividing by
twelve.
For Growth Opportunities and Strategic Opportunities, the fee is
calculated by    calculating     a basic fee and then applying a
performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has
performed relative to the S&P 500.    The basic fee is calculated by
adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, and it drops as total assets
under management increase.    For December 1997, the group fee rate
for the Equity Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.
The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate
is    (plus/minus)    0.20% of a fund's average net assets over the
performance period.
For purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
   The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short-Fixed Income is 0.30%. The individual fund fee rate for Growth & Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each
of Municipal Income, Intermediate Municipal     Incom   e, and
Short-Intermediate Municipal Income is 0.25%.
The following table states the management fee, as a percentage of each fund's average net assets, for each fund for its most recent fiscal
year end   ed 1997.
                                    TOTAL
                                    MANAGEMENT FEE

   MID CAP                           0.60%

   EQUITY GROWTH                     0.60%

   GROWTH OPPORTUNITIES              0.52%[A][B][C]

   STRATEGIC OPPORTUNITIES           0.40%[A][B][C]

   LARGE CAP                         0.60%

   EQUITY INCOME                     0.50%

   BALANCED                          0.45%

   HIGH YIELD                        0.59%

   STRATEGIC INCOME                  0.59%

   MORTGAGE SECURITIES               0.44%[B][D]

   GOVERNMENT INVESTMENT             0.44%

   INTERMEDIATE BOND                 0.44%

   SHORT FIXED-INCOME                0.44%

   MUNICIPAL INCOME                  0.39%

   INTERMEDIATE MUNICIPAL            0.39%
   INCOME

   SHORT-INTERMEDIATE                0.39%
   MUNICIPAL INCOME

[A] THE    ANNUALIZED     BASIC    FEE, AS A PERCENTAGE OF EACH FUND'S
AVERAGE NET ASSETS,     FOR THE FISCAL    PERIOD     ENDED    NOVEMBER
30,     1997 WAS    0.60    % FOR GROWTH OPPORTUNITIES AND
   0.60    % FOR STRATEGIC OPPORTUNITIES.
   [B] ANNUALIZED
   [C] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
[   D    ]    FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.
   The total management fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.49% of the fund's average net assets. The basic fee for Growth Opportunities for the fiscal year ended October 31, 1997 was 0.60% of the fund's average net assets. The total management fee for Mortgage Securities for the fiscal year ended July 31, 1997 was 0.44% of the fund's average net assets.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal    period     ended 1997, FMR, on behalf of each fund
with sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and
FIIA fees equal to less than    0.01    %, of each fund's average net
assets    (annualized for periods of less than one year)    .    The
numbers for Growth Opportunities and Strategic Opportunities are for the fiscal period ended November 30, 1997 and the number for Mortgage Securities is for the fiscal period ended October 31, 1997.
   For the fiscal year ended October 31, 1997, FMR on behalf of Growth Opportunities paid FMR U.K., and FMR Far East fees equal to less than 0.01% of the fund's average net assets.
   Beginning January 1, 1999, FIMM will select certain investments for Balanced and Strategic Income.
   Beginning January 1, 1999, FIMM will have primary responsibility for managing Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income. FMR will pay FIMM 50% of its management fee (before expense reimbursements) for FIMM's services.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for the Institutional Class of the Taxable Funds, and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For the fiscal    period     ended 1997, transfer agency and pricing
and bookkeeping fees    paid     (as a percentage of average net
assets) amounted to the following. These amounts    (annualized for
periods of less than one year)     are before expense reductions, if
any.
                                    TRANSFER AGENCY    PRICING AND
                                    FEES PAID          BOOKKEEPING
                                                       FEES PAID
                                                          BY FUND

TECHNOQUANT GROWTH                      0.30%              0.24%

MID CAP                                 0.15%              0.06%

EQUITY GROWTH                           0.14%              0.02%

GROWTH OPPORTUNITIES   [A]              0.15%              0.00%

STRATEGIC OPPORTUNITIES   [A]           0.23%              0.05%

LARGE CAP                               0.15%              0.10%

GROWTH & INCOME                         0.15%              0.09%

EQUITY INCOME                           0.14%              0.03%

BALANCED                                0.14%              0.03%

HIGH YIELD                              0.17%              0.03%

STRATEGIC INCOME                        0.18%              0.04%

MORTGAGE SECURITIES   [B]               0.24%              0.04%

GOVERNMENT INVESTMENT                   0.18%              0.04%

INTERMEDIATE BOND                       0.15%              0.04%

SHORT FIXED-INCOME                      0.22%              0.04%

   [A] FOR THE FISCAL PERIOD ENDED NOVEMBER 30, 1997.
   [B] FOR THE FISCAL PERIOD ENDED OCTOBER 31, 1997.
   The transfer agency fees paid by Institutional Class of Growth Opportunities for the fiscal year ended October 31, 1997 were 0.15%. The transfer agency fees paid by Institutional Class of Mortgage Securities for the fiscal year ended July 31, 1997 were 0.21%.
   The pricing and bookkeeping fees paid by Growth Opportunities for the fiscal year ended October 31, 1997 were 0.00%. The pricing and bookkeeping fees paid by Mortgage Securities for the fiscal year ended July 31, 1997 were 0.04%.
UMB is the transfer and service agent for Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for the Institutional Class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the Institutional Class.
For the fiscal    year     ended 1997, transfer agency and pricing and
bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                          TRANSFER AGENCY    PRICING AND
                          FEES PAID          BOOKKEEPING
                                             FEES PAID
                                                BY FUND

MUNICIPAL INCOME              0.26%              0.04%

INTERMEDIATE MUNICIPAL        0.18%              0.09%
INCOME

SHORT-INTERMEDIATE            0.30%              0.26%
MUNICIPAL INCOME

   Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
The portfolio turnover rate    (annualized for periods of less than
one year)     for the fiscal    period     ended 1997 was    213    %
for TechnoQuant Growth,    208    % for Mid Cap,    108    % for
Equity Growth,    33    % for Growth Opportunities    (for the fiscal
period ended November 30, 1997)    ,    61    % for Strategic
Opportunities    (for the fiscal period ended November 30, 1997)    ,
   93    % for Large Cap,    82    % for Growth & Income,    55    %
for Equity Income,    70    % for Balanced,    105    % for High
Yield,    140    % for Strategic Income,    125    % for Mortgage
Securities    (for the fiscal period ended October 31, 1997)    ,
   136    %        for Government Investment,    138    % for
Intermediate Bond,    105    % for Short Fixed-Income,    36    % for
Municipal Income,    18    % for Intermediate Municipal Income, and
   41    % for Short-Intermediate Municipal Income   .
   The portfolio turnover rate for Growth Opportunities for the fiscal year ended October 31, 1997 was 35%. The portfolio turnover rate for Mortgage Securities for the fiscal year ended July 31, 1997 was 149%.
Portfolio turnover rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (ONLY TAXABLE FUNDS ARE AVAILABLE FOR THE FOLLOWING
ACCOUNTS)
FOR TAX-ADVANTAGED RETIREMENT SAVINGS
 Retirement plans    provide     individuals    with tax-advantaged
ways to save for retirement, either with tax-deductible contributions or tax-free growth. Retirement accounts require special applications and typically have lower minimums.
(solid bullet)    TRADITIONAL     INDIVIDUAL RETIREMENT ACCOUNTS
(IRAS) allow    individuals     under    age     70
1/2(checkmark)(solid club) with    compensation to contribute u    p
to $2,000 per tax year.    Married couples can contribute up to $4,000
per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Contributions may be tax deductible, subject to certain income limits.
   (solid bullet) ROTH IRAS allow individuals to make non-deductible contributions of up to $2,000 per tax year. Married couples can contribute up to $4,000 per tax year, provided no more than $2,000 is contributed on behalf of either spouse. (These limits are aggregate for Traditional and Roth IRAs.) Eligibility is subject to certain income limits. Qualified distributions are tax-free.
   (solid bullet) ROTH CONVERSION IRAS allow individuals with assets held in a Traditional IRA or Rollover IRA to convert those assets to a Roth Conversion IRA. Eligibility is subject to certain income limits. Qualified distributions are tax-free.
   (solid bullet) ROLLOVER IRAS help retain special tax advantages for certain eligible rollover distributions from employer-sponsored retirement plans.
   (solid bullet) PROFIT SHARING OR MONEY PURCHASE PENSION PLANS (KEOGHS) allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.
   (solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employment income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
   (solid bullet) SALARY REDUCTION SEP-IRAS (SARSEPS) allow employees of businesses with 25 or fewer employees to contribute a percentage of their wages on a tax-deferred basis. These plans must have been established by the employer prior to January 1, 1997.
   (solid bullet) SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
   (solid bullet) 401(K) PLANS allow employees of organizations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of Institutional Class is the class's net asset value per share (NAV). Institutional Class's shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your order is received in proper form. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
Shares of    Sh    ort-Intermediate Municipal Income are offered to
current shareholders only.
   Each fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares. IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described on page . If there is no account application accompanying this prospectus, call 1-800-843-3001 or your investment professional.
If you are investing through a tax-   advantag    ed retirement plan,
such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For    certain     Fidelity    Advisor retirement accounts(double
dagger)     $500
Through regular investment plans* $1,000
TO ADD TO AN ACCOUNT $250
   For certain Fidelity Advisor retirement accounts(double dagger)
$100
Through regular investment plans* $100
MINIMUM BALANCE $1,000
   For certain Fidelity Advisor retirement accounts(double dagger)
None
   (double dagger)THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
For further information on opening an account, please consult your investment professional or refer to the account application.

                               TO OPEN AN                                    TO ADD TO AN
                               ACCOUNT                                       ACCOUNT

PHONE                          (SMALL SOLID BULLET) EXCHANGE FROM THE        (SMALL SOLID BULLET) EXCHANGE FROM THE
1-800-843-300                  SAME CLASS OF ANOTHER                         SAME CLASS OF ANOTHER
1 OR YOUR                      FIDELITY ADVISOR FUND OR                      FIDELITY ADVISOR FUND OR
INVESTMENT                     FROM ANOTHER FIDELITY                         FROM ANOTHER FIDELITY
PROFESSIONAL                   FUND ACCOUNT WITH THE                         FUND ACCOUNT WITH THE
                               SAME REGISTRATION,                            SAME REGISTRATION,
                               INCLUDING NAME,                               INCLUDING NAME,
                               ADDRESS, AND TAXPAYER                         ADDRESS, AND TAXPAYER
                               ID NUMBER.                                    ID NUMBER.

MAIL (MAIL_GRAPHIC)            (SMALL SOLID BULLET) COMPLETE AND SIGN THE    (SMALL SOLID BULLET) MAKE YOUR CHECK
                               ACCOUNT APPLICATION.                          PAYABLE TO THE
                               MAKE YOUR CHECK                               COMPLETE NAME OF THE
                               PAYABLE TO THE                                FUND OF YOUR CHOICE
                               COMPLETE NAME OF THE                          AND NOTE THE
                               FUND OF YOUR CHOICE                           APPLICABLE CLASS.
                               AND NOTE THE                                  INDICATE YOUR FUND
                               APPLICABLE CLASS. MAIL                        ACCOUNT NUMBER ON
                               TO THE ADDRESS                                YOUR CHECK AND MAIL TO
                               INDICATED ON THE                              THE ADDRESS PRINTED ON
                               APPLICATION.                                  YOUR ACCOUNT
                                                                             STATEMENT.
                                                                             (SMALL SOLID BULLET) EXCHANGE BY MAIL: CALL
                                                                             1-800-843-3001 OR
                                                                             YOUR INVESTMENT
                                                                             PROFESSIONAL FOR
                                                                             INSTRUCTIONS.

IN PERSON (HAND_GRAPHIC)       (SMALL SOLID BULLET) BRING YOUR ACCOUNT       (SMALL SOLID BULLET) BRING YOUR CHECK TO
                               APPLICATION AND CHECK                         YOUR INVESTMENT
                               TO YOUR INVESTMENT                            PROFESSIONAL.
                               PROFESSIONAL.

WIRE (WIRE_GRAPHIC)            (SMALL SOLID BULLET) CALL 1-800-843-3001      (SMALL SOLID BULLET) NOT AVAILABLE FOR
                               TO SET UP YOUR ACCOUNT                        RETIREMENT ACCOUNTS.
                               AND TO ARRANGE A WIRE                         (SMALL SOLID BULLET) WIRE TO:
                               TRANSACTION. NOT                              BANKER'S TRUST CO.
                               AVAILABLE FOR                                 ROUTING #
                               RETIREMENT ACCOUNTS.                          021001033
                               (SMALL SOLID BULLET) WIRE TO:                 FIDELITY DART
                                BANKER'S TRUST CO.                           DEPOSITORY
                                ROUTING #                                    ACCOUNT # 00159759
                               021001033                                     FBO: (ACCOUNT NAME)
                                FIDELITY DART                                (ACCOUNT NUMBER)
                               DEPOSITORY
                                ACCOUNT #00159759                            SPECIFY THE COMPLETE
                                FBO: (ACCOUNT NAME)                          NAME OF THE FUND OF
                                (ACCOUNT NUMBER)                             YOUR CHOICE, NOTE THE
                                                                             APPLICABLE CLASS AND
                               SPECIFY THE COMPLETE                          INCLUDE YOUR ACCOUNT
                               NAME OF THE FUND OF                           NUMBER AND YOUR
                               YOUR CHOICE, NOTE THE                         NAME.
                               APPLICABLE CLASS AND
                               INCLUDE YOUR NEW
                               ACCOUNT NUMBER AND
                               YOUR NAME.

AUTOMATICALLY
(AUTOMATIC_GRAPHIC)           (SMALL SOLID BULLET) NOT AVAILABLE.           (SMALL SOLID BULLET) USE FIDELITY ADVISOR
                                                                             SYSTEMATIC INVESTMENT
                                                                             PROGRAM. SIGN UP FOR
                                                                             THIS SERVICE WHEN
                                                                             OPENING YOUR ACCOUNT,
                                                                             OR CALL YOUR INVESTMENT
                                                                             PROFESSIONAL TO BEGIN
                                                                             THE PROGRAM.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of Institutional Class is the class's NAV. Your shares will be sold at the next NAV calculated after your order is received in proper form. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                                            ALL ACCOUNT TYPES EXCEPT     (SMALL SOLID BULLET) MAXIMUM CHECK
1-800-843-300                                    RETIREMENT                   REQUEST: $100,000.
1 OR YOUR                                        ALL ACCOUNT TYPES            (SMALL SOLID BULLET) YOU MAY EXCHANGE TO
INVESTMENT                                                                    THE SAME CLASS OF
PROFESSIONAL                                                                  OTHER FIDELITY ADVISOR
                                                                              FUNDS OR TO OTHER
                                                                              FIDELITY FUNDS IF BOTH
                                                                              ACCOUNTS ARE
                                                                              REGISTERED WITH THE
                                                                              SAME NAME(S),
                                                                              ADDRESS, AND
                                                                              TAXPAYER ID NUMBER.

MAIL OR IN PERSON (MAIL_GRAPHIC)(HAND_GRAPHIC)   INDIVIDUAL, JOINT TENANT,    (SMALL SOLID BULLET) THE LETTER OF
                                                 SOLE PROPRIETORSHIP,         INSTRUCTION MUST BE
                                                 UGMA, UTMA                   SIGNED BY ALL PERSONS
                                                                              REQUIRED TO SIGN FOR
                                                 RETIREMENT ACCOUNT           TRANSACTIONS, EXACTLY
                                                                              AS THEIR NAMES
                                                                              APPEAR ON THE
                                                                              ACCOUNT.
                                                                              (SMALL SOLID BULLET) THE ACCOUNT OWNER
                                                                              SHOULD COMPLETE A
                                                                              RETIREMENT DISTRIBUTION
                                                                              FORM. CALL
                                                                              1-800-843-3001 OR
                                                                              YOUR INVESTMENT
                                                                              PROFESSIONAL TO REQUEST
                                                                              ONE.

                                                 TRUST                        (SMALL SOLID BULLET) THE TRUSTEE MUST SIGN
                                                                              THE LETTER INDICATING
                                                                              CAPACITY AS TRUSTEE. IF
                                                                              THE TRUSTEE'S NAME IS
                                                                              NOT IN THE ACCOUNT
                                                                              REGISTRATION, PROVIDE A
                                                                              COPY OF THE TRUST
                                                                              DOCUMENT CERTIFIED
                                                                              WITHIN THE LAST 60
                                                                              DAYS.

                                                 BUSINESS OR                  (SMALL SOLID BULLET) AT LEAST ONE PERSON
                                                 ORGANIZATION                 AUTHORIZED BY
                                                                              CORPORATE RESOLUTION
                                                                              TO ACT ON THE ACCOUNT
                                                                              MUST SIGN THE LETTER.

                                                 EXECUTOR,                    (SMALL SOLID BULLET) CALL
                                                 ADMINISTRATOR,               1-800-843-3001 OR
                                                 CONSERVATOR/GUARDIAN         YOUR INVESTMENT
                                                                              PROFESSIONAL FOR
                                                                              INSTRUCTIONS.

WIRE (WIRE_GRAPHIC)                              ALL ACCOUNT TYPES EXCEPT     (SMALL SOLID BULLET) YOU MUST SIGN UP FOR
                                                 RETIREMENT                   THE WIRE FEATURE
                                                                              BEFORE USING IT. TO
                                                                              VERIFY THAT IT IS IN
                                                                              PLACE, CALL
                                                                              1-800-843-3001.
                                                                              MINIMUM WIRE:
                                                                              $500.
                                                                              (SMALL SOLID BULLET) YOUR WIRE REDEMPTION
                                                                              REQUEST MUST BE
                                                                              RECEIVED IN PROPER
                                                                              FORM BY THE TRANSFER
                                                                              AGENT BEFORE 4:00
                                                                              P.M. EASTERN TIME FOR
                                                                              MONEY TO BE WIRED
                                                                              ON THE NEXT BUSINESS
                                                                              DAY.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements after certain transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds, by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM    MINIMUM      FREQUENCY                        SETTING UP OR
INITIAL    ADDITIONAL                                    CHANGING

$1,000     $100         MONTHLY, BIMONTHLY, QUARTERLY,   (SMALL SOLID BULLET) FOR A NEW ACCOUNT,
                        OR SEMI-ANNUALLY                 COMPLETE THE
                                                         APPROPRIATE SECTION ON
                                                         THE APPLICATION.
                                                         (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS,
                                                         CALL YOUR INVESTMENT
                                                         PROFESSIONAL FOR AN
                                                         APPLICATION.
                                                         (SMALL SOLID BULLET) TO CHANGE THE AMOUNT
                                                         OR FREQUENCY OF YOUR
                                                         INVESTMENT, CONTACT
                                                         YOUR INVESTMENT
                                                         PROFESSIONAL DIRECTLY
                                                         OR, CALL
                                                         1-800-843-3001.
                                                         CALL AT LEAST 10
                                                         BUSINESS DAYS PRIOR TO
                                                         YOUR NEXT SCHEDULED
                                                         INVESTMENT DATE.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December and January; dividends for Strategic Income, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-advantaged retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gains from the Taxable Funds are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains.
However, for shareholders of the Municipal Funds, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
During the fiscal    year     ended 1997,    100    % of the income
dividends from Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income was free from federal income tax.
During the fiscal year ended 1997,    18.90    % of Municipal
Income's,    8.72    % of Intermediate Municipal Income's, and
   19.53 % of Short-Intermediate Municipal Income's dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments, and these taxes generally will reduce a fund's distributions. However, if you meet certain holding period requirements with respect to your fund shares, an offsetting tax credit may be available to you. If you do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
 A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received. (small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Shares of the Bonds Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to 1.00% and trading fees of up to 1.50% of the amount exchanged. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



APPENDIX B
TECHNOQUANT GROWTH - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   TECHNOQUA               12.33%
   NT GROWTH
   -
   INSTITUTIONAL
   CLASS

   LIPPER                  20.36%
   CAPITAL
   APPRECIATIO
   N FUNDS
   AVERAGEA

   S&P 500                 33.36%

   CONSUMER                1.70%
   PRICE INDEX


MID CAP - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   MID CAP -               28.05%
   INSTITUTIONAL
   CLASS

   LIPPER MID              19.63%
   CAP FUNDS
   AVERAGEB

   S&P 400                 32.25%

   CONSUMER                1.70%
   PRICE INDEX

EQUITY GROWTH - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   EQUITY             15.57%          44.84%          6.93%           64.71%          10.14%
   GROWT
   H -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             14.79%          26.91%          -4.49%          36.70%          8.08%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   EQUITY             15.71%          -0.04%          40.12%          16.89%          24.61%
   GROWT
   H -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             10.63%          -2.17%          30.79%          19.24%          25.30%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -0.5700000000000001
ROW: 2, COL: 1, VALUE: 15.57
ROW: 3, COL: 1, VALUE: 44.84
ROW: 4, COL: 1, VALUE: 6.930000000000001
ROW: 5, COL: 1, VALUE: 64.71000000000001
ROW: 6, COL: 1, VALUE: 10.14
ROW: 7, COL: 1, VALUE: 15.71
ROW: 8, COL: 1, VALUE: -0.04000000000000001
ROW: 9, COL: 1, VALUE: 40.12000000000001
ROW: 10, COL: 1, VALUE: 16.89
ROW: 11, COL: 1, VALUE: 24.61
(LARGE SOLID BOX) EQUITY GROWTH - INSTITUTIONAL
CLASS
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   GROWT              33.28%          24.14%          -1.65%          42.68%          15.03%
   H
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             14.79%          26.91%          -4.49%          36.70%          8.08%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   GROWT              22.17%          2.86%           33.58%          18.30%          29.20%
   H
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             10.63%          -2.17%          30.79%          19.24%          25.30%
   GROWT
   H
   FUNDS
   AVERAG
   EC

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 33.28
ROW: 3, COL: 1, VALUE: 24.14
ROW: 4, COL: 1, VALUE: -1.65
ROW: 5, COL: 1, VALUE: 42.68
ROW: 6, COL: 1, VALUE: 15.03
ROW: 7, COL: 1, VALUE: 22.17
ROW: 8, COL: 1, VALUE: 2.86
ROW: 9, COL: 1, VALUE: 33.58
ROW: 10, COL: 1, VALUE: 18.3
ROW: 11, COL: 1, VALUE: 29.2
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -
INSTITUTIONAL CLASS
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   STRATEG            22.71%          32.98%          -6.59%          23.69%          13.47%
   IC
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             14.09%          26.60%          -8.24%          39.91%          8.78%
   CAPITAL
   APPRE
   CIATION
   FUNDSA

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   STRATEG            21.07%          -6.35%          38.78%          1.99%           26.11%
   IC
   OPPOR
   TUNITIES
   -
   INSTITUTI
   ONAL CL
   ASS

   LIPPER             15.68%          -3.38%          30.34%          16.31%          20.36%
   CAPITAL
   APPRE
   CIATION
   FUNDSA

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX




PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -6.33
ROW: 2, COL: 1, VALUE: 22.25
ROW: 3, COL: 1, VALUE: 32.6
ROW: 4, COL: 1, VALUE: -7.17
ROW: 5, COL: 1, VALUE: 23.08
ROW: 6, COL: 1, VALUE: 12.87
ROW: 7, COL: 1, VALUE: 20.44
ROW: 8, COL: 1, VALUE: -7.17
ROW: 9, COL: 1, VALUE: 38.78
ROW: 10, COL: 1, VALUE: 1.99
ROW: 11, COL: 1, VALUE: 26.11
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
INSTITUTIONAL CLASS
LARGE CAP - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   LARGE CAP               24.34%
   -
   INSTITUTIONAL
   CLASS

   LIPPER                  25.30%
   GROWTH
   FUNDS
   AVERAGEC

   S&P 500                 33.36%

   CONSUMER                1.70%
   PRICE INDEX

GROWTH & INCOME - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL     1997
RETURNS+

   GROWTH &                28.23%
   INCOME -
   INSTITUTIONAL
   CLASS

   LIPPER                  27.14%
   GROWTH AND
   INCOME
   FUNDS
   AVERAGED

   S&P 500                 33.36%

   CONSUMER                1.70%
   PRICE INDEX


EQUITY INCOME - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990             1991            1992
YEAR TOTAL
RETURNS+

   EQUITY             23.23%          18.43%          -14.28%          29.81%          14.94%
   INCOME
   -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             16.74%          22.18%          -6.78%           26.86%          9.77%
   EQUITY
   INCOME
   FUNDS
   AVERAG
   EE

   S&P                16.61%          31.69%          -3.10%           30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%            3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   EQUITY             18.80%          7.50%           33.49%          15.26%          26.64%
   INCOME
   -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             13.66%          -2.54%          30.17%          18.85%          27.51%
   EQUITY
   INCOME
   FUNDS
   AVERAG
   EE

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -2.24
ROW: 2, COL: 1, VALUE: 23.23
ROW: 3, COL: 1, VALUE: 18.43
ROW: 4, COL: 1, VALUE: -14.28
ROW: 5, COL: 1, VALUE: 29.81
ROW: 6, COL: 1, VALUE: 14.94
ROW: 7, COL: 1, VALUE: 18.8
ROW: 8, COL: 1, VALUE: 7.5
ROW: 9, COL: 1, VALUE: 33.49
ROW: 10, COL: 1, VALUE: 15.26
ROW: 11, COL: 1, VALUE: 26.64
(LARGE SOLID BOX) EQUITY INCOME -
INSTITUTIONAL CLASS
BALANCED - INSTITUTIONAL CLASS

CALENDAR           1988            1989            1990            1991            1992
YEAR TOTAL
RETURNS+

   BALANC             20.89%          24.60%          -2.94%          34.48%          9.20%
   ED -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             12.34%          19.57%          -0.57%          26.69%          7.07%
   BALANC
   ED
   FUNDS
   AVERAG
   EF

   S&P                16.61%          31.69%          -3.10%          30.47%          7.62%
   500

   CONSU              4.42%           4.65%           6.11%           3.06%           2.90%
   MER
   PRICE
   INDEX



CALENDAR           1993            1994            1995            1996            1997
YEAR TOTAL
RETURNS+

   BALANC             19.66%          -5.09%          15.00%          8.68%           22.92%
   ED -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             10.91%          -2.50%          25.16%          13.76%          19.00%
   BALANC
   ED
   FUNDS
   AVERAG
   EF

   S&P                10.08%          1.32%           37.58%          22.96%          33.36%
   500

   CONSU              2.75%           2.67%           2.54%           3.32%           1.70%
   MER
   PRICE
   INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 20.89
ROW: 3, COL: 1, VALUE: 24.6
ROW: 4, COL: 1, VALUE: -2.94
ROW: 5, COL: 1, VALUE: 34.58
ROW: 6, COL: 1, VALUE: 9.199999999999999
ROW: 7, COL: 1, VALUE: 19.66
ROW: 8, COL: 1, VALUE: -5.09
ROW: 9, COL: 1, VALUE: 15.0
ROW: 10, COL: 1, VALUE: 8.68
ROW: 11, COL: 1, VALUE: 22.92
(LARGE SOLID BOX) BALANCED - INSTITUTIONAL CLASS
HIGH YIELD - INSTITUTIONAL CLASS
CALENDAR      1988     1989     1990      1991     1992
YEAR TOTAL
RETURNS+

HIGH          17.24%   3.64%    7.30%     34.94%   23.09%
YIELD -
INSTITUTI
ONAL
CLASS

LIPPER        12.89%   -0.58%   -10.13%   36.91%   17.51%
HIGH
CURRENT
YIELD
FUNDS
AVERAG
E   G

MERRILL       13.47%   4.23%    -4.35%    34.58%   18.16%
LYNCH
HIGH
YIELD
MASTER
INDEX

CONSU         4.42%    4.65%    6.11%     3.06%    2.90%
MER
PRICE
INDEX

CALENDAR      1993     1994     1995     1996     1997
YEAR TOTAL
RETURNS+

HIGH          20.45%   -1.49%   18.69%   13.24%      15.30%
YIELD -
INSTITUTI
ONAL
CLASS

LIPPER        18.95%   -3.85%   16.43%   13.67%      12.96%
HIGH
CURRENT
YIELD
FUNDS
AVERAG
E   G

MERRILL       17.18%   -1.17%   19.91%   11.06%      12.82%
LYNCH
HIGH
YIELD
MASTER
INDEX

CONSU         2.75%    2.67%    2.54%    3.32%       1.70%
MER
PRICE
INDEX


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 17.24
ROW: 3, COL: 1, VALUE: 3.64
ROW: 4, COL: 1, VALUE: 7.3
ROW: 5, COL: 1, VALUE: 34.94
ROW: 6, COL: 1, VALUE: 23.09
ROW: 7, COL: 1, VALUE: 20.45
ROW: 8, COL: 1, VALUE: -1.49
ROW: 9, COL: 1, VALUE: 18.69
ROW: 10, COL: 1, VALUE: 13.24
ROW: 11, COL: 1, VALUE: 15.3
(LARGE SOLID BOX) HIGH YIELD - INSTITUTIONAL CLASS
STRATEGIC INCOME - INSTITUTIONAL CLASS
CALENDAR      1995            1996     1997
YEAR TOTAL
RETURNS+

STRATEG       22.   38    %   13.04%      9.36%
IC
INCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        16.92%          11.74%      8.77%
MULTI-S
ECTOR
INCOME
FUNDS
AVERAG
E   H

MERRILL       19.91%          11.06%      12.82%
LYNCH
HIGH
YIELD
MASTER
INDEX

CONSU         2.54%           3.32%       1.70%
MER
PRICE
INDEX


   PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: 22.38
ROW: 10, COL: 1, VALUE: 13.04
ROW: 11, COL: 1, VALUE: 9.360000000000001
   (LARGE SOLID BOX) STRATEGIC INCOME -
   INSTITUTIONAL CLASS
MORTGAGE SECURITIES - INSTITUTIONAL CLASS

CALENDAR      1988           1989            1990            1991            1992
YEAR TOTAL
RETURNS+

MORTG         6.72%          13.64%          10.36%          13.61%          5.45%
AGE
SECURIT
IES -
INSTITUTI
ONAL
CLASS

LIPPER        7.47%          12.71%          9.52%           15.00%          6.38%
U.S.
MORTG
AGE
FUNDS
AVERAG
E   I

LEHMA            8.72    %      15.35    %      10.72    %      15.72    %      6.97    %
N
BROTHER
S
MORTG
AGE-BA
CKED
SECURITI
ES
INDEX

CONSU         4.42%          4.65%           6.11%           3.06%           2.90%
MER
PRICE
INDEX



CALENDAR      1993           1994            1995     1996           1997
YEAR TOTAL
RETURNS+

MORTG         6.71%          1.94%           17.02%   5.43%             9.01%
AGE
SECURIT
IES -
INSTITUTI
ONAL
CLASS

LIPPER        7.58%          -4.83%          16.29%   3   .87    %      8.58%
U.S.
MORTG
AGE
FUNDS
AVERAG
E   I

LEHMA            6.84    %      -1.61    %   16.80%      5.35    %      9.49%
N
BROTHER
S
MORTG
AGE-BA
CKED
SECURITI
ES
INDEX

CONSU         2.75%          2.67%           2.54%    3.32%             1.70%
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.930000000000001
ROW: 11, COL: 1, VALUE: 9.01
(LARGE SOLID BOX) MORTGAGE SECURITIES -
INSTITUTIONAL CLASS
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS

CALENDAR      1988           1989            1990           1991            1992
YEAR TOTAL
RETURNS+

GOVER         6.57%          11.75%          8.37%          13.45%          6.48%
NMENT
INVEST
MENT -

INSTITUTI
ONAL CL
ASS

LIPPER        6.67%          12.46%          8.22%          14.44%          6.41%
GENER
AL U.S.
GOVER
NMENT
FUNDS
AVERAG
E   J

LEHMA            7.03    %      14.22    %      8.72    %      15.32    %      7.23    %
N
BROTHER
S
GOVERN
MENT
BOND
INDEX

CONSU         4.42%          4.65%           6.11%          3.06%           2.90%
MER
PRICE
INDEX



CALENDAR      1993            1994            1995            1996           1997
YEAR TOTAL
RETURNS+

GOVER         9.36%           -3.85%          17.7   2    %   2.33%             8.99    %
NMENT
INVEST
MENT -

INSTITUTI
ONAL CL
ASS

LIPPER        9.42%           -4.64%          17.34%          1.72%             8.84    %
GENER
AL U.S.
GOVER
NMENT
FUNDS
AVERAG
E   J

LEHMA            10.66    %      -3.37    %      18.34    %      2.77    %      9.59    %
N
BROTHER
S
GOVERN
MENT
BOND
INDEX

CONSU         2.75%           2.67%           2.54%           3.32%             1.70    %
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.57
ROW: 3, COL: 1, VALUE: 11.75
ROW: 4, COL: 1, VALUE: 8.370000000000001
ROW: 5, COL: 1, VALUE: 13.45
ROW: 6, COL: 1, VALUE: 6.48
ROW: 7, COL: 1, VALUE: 9.360000000000001
ROW: 8, COL: 1, VALUE: -3.85
ROW: 9, COL: 1, VALUE: 17.72
ROW: 10, COL: 1, VALUE: 2.33
ROW: 11, COL: 1, VALUE: 8.99
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS
INTERMEDIATE BOND - INSTITUTIONAL CLASS

CALENDAR         1988           1989           1990           1991            1992
YEAR TOTAL
RETURNS+

INTERM           7.84%          12.11%         7.91%          15.16%          7.32%
EDIATE
BOND -
INSTITUTI
ONAL
CLASS

LIPPER              6.16    %      9.94    %      8.11    %      14.01    %      6.24    %
   SHORT-    I
NTERME
DIATE
INVESTM
ENT
GRADE
DEBT
FUNDS
AVERAG
E   K

LEHMA            6.67%          12.77%         9.16%          14.62%          7.17%
N
BROTHER
S
INTERM
EDIATE
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU            4.42%          4.65%          6.11%          3.06%           2.90%
MER
PRICE
INDEX



CALENDAR         1993           1994            1995            1996           1997
YEAR TOTAL
RETURNS+

INTERM           12.08%         -2.06%          12.50%          3.70%             7.23    %
EDIATE
BOND -
INSTITUTI
ONAL
CLASS

LIPPER              7.51    %      -2.08    %      12.88    %      4.17    %      6.62    %
   SHORT-    I
NTERME
DIATE
INVESTM
ENT
GRADE
DEBT
FUNDS
AVERAG
E   K

LEHMA            8.79%          -1.93%          15.33%          4.05%             7.87    %
N
BROTHER
S
INTERM
EDIATE
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU            2.75%          2.67%           2.54%           3.32%             1.70    %
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.32
ROW: 2, COL: 1, VALUE: 7.84
ROW: 3, COL: 1, VALUE: 12.11
ROW: 4, COL: 1, VALUE: 7.91
ROW: 5, COL: 1, VALUE: 15.16
ROW: 6, COL: 1, VALUE: 7.319999999999999
ROW: 7, COL: 1, VALUE: 12.08
ROW: 8, COL: 1, VALUE: -2.06
ROW: 9, COL: 1, VALUE: 12.5
ROW: 10, COL: 1, VALUE: 3.7
ROW: 11, COL: 1, VALUE: 7.23
(LARGE SOLID BOX) INTERMEDIATE BOND -
INSTITUTIONAL CLASS
SHORT FIXED-INCOME - INSTITUTIONAL CLASS
CALENDAR      1988    1989     1990    1991     1992
YEAR TOTAL
RETURNS+

SHORT         6.19%   10.31%   5.87%   13.37%   7.61%
FIXED-I
NCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        6.86%   10.22%   7.87%   12.88%   5.97%
SHORT
INVESTM
ENT
GRADE
BOND
FUNDS
AVERAG
E   L

LEHMA         6.34%   10.97%   9.69%   11.83%   6.35%
N
BROTHER
S 1-3
YEAR
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU         4.42%   4.65%    6.11%   3.06%    2.90%
MER
PRICE
INDEX

CALENDAR      1993    1994     1995     1996    1997
YEAR TOTAL
RETURNS+

SHORT         9.49%   -3.37%   9.90%    4.69%      6.33    %
FIXED-I
NCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        6.45%   -0.44%   10.84%   4.64%      6.19    %
SHORT
INVESTM
ENT
GRADE
BOND
FUNDS
AVERAG
E   L

LEHMA         5.55%   0.55%    10.96%   5.14%      6.66    %
N
BROTHER
S 1-3
YEAR
GOVER
NMENT
/CORP
ORATE
BOND
INDEX

CONSU         2.75%   2.67%    2.54%    3.32%      1.70    %
MER
PRICE
INDEX


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.19
ROW: 3, COL: 1, VALUE: 10.31
ROW: 4, COL: 1, VALUE: 5.87
ROW: 5, COL: 1, VALUE: 13.37
ROW: 6, COL: 1, VALUE: 7.609999999999999
ROW: 7, COL: 1, VALUE: 9.49
ROW: 8, COL: 1, VALUE: -3.37
ROW: 9, COL: 1, VALUE: 9.9
ROW: 10, COL: 1, VALUE: 4.69
ROW: 11, COL: 1, VALUE: 6.33
(LARGE SOLID BOX) SHORT FIXED-INCOME -
INSTITUTIONAL CLASS
MUNICIPAL INCOME - INSTITUTIONAL CLASS

CALENDAR         1988            1989            1990           1991            1992
YEAR TOTAL
RETURNS+

MUNICI           11.80%          13.09%          10.29%         12.18%          11.11%
PAL
INCOME
-
INSTITUTI
ONAL CL
ASS

LIPPER              11.53    %      9.65    %       6.05    %      12.09    %      8.79    %
GENER
AL
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   M

   LEHMA            10.16%          10.79%          7.29%          12.14%          8.81%
   N
   BROTHER
   S
   MUNICI
   PAL
   BOND
   INDEX

CONSU            4.42%           4.65%           6.11%          3.06%           2.90%
MER
PRICE
INDEX



CALENDAR         1993            1994            1995            1996           1997
YEAR TOTAL
RETURNS+

MUNICI           13.79%          -8.05%          16.84%          3.09%             10.22    %
PAL
INCOME
-
INSTITUTI
ONAL CL
ASS

LIPPER              12.47    %   -   6.50    %      16.84    %      3.30    %      9.11    %
GENER
AL
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   M

   LEHMA            12.29%          -5.17%          17.45%          4.43%          9.19%
   N
   BROTHER
   S
   MUNICI
   PAL
   BOND
   INDEX

CONSU            2.75%           2.67%           2.54%           3.32%             1.70    %
MER
PRICE
INDEX



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 11.8
ROW: 3, COL: 1, VALUE: 13.09
ROW: 4, COL: 1, VALUE: 10.29
ROW: 5, COL: 1, VALUE: 12.18
ROW: 6, COL: 1, VALUE: 11.11
ROW: 7, COL: 1, VALUE: 13.79
ROW: 8, COL: 1, VALUE: -8.050000000000001
ROW: 9, COL: 1, VALUE: 16.84
ROW: 10, COL: 1, VALUE: 3.09
ROW: 11, COL: 1, VALUE: 10.22
(LARGE SOLID BOX) MUNICIPAL    INCOME     -
INSTITUTIONAL CLASS
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS
CALENDAR      1988    1989    1990    1991     1992
YEAR TOTAL
RETURNS+

INTERM        7.38%   7.79%   6.37%   9.64%    7.28%
EDIATE
MUNICI
PAL
INCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        7.57%   8.26%   6.59%   10.52%   7.80%
INTERM
EDIATE
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   N

CONSU         4.42%   4.65%   6.11%   3.06%    2.90%
MER
PRICE
INDEX

CALENDAR      1993     1994     1995     1996    1997
YEAR TOTAL
RETURNS+

INTERM        9.94%    -5.43%   14.37%   4.15%      8.07    %
EDIATE
MUNICI
PAL
INCOME
-
INSTITUTI
ONAL
CLASS

LIPPER        10.18%   -3.51%   12.89%   3.70%      7.16    %
INTERM
EDIATE
MUNICI
PAL
DEBT
FUNDS
AVERAG
E   N

CONSU         2.75%    2.67%    2.54%    3.32%      1.70    %
MER
PRICE
INDEX


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.33
ROW: 2, COL: 1, VALUE: 7.38
ROW: 3, COL: 1, VALUE: 7.79
ROW: 4, COL: 1, VALUE: 6.37
ROW: 5, COL: 1, VALUE: 9.639999999999999
ROW: 6, COL: 1, VALUE: 7.28
ROW: 7, COL: 1, VALUE: 9.94
ROW: 8, COL: 1, VALUE: -5.430000000000001
ROW: 9, COL: 1, VALUE: 14.37
ROW: 10, COL: 1, VALUE: 4.15
ROW: 11, COL: 1, VALUE: 8.07
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS
CALENDAR           1995           1996           1997
YEAR TOTAL
RETURNS+

   SHORT-I            8.76%          3.67%          5.18%
   NTERME
   DIATE
   MUNICI
   PAL
   INCOME
   -
   INSTITUTI
   ONAL
   CLASS

   LIPPER             7.43%          3.53%          5.20%
   SHORT-I
   NTERME
   DIATE
   MUNICI
   PAL
   DEBT
   FUNDS
   AVERAG
   EO

   CONSU              2.54%          3.32%          1.70%
   MER
   PRICE
   INDEX


   PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 8.76
ROW: 10, COL: 1, VALUE: 3.67
ROW: 11, COL: 1, VALUE: 5.18
   (LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL

   INCOME - INSTITUTIONAL CLASS
+INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, MUNICIPAL INCOME, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND MUNICIPAL INCOME, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
   [A] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 231 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   B    ] THE LIPPER    MID CAP     FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    249 MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
   [    C   ] THE LIPPER     GROWTH    FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER     820    MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   D    ] THE LIPPER    GROWTH AND     INCOME FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    611     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   E    ] THE LIPPER    EQUITY INCOME     FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    182     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
   [F] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 350 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [G] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 181 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [H] THE LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 81 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [I] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 59 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [J] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 179 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [K] THE LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 195 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [L] THE LIPPER SHORT INVESTMENT GRADE BOND AVERAGE FUNDS CURRENTLY REFLECTS THE PERFORMANCE OF OVER 101 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [M] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 235 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [N] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 140 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
   [O] THE LIPPER SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 33 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.




































































   TECHNOQUANT IS A TRADEMARK OF FMR CORP.